UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08690

MassMutual Premier Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)

Eric Wietsma
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant's telephone number, including area code:	413-788-8411

Date of fiscal year end:	10/31/09

Date of reporting period:	1/31/09

Item 1. Schedule of Investments.

MassMutual Premier Money Market Fund – Portfolio of Investments

January 31, 2009 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS – 101.4%
Commercial Paper – 90.0%
Abbey National Treasury 1.010% 10/28/09	$23,000,000	$23,001,712
American Honda Finance Corp. 0.370% 4/08/09	4,000,000	3,997,246
American Honda Finance Corp. 0.450% 4/16/09	16,300,000	16,284,719
American Honda Finance Corp. 0.500% 3/04/09	2,000,000	1,999,111
Amsterdam Funding Corp. 0.300% 2/17/09	18,600,000	18,597,365
Bryant Park Funding LLC 0.300% 2/06/09	4,000,000	3,999,800
Cargill, Inc. 0.350% 2/27/09	6,100,000	6,098,399
Caterpillar Finance Service Co. 0.450% 7/07/09	527,000	525,966
Caterpillar, Inc. 0.300% 4/06/09	1,931,000	1,929,954
Caterpillar, Inc. 0.430% 4/06/09	15,700,000	15,687,811
Caterpillar, Inc. 0.450% 4/06/09	4,226,000	4,222,566
CBA (Delaware) Finance, Inc. 1.650% 3/11/09	14,800,000	14,773,545
CBA (Delaware) Finance, Inc. 1.990% 3/03/09	8,600,000	8,585,263
Citibank New York 0.550% 4/17/09	22,250,000	22,250,000
Coca-Cola Co. 0.250% 4/01/09	3,065,000	3,063,723
Coca-Cola Co. 0.250% 4/03/09	14,925,000	14,918,574
Coca-Cola Co. 0.300% 4/03/09	4,400,000	4,397,727
ConocoPhillips 0.370% 2/26/09	5,300,000	5,298,584
ConocoPhillips 1.300% 2/26/09	16,933,000	16,917,102
Danaher Corp. 0.120% 2/06/09	5,533,000	5,532,889
Danske Corp. 0.680% 4/14/09	22,100,000	22,069,527
Danske Corp. 1.000% 2/17/09	300,000	299,858
Deere & Co. 0.350% 3/30/09	22,400,000	22,387,369
Dover Corp. 0.250% 2/02/09	22,400,000	22,399,689
Estee Lauder Companies 0.220% 3/20/09	16,300,000	16,295,219
Estee Lauder Companies 0.250% 3/20/09	2,032,000	2,031,323
Falcon Asset Security Co. LLC 0.200% 2/05/09	22,600,000	22,599,372
Gen Dynamics Corp. 0.200% 2/02/09	22,200,000	22,199,753
General Electric Capital Corp. 0.700% 7/13/09	22,400,000	22,329,004
Hewlett Packard Co. 0.380% 4/13/09	5,500,000	5,495,820
Hewlett Packard Co. 1.600% 3/02/09	2,400,000	2,396,800
Hewlett Packard Co. 2.130% 2/03/09	14,555,000	14,552,416
Honeywell International, Inc. 0.200% 4/02/09	2,450,000	2,449,170
Honeywell International, Inc. 0.250% 3/06/09	3,338,000	3,337,212
Honeywell International, Inc. 0.350% 3/12/09	6,000,000	5,997,667
Honeywell International, Inc. 0.800% 3/09/09	10,000,000	9,991,778
HSBC Finance Corp. 2.000% 3/11/09	19,000,000	18,958,833
Illinois Tool Works, Inc. 0.350% 5/07/09	4,200,000	4,196,080
Illinois Tool Works, Inc. 0.940% 3/16/09	7,000,000	6,991,958
Illinois Tool Works, Inc. 0.950% 2/23/09	2,805,000	2,803,298
Illinois Tool Works, Inc. 1.150% 2/02/09	8,993,000	8,992,425
ING Funding LLC 1.000% 4/07/09	9,950,000	9,931,758
ING Funding LLC 1.070% 7/06/09	7,800,000	7,763,834
ING Funding LLC 2.970% 2/06/09	5,265,000	5,262,394
J. P. Morgan & Chase Funding, Inc. 1.600% 2/02/09	4,500,000	4,499,600
J.P. Morgan & Chase 2.000% 4/27/09	4,000,000	3,980,889
J.P. Morgan & Chase 2.880% 3/09/09	15,970,000	15,922,729
Kittyhawk Funding 0.350% 2/18/09	22,552,000	22,548,053
Medtronic, Inc. 0.250% 3/31/09	16,702,000	16,695,157
Nestle Capital Corp. 1.000% 2/20/09	3,000,000	2,998,333
Nestle Capital Corp. 1.250% 2/20/09	11,207,000	11,199,217
Nestle Capital Corp. 2.100% 6/09/09	9,600,000	9,527,760
NSTAR Electric Co. 0.250% 2/25/09	20,000,000	19,996,528
Paccar Financial Corp. 0.350% 3/26/09	5,700,000	5,697,007
Paccar Financial Corp. 1.150% 3/12/09	800,000	798,978
Paccar Financial Corp. 1.640% 2/13/09	17,800,000	17,789,458
Parker-Hannifin Corp. 0.750% 2/05/09	7,300,000	7,299,240
Parker-Hannifin Corp. 0.950% 2/25/09	12,600,000	12,591,687
Parker-Hannifin Corp. 1.100% 2/02/09	4,500,000	4,499,725
Pepsi Americas, Inc. 0.320% 2/19/09	22,400,000	22,396,217
Procter & Gamble International Fundings 0.350% 5/04/09	18,446,000	18,429,322
Procter & Gamble International Fundings 0.400% 4/07/09	3,000,000	2,997,800
Rockwell Collins, Inc. 0.150% 2/03/09	9,565,000	9,564,880
Rockwell Collins, Inc. 0.250% 2/23/09	12,800,000	12,797,956
Sheffield Receivable 1.500% 2/04/09	24,200,000	24,195,967

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sigma Aldrich Corp. 0.200% 2/02/09	$6,097,000	$6,096,932
Sigma Aldrich Corp. 0.250% 2/04/09	12,726,000	12,725,646
Sigma Aldrich Corp. 0.250% 2/11/09	2,832,000	2,831,784
The Walt Disney Co. 1.100% 2/04/09	4,600,000	4,599,438
The Walt Disney Co. 1.100% 2/10/09	19,514,000	19,508,037
Wal-Mart Stores, Inc. 0.750% 9/08/09	1,560,000	1,552,850
Wal-Mart Stores, Inc. 0.800% 9/08/09	22,600,000	22,489,511
Windmill Funding Corp. 0.300% 2/06/09	4,000,000	3,999,800
Wisconsin Gas Co. 0.310% 2/04/09	13,000,000	12,999,552
Wisconsin Gas Co. 0.310% 2/05/09	8,196,000	8,195,647
Discount Notes – 11.1%
Federal Home Loan Bank Discount Notes 2.820% 4/06/09	10,800,000	10,745,010
Federal Home Loan Bank Discount Notes 2.900% 7/01/09	18,725,000	18,497,231
Federal Home Loan Bank Discount Notes 2.950% 4/21/09	11,815,000	11,737,546
Federal Home Loan Mortgage Corp. 0.410% 6/29/09	4,868,000	4,859,739
Federal Home Loan Mortgage Corp. 0.550% 7/28/09	9,400,000	9,374,437
Federal Home Loan Mortgage Corp. 2.820% 4/20/09	15,575,000	15,478,617
Federal National Mortgage Association 0.450% 6/18/09	4,012,000	4,005,079
Federal National Mortgage Association 0.490% 7/22/09	9,092,000	9,070,715
Federal National Mortgage Association 1.260% 4/15/09	4,135,000	4,124,290
Federal National Mortgage Association 2.650% 3/10/09	10,000,000	9,972,028
U.S. Treasury Bills – 0.3%
U.S. Treasury Bill 2.140% 7/02/09	2,425,000	2,403,094
TOTAL SHORT-TERM INVESTMENTS (Cost $895,508,099)		895,508,099
TOTAL INVESTMENTS – 101.4% (Cost $895,508,099) (a)		895,508,099
Other Assets/ (Liabilities) — (1.4)%		(12,552,932)
NET ASSETS – 100.0%		$882,955,167

Notes to Portfolio of Investments
(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments

January 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 0.1%
PREFERRED STOCK — 0.1%
Investment Companies – 0.1%
Special Value Expansion Fund LLC (Acquired 8/27/07, Cost $550,000) (a) (b) (c) (d)	5,500	$389,661
TOTAL PREFERRED STOCK (Cost $550,000)		389,661
TOTAL EQUITIES (Cost $550,000)		389,661
	Principal Amount
BONDS & NOTES – 69.8%
CORPORATE DEBT — 29.2%
Advertising – 0.2%
Interpublic Group of Cos., Inc. 5.400% 11/15/09	$775,000	732,375
Agriculture – 0.9%
Altria Group, Inc. 9.700% 11/10/18	1,130,000	1,236,567
BAT International Finance PLC (a) 8.125% 11/15/13	1,085,000	1,142,124
Cargill, Inc. (a) 5.200% 1/22/13	1,200,000	1,148,416
		3,527,107
Apparel – 0.1%
Kellwood Co. 7.875% 7/15/09	300,000	196,500
Banks – 1.1%
Bank of America Corp. 5.750% 12/01/17	1,500,000	1,368,384
HSBC Finance Corp. 6.375% 10/15/11	175,000	180,074
Wachovia Bank NA 7.800% 8/18/10	600,000	632,626
Wells Fargo & Co. 4.375% 1/31/13	1,300,000	1,265,410
Wells Fargo & Co. 5.625% 12/11/17	865,000	847,357
		4,293,851
Beverages – 0.5%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	435,000	381,187
Foster's Finance Corp. (a) 6.875% 6/15/11	1,000,000	989,459
PepsiCo, Inc. 7.900% 11/01/18	500,000	620,081
		1,990,727
Building Materials – 0.5%
American Standard, Inc. 7.625% 2/15/10	900,000	911,130
CRH America, Inc. 5.300% 10/15/13	425,000	325,526
CRH America, Inc. 8.125% 7/15/18	725,000	550,564
		1,787,220
Chemicals – 1.4%
Cytec Industries, Inc. 5.500% 10/01/10	600,000	579,173
Ecolab, Inc. 4.875% 2/15/15	1,400,000	1,181,172
EI Du Pont de Nemours & Co. 5.000% 1/15/13	475,000	489,005
EI Du Pont de Nemours & Co. 6.000% 7/15/18	175,000	179,558
Lubrizol Corp. 4.625% 10/01/09	720,000	719,515
Praxair, Inc. 5.250% 11/15/14	1,250,000	1,289,581
Sensient Technologies 6.500% 4/01/09	970,000	967,575
		5,405,579
Commercial Services – 0.8%
Deluxe Corp. 7.375% 6/01/15	180,000	102,150
Donnelley ( R.R. ) & Sons Co. 4.950% 5/15/10	650,000	612,813
Equifax, Inc. 6.300% 7/01/17	800,000	625,813
ERAC USA Finance Co. (a) 5.800% 10/15/12	1,000,000	746,741
ERAC USA Finance Co. (a) 7.950% 12/15/09	1,155,000	1,109,764
		3,197,281
Computers – 0.5%
Electronic Data Systems Corp. Series B 6.500% 8/01/13	475,000	504,476
EMC Corp. 1.750% 12/01/13	400,000	376,000
International Business Machines Corp. 7.625% 10/15/18	800,000	946,876
		1,827,352
Diversified Financial – 4.6%
American Express Credit Corp. 7.300% 8/20/13	860,000	879,790
American General Finance Corp. 5.900% 9/15/12	500,000	240,056
American General Finance Corp. 6.900% 12/15/17	925,000	414,785
The Bear Stearns Cos., Inc. 7.250% 2/01/18	1,000,000	1,064,451
CIT Group, Inc. 5.125% 9/30/14	290,000	188,627
CIT Group, Inc. 7.625% 11/30/12	1,800,000	1,507,097
Citigroup, Inc. 5.500% 2/15/17	840,000	672,816
Citigroup, Inc. 6.500% 8/19/13	720,000	687,966
Eaton Vance Corp. 6.500% 10/02/17	575,000	499,252
Emerald Investment Grade CBO Ltd. (Acquired 4/23/99, Cost $290,339) FRN (a) (b) 3.054% 5/24/11	224,864	216,994
Ford Motor Credit Co. LLC 7.375% 10/28/09	1,675,000	1,501,313
GATX Financial Corp. 5.125% 4/15/10	1,975,000	1,850,982

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Goldman Sachs Group, Inc. 5.150% 1/15/14	$250,000	$230,466
The Goldman Sachs Group, Inc. 5.625% 1/15/17	775,000	646,655
The Goldman Sachs Group, Inc. 6.150% 4/01/18	385,000	351,557
International Lease Finance Corp. 5.625% 9/20/13	300,000	215,708
Lazard Group LLC 6.850% 6/15/17	650,000	447,813
Lazard Group LLC 7.125% 5/15/15	805,000	608,021
Lehman Brothers Holdings, Inc. (e) 6.200% 9/26/14	1,235,000	172,900
Merrill Lynch & Co., Inc. 5.450% 2/05/13	1,800,000	1,708,686
National Rural Utilities Cooperative Finance Corp. 10.375% 11/01/18	1,600,000	1,932,909
SLM Corp. 5.000% 10/01/13	1,100,000	837,135
Textron Financial Corp. 5.125% 11/01/10	1,130,000	904,336
		17,780,315
Electric – 3.9%
Allegheny Energy Supply 7.800% 3/15/11	300,000	300,750
Allegheny Energy Supply (a) 8.250% 4/15/12	475,000	476,187
Carolina Power & Light Co. 5.125% 9/15/13	780,000	816,201
Carolina Power & Light Co. 5.950% 3/01/09	1,000,000	1,002,340
CenterPoint Energy Houston Electric LLC Class U 7.000% 3/01/14	250,000	257,354
Consumers Energy Co. 4.400% 8/15/09	425,000	423,444
Entergy Gulf States, Inc. 5.250% 8/01/15	1,925,000	1,710,663
Kansas Gas & Electric Co. 5.647% 3/29/21	491,335	441,833
Kiowa Power Partners LLC (a) 4.811% 12/30/13	315,054	305,821
MidAmerican Funding LLC 6.750% 3/01/11	1,000,000	1,032,636
Mirant Mid-Atlantic LLC Series 2001, Class A 8.625% 6/30/12	640,391	624,381
Monongahela Power 6.700% 6/15/14	500,000	503,024
Monongahela Power 7.360% 1/15/10	700,000	682,212
Nevada Power Co. Series L 5.875% 1/15/15	650,000	616,581
Pacific Gas & Electric Co. 4.800% 3/01/14	950,000	957,967
Pennsylvania Electric Co. Class B 6.125% 4/01/09	585,000	584,668
PPL Energy Supply LLC 6.300% 7/15/13	600,000	569,653
Tampa Electric Co. 6.375% 8/15/12	750,000	751,453
Tenaska Oklahoma (a) 6.528% 12/30/14	343,698	349,930
TransAlta Corp. 5.750% 12/15/13	1,250,000	1,159,580
TransAlta Corp. 6.650% 5/15/18	300,000	270,431
Tri-State Generation & Transmission Association Series 2003, Class A (a) 6.040% 1/31/18	580,944	615,968
Wisconsin Public Service Corp. 5.650% 11/01/17	450,000	417,828
		14,870,905
Electronics – 0.1%
Thomas & Betts Corp. Series B 6.390% 2/10/09	325,000	325,146
Environmental Controls – 0.3%
Allied Waste North America, Inc. Series B 5.750% 2/15/11	590,000	578,200
Waste Management, Inc. 6.100% 3/15/18	435,000	410,582
		988,782
Foods – 0.9%
Delhaize Group 6.500% 6/15/17	1,180,000	1,158,307
Kellogg Co. 5.125% 12/03/12	855,000	894,712
The Kroger Co. 7.500% 1/15/14	260,000	289,853
Sara Lee Corp. 3.875% 6/15/13	60,000	56,477
Smithfield Foods, Inc. 7.000% 8/01/11	1,130,000	909,650
		3,308,999
Forest Products & Paper – 0.2%
Rock-Tenn Co. 5.625% 3/15/13	180,000	159,750
Rock-Tenn Co. 8.200% 8/15/11	650,000	643,500
Rock-Tenn Co. (a) 9.250% 3/15/16	175,000	171,500
		974,750
Gas – 0.1%
Southwest Gas Corp. 8.375% 2/15/11	375,000	377,926
Hand & Machine Tools – 0.1%
Kennametal, Inc. 7.200% 6/15/12	500,000	501,824
Health Care — Products – 0.2%
Covidien International Finance SA 5.450% 10/15/12	600,000	604,696
Medtronic, Inc. 1.625% 4/15/13	325,000	286,406
		891,102
Holding Company — Diversified – 0.1%
Leucadia National Corp. 7.000% 8/15/13	460,000	386,400
Home Builders – 0.1%
Centex Corp. 7.875% 2/01/11	350,000	325,500
D.R. Horton, Inc. 4.875% 1/15/10	170,000	159,800
Lennar Corp. Series B 5.125% 10/01/10	80,000	65,800
		551,100

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Household Products – 0.2%
Kimberly-Clark Corp. 6.125% 8/01/17	$800,000	$857,650
Housewares – 0.1%
Newell Rubbermaid, Inc. 4.000% 5/01/10	495,000	482,382
Insurance – 0.2%
Prudential Financial, Inc. 5.800% 6/15/12	1,000,000	909,094
Investment Companies – 0.1%
Xstrata Finance Canada (a) 5.800% 11/15/16	335,000	235,151
Iron & Steel – 0.1%
Reliance Steel & Aluminum Co. 6.200% 11/15/16	445,000	301,200
Leisure Time – 0.1%
Brunswick Corp. 11.750% 8/15/13	675,000	322,554
Lodging – 0.3%
MGM Mirage 6.000% 10/01/09	400,000	383,000
MGM Mirage 6.750% 9/01/12	340,000	200,600
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	250,000	202,500
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/01/12	565,000	491,550
		1,277,650
Machinery — Diversified – 0.4%
Briggs & Stratton Corp. 8.875% 3/15/11	855,000	829,350
Roper Industries, Inc. 6.625% 8/15/13	720,000	714,856
		1,544,206
Manufacturing – 0.9%
Bombardier, Inc. (a) 6.750% 5/01/12	330,000	296,175
Cooper US, Inc. 6.100% 7/01/17	775,000	741,106
General Electric Co. 5.250% 12/06/17	1,000,000	946,275
Pentair, Inc. 7.850% 10/15/09	950,000	962,225
Tyco Electronics Group SA 6.000% 10/01/12	375,000	347,188
Tyco Electronics Group SA 6.550% 10/01/17	325,000	268,472
		3,561,441
Media – 2.5%
CBS Corp. 6.625% 5/15/11	650,000	608,499
Comcast Corp. 5.500% 3/15/11	1,860,000	1,862,740
Cox Communications, Inc. 4.625% 1/15/10	2,865,000	2,842,083
McGraw-Hill Cos., Inc. 5.375% 11/15/12	750,000	669,282
Rogers Cable, Inc. 5.500% 3/15/14	260,000	250,764
Scholastic Corp. 5.000% 4/15/13	575,000	434,125
Shaw Communications, Inc. 8.250% 4/11/10	1,540,000	1,547,700
Thomson Corp. 5.700% 10/01/14	1,495,000	1,378,272
		9,593,465
Metal Fabricate & Hardware – 0.2%
Timken Co. 5.750% 2/15/10	920,000	907,902
Mining – 0.4%
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/17	1,080,000	896,400
Vale Overseas Ltd. 6.250% 1/23/17	535,000	513,179
		1,409,579
Office Equipment/Supplies – 0.1%
Xerox Corp. 5.500% 5/15/12	280,000	259,638
Oil & Gas – 1.2%
Devon Energy Corp. 6.300% 1/15/19	215,000	215,141
Hess Corp. 7.000% 2/15/14	600,000	608,521
Noble Holding International Ltd. 7.375% 3/15/14	735,000	762,467
OAO Gazprom (a) 9.625% 3/01/13	455,000	427,700
The Premcor Refining Group, Inc. 6.750% 5/01/14	320,000	306,206
Shell International Finance 5.625% 6/27/11	100,000	107,408
Tesoro Corp. 6.500% 6/01/17	400,000	298,000
Transocean Ltd. 1.500% 12/15/37	400,000	329,000
Valero Energy Corp. 3.500% 4/01/09	500,000	497,920
XTO Energy, Inc. 4.900% 2/01/14	1,000,000	922,271
		4,474,634
Oil & Gas Services – 0.0%
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	220,000	156,750
Packaging & Containers – 0.2%
Packaging Corp. of America 5.750% 8/01/13	310,000	272,188
Pactiv Corp. 5.875% 7/15/12	280,000	260,312
Pactiv Corp. 6.400% 1/15/18	200,000	160,319
		692,819
Pharmaceuticals – 0.5%
Abbott Laboratories 5.600% 11/30/17	1,660,000	1,774,180
Pipelines – 1.6%
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	1,190,000	1,228,974
Duke Capital LLC 7.500% 10/01/09	700,000	710,711
Enbridge, Inc. 5.800% 6/15/14	1,360,000	1,241,793
Enterprise Products Operating LP 7.500% 2/01/11	210,000	214,247
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	275,000	221,227
Kinder Morgan Energy Partners LP 6.000% 2/01/17	175,000	164,323

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125% 6/15/14	$550,000	$483,863
Plains All American Pipeline Co. 5.625% 12/15/13	685,000	573,289
Southern Natural Gas Co. (a) 5.900% 4/01/17	420,000	366,450
Texas Eastern Transmission LP (a) 6.000% 9/15/17	275,000	230,753
Transcontinental Gas Pipe Line Corp. 8.875% 7/15/12	600,000	619,500
		6,055,130
Real Estate Investment Trusts (REITS) – 0.5%
Brandywine Operating Partnership LP 5.625% 12/15/10	550,000	466,356
iStar Financial, Inc. Series B 5.700% 3/01/14	385,000	142,450
Senior Housing Properties Trust 8.625% 1/15/12	175,000	154,000
Weingarten Realty Investors, Series A 7.500% 12/19/10	1,225,000	1,203,185
		1,965,991
Retail – 0.2%
J.C. Penney Corp., Inc. 7.950% 4/01/17	200,000	160,394
Lowe's Cos., Inc. 5.600% 9/15/12	425,000	440,662
		601,056
Savings & Loans – 0.1%
Glencore Funding LLC (a) 6.000% 4/15/14	665,000	323,546
Software – 0.4%
Fiserv, Inc. 6.125% 11/20/12	1,500,000	1,434,003
Telecommunications – 2.0%
AT&T, Inc. 4.850% 2/15/14	1,000,000	999,940
British Telecom PLC STEP 8.625% 12/15/10	1,125,000	1,181,186
Cellco Partnership (a) 7.375% 11/15/13	735,000	794,976
Embarq Corp. 7.082% 6/01/16	65,000	57,850
Qwest Corp. 7.875% 9/01/11	1,900,000	1,881,000
Qwest Corp. 8.875% 3/15/12	400,000	398,000
Rogers Wireless Communications, Inc. 6.375% 3/01/14	450,000	437,903
Sprint Nextel Corp. 6.000% 12/01/16	600,000	402,000
Verizon Communications, Inc. 8.750% 11/01/18	540,000	628,970
Verizon New England, Inc. 6.500% 9/15/11	500,000	508,893
Vodafone Group PLC 7.750% 2/15/10	300,000	310,152
		7,600,870
Transportation – 0.3%
Canadian National Railway Co. 5.850% 11/15/17	370,000	367,609
Con-way, Inc. 8.875% 5/01/10	930,000	909,390
		1,276,999
TOTAL CORPORATE DEBT (Cost $121,887,737)		111,933,131
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.3%
Commercial MBS – 3.0%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.745% 2/10/51	2,500,000	1,515,114
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	1,530,000	1,204,024
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	1,000,000	804,436
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	700,000	469,403
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	2,100,000	1,641,163
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.816% 12/10/49	1,125,000	686,527
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ (a) 6.218% 1/15/18	1,350,000	355,636
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	975,000	642,921
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	975,000	630,961
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	825,000	493,203
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	2,775,000	2,066,756
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	1,450,000	866,638
		11,376,782

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Equity ABS – 0.1%
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	$4,589	$4,309
Terwin Mortgage Trust, Series 2006-10SL, Class A2 STEP 5.000% 12/25/37	3,350,000	296,709
		301,018
Student Loans ABS – 0.5%
Ares High Yield CSO PLC (Acquired 2/15/07, Cost $788,563), Series 2005-2A, Class 2B1 FRN (a) (b) 2.578% 9/20/10	775,000	501,812
Galena CDO Cayman Islands Ltd. (Acquired 4/24/07, Cost $1,034,615), Series 2005-1, Class B1U7 FRN (a) (b) 2.536% 1/11/13	1,025,000	251,433
Newport Waves CDO (Acquired 3/30/07, Cost $1,598,144), Series 2007-1A, Class A3LS FRN (a) (b) 2.125% 6/20/14	1,600,000	522,750
Salt Creek High Yield CSO Ltd. (Acquired 1/23/07, Cost $460,575), Series 2005-1A, Class B2 FRN (a) (b) 4.125% 9/20/10	460,000	291,812
Salt Creek High Yield CSO Ltd. (Acquired 1/23/07, Cost $581,469), Series 2005-1A, Class A7 FRN (a) (b) 3.525% 9/20/10	575,000	445,086
		2,012,893
WL Collateral CMO – 2.7%
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A 5.000% 12/25/33	1,492,969	1,223,593
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 0.439% 7/20/36	718,343	592,834
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 4.520% 8/25/34	438,701	333,688
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 5.394% 9/25/33	64,110	35,835
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 6.308% 2/25/34	69,333	40,470
First Nationwide Trust, Series 2001-5, Class A1 6.750% 10/21/31	19,383	16,376
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 4.842% 8/25/34	113,159	83,689
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.549% 1/19/38	1,144,227	464,367
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.499% 5/25/37	1,821,329	1,073,448
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 5.551% 8/25/34	199,305	122,980
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.639% 8/25/36	489,782	292,095
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2 VRN 5.094% 2/25/34	712,889	504,273
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 5.410% 2/25/34	28,316	20,035
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 5.444% 7/25/33	13,197	9,730
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 5.430% 2/25/34	2,331	1,579
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.569% 6/25/46	2,125,724	812,985
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN 0.579% 4/25/46	1,415,882	552,513
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 5.696% 3/25/34	131,940	99,766
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A 6.500% 8/25/34	240,497	183,144
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 3.453% 4/25/44	335,350	132,533
Washington Mutual, Inc., Series 2004-AR14, Class A1 VRN 4.256% 1/25/35	1,826,738	1,480,984
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1 FRN 4.237% 9/25/34	1,254,846	977,800

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 FRN 4.573% 12/25/34	$1,612,004	$1,252,106
		10,306,823
WL Collateral PAC – 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 5.531% 6/25/32	102,476	47,826
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $40,469,736)		24,045,342
SOVEREIGN DEBT OBLIGATIONS — 0.3%
Brazilian Government International Bond 5.875% 1/15/19	711,000	678,593
Colombia Government International Bond 7.375% 3/18/19	356,000	353,142
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,050,664)		1,031,735
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 32.4%
Pass-Through Securities – 32.4%
Federal Home Loan Mortgage Corp.
Pool #G01953 4.500% 10/01/35	469,502	472,216
Pool #G11723 5.500% 7/01/20	332,159	343,902
Pool #A56828 5.500% 2/01/37	2,058,051	2,106,447
Pool #A69653 5.500% 12/01/37	1,977,192	2,023,687
Pool #E00856 7.500% 6/01/15	20,918	21,983
Federal National Mortgage Association
Pool #775539 3.898% 5/01/34	857,196	866,610
Pool #888586 4.308% 10/01/34	1,871,353	1,910,338
4.375% 10/15/15	7,575,000	8,169,256
Pool #813954 4.500% 12/01/20	2,988,586	3,030,146
Pool #889266 4.500% 3/01/23	4,094,654	4,151,595
Pool #933882 4.500% 4/01/23	8,431,622	8,548,874
Pool #684154 5.500% 2/01/18	70,193	72,773
Pool #702331 5.500% 5/01/18	734,223	760,982
Pool #725796 5.500% 9/01/19	5,258,292	5,445,002
Pool #844564 5.500% 12/01/20	1,176,718	1,216,662
Pool #745525 5.500% 5/01/21	7,541,148	7,797,134
Pool #826713 5.500% 8/01/35	5,896,986	6,046,484
Pool #826735 5.500% 8/01/35	819,765	840,547
Pool #912449 5.500% 3/01/37	680,301	696,910
Pool #918516 5.500% 6/01/37	4,492,505	4,602,186
Pool #960211 5.500% 8/01/37	1,161,015	1,189,360
Pool #965490 5.500% 12/01/37	1,928,802	1,975,892
Pool #897100 6.500% 7/01/36	2,748,563	2,866,129
Pool #882203 6.500% 9/01/36	240,205	250,479
Pool #894850 6.500% 9/01/36	591,736	617,046
Pool #801772 6.500% 11/01/36	236,828	246,958
Pool #903789 6.500% 11/01/36	38,432	40,075
Pool #904896 6.500% 11/01/36	450,062	469,313
Pool #910426 6.500% 1/01/37	534,515	557,377
Pool #871045 6.500% 1/01/37	2,778,418	2,897,261
Pool #915983 6.500% 3/01/37	518,057	540,216
Pool #917578 6.500% 4/01/37	188,580	196,647
Pool #928419 6.500% 5/01/37	484,531	505,256
Pool #256771 6.500% 6/01/37	272,770	284,438
Pool #942028 6.500% 6/01/37	395,200	412,104
Pool #899771 6.500% 7/01/37	436,908	455,596
Pool #941315 6.500% 7/01/37	18,547	19,341
Pool #893175 6.500% 8/01/37	364,956	380,566
Pool #942750 6.500% 8/01/37	272,994	284,671
Pool #942561 6.500% 8/01/37	1,629,256	1,698,944
Pool #933009 6.500% 9/01/37	506,914	528,596
Pool #953263 6.500% 10/01/37	809,031	843,636
Pool #925765 6.500% 11/01/37	496,184	517,407
Pool #967187 6.500% 12/01/37	933,031	972,940
Pool #965955 6.500% 1/01/38	537,049	560,020
Pool #968413 6.500% 1/01/38	183,422	191,267
Pool #933401 6.500% 2/01/38	814,940	849,798
Pool #966050 6.500% 2/01/38	40,494	42,226
Pool #968565 6.500% 2/01/38	727,570	758,691
Pool #971728 6.500% 2/01/38	621,914	648,515
Pool #929615 6.500% 6/01/38	380,472	396,746
Pool #982532 6.500% 9/01/38	463,561	483,389
Pool #986100 6.500% 9/01/38	473,562	493,818
Pool #988662 6.500% 9/01/38	1,069,878	1,115,640
Pool #990052 6.500% 9/01/38	244,444	254,900
Pool #991031 6.500% 9/01/38	290,953	303,399
Pool #990218 6.500% 9/01/38	331,995	346,195
Pool #990246 6.500% 9/01/38	887,568	925,532
Pool #990316 6.500% 9/01/38	199,947	208,499
Pool #990744 6.500% 9/01/38	1,242,009	1,295,134
Pool #991143 6.500% 10/01/38	809,423	844,045
Federal National Mortgage Association TBA
Pool #20086 5.000% 12/01/34 (f)	4,100,000	4,166,625
Pool #53662 6.500% 4/01/35 (f)	4,425,438	4,609,370
6.500% 12/31/99 (f)	15,200,000	15,846,000
Government National Mortgage Association
Pool #658710 6.000% 5/15/37	579,226	597,282
Pool #608502 6.000% 7/15/37	47,954	49,449
Pool #671330 6.000% 7/15/37	3,510,973	3,620,417

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #661536 6.500% 12/15/36	$2,433,820	$2,529,652
Pool #660060 6.500% 1/15/37	3,169,517	3,294,317
Pool #664937 6.500% 8/15/37	1,649,257	1,714,196
Pool #502124 7.500% 8/15/29	13,765	14,587
Pool #507545 7.500% 8/15/29	39,356	41,705
		124,075,396
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $121,071,988)		124,075,396
U.S. TREASURY OBLIGATIONS — 1.6%
U.S. Treasury Bonds & Notes – 1.6%
U.S. Treasury Inflation Index 0.625% 4/15/13	1,927,026	1,864,704
U.S. Treasury Inflation Index 2.375% 4/15/11	2,143,140	2,156,534
U.S. Treasury Note 4.875% 5/31/11	1,815,000	1,974,451
		5,995,689
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,799,579)		5,995,689
TOTAL BONDS & NOTES (Cost $290,279,704)		267,081,293
TOTAL LONG-TERM INVESTMENTS (Cost $290,829,704)		267,470,954
SHORT-TERM INVESTMENTS – 37.0%
Commercial Paper – 36.7%
Black & Decker Corp. 1.400% 2/05/09	6,729,000	6,727,692
Cadbury Schweppes Finance PLC 4.500% 2/09/09	906,000	904,981
Cadbury Schweppes Finance PLC 5.000% 3/09/09	4,110,000	4,088,879
Centrica PLC 2.300% 3/25/09	4,900,000	4,883,408
Centrica PLC 2.450% 3/06/09	4,758,000	4,746,990
Clorox Co. (the) 2.000% 2/09/09	1,264,000	1,263,368
Covidien International Finance SA 4.750% 2/19/09	5,930,000	5,915,134
Covidien International Finance SA 5.000% 2/12/09	2,633,000	2,628,612
CVS Corp. 2.100% 3/16/09	497,000	495,724
CVS Corp. 2.250% 3/27/09	8,185,000	8,156,864
Dow Chemical Co. 4.000% 3/02/09	3,864,000	3,851,120
Dow Chemical Co. 5.100% 2/25/09	5,127,000	5,108,842
General Mills, Inc.. 2.150% 4/06/09	4,800,000	4,781,367
Ingersoll Rand Global Holdings Co. 3.000% 2/11/09	1,272,000	1,270,834
Ingersoll Rand Global Holdings Co. 3.000% 2/27/09	5,640,000	5,627,310
Ingersoll Rand Global Holdings Co. 6.250% 2/18/09	1,479,000	1,474,378
ITT Corp. 2.250% 3/23/09	3,198,000	3,187,806
ITT Corp. 2.300% 3/27/09	2,313,000	2,304,872
ITT Corp. 2.650% 2/20/09	2,541,000	2,537,259
ITT Corp. 4.500% 4/03/09	1,636,000	1,623,321
Johnson Controls 2.500% 2/10/09	6,000,000	5,995,833
Johnson Controls 2.500% 2/13/09	3,600,000	3,596,750
Lincoln National Corp. 2.200% 3/13/09	1,323,000	1,319,685
Textron, Inc. 4.500% 2/17/09	3,800,000	3,791,925
Textron, Inc. 5.500% 2/03/09	2,000,000	1,999,083
Textron, Inc. 5.500% 2/04/09	3,600,000	3,597,800
Tyco Electronics Group SA 1.250% 2/06/09	2,323,000	2,322,516
Tyco Electronics Group SA 1.650% 3/03/09	2,694,000	2,690,172
Tyco Electronics Group SA 1.850% 2/27/09	2,326,000	2,322,773
Tyco International Finance SA 1.900% 3/12/09	6,794,000	6,779,657
Vodafone Group PLC 2.330% 3/30/09	8,500,000	8,468,092
Volkswagen of America 4.450% 3/05/09	4,764,000	4,744,567
Volkswagen of America 5.450% 2/26/09	1,800,000	1,792,915
Volkswagen of America 6.200% 2/03/09	2,275,000	2,273,825
Volvo Group Treasury National 5.500% 3/31/09	2,375,000	2,353,592
Wellpoint, Inc. 2.000% 4/01/09	7,990,000	7,963,367
Xcel Energy, Inc. 2.250% 2/02/09	7,000,000	6,999,125
U.S. Treasury Bills – 0.3%
U.S. Treasury Bill, 0.309%, due 7/30/09 (g)	1,000,000	998,455
TOTAL SHORT-TERM INVESTMENTS (Cost $141,588,893)		141,588,893
TOTAL INVESTMENTS – 106.9% (Cost $432,418,597) (h)		409,059,847
Other Assets/ (Liabilities) — (6.9)%		(26,262,267)
NET ASSETS – 100.0%		$382,797,580

Notes to Portfolio of Investments

ABS	- Asset Backed Security
CBO	- Collateralized Bond Obligation
CDO	- Collateralized Debt Obligation
CMO	- Collateralized Mortgage Obligation
CSO	- Credit Swap Obligation
FRN	- Floating Rate Note
MBS	- Mortgage Backed Security
PAC	- Planned Amortization Class
STEP	- Step Up Bond
TBA	- To Be Announced
VRN	- Variable Rate Note
WL	- Whole Loan

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, these securities amounted to a value of $12,927,072 or 3.38% of net assets.
(b)	Restricted security. (Note 2).
(c)	Non-income producing security.
(d)	This security is valued in good faith under procedures established by the Board of Trustees.
(e)	Security is currently in default.
(f)	A portion of this security is purchased on a forward commitment basis. (Note 2).
(g)	This security is held as collateral for open futures contracts. (Note 2).
(h)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected Bond Fund – Portfolio of Investments

January 31, 2009 (Unaudited)

	Principal Amount	Value
BONDS & NOTES – 99.7%
U.S. TREASURY OBLIGATIONS — 99.7%
U.S. Treasury Inflation Index 0.625% 4/15/13	$6,118,182	$5,920,313
U.S. Treasury Inflation Index 0.875% 4/15/10	13,798,106	13,448,841
U.S. Treasury Inflation Index 1.375% 7/15/18	2,766,656	2,667,229
U.S. Treasury Inflation Index 1.625% 1/15/15	13,054,791	12,718,223
U.S. Treasury Inflation Index 1.625% 1/15/18	8,172,843	7,994,062
U.S. Treasury Inflation Index 1.750% 1/15/28	6,385,985	5,703,483
U.S. Treasury Inflation Index 1.875% 7/15/13	12,200,057	12,165,744
U.S. Treasury Inflation Index 1.875% 7/15/15	6,478,869	6,395,859
U.S. Treasury Inflation Index 2.000% 4/15/12	5,780,547	5,813,145
U.S. Treasury Inflation Index 2.000% 1/15/14	13,864,879	13,856,214
U.S. Treasury Inflation Index 2.000% 7/15/14	11,943,691	11,895,199
U.S. Treasury Inflation Index 2.000% 1/15/16	7,603,144	7,579,247
U.S. Treasury Inflation Index 2.000% 1/15/26	9,296,304	8,651,372
U.S. Treasury Inflation Index 2.375% 4/15/11	10,903,225	10,971,370
U.S. Treasury Inflation Index 2.375% 1/15/17	10,056,469	10,270,169
U.S. Treasury Inflation Index 2.375% 1/15/25	12,688,408	12,446,535
U.S. Treasury Inflation Index 2.375% 1/15/27	8,985,959	8,853,910
U.S. Treasury Inflation Index 2.500% 7/15/16	10,647,751	10,957,201
U.S. Treasury Inflation Index 2.625% 7/15/17	8,527,971	8,935,715
U.S. Treasury Inflation Index 3.000% 7/15/12	12,947,278	13,432,801
U.S. Treasury Inflation Index 3.375% 1/15/12	5,258,474	5,435,947
U.S. Treasury Inflation Index 3.375% 4/15/32	3,265,286	3,947,935
U.S. Treasury Inflation Index 3.500% 1/15/11	6,403,542	6,571,635
U.S. Treasury Inflation Index 3.625% 4/15/28	9,843,000	11,408,652
U.S. Treasury Inflation Index 3.875% 4/15/29	11,993,526	14,416,806
TOTAL U.S. TREASURY OBLIGATIONS (Cost $238,452,141)		232,457,607
TOTAL BONDS & NOTES (Cost $238,452,141)		232,457,607
TOTAL LONG-TERM INVESTMENTS (Cost $238,452,141)		232,457,607
SHORT-TERM INVESTMENTS – 0.2%
Repurchase Agreement – 0.2%
State Street Bank & Trust Co. Repurchase Agreement, Dated 1/30/2009, 0.050%, due 2/02/09 (a)	565,962	565,962
TOTAL SHORT-TERM INVESTMENTS (Cost $565,962)		565,962
TOTAL INVESTMENTS – 99.9% (Cost $239,018,103) (b)		233,023,569
Other Assets/ (Liabilities) — 0.1%		170,999
NET ASSETS – 100.0%		$233,194,568

Notes to Portfolio of Investments
(a)	Maturity value of $565,964. Collateralized by U.S. Government Agency obligations with a rate of 5.889%, maturity date of 1/01/37, and an aggregate market value, including accrued interest, of $579,689.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments

January 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 0.1%
PREFERRED STOCK — 0.1%
Investment Companies – 0.1%
Special Value Expansion Fund LLC (Acquired 8/27/07, Cost $1,250,000) (a) (b) (c) (d)	12,500	$885,592
TOTAL PREFERRED STOCK (Cost $1,250,000)		885,592
TOTAL EQUITIES (Cost $1,250,000)		885,592
	Principal Amount
BONDS & NOTES – 102.6%
CORPORATE DEBT — 39.7%
Advertising – 0.1%
Interpublic Group of Cos., Inc. 5.400% 11/15/09	$822,000	776,790
Aerospace & Defense – 0.2%
General Dynamics Corp. 5.250% 2/01/14	2,050,000	2,135,387
Agriculture – 0.3%
Cargill, Inc. (a) 5.200% 1/22/13	3,875,000	3,708,425
Airlines – 0.0%
United Air Lines, Inc. (b) (e) 10.110% 12/31/49	363,018	-
US Airways, Inc. Class B (b) (e) 1.000% 4/15/49	1,001,003	10
		10
Apparel – 0.2%
Kellwood Co. 7.875% 7/15/09	973,000	637,315
VF Corp. 6.450% 11/01/37	2,510,000	2,008,718
		2,646,033
Banks – 2.3%
Bank of America Corp. 5.750% 12/01/17	1,555,000	1,418,558
Bank of America Corp. 7.400% 1/15/11	121,248	123,905
Bank of America Corp. Series L 5.650% 5/01/18	6,700,000	6,068,003
HSBC Finance Corp. 6.375% 10/15/11	669,000	688,397
HSBC Holdings PLC 6.500% 9/15/37	1,995,000	1,819,761
Wachovia Bank NA 6.600% 1/15/38	4,410,000	4,310,140
Wachovia Corp. 5.300% 10/15/11	3,778,000	3,840,103
Wachovia Corp. 5.750% 6/15/17	2,120,000	2,110,301
Wells Fargo & Co. 4.375% 1/31/13	4,250,000	4,136,916
Wells Fargo & Co. 5.625% 12/11/17	1,075,000	1,053,074
		25,569,158
Beverages – 0.5%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	1,269,000	1,112,014
Anheuser-Busch Cos., Inc. 6.500% 2/01/43	968,000	766,819
Anheuser-Busch InBev Worldwide, Inc. (a) 8.200% 1/15/39	1,165,000	1,173,991
The Coca-Cola Co. 5.350% 11/15/17	1,825,000	1,937,727
Foster's Finance Corp. (a) 6.875% 6/15/11	872,000	862,808
		5,853,359
Building Materials – 0.4%
American Standard, Inc. 7.625% 2/15/10	3,006,000	3,043,175
CRH America, Inc. 8.125% 7/15/18	2,300,000	1,746,618
		4,789,793
Chemicals – 1.4%
Cytec Industries, Inc. 5.500% 10/01/10	1,918,000	1,851,422
Ecolab, Inc. 4.875% 2/15/15	4,540,000	3,830,371
Ecolab, Inc. 6.875% 2/01/11	110,000	108,705
EI Du Pont de Nemours & Co. 5.000% 1/15/13	1,600,000	1,647,176
EI Du Pont de Nemours & Co. 6.000% 7/15/18	1,175,000	1,205,608
Lubrizol Corp. 4.625% 10/01/09	2,531,000	2,529,294
Praxair, Inc. 5.250% 11/15/14	3,900,000	4,023,493
Sensient Technologies 6.500% 4/01/09	283,000	282,293
		15,478,362
Commercial Services – 0.6%
Deluxe Corp. 7.375% 6/01/15	500,000	283,750
Donnelley ( R.R. ) & Sons Co. 4.950% 5/15/10	2,174,000	2,049,623
Equifax, Inc. 7.000% 7/01/37	1,370,000	917,664
ERAC USA Finance Co. (a) 6.700% 6/01/34	1,620,000	932,244
ERAC USA Finance Co. (a) 7.000% 10/15/37	4,865,000	2,873,678
ERAC USA Finance Co. (a) 7.950% 12/15/09	37,000	35,551
		7,092,510
Computers – 0.3%
Electronic Data Systems Corp. Series B 6.500% 8/01/13	1,646,000	1,748,142
EMC Corp. 1.750% 12/01/13	1,300,000	1,222,000
		2,970,142
Diversified Financial – 6.4%
American Express Co. 6.150% 8/28/17	1,060,000	996,845
American Express Credit Corp. 7.300% 8/20/13	4,125,000	4,219,925
American General Finance Corp. 5.900% 9/15/12	4,480,000	2,150,906

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
American General Finance Corp. 6.500% 9/15/17	$1,155,000	$507,062
American General Finance Corp. 6.900% 12/15/17	1,315,000	589,667
The Bear Stearns Cos., Inc. 7.250% 2/01/18	3,190,000	3,395,599
BlackRock, Inc. 6.250% 9/15/17	1,075,000	966,795
Boeing Capital Corp. Ltd. 5.800% 1/15/13	580,000	591,710
CIT Group, Inc. 5.125% 9/30/14	2,400,000	1,561,051
CIT Group, Inc. 7.625% 11/30/12	5,280,000	4,420,817
Citigroup, Inc. 5.500% 2/15/17	2,495,000	1,998,425
Citigroup, Inc. 5.875% 5/29/37	2,175,000	1,679,335
Citigroup, Inc. 6.500% 8/19/13	2,300,000	2,197,671
Citigroup, Inc. 7.250% 10/01/10	136,904	132,919
Eaton Vance Corp. 6.500% 10/02/17	3,375,000	2,930,391
Emerald Investment Grade CBO Ltd. (Acquired 5/19/99, Cost $458,391) FRN (a) (c) 3.054% 5/24/11	219,243	211,569
Federal National Mortgage Association 5.625% 7/15/37	10,500,000	11,455,318
General Electric Capital Corp. 5.375% 10/20/16	2,407,000	2,234,392
General Electric Capital Corp. 5.875% 1/14/38	1,000,000	795,298
General Electric Capital Corp. 6.875% 1/10/39	3,500,000	3,101,105
The Goldman Sachs Group, Inc. 5.625% 1/15/17	6,615,000	5,519,510
The Goldman Sachs Group, Inc. 6.125% 2/15/33	1,439,000	1,197,952
The Goldman Sachs Group, Inc. 6.150% 4/01/18	420,000	383,517
The Goldman Sachs Group, Inc. 6.750% 10/01/37	1,220,000	927,373
HSBC Finance Corp. 5.900% 6/19/12	2,130,000	2,108,913
Lazard Group LLC 6.850% 6/15/17	1,575,000	1,085,085
Lazard Group LLC 7.125% 5/15/15	2,407,000	1,818,019
Lehman Brothers Holdings, Inc. (e) 6.200% 9/26/14	3,885,000	543,900
Lehman Brothers Holdings, Inc. (e) 6.875% 7/17/37	2,640,000	264
Lehman Brothers Holdings, Inc. (e) 7.000% 9/27/27	510,000	71,400
Merrill Lynch & Co., Inc. 5.450% 2/05/13	5,775,000	5,482,034
Morgan Stanley 5.450% 1/09/17	1,526,000	1,293,479
SLM Corp. 5.000% 10/01/13	2,129,000	1,620,237
Textron Financial Corp. 5.125% 11/01/10	3,540,000	2,833,051
		71,021,534
Electric – 3.7%
Allegheny Energy Supply (a) 8.250% 4/15/12	1,516,000	1,519,790
Carolina Power & Light Co. 6.125% 9/15/33	37,000	38,424
CenterPoint Energy Houston Electric LLC Class U 7.000% 3/01/14	610,000	627,943
Consumers Energy Co. 4.400% 8/15/09	1,279,000	1,274,319
Entergy Gulf States, Inc. (f) 5.250% 8/01/15	5,801,000	5,155,093
Kansas Gas & Electric Co. 5.647% 3/29/21	1,624,681	1,460,995
Kiowa Power Partners LLC (a) 4.811% 12/30/13	977,922	949,263
MidAmerican Energy Co. 5.125% 1/15/13	69,000	69,890
Mirant Mid-Atlantic LLC Series 2001, Class A 8.625% 6/30/12	1,913,195	1,865,365
Monongahela Power 6.700% 6/15/14	1,667,000	1,677,084
Nevada Power Co. Series L 5.875% 1/15/15	2,193,000	2,080,249
Nevada Power Co. Series N 6.650% 4/01/36	1,000,000	893,651
Oncor Electric Delivery Co. (a) 6.800% 9/01/18	4,420,000	4,436,929
Oncor Electric Delivery Co. (a) 7.500% 9/01/38	1,570,000	1,546,387
Pennsylvania Electric Co. Class B 6.125% 4/01/09	4,385,000	4,382,514
PPL Energy Supply LLC 6.300% 7/15/13	1,900,000	1,803,900
Progress Energy, Inc. 7.100% 3/01/11	79,216	81,659
Tenaska Oklahoma (a) 6.528% 12/30/14	1,286,979	1,310,311
TransAlta Corp. 5.750% 12/15/13	4,496,000	4,170,777
TransAlta Corp. 6.650% 5/15/18	800,000	721,148
Tri-State Generation & Transmission Association Series 2003, Class A (a) 6.040% 1/31/18	1,663,160	1,763,427
Tri-State Generation & Transmission Association Series 2003, Class B (a) 7.144% 7/31/33	2,232,000	1,958,102
Wisconsin Public Service Corp. 5.650% 11/01/17	1,405,000	1,304,552
		41,091,772
Electrical Components & Equipment – 0.2%
Anixter International, Inc. 5.950% 3/01/15	2,800,000	2,296,000

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Environmental Controls – 0.8%
Allied Waste North America, Inc. Series B 5.750% 2/15/11	$1,899,000	$1,861,020
Allied Waste North America, Inc. 6.500% 11/15/10	6,395,000	6,395,000
Republic Services, Inc. 6.750% 8/15/11	78,000	76,700
		8,332,720
Foods – 0.5%
Conagra, Inc. 6.750% 9/15/11	121,248	126,940
The Hershey Co. (f) 7.200% 8/15/27	538,000	554,718
Kellogg Co. 5.125% 12/03/12	2,700,000	2,825,407
The Kroger Co. 7.500% 1/15/14	830,000	925,300
Sara Lee Corp. 3.875% 6/15/13	749,000	705,012
Smithfield Foods, Inc. 7.000% 8/01/11	595,000	478,975
		5,616,352
Forest Products & Paper – 0.3%
Rock-Tenn Co. 5.625% 3/15/13	505,000	448,187
Rock-Tenn Co. 8.200% 8/15/11	1,891,000	1,872,090
Rock-Tenn Co. (a) 9.250% 3/15/16	530,000	519,400
		2,839,677
Gas – 0.3%
Northern Natural Gas Co. (a) 7.000% 6/01/11	709,000	753,225
Piedmont Natural Gas Co. Series E 6.000% 12/19/33	1,573,000	1,327,051
Southwest Gas Corp. 8.375% 2/15/11	1,133,000	1,141,842
		3,222,118
Health Care — Products – 0.2%
Boston Scientific Corp. 5.450% 6/15/14	91,000	81,900
Covidien International Finance SA 6.550% 10/15/37	1,755,000	1,759,758
Medtronic, Inc. 1.625% 4/15/13	1,025,000	903,281
		2,744,939
Holding Company — Diversified – 0.2%
Leucadia National Corp. 7.000% 8/15/13	636,000	534,240
Leucadia National Corp. 7.750% 8/15/13	1,848,000	1,529,220
		2,063,460
Home Builders – 0.2%
Centex Corp. 7.875% 2/01/11	1,480,000	1,376,400
D.R. Horton, Inc. 4.875% 1/15/10	534,000	501,960
Lennar Corp. Series B 5.125% 10/01/10	340,000	279,650
		2,158,010
Household Products – 0.2%
Kimberly-Clark Corp. 6.125% 8/01/17	2,380,000	2,551,508
Housewares – 0.2%
Newell Rubbermaid, Inc. 4.000% 5/01/10	1,684,000	1,641,073
Toro Co. 7.800% 6/15/27	773,000	714,285
		2,355,358
Insurance – 0.3%
Lincoln National Corp. 6.300% 10/09/37	1,245,000	843,278
MetLife, Inc. Series A 6.817% 8/15/18	2,035,000	2,067,247
		2,910,525
Investment Companies – 0.1%
Xstrata Finance Canada (a) 5.800% 11/15/16	1,023,000	718,088
Iron & Steel – 0.1%
Reliance Steel & Aluminum Co. 6.200% 11/15/16	1,347,000	911,721
Leisure Time – 0.1%
Brunswick Corp. 11.750% 8/15/13	2,540,000	1,213,759
Lodging – 1.0%
Marriott International, Inc. (f) 6.200% 6/15/16	4,038,000	3,253,384
MGM Mirage 6.000% 10/01/09	4,111,000	3,936,283
MGM Mirage 6.750% 9/01/12	3,197,000	1,886,230
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	760,000	615,600
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/01/12	1,909,000	1,660,830
		11,352,327
Machinery — Diversified – 0.4%
Briggs & Stratton Corp. 8.875% 3/15/11	2,713,000	2,631,610
Roper Industries, Inc. 6.625% 8/15/13	2,355,000	2,338,173
		4,969,783
Manufacturing – 1.3%
Bombardier, Inc. (a) 6.750% 5/01/12	1,156,000	1,037,510
Cooper US, Inc. 6.100% 7/01/17	2,110,000	2,017,721
General Electric Co. 5.250% 12/06/17	1,145,000	1,083,485
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	3,700,000	3,475,047
Pentair, Inc. 7.850% 10/15/09	3,100,000	3,139,891
Tyco Electronics Group SA 6.000% 10/01/12	1,215,000	1,124,888
Tyco Electronics Group SA 6.550% 10/01/17	1,100,000	908,676
Tyco Electronics Group SA 7.125% 10/01/37	1,280,000	960,740
Tyco International Finance SA 8.500% 1/15/19	800,000	849,336
		14,597,294
Media – 4.3%
CBS Corp. 6.625% 5/15/11	3,558,000	3,330,829
CBS Corp. 7.875% 7/30/30	970,000	639,616

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Comcast Cable Communications Holdings, Inc. 8.375% 3/15/13	$121,000	$130,815
Comcast Cable Communications, Inc. 9.800% 2/01/12	155,000	166,782
Comcast Corp. 5.500% 3/15/11	1,142,000	1,143,682
Cox Communications, Inc. 4.625% 1/15/10	10,282,000	10,199,754
Cox Communications, Inc. 6.750% 3/15/11	196,000	195,023
Echostar DBS Corp. 7.125% 2/01/16	2,284,000	2,101,280
HSN (a) 11.250% 8/01/16	3,350,000	2,479,000
McGraw-Hill Cos., Inc. 5.375% 11/15/12	2,500,000	2,230,940
News America Holdings, Inc. 6.750% 1/09/38	1,478,000	1,498,207
News America Holdings, Inc. 8.875% 4/26/23	1,976,000	2,007,503
Rogers Cable, Inc. 5.500% 3/15/14	822,000	792,802
Rogers Cable, Inc. 7.875% 5/01/12	2,398,000	2,498,860
Rogers Communications, Inc. 7.500% 8/15/38	510,000	536,489
Scholastic Corp. 5.000% 4/15/13	1,749,000	1,320,495
Shaw Communications, Inc. 8.250% 4/11/10	4,856,000	4,880,280
Thomson Corp. 5.700% 10/01/14	4,690,000	4,323,810
Thomson Corp. 6.200% 1/05/12	1,959,000	1,927,601
Time Warner Cable, Inc. 8.750% 2/14/19	1,345,000	1,497,741
Time Warner, Inc. 5.875% 11/15/16	3,033,000	2,866,322
Viacom, Inc. 6.250% 4/30/16	1,188,000	1,014,244
		47,782,075
Metal Fabricate & Hardware – 0.3%
Timken Co. 5.750% 2/15/10	2,969,000	2,929,958
Mining – 0.6%
Codelco, Inc. (a) 6.150% 10/24/36	1,503,000	1,086,017
Vale Overseas Ltd. 6.250% 1/23/17	1,626,000	1,559,680
Vale Overseas Ltd. 6.875% 11/21/36	1,494,000	1,282,801
Vulcan Materials Co. 6.000% 4/01/09	2,957,000	2,924,825
		6,853,323
Office Equipment/Supplies – 0.1%
Xerox Corp. 5.500% 5/15/12	1,175,000	1,089,554
Office Furnishings – 0.2%
Herman Miller, Inc. 7.125% 3/15/11	2,259,000	2,371,921
Oil & Gas – 1.9%
Devon Energy Corp. 6.300% 1/15/19	660,000	660,434
Mobil Corp. (f) 8.625% 8/15/21	3,326,000	4,216,021
Newfield Exploration Co. 7.625% 3/01/11	987,000	962,324
Noble Holding International Ltd. 7.375% 3/15/14	2,365,000	2,453,380
OAO Gazprom (a) 9.625% 3/01/13	1,520,000	1,428,800
Pemex Project Funding Master Trust 6.625% 6/15/38	3,300,000	2,524,500
The Premcor Refining Group, Inc. 6.750% 5/01/14	1,105,000	1,057,367
Shell International Finance BV 6.375% 12/15/38	2,050,000	2,141,942
Tesoro Corp. 6.500% 6/01/17	1,100,000	819,500
Transocean Ltd. 1.500% 12/15/37	1,300,000	1,069,250
XTO Energy, Inc. 4.900% 2/01/14	3,746,000	3,454,827
		20,788,345
Oil & Gas Services – 0.1%
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	1,009,000	718,912
Packaging & Containers – 0.3%
Packaging Corp. of America 5.750% 8/01/13	1,050,000	921,926
Pactiv Corp. 5.875% 7/15/12	1,140,000	1,059,842
Pactiv Corp. 6.400% 1/15/18	1,025,000	821,636
Sealed Air Corp. (a) 6.875% 7/15/33	717,000	483,798
		3,287,202
Pharmaceuticals – 0.0%
Abbott Laboratories 5.600% 11/30/17	200,000	213,757
Pipelines – 3.2%
Alliance Pipeline LP (a) 6.996% 12/31/19	1,001,445	1,057,856
Boardwalk Pipelines LLC 5.500% 2/01/17	914,000	706,434
Colonial Pipeline Co. (a) 7.630% 4/15/32	1,656,000	1,570,219
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	3,500,000	3,614,628
Duke Energy Field Services Corp. (f) 7.875% 8/16/10	2,846,000	2,906,119
Enbridge, Inc. 5.800% 6/15/14	4,010,000	3,661,463
Enterprise Products Operating LP 7.500% 2/01/11	735,000	749,865
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	868,000	698,273
Kern River Funding Corp. (a) 4.893% 4/30/18	2,755,106	2,534,095
Kinder Morgan Energy Partners LP 6.000% 2/01/17	685,000	643,206
Kinder Morgan Energy Partners LP 6.300% 2/01/09	822,000	822,000
Kinder Morgan Energy Partners LP 6.500% 2/01/37	571,000	513,716
Kinder Morgan Energy Partners LP 6.950% 1/15/38	2,160,000	2,044,550

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Kinder Morgan Energy Partners LP 7.125% 3/15/12	$59,000	$60,840
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250% 9/15/15	585,000	460,044
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125% 6/15/14	1,891,000	1,663,611
Plains All American Pipeline Co. 5.625% 12/15/13	2,197,000	1,838,709
Plains All American Pipeline LP/PAA Finance Corp. 4.750% 8/15/09	475,000	464,482
Rockies Express Pipeline LLC (a) 6.250% 7/15/13	1,945,000	1,910,990
Rockies Express Pipeline LLC (a) 6.850% 7/15/18	1,280,000	1,303,064
Southern Natural Gas Co. (a) 5.900% 4/01/17	1,345,000	1,173,513
Texas Eastern Transmission LP (a) 6.000% 9/15/17	850,000	713,238
Trans-Canada Pipelines Ltd. 6.200% 10/15/37	2,455,000	2,036,459
Transcontinental Gas Pipe Line Corp. 8.875% 7/15/12	1,830,000	1,889,475
		35,036,849
Real Estate Investment Trusts (REITS) – 0.7%
Brandywine Operating Partnership LP 5.625% 12/15/10	1,686,000	1,429,591
BRE Properties, Inc. 7.450% 1/15/11	1,848,000	1,663,847
iStar Financial, Inc. Series B 5.700% 3/01/14	1,347,000	498,390
Senior Housing Properties Trust 8.625% 1/15/12	457,000	402,160
Weingarten Realty Investors, Series A 7.500% 12/19/10	3,650,000	3,585,001
		7,578,989
Retail – 0.4%
J.C. Penney Corp., Inc. 7.950% 4/01/17	649,000	520,479
Lowe's Cos., Inc. 5.600% 9/15/12	1,350,000	1,399,750
McDonald's Corp. 6.300% 10/15/37	645,000	706,090
Sears Roebuck Accep Corp. 6.750% 8/15/11	167,216	113,036
Yum! Brands, Inc. 6.875% 11/15/37	2,405,000	1,958,474
		4,697,829
Savings & Loans – 0.3%
Glencore Funding LLC (a) 6.000% 4/15/14	2,330,000	1,133,629
Targeted Return Index Securities Trust (Acquired 1/16/02, Cost $2,070,901) VRN (a) (c) 6.962% 1/15/12	1,949,248	2,021,038
Washington Mutual Bank 5.650% 8/15/14	4,038,000	404
		3,155,071
Software – 0.4%
Fiserv, Inc. 6.125% 11/20/12	4,565,000	4,364,149
Telecommunications – 2.9%
AT&T, Inc. 6.000% 3/15/09	15,000	15,033
AT&T, Inc. 6.500% 9/01/37	1,485,000	1,491,057
British Telecom PLC STEP 9.125% 12/15/30	1,050,000	1,059,436
Cellco Partnership (a) 7.375% 11/15/13	2,365,000	2,557,984
Deutsche Telekom International Finance B.V. STEP 8.750% 6/15/30	5,810,000	7,168,820
Embarq Corp. 7.082% 6/01/16	1,046,000	930,940
Embarq Corp. 7.995% 6/01/36	1,225,000	967,750
Qwest Corp. 7.875% 9/01/11	3,715,000	3,677,850
Qwest Corp. 8.875% 3/15/12	3,696,000	3,677,520
Rogers Wireless Communications, Inc. 6.375% 3/01/14	1,553,000	1,511,251
Sprint Capital Corp. 6.900% 5/01/19	1,373,000	919,910
Sprint Nextel Corp. 6.000% 12/01/16	1,765,000	1,182,550
Telecom Italia Capital SA 6.000% 9/30/34	153,000	116,131
Telefonica Emisones, S.A.U. 7.045% 6/20/36	2,845,000	3,128,305
Verizon Communications, Inc. 8.950% 3/01/39	1,845,000	2,272,542
Verizon Global Funding Corp. 4.375% 6/01/13	840,000	830,607
Verizon Global Funding Corp. 7.750% 12/01/30	987,000	1,071,606
Verizon Virginia, Inc., Series A 4.625% 3/15/13	46,000	44,025
		32,623,317
Textiles – 0.1%
Mohawk Industries, Inc. Series D 7.200% 4/15/12	1,306,000	1,189,339
Transportation – 0.7%
Burlington Northern Santa Fe Corp. 6.750% 3/15/29	2,658,000	2,491,537
Canadian National Railway Co. 5.850% 11/15/17	1,200,000	1,192,243
Canadian National Railway Co. 6.375% 11/15/37	1,070,000	1,069,448
Con-way, Inc. 8.875% 5/01/10	1,848,000	1,807,047
CSX Corp. 7.250% 5/01/27	733,000	641,350
Federal Express Corp. 7.500% 7/15/19	70,931	74,011
Norfolk Southern Corp. 7.250% 2/15/31	110,000	115,343
		7,390,979

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Trucking & Leasing – 0.4%
TTX Co. (a) 4.500% 12/15/10	$4,805,000	$4,709,380
TOTAL CORPORATE DEBT (Cost $496,271,006)		440,767,863
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.2%
Commercial MBS – 5.6%
280 Park Ave Trust (a) 6.148% 2/03/11	845,059	857,203
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.745% 2/10/51	7,525,000	4,560,494
Banc of America Large Loan, Series 2001-FMA, Class A2 (a) 6.490% 12/13/16	1,404,000	1,354,454
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	5,025,000	3,954,392
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	3,125,000	2,513,864
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	2,200,000	1,475,268
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	6,325,000	4,943,025
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.816% 12/10/49	3,570,000	2,178,578
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ (a) 6.218% 1/15/18	4,500,000	1,185,452
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	3,000,000	1,978,218
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A3 5.398% 2/15/40	15,165,000	9,701,830
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	3,050,000	1,973,774
Morgan Stanley Capital I, Series 2007-HQ11, Class A31 5.439% 2/12/44	14,206,000	9,334,552
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	7,750,000	5,772,023
Starwood Commercial Mortgage Trust, Series 1999-C1, Class B (a) 6.920% 2/03/09	2,218,000	2,217,624
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	4,525,000	2,704,507
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 5.857% 2/15/51	7,970,000	5,945,916
		62,651,174
Home Equity ABS – 0.1%
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	17,678	16,598
Terwin Mortgage Trust, Series 2006-10SL, Class A2 STEP 5.000% 12/25/37	10,323,000	914,305
		930,903
Student Loans ABS – 0.6%
Ares High Yield CSO PLC (Acquired 2/15/07, Cost $2,323,970), Series 2005-2A, Class 2B1 FRN (a) (c) 2.578% 9/20/10	2,284,000	1,478,890
Community Program Loan Trust, Series 1987-A, Class A4 4.500% 10/01/18	367,475	368,406
Galena CDO Cayman Islands Ltd. (Acquired 4/24/07, Cost $3,078,609), Series 2005-1, Class B1U7 FRN (a) (c) 2.536% 1/11/13	3,050,000	748,165
Newport Waves CDO (Acquired 3/30/07, Cost $4,994,200), Series 2007-1A, Class A3LS FRN (a) (c) 2.125% 6/20/14	5,000,000	1,633,594
Salt Creek High Yield CSO Ltd. (Acquired 1/23/07, Cost $1,351,687), Series 2005-1A, Class B2 FRN (a) (c) 4.125% 9/20/10	1,350,000	856,406
Salt Creek High Yield CSO Ltd. (Acquired 1/23/07, Cost $1,769,688), Series 2005-1A, Class A7 FRN (a) (c) 3.525% 9/20/10	1,750,000	1,354,609
		6,440,070

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WL Collateral CMO – 2.9%
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A 5.000% 12/25/33	$4,908,068	$4,022,507
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 0.439% 7/20/36	2,334,616	1,926,710
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 4.520% 8/25/34	1,521,097	1,156,987
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 5.394% 9/25/33	232,438	129,925
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 6.308% 2/25/34	244,145	142,508
First Nationwide Trust, Series 2001-5, Class A1 6.750% 10/21/31	40,212	33,974
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 4.842% 8/25/34	386,412	285,779
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.549% 1/19/38	3,659,298	1,485,071
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.499% 5/25/37	5,498,351	3,240,599
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 5.551% 8/25/34	614,482	379,162
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.639% 8/25/36	1,450,508	865,049
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 5.410% 2/25/34	107,469	76,041
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 5.444% 7/25/33	30,893	22,778
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 5.430% 2/25/34	7,766	5,261
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.569% 6/25/46	6,963,579	2,663,227
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN 0.745% 4/25/46	4,605,341	1,797,122
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 5.696% 3/25/34	473,100	357,732
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A 6.500% 8/25/34	823,586	627,180
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 3.453% 4/25/44	1,153,603	455,913
Washington Mutual, Inc., Series 2004-AR14, Class A1 VRN 4.256% 1/25/35	6,452,647	5,231,328
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1 FRN 4.237% 9/25/34	4,304,360	3,354,038
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 FRN 4.573% 12/25/34	5,470,068	4,248,813
		32,507,704
WL Collateral PAC – 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 5.531% 6/25/32	364,733	170,222
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $165,158,992)		102,700,073
SOVEREIGN DEBT OBLIGATIONS — 0.3%
Brazilian Government International Bond 5.875% 1/15/19	2,243,000	2,140,765
Colombia Government International Bond 7.375% 3/18/19	1,175,000	1,165,569
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $3,366,016)		3,306,334
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 46.5%
Collateralized Mortgage Obligations – 0.3%
Federal Home Loan Mortgage Corp., Series 2178, Class PB 7.000% 8/15/29	1,430,951	1,486,757
Federal National Mortgage Association, Series 1989-20, Class A 6.750% 4/25/18	1,022,789	1,043,170
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	909,112	971,918
		3,501,845
Pass-Through Securities – 46.2%
Federal Home Loan Mortgage Corp.
Pool #E01481 4.500% 10/01/18	171,871	175,590
Pool #G13201 4.500% 7/01/23	20,385,673	20,686,680

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G01842 4.500% 6/01/35	$955,280	$960,802
Pool #G01953 4.500% 10/01/35	12,932,059	13,006,823
Pool #G04494 4.500% 5/01/38	2,543,235	2,557,938
Pool #G18090 5.500% 12/01/20	4,980,560	5,152,740
Pool #J00668 5.500% 12/01/20	7,709,127	7,975,635
Pool #J00901 5.500% 12/01/20	1,377,253	1,424,865
Pool #J00890 5.500% 1/01/21	8,566,521	8,866,685
Pool #J01241 5.500% 3/01/21	9,340,419	9,658,942
Pool #C01283 5.500% 11/01/31	23,707	24,361
Pool #G01563 5.500% 6/01/33	4,461,072	4,582,706
Pool #G04381 5.500% 5/01/38	54,939,561	56,265,835
Pool #E84025 6.000% 6/01/16	557,281	581,649
Pool #G11431 6.000% 2/01/18	66,024	68,963
Pool #G11122 6.500% 5/01/16	413,684	432,170
Pool #E84450 6.500% 7/01/16	62,209	64,989
Pool #E84580 6.500% 7/01/16	206,244	215,460
Pool #E84660 6.500% 7/01/16	11,147	11,646
Pool #E90508 6.500% 7/01/17	236,938	247,527
Pool #C00836 7.000% 7/01/29	65,174	68,555
Pool #C35095 7.000% 1/01/30	31,593	33,232
Pool #C49314 7.000% 4/01/31	8,948	9,410
Pool #C51422 7.000% 5/01/31	10,256	10,781
Pool #C51550 7.000% 5/01/31	9,636	10,133
Pool #C53034 7.000% 6/01/31	17,300	18,197
Pool #C53267 7.000% 6/01/31	7,681	8,074
Pool #E00856 7.000% 9/01/31	390,198	410,318
Pool #G01317 7.000% 10/01/31	279,991	294,428
Pool #E00856 7.500% 6/01/15	56,377	59,249
Pool #G00143 7.500% 6/01/23	4,574	4,823
Pool #C55867 7.500% 2/01/30	118,562	124,991
Pool #C37986 7.500% 5/01/30	5,051	5,325
Pool #C39755 7.500% 6/01/30	1,182	1,246
Pool #C40675 7.500% 7/01/30	479	505
Pool #C41253 7.500% 8/01/30	1,079	1,138
Pool #C41497 7.500% 9/01/30	289	305
Pool #C42340 7.500% 9/01/30	442	466
Pool #C42427 7.500% 9/01/30	2,387	2,516
Pool #C42446 7.500% 9/01/30	4,104	4,327
Pool #C42538 7.500% 9/01/30	7,193	7,583
Pool #C43930 7.500% 10/01/30	16,828	17,741
Pool #C43962 7.500% 10/01/30	34,405	36,271
Pool #C44509 7.500% 11/01/30	17,516	18,477
Pool #C44732 7.500% 11/01/30	4,349	4,584
Pool #C44830 7.500% 11/01/30	426	449
Pool #C45304 7.500% 12/01/30	658	694
Pool #C45235 7.500% 12/01/30	167,483	176,564
Pool #C46038 7.500% 12/01/30	2,415	2,546
Pool #C01116 7.500% 1/01/31	6,823	7,193
Pool #C46309 7.500% 1/01/31	2,344	2,471
Pool #C46560 7.500% 1/01/31	820	865
Pool #C46566 7.500% 1/01/31	10,265	10,828
Pool #C46810 7.500% 1/01/31	2,285	2,409
Pool #C47063 7.500% 1/01/31	12,864	13,562
Pool #C47060 7.500% 1/01/31	3,352	3,533
Pool #E00842 8.000% 3/01/15	180,845	191,709
Pool #E00843 8.000% 4/01/15	81,939	86,823
Pool #E00852 8.000% 5/01/15	45,384	48,169
Pool #E80782 8.000% 7/01/15	13,910	14,803
Pool #E80998 8.000% 7/01/15	25,136	26,609
Pool #E81091 8.000% 7/01/15	23,833	25,369
Pool #E81151 8.000% 8/01/15	87,145	92,676
Pool #555481 8.250% 5/01/17	68,292	71,693
Pool #G00653 8.500% 11/01/25	72,186	77,330
Pool #554904 9.000% 3/01/17	1,499	1,594
Federal National Mortgage Association
Pool #775539 3.898% 5/01/34	2,574,908	2,603,189
Pool #888586 4.308% 10/01/34	5,710,281	5,829,241
Pool #740447 4.500% 9/01/18	81,473	83,287
Pool #826497 4.500% 7/01/20	1,004,889	1,024,123
Pool #357927 4.500% 7/01/20	1,008,145	1,027,284
Pool #825757 4.500% 8/01/20	831,812	847,604
Pool #832075 4.500% 8/01/20	326,712	332,914
Pool #837910 4.500% 8/01/20	465,414	474,322
Pool #838786 4.500% 8/01/20	1,215,304	1,238,186
Pool #822542 4.500% 8/01/20	626,577	638,472
Pool #832980 4.500% 9/01/20	519,498	529,280
Pool #839289 4.500% 9/01/20	637,711	649,818
Pool #840644 4.500% 9/01/20	746,955	761,136
Pool #850102 4.500% 9/01/20	956,970	975,287
Pool #845159 4.500% 1/01/21	577,058	587,922
Pool #880439 4.500% 4/01/21	917,931	934,927
Pool #962766 4.500% 4/01/38	4,247,775	4,277,310
Pool #675713 5.000% 3/01/18	67,278	69,388
Pool #832900 5.000% 9/01/35	32,262,435	32,843,410
Pool #626582 5.500% 3/01/17	14,092	14,548
Pool #637812 5.500% 4/01/17	8,071	8,333
Pool #674149 5.500% 11/01/17	90,457	93,404

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #684173 5.500% 2/01/18	$43,822	$45,433
Pool #813926 5.500% 11/01/20	6,407,072	6,627,565
Pool #844564 5.500% 12/01/20	6,667,867	6,894,210
Pool #848808 5.500% 1/01/21	8,084,312	8,358,737
Pool #888468 5.500% 9/01/21	21,535,428	22,266,454
Pool #555880 5.500% 11/01/33	278,107	285,940
Pool #757830 5.500% 6/01/35	771,889	791,699
Pool #824651 5.500% 7/01/35	906,759	930,030
Pool #825868 5.500% 8/01/35	1,722,261	1,765,923
Pool #833387 5.500% 9/01/35	3,776,107	3,871,837
Pool #832632 5.500% 9/01/35	4,468,240	4,581,517
Pool #832682 5.500% 9/01/35	5,543,065	5,683,591
Pool #832739 5.500% 9/01/35	5,736,160	5,881,581
Pool #832787 5.500% 9/01/35	9,850,842	10,100,576
Pool #832866 5.500% 9/01/35	4,644,204	4,761,942
Pool #832972 5.500% 9/01/35	2,333,242	2,392,394
Pool #346537 6.000% 5/01/11	10,428	10,869
Pool #983315 6.000% 7/01/38	6,057,341	6,250,419
Pool #545636 6.500% 5/01/17	459,156	478,957
Pool #337430 6.500% 3/01/26	220	230
Pool #895750 6.500% 6/01/36	15,154	15,802
Pool #893524 6.500% 9/01/36	1,769,922	1,845,627
Pool #882325 6.500% 9/01/36	30,142	31,431
Pool #893642 6.500% 9/01/36	46,646	48,641
Pool #817828 6.500% 10/01/36	23,117	24,106
Pool #831806 6.500% 10/01/36	326,940	340,924
Pool #256477 6.500% 11/01/36	26,210	27,331
Pool #903789 6.500% 11/01/36	76,863	80,151
Pool #904130 6.500% 11/01/36	84,028	87,622
Pool #920084 6.500% 11/01/36	28,667	29,894
Pool #922629 6.500% 12/01/36	108,516	113,157
Pool #910426 6.500% 1/01/37	44,027	45,910
Pool #908600 6.500% 2/01/37	2,926,219	3,051,383
Pool #909358 6.500% 2/01/37	14,936	15,575
Pool #888285 6.500% 3/01/37	2,523,318	2,631,248
Pool #908809 6.500% 3/01/37	1,000,149	1,042,928
Pool #910023 6.500% 3/01/37	42,565	44,385
Pool #940177 6.500% 5/01/37	55,849	58,238
Pool #918683 6.500% 6/01/37	15,292	15,946
Pool #256801 6.500% 7/01/37	21,624	22,549
Pool #899630 6.500% 7/01/37	846,353	882,554
Pool #923432 6.500% 7/01/37	113,938	118,811
Pool #939569 6.500% 7/01/37	20,898	21,792
Pool #941315 6.500% 7/01/37	817,985	852,973
Pool #928747 6.500% 9/01/37	3,826,745	3,990,428
Pool #950963 6.500% 9/01/37	927,447	967,117
Pool #950868 6.500% 9/01/37	964,530	1,005,787
Pool #923339 6.500% 10/01/37	24,708	25,765
Pool #928730 6.500% 10/01/37	24,015	25,042
Pool #947459 6.500% 10/01/37	967,072	1,008,437
Pool #899883 6.500% 11/01/37	3,437,813	3,584,860
Pool #954914 6.500% 11/01/37	2,861,817	2,984,227
Pool #967427 6.500% 11/01/37	790,853	824,680
Pool #889072 6.500% 12/01/37	13,258,186	13,825,283
Pool #959394 6.500% 12/01/37	1,442,232	1,505,724
Pool #967187 6.500% 12/01/37	807,427	841,963
Pool #961411 6.500% 1/01/38	948,187	988,745
Pool #965541 6.500% 1/01/38	23,723	24,738
Pool #966555 6.500% 1/01/38	23,620	24,630
Pool #968075 6.500% 1/01/38	778,082	811,363
Pool #933401 6.500% 2/01/38	804,558	838,972
Pool #961477 6.500% 2/01/38	19,462	20,313
Pool #961512 6.500% 2/01/38	30,380	31,708
Pool #965691 6.500% 2/01/38	845,235	881,388
Pool #966050 6.500% 2/01/38	80,987	84,452
Pool #966790 6.500% 2/01/38	28,851	30,085
Pool #968565 6.500% 2/01/38	1,102,481	1,149,638
Pool #961879 6.500% 3/01/38	19,648	20,488
Pool #972494 6.500% 3/01/38	19,910	20,774
Pool #976425 6.500% 3/01/38	599,049	624,672
Pool #889654 6.500% 4/01/38	36,190	37,738
Pool #974407 6.500% 4/01/38	47,075	49,089
Pool #977206 6.500% 4/01/38	821,324	856,455
Pool #963278 6.500% 5/01/38	1,708,996	1,782,095
Pool #929615 6.500% 6/01/38	95,117	99,185
Pool #964569 6.500% 7/01/38	31,298	32,637
Pool #986688 6.500% 7/01/38	28,573	29,795
Pool #982532 6.500% 9/01/38	763,972	796,650
Pool #986100 6.500% 9/01/38	811,186	845,883
Pool #986107 6.500% 9/01/38	3,692,787	3,850,740
Pool #987599 6.500% 9/01/38	24,911	25,977
Pool #988662 6.500% 9/01/38	735,938	767,417
Pool #990052 6.500% 9/01/38	488,888	509,799
Pool #990217 6.500% 9/01/38	3,699,145	3,857,370
Pool #990218 6.500% 9/01/38	736,250	767,742
Pool #990246 6.500% 9/01/38	1,243,533	1,296,724
Pool #990766 6.500% 9/01/38	930,714	970,524

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #965213 6.500% 9/01/38	$15,128,258	$15,775,345
Pool #990744 6.500% 9/01/38	7,025,467	7,325,970
Pool #987361 6.500% 10/01/38	90,408	94,897
Pool #991143 6.500% 10/01/38	761,696	794,276
Pool #524355 7.000% 12/01/29	162	171
Pool #527416 7.000% 1/01/30	3,188	3,374
Pool #254379 7.000% 7/01/32	191,430	202,160
Pool #252717 7.500% 9/01/29	14,036	14,878
Pool #535996 7.500% 6/01/31	45,043	47,742
Pool #254009 7.500% 10/01/31	162,874	172,633
Pool #253394 8.000% 7/01/20	86,232	94,100
Pool #323992 8.000% 11/01/29	7,337	7,745
Pool #525725 8.000% 2/01/30	17,466	18,438
Pool #253266 8.000% 5/01/30	21,884	23,107
Pool #537433 8.000% 5/01/30	9,574	10,112
Pool #253347 8.000% 6/01/30	22,599	23,866
Pool #536271 8.000% 6/01/30	13,366	14,118
Pool #544976 8.000% 7/01/30	2,860	3,021
Pool #535428 8.000% 8/01/30	36,313	38,348
Pool #543290 8.000% 9/01/30	72	76
Pool #547786 8.000% 9/01/30	4,855	5,124
Pool #550767 8.000% 9/01/30	36,597	38,647
Pool #553061 8.000% 9/01/30	16,583	17,508
Pool #253481 8.000% 10/01/30	26,074	27,536
Pool #535533 8.000% 10/01/30	22,402	23,658
Pool #561789 8.000% 10/01/30	94,491	99,912
Pool #560741 8.000% 11/01/30	3,466	3,663
Pool #559450 8.000% 1/01/31	1,386	1,463
Pool #253644 8.000% 2/01/31	11,322	11,958
Pool #581170 8.000% 5/01/31	14,189	14,986
Pool #583916 8.000% 5/01/31	9,885	10,439
Pool #593848 8.000% 7/01/31	1,171	1,237
Pool #190317 8.000% 8/01/31	151,848	160,362
Pool #545240 8.000% 9/01/31	15,878	16,768
Pool #541202 8.500% 8/01/26	186,774	199,098
Federal National Mortgage Association TBA
Pool #53662 6.500% 4/01/35 (g)	103,111,203	107,396,762
6.500% 12/31/99 (g)	4,143,572	4,319,674
Government National Mortgage Association
Pool #423828 6.000% 6/15/11	12,464	13,108
Pool #518418 6.000% 8/15/29	102,339	105,912
Pool #404246 6.500% 8/15/28	2,126	2,230
Pool #418295 6.500% 1/15/29	1,509	1,583
Pool #781038 6.500% 5/15/29	314,912	330,362
Pool #527586 6.500% 5/15/31	2,294	2,400
Pool #781468 6.500% 7/15/32	26,043	27,207
Pool #781496 6.500% 9/15/32	127,263	133,109
Pool #662591 6.500% 11/15/36	274,626	285,439
Pool #662759 6.500% 12/15/36	302,355	314,260
Pool #663361 6.500% 1/15/37	1,763,841	1,833,292
Pool #667818 6.500% 4/15/37	150,021	155,928
Pool #667568 6.500% 4/15/37	137,484	142,898
Pool #667454 6.500% 5/15/37	2,386,823	2,480,804
Pool #669032 6.500% 5/15/37	4,567,895	4,747,756
Pool #670484 6.500% 6/15/37	394,116	409,634
Pool #664937 6.500% 8/15/37	40,569	42,167
Pool #671489 6.500% 8/15/37	299,214	310,995
Pool #670668 6.500% 8/15/37	8,779,507	9,125,200
Pool #671502 6.500% 8/15/37	575,710	598,379
Pool #673751 6.500% 8/15/37	1,881,121	1,955,191
Pool #664352 6.500% 9/15/37	2,135,543	2,219,630
Pool #363066 7.000% 8/15/23	28,755	30,217
Pool #352049 7.000% 10/15/23	17,118	17,988
Pool #354674 7.000% 10/15/23	21,737	22,837
Pool #358555 7.000% 10/15/23	16,993	17,861
Pool #345964 7.000% 11/15/23	16,771	17,625
Pool #380866 7.000% 3/15/24	3,873	4,066
Pool #781124 7.000% 12/15/29	29,972	31,670
Pool #781319 7.000% 7/15/31	711,839	751,268
Pool #581417 7.000% 7/15/32	163,283	172,123
Pool #588012 7.000% 7/15/32	69,973	73,805
Pool #565982 7.000% 7/15/32	57,135	60,228
Pool #591581 7.000% 8/15/32	22,836	24,073
Pool #307830 7.250% 7/20/21	132,949	140,355
Pool #314265 7.250% 8/20/21	190,211	200,529
Pool #314280 7.250% 9/20/21	52,149	54,892
Pool #316478 7.250% 10/20/21	64,098	67,514
Pool #332232 7.250% 7/20/22	133,350	140,837
Pool #410343 7.500% 6/15/11	13,483	13,770
Pool #398964 7.500% 11/15/11	4,402	4,508
Pool #190766 7.500% 1/15/17	39,340	41,133
Pool #203038 7.500% 3/15/17	2,031	2,048
Pool #187548 7.500% 4/15/17	32,992	34,496
Pool #203940 7.500% 4/15/17	136,659	142,661
Pool #181168 7.500% 5/15/17	46,516	48,651
Pool #210627 7.500% 5/15/17	8,648	9,049
Pool #201622 7.500% 5/15/17	64,217	67,160
Pool #192796 7.500% 6/15/17	8,466	8,850

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #357262 7.500% 9/15/23	$13,019	$13,677
Pool #780332 8.000% 11/15/09	751	753
Pool #432175 8.000% 11/15/26	285	305
Pool #441009 8.000% 11/15/26	3,649	3,891
Pool #522777 8.000% 12/15/29	7,643	8,155
Pool #434719 8.000% 2/15/30	253	270
Pool #523025 8.000% 2/15/30	3,693	3,934
Pool #508661 8.000% 3/15/30	5,620	5,994
Pool #523839 8.000% 3/15/30	1,775	1,893
Pool #523043 8.000% 3/15/30	397	423
Pool #529134 8.000% 3/15/30	2,190	2,336
Pool #477036 8.000% 4/15/30	1,611	1,718
Pool #503157 8.000% 4/15/30	51,503	54,877
Pool #528714 8.000% 4/15/30	2,303	2,457
Pool #544640 8.000% 11/15/30	91,390	97,905
Pool #531298 8.500% 8/15/30	3,327	3,637
Pool #031179 9.000% 5/15/09	102	102
Pool #036371 9.000% 10/15/09	266	269
New Valley Generation IV 4.687% 1/15/22	1,623,639	1,761,227
		513,376,629
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $504,839,405)		516,878,474
U.S. TREASURY OBLIGATIONS — 6.9%
U.S. Treasury Bonds & Notes – 6.9%
U.S. Treasury Bond (h) 4.375% 2/15/38	16,895,000	19,157,345
U.S. Treasury Inflation Index 0.625% 4/15/13	6,138,308	5,939,788
U.S. Treasury Inflation Index 2.375% 4/15/11	6,000,792	6,038,297
U.S. Treasury Note 3.500% 2/15/18	9,850,000	10,382,516
U.S. Treasury Note 4.250% 8/15/15	25,875,000	29,109,375
U.S. Treasury Note 4.875% 5/31/11	5,955,000	6,478,156
		77,105,477
TOTAL U.S. TREASURY OBLIGATIONS (Cost $78,059,142)		77,105,477
TOTAL BONDS & NOTES (Cost $1,247,694,561)		1,140,758,221
TOTAL LONG-TERM INVESTMENTS (Cost $1,248,944,561)		1,141,643,813
SHORT-TERM INVESTMENTS – 3.8%
Commercial Paper – 3.8%
Dow Chemical Co. 3.030% 2/03/09	7,163,000	7,161,191
Johnson Controls 2.750% 2/02/09	10,000,000	9,998,472
Textron, Inc. 3.500% 2/02/09	10,000,000	9,998,056
Textron, Inc. 5.000% 2/03/09	4,777,000	4,775,010
Volkswagen Of America 2.000% 2/04/09	10,000,000	9,997,778
TOTAL SHORT-TERM INVESTMENTS (Cost $41,930,506)		41,930,507
TOTAL INVESTMENTS – 106.5% (Cost $1,290,875,067) (i)		1,183,574,320
Other Assets/ (Liabilities) — (6.5)%		(72,753,616)
NET ASSETS – 100.0%		$1,110,820,704

Notes to Portfolio of Investments

ABS	- Asset Backed Security
CBO	- Collateralized Bond Obligation
CDO	- Collateralized Debt Obligation
CMO	- Collateralized Mortgage Obligation
CSO	- Credit Swap Obligation
FRN	- Floating Rate Note
MBS	- Mortgage Backed Security
PAC	- Planned Amortization Class
STEP	- Step Up Bond
TBA	- To Be Announced
VRN	- Variable Rate Note
WL	- Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, these securities amounted to a value of $65,743,581 or 5.92% of net assets.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Restricted security. (Note 2).
(d)	Non-income producing security.
(e)	Security is currently in default.
(f)	All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).
(g)	A portion of this security is purchased on a forward commitment basis. (Note 2).
(h)	This security is held as collateral for open futures contracts. (Note 2).
(i)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments

January 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 0.2%
COMMON STOCK — 0.0%
Telecommunications – 0.0%
Manitoba Telecom Services	1,709	$49,922
TOTAL COMMON STOCK (Cost $57,319)		49,922
PREFERRED STOCK — 0.2%
Investment Companies – 0.2%
Special Value Expansion Fund LLC (Acquired 8/27/07, Cost $750,000) (a) (b) (c) (d)	7,500	531,355
TOTAL PREFERRED STOCK (Cost $750,000)		531,355
TOTAL EQUITIES (Cost $807,319)		581,277
	Principal Amount
BONDS & NOTES – 107.0%
CORPORATE DEBT — 38.4%
Aerospace & Defense – 0.6%
General Dynamics Corp. 5.250% 2/01/14	$565,000	588,533
L-3 Communications Corp. 6.125% 7/15/13	290,000	272,600
TransDigm, Inc. 7.750% 7/15/14	695,000	625,500
Vought Aircraft Industries, Inc. 8.000% 7/15/11	250,000	152,500
		1,639,133
Apparel – 0.3%
Kellwood Co. 7.875% 7/15/09	180,000	117,900
VF Corp. 6.450% 11/01/37	1,040,000	832,297
		950,197
Automotive & Parts – 0.0%
Titan International, Inc. 8.000% 1/15/12	70,000	58,800
United Components, Inc. 9.375% 6/15/13	275,000	85,250
		144,050
Banks – 2.4%
Bank of America Corp. 4.250% 10/01/10	205,000	203,704
Bank of America Corp. 6.000% 9/01/17	680,000	636,721
HSBC Finance Corp. 6.375% 10/15/11	595,000	612,251
HSBC Holdings PLC (e) 6.500% 9/15/37	525,000	478,885
Wachovia Bank NA (e) 6.600% 1/15/38	1,950,000	1,905,844
Wachovia Bank NA 7.800% 8/18/10	950,000	1,001,657
Wells Fargo & Co. 4.375% 1/31/13	1,720,000	1,674,234
Wells Fargo & Co. 4.875% 1/12/11	215,000	215,318
Wells Fargo & Co. 5.625% 12/11/17	335,000	328,167
		7,056,781
Beverages – 1.0%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	60,000	52,578
Anheuser-Busch Cos., Inc. 6.500% 2/01/43	215,000	170,316
Anheuser-Busch InBev Worldwide, Inc. (a) 8.200% 1/15/39	305,000	307,354
The Coca-Cola Co. 5.350% 11/15/17	725,000	769,782
Diageo Finance BV 3.875% 4/01/11	915,000	906,603
Foster's Finance Corp. (a) 6.875% 6/15/11	390,000	385,889
Molson Coors Capital Finance ULC 4.850% 9/22/10	450,000	452,754
		3,045,276
Building Materials – 0.2%
American Standard, Inc. 7.625% 2/15/10	90,000	91,113
CRH America, Inc. 8.125% 7/15/18	610,000	463,233
		554,346
Chemicals – 1.2%
Cytec Industries, Inc. 5.500% 10/01/10	375,000	361,983
Ecolab, Inc. (e) 4.875% 2/15/15	1,720,000	1,451,154
Ecolab, Inc. 6.875% 2/01/11	120,000	118,588
EI Du Pont de Nemours & Co. 5.000% 1/15/13	435,000	447,826
Praxair, Inc. (e) 5.250% 11/15/14	1,130,000	1,165,781
		3,545,332
Coal – 0.1%
Arch Western Finance LLC 6.750% 7/01/13	160,000	151,600
Peabody Energy Corp. 6.875% 3/15/13	225,000	219,375
		370,975
Commercial Services – 1.2%
Donnelley ( R.R. ) & Sons Co. 4.950% 5/15/10	590,000	556,246
Equifax, Inc. 7.000% 7/01/37	320,000	214,345
ERAC USA Finance Co. (a) 6.700% 6/01/34	225,000	129,478
ERAC USA Finance Co. (a) 7.000% 10/15/37	2,170,000	1,281,784
ERAC USA Finance Co. (a) 7.950% 12/15/09	410,000	393,942
Great Lakes Dredge & Dock Corp. 7.750% 12/15/13	210,000	176,663
Iron Mountain, Inc. 8.750% 7/15/18	180,000	172,575
President and Fellows of Harvard 5.625% 10/01/38	450,000	393,691

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
United Rentals North America, Inc. 7.750% 11/15/13	$165,000	$107,250
		3,425,974
Computers – 0.2%
Electronic Data Systems Corp. Series B 6.500% 8/01/13	260,000	276,134
EMC Corp. 1.750% 12/01/13	350,000	329,000
		605,134
Diversified Financial – 5.6%
American Express Co. 6.150% 8/28/17	270,000	253,913
American General Finance Corp. (e) 5.900% 9/15/12	1,455,000	698,564
American General Finance Corp. 6.500% 9/15/17	450,000	197,557
Boeing Capital Corp. Ltd. 5.800% 1/15/13	135,000	137,726
Capital One Bank 5.000% 6/15/09	580,000	574,053
CIT Group, Inc. 5.125% 9/30/14	610,000	396,767
CIT Group, Inc. (e) 7.625% 11/30/12	2,445,000	2,047,140
Citigroup, Inc. 5.500% 2/15/17	655,000	524,637
Citigroup, Inc. 5.875% 5/29/37	430,000	332,006
Eaton Vance Corp. 6.500% 10/02/17	995,000	863,923
Emerald Investment Grade CBO Ltd. (Acquired 6/20/07, Cost $155,050) FRN (a) (b) 3.054% 5/24/11	74,205	71,608
Federal National Mortgage Association 5.625% 7/15/37	2,715,000	2,962,018
General Electric Capital Corp. (e) 4.250% 12/01/10	245,000	245,482
General Electric Capital Corp. 6.875% 1/10/39	920,000	815,148
The Goldman Sachs Group, Inc. 6.125% 2/15/33	400,000	332,996
The Goldman Sachs Group, Inc. (e) 6.150% 4/01/18	1,485,000	1,356,007
The Goldman Sachs Group, Inc. 6.750% 10/01/37	380,000	288,854
Lazard Group LLC 6.850% 6/15/17	575,000	396,142
Lazard Group LLC 7.125% 5/15/15	455,000	343,664
Lehman Brothers Holdings, Inc. (f) 6.200% 9/26/14	1,140,000	159,600
Lehman Brothers Holdings, Inc. (f) 6.875% 7/17/37	745,000	75
Lehman Brothers Holdings, Inc. (f) 7.000% 9/27/27	160,000	22,400
Merrill Lynch & Co., Inc. (e) 5.450% 2/05/13	2,260,000	2,145,350
Morgan Stanley 5.450% 1/09/17	450,000	381,432
Textron Financial Corp. 5.125% 11/01/10	1,035,000	828,307
		16,375,369
Electric – 4.7%
The AES Corp. 8.000% 10/15/17	345,000	324,300
Allegheny Energy Supply (a) 8.250% 4/15/12	295,000	295,738
Carolina Power & Light Co. (e) 5.950% 3/01/09	1,275,000	1,277,983
CenterPoint Energy Houston Electric LLC Class U 7.000% 3/01/14	170,000	175,000
Centerpoint Energy, Inc. Series B 6.850% 6/01/15	475,000	409,113
Consumers Energy Co. 4.400% 8/15/09	545,000	543,005
Edison Mission Energy 7.750% 6/15/16	400,000	384,000
Elwood Energy LLC 8.159% 7/05/26	467,024	367,781
Entergy Gulf States, Inc. 5.250% 8/01/15	385,000	342,133
Exelon Corp. 4.900% 6/15/15	635,000	535,595
Indianapolis Power & Light (a) 6.300% 7/01/13	160,000	162,677
Intergen NV (a) 9.000% 6/30/17	300,000	279,000
Kansas Gas & Electric Co. 5.647% 3/29/21	302,236	271,786
Kiowa Power Partners LLC (a) 4.811% 12/30/13	189,032	183,492
MidAmerican Funding LLC 6.750% 3/01/11	655,000	676,377
Mirant Mid-Atlantic LLC Series 2001, Class A 8.625% 6/30/12	472,420	460,609
Monongahela Power 6.700% 6/15/14	250,000	251,512
Nevada Power Co. Series L 5.875% 1/15/15	180,000	170,745
Nevada Power Co. Series N 6.650% 4/01/36	450,000	402,143
NRG Energy, Inc. 7.375% 2/01/16	255,000	242,888
Oncor Electric Delivery Co. (a) 6.800% 9/01/18	955,000	958,658
Oncor Electric Delivery Co. (a) 7.500% 9/01/38	400,000	393,984
Pennsylvania Electric Co. Class B 6.125% 4/01/09	1,255,000	1,254,288
PPL Energy Supply LLC 6.300% 7/15/13	500,000	474,711
Tenaska Oklahoma (a) 6.528% 12/30/14	244,026	248,450
Texas Competitive Electric Holdings Co. LLC (a) 10.250% 11/01/15	295,000	218,300
TransAlta Corp. (e) 5.750% 12/15/13	1,355,000	1,256,985
TransAlta Corp. 6.650% 5/15/18	115,000	103,665

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Tri-State Generation & Transmission Association Series 2003, Class A (a) 6.040% 1/31/18	$124,488	$131,993
Tri-State Generation & Transmission Association Series 2003, Class B (a) 7.144% 7/31/33	290,000	254,413
Wisconsin Public Service Corp. 5.650% 11/01/17	635,000	589,602
		13,640,926
Electrical Components & Equipment – 0.1%
Anixter International, Inc. 5.950% 3/01/15	310,000	254,200
Entertainment – 0.4%
Mohegan Tribal Gaming Authority 6.125% 2/15/13	545,000	356,975
OED Corp./Diamond Jo LLC 8.750% 4/15/12	360,000	259,200
Tunica-Biloxi Gaming Authority (a) 9.000% 11/15/15	565,000	429,400
		1,045,575
Environmental Controls – 0.4%
Allied Waste North America, Inc. 7.250% 3/15/15	625,000	606,250
Republic Services, Inc. 6.750% 8/15/11	440,000	432,666
		1,038,916
Foods – 0.1%
Sara Lee Corp. 3.875% 6/15/13	215,000	202,373
Forest Products & Paper – 0.0%
Newark Group, Inc. 9.750% 3/15/14	170,000	14,025
Rock-Tenn Co. 8.200% 8/15/11	55,000	54,450
Rock-Tenn Co. (a) 9.250% 3/15/16	70,000	68,600
		137,075
Gas – 0.2%
Piedmont Natural Gas Co. Series E 6.000% 12/19/33	160,000	134,983
Southwest Gas Corp. 8.375% 2/15/11	315,000	317,458
		452,441
Health Care — Products – 0.4%
Covidien International Finance SA 5.450% 10/15/12	225,000	226,761
Covidien International Finance SA 6.550% 10/15/37	770,000	772,087
Medtronic, Inc. 1.625% 4/15/13	275,000	242,344
		1,241,192
Health Care — Services – 0.3%
Community Health Systems, Inc. 8.875% 7/15/15	300,000	288,750
HCA, Inc. 9.250% 11/15/16	310,000	296,050
Universal Health Services, Inc. 6.750% 11/15/11	150,000	143,613
		728,413
Holding Company — Diversified – 0.1%
Kansas City Southern Railway 8.000% 6/01/15	90,000	81,000
Kansas City Southern Railway 13.000% 12/15/13	135,000	139,725
		220,725
Home Builders – 0.2%
Centex Corp. 7.875% 2/01/11	430,000	399,900
D.R. Horton, Inc. 4.875% 1/15/10	200,000	188,000
Lennar Corp. Series B 5.125% 10/01/10	95,000	78,138
		666,038
Household Products – 0.4%
Kimberly-Clark Corp. 6.125% 8/01/17	1,085,000	1,163,187
Housewares – 0.1%
Newell Rubbermaid, Inc. 4.000% 5/01/10	260,000	253,373
Toro Co. 7.800% 6/15/27	170,000	157,087
		410,460
Insurance – 0.3%
Berkshire Hathaway Finance Corp. 4.850% 1/15/15	225,000	224,344
Lincoln National Corp. 6.300% 10/09/37	365,000	247,226
MetLife, Inc. Series A 6.817% 8/15/18	535,000	543,478
		1,015,048
Investment Companies – 0.1%
Xstrata Finance Canada (a) 5.800% 11/15/16	295,000	207,073
Iron & Steel – 0.2%
Reliance Steel & Aluminum Co. 6.200% 11/15/16	395,000	267,357
Steel Dynamics, Inc. 6.750% 4/01/15	120,000	95,100
Tube City IMS Corp. 9.750% 2/01/15	260,000	93,600
		456,057
Lodging – 1.1%
Marriott International, Inc. 6.200% 6/15/16	1,110,000	894,318
MGM Mirage 5.875% 2/27/14	635,000	358,775
MGM Mirage (e) 6.000% 10/01/09	1,810,000	1,733,075
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	340,000	275,400
		3,261,568
Machinery — Diversified – 0.4%
Briggs & Stratton Corp. 8.875% 3/15/11	500,000	485,000
Roper Industries, Inc. 6.625% 8/15/13	620,000	615,570
Stewart & Stevenson LLC 10.000% 7/15/14	155,000	97,650
		1,198,220
Manufacturing – 1.4%
Cooper US, Inc. 6.100% 7/01/17	545,000	521,165

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
General Electric Co. 5.250% 12/06/17	$135,000	$127,747
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	1,005,000	943,898
Pentair, Inc. 7.850% 10/15/09	515,000	521,627
SPX Corp. (a) 7.625% 12/15/14	285,000	262,200
Trimas Corp. 9.875% 6/15/12	153,000	76,500
Tyco Electronics Group SA 6.000% 10/01/12	500,000	462,917
Tyco Electronics Group SA 6.550% 10/01/17	450,000	371,731
Tyco Electronics Group SA 7.125% 10/01/37	590,000	442,841
Tyco International Finance SA 8.500% 1/15/19	215,000	228,259
		3,958,885
Media – 3.1%
British Sky Broadcasting PLC 6.875% 2/23/09	680,000	681,302
CBS Corp. 7.875% 7/30/30	550,000	362,669
Clear Channel Communications, Inc. 4.250% 5/15/09	995,000	915,400
Comcast Corp. 6.400% 5/15/38	465,000	443,824
Cox Communications, Inc. (e) 4.625% 1/15/10	2,650,000	2,628,803
Cox Communications, Inc. 6.750% 3/15/11	130,000	129,352
DirecTV Holdings LLC / DirecTV Financing Co. 8.375% 3/15/13	70,000	70,350
Echostar DBS Corp. 6.625% 10/01/14	305,000	277,550
McGraw-Hill Cos., Inc. 5.375% 11/15/12	1,095,000	977,152
Mediacom Broadband LLC 8.500% 10/15/15	340,000	292,400
Quebecor Media, Inc. 7.750% 3/15/16	340,000	266,900
Rogers Communications, Inc. 7.500% 8/15/38	135,000	142,012
Thomson Corp. (e) 5.700% 10/01/14	1,375,000	1,267,641
Thomson Corp. 6.200% 1/05/12	65,000	63,958
Time Warner, Inc. 5.875% 11/15/16	235,000	222,086
Videotron Ltd. (a) 9.125% 4/15/18	280,000	280,000
		9,021,399
Metal Fabricate & Hardware – 0.2%
Timken Co. 5.750% 2/15/10	525,000	518,096
Mining – 0.4%
Codelco, Inc. (a) 6.150% 10/24/36	465,000	335,993
Vale Overseas Ltd. 6.250% 1/23/17	465,000	446,034
Vale Overseas Ltd. 6.875% 11/21/36	425,000	364,920
		1,146,947
Office Equipment/Supplies – 0.1%
Xerox Corp. 5.500% 5/15/12	305,000	282,820
Office Furnishings – 0.2%
Herman Miller, Inc. 7.125% 3/15/11	475,000	498,744
Oil & Gas – 1.5%
Chesapeake Energy Corp. 7.500% 6/15/14	545,000	493,225
Devon Energy Corp. 6.300% 1/15/19	170,000	170,112
Mariner Energy, Inc. 8.000% 5/15/17	350,000	224,000
OAO Gazprom (a) 9.625% 3/01/13	300,000	282,000
Pemex Project Funding Master Trust 6.625% 6/15/38	995,000	761,175
The Premcor Refining Group, Inc. 6.750% 5/01/14	380,000	363,619
Pride International, Inc. 7.375% 7/15/14	404,000	387,840
Quicksilver Resources, Inc. 7.125% 4/01/16	180,000	124,200
Quicksilver Resources, Inc. 7.750% 8/01/15	145,000	116,725
Shell International Finance BV 6.375% 12/15/38	565,000	590,340
Southwestern Energy Co. (a) 7.500% 2/01/18	135,000	127,575
Tesoro Corp. 6.500% 6/01/17	180,000	134,100
Transocean Ltd. 1.500% 12/15/37	280,000	230,300
XTO Energy, Inc. 4.900% 2/01/14	340,000	313,572
XTO Energy, Inc. 6.250% 4/15/13	115,000	115,787
		4,434,570
Oil & Gas Services – 0.1%
Basic Energy Services, Inc. 7.125% 4/15/16	360,000	223,200
Packaging & Containers – 0.4%
Berry Plastics Corp. FRN 5.844% 2/15/15	165,000	119,625
Crown Americas LLC/Crown Americas Capital Corp. 7.625% 11/15/13	70,000	70,000
Packaging Dynamics Finance Corp. (a) 10.000% 5/01/16	715,000	303,875
Pactiv Corp. 5.875% 7/15/12	295,000	274,257
Pactiv Corp. 6.400% 1/15/18	260,000	208,415
Pregis Corp. 12.375% 10/15/13	360,000	162,000
		1,138,172
Pipelines – 2.7%
Atlas Pipeline Partners LP 8.125% 12/15/15	85,000	57,800
Colonial Pipeline Co. (a) 7.630% 4/15/32	60,000	56,892
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	250,000	258,188
Duke Energy Field Services Corp. (e) 7.875% 8/16/10	175,000	178,697
Dynegy Holdings, Inc. 8.375% 5/01/16	305,000	248,575

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
El Paso Corp. 7.375% 12/15/12	$410,000	$380,275
Enbridge, Inc. 5.800% 6/15/14	1,040,000	949,606
Enterprise Products Operating LP 7.500% 2/01/11	100,000	102,022
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	225,000	181,004
Kern River Funding Corp. (a) 4.893% 4/30/18	127,400	117,180
Kinder Morgan Energy Partners LP 6.000% 2/01/17	110,000	103,289
Kinder Morgan Energy Partners LP 6.300% 2/01/09	1,355,000	1,355,000
Kinder Morgan Energy Partners LP 6.500% 2/01/37	85,000	76,473
Kinder Morgan Energy Partners LP 6.950% 1/15/38	515,000	487,474
Kinder Morgan Finance Co. 5.700% 1/05/16	360,000	310,500
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250% 9/15/15	115,000	90,436
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125% 6/15/14	305,000	268,324
Plains All American Pipeline Co. 5.625% 12/15/13	305,000	255,260
Plains All American Pipeline LP/PAA Finance Corp. 4.750% 8/15/09	500,000	488,928
Rockies Express Pipeline LLC (a) 6.250% 7/15/13	510,000	501,082
Rockies Express Pipeline LLC (a) 6.850% 7/15/18	340,000	346,126
Southern Natural Gas Co. (a) 5.900% 4/01/17	320,000	279,200
Texas Eastern Transmission LP (a) 6.000% 9/15/17	385,000	323,055
Trans-Canada Pipelines Ltd. 6.200% 10/15/37	650,000	539,185
		7,954,571
Real Estate Investment Trusts (REITS) – 0.4%
iStar Financial, Inc. Series B 5.700% 3/01/14	155,000	57,350
Senior Housing Properties Trust 8.625% 1/15/12	45,000	39,600
Simon Property Group LP 4.875% 3/18/10	520,000	497,834
Weingarten Realty Investors Series A 4.857% 1/15/14	650,000	436,613
		1,031,397
Retail – 0.4%
Inergy LP/Inergy Finance Corp. 8.250% 3/01/16	315,000	285,075
J.C. Penney Corp., Inc. 7.950% 4/01/17	125,000	100,247
McDonald's Corp. 6.300% 10/15/37	295,000	322,940
Yum! Brands, Inc. 6.875% 11/15/37	715,000	582,249
		1,290,511
Savings & Loans – 0.2%
Glencore Funding LLC (a) 6.000% 4/15/14	545,000	265,162
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. 9.750% 4/01/17	580,000	104,400
Hughes Network Systems LLC/HNS Finance Corp. 9.500% 4/15/14	415,000	344,450
Washington Mutual Bank 5.650% 8/15/14	1,225,000	123
		714,135
Software – 0.3%
Fiserv, Inc. (e) 6.125% 11/20/12	905,000	865,182
Telecommunications – 3.7%
AT&T, Inc. 6.150% 9/15/34	680,000	648,163
AT&T, Inc. 6.500% 9/01/37	635,000	637,590
British Telecom PLC STEP 9.125% 12/15/30	310,000	312,786
Deutsche Telekom International Finance B.V. STEP (e) 8.750% 6/15/30	1,490,000	1,838,475
Embarq Corp. 7.082% 6/01/16	390,000	347,100
Embarq Corp. 7.995% 6/01/36	305,000	240,950
Intelsat Bermuda Ltd. 9.250% 6/15/16	455,000	377,650
Qwest Corp. 7.875% 9/01/11	455,000	450,450
Qwest Corp. (e) 8.875% 3/15/12	1,330,000	1,323,350
Rogers Wireless Communications, Inc. 6.800% 8/15/18	560,000	582,501
Rogers Wireless Communications, Inc. 7.500% 3/15/15	30,000	30,518
Sprint Capital Corp. 6.900% 5/01/19	215,000	144,050
Sprint Nextel Corp. 6.000% 12/01/16	475,000	318,250
Telecom Italia Capital SA 6.000% 9/30/34	80,000	60,722
Telefonica Emisones, S.A.U. 7.045% 6/20/36	845,000	929,145
Verizon Communications, Inc. 8.950% 3/01/39	450,000	554,279
Verizon Virginia, Inc., Series A 4.625% 3/15/13	550,000	526,382
Vodafone Group PLC 7.750% 2/15/10	1,130,000	1,168,240
Windstream Corp. 8.625% 8/01/16	460,000	453,100
		10,943,701
Transportation – 0.7%
Bristow Group, Inc. 6.125% 6/15/13	270,000	213,300
Burlington Northern Santa Fe Corp. 6.750% 3/15/29	445,000	417,131

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Canadian National Railway Co. 6.375% 11/15/37	$305,000	$304,843
Con-way, Inc. 8.875% 5/01/10	270,000	264,016
Quality Distribution LLC/QD Capital Corp. FRN 5.594% 1/15/12	35,000	14,000
Union Pacific Corp. 5.750% 11/15/17	225,000	215,423
Union Pacific Corp. 7.375% 9/15/09	680,000	683,476
		2,112,189
Trucking & Leasing – 0.3%
TTX Co. (a) 4.500% 12/15/10	905,000	886,991
TOTAL CORPORATE DEBT (Cost $129,489,055)		112,073,564
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.5%
Commercial MBS – 5.7%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.745% 2/10/51	2,215,000	1,342,391
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	1,200,000	944,333
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	680,000	547,017
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	635,000	425,816
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	1,605,000	1,254,317
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.816% 12/10/49	1,040,000	634,656
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ (a) 6.218% 1/15/18	1,220,000	321,389
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	880,000	580,277
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A3 (e) 5.398% 2/15/40	4,025,000	2,574,999
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	880,000	569,482
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	770,000	460,323
Morgan Stanley Capital I, Series 2007-HQ11, Class A31 5.439% 2/12/44	3,800,000	2,496,924
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	2,015,000	1,500,726
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	1,335,000	797,904
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 5.857% 2/15/51	3,165,000	2,361,208
		16,811,762
Home Equity ABS – 0.1%
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	803	754
Terwin Mortgage Trust, Series 2006-10SL, Class A2 STEP 5.000% 12/25/37	2,850,000	252,424
		253,178
Student Loans ABS – 0.6%
Ares High Yield CSO PLC (Acquired 2/26/07, Cost $633,500), Series 2005-2A, Class 2B1 FRN (a) (b) 2.578% 9/20/10	600,000	388,500
Galena CDO Cayman Islands Ltd. (Acquired 4/24/07, Cost $883,208), Series 2005-1, Class B1U7 FRN (a) (b) 2.536% 1/11/13	875,000	214,637
Newport Waves CDO (Acquired 4/25/07, Cost $1,321,124), Series 2007-1A, Class A3LS FRN (a) (b) 2.125% 6/20/14	1,175,000	383,895
Salt Creek High Yield CSO Ltd. (Acquired 1/23/07, Cost $430,539), Series 2005-1A, Class B2 FRN (a) (b) 4.125% 9/20/10	430,000	272,781

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Salt Creek High Yield CSO Ltd. (Acquired 1/23/07, Cost $520,794), Series 2005-1A, Class A7 FRN (a) (b) 3.525% 9/20/10	$515,000	$398,642
		1,658,455
WL Collateral CMO – 3.1%
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A 5.000% 12/25/33	532,316	436,271
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 0.439% 7/20/36	630,795	520,582
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 4.520% 8/25/34	242,783	184,667
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 5.394% 9/25/33	30,247	16,907
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 6.308% 2/25/34	30,549	17,832
First Nationwide Trust, Series 2001-5, Class A1 6.750% 10/21/31	26,678	22,540
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 4.842% 8/25/34	54,265	40,133
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.549% 1/19/38	958,476	388,983
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.499% 5/25/37	1,649,505	972,180
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 5.551% 8/25/34	95,441	58,892
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A6 FRN 3.788% 11/21/34	2,690,000	2,188,502
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.639% 8/25/36	444,571	265,132
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2 VRN 5.094% 2/25/34	410,967	290,705
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 5.410% 2/25/34	11,976	8,474
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 5.444% 7/25/33	5,747	4,237
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 5.430% 2/25/34	960	650
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.569% 6/25/46	1,825,191	698,046
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN 0.579% 4/25/46	1,181,143	460,912
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 5.696% 3/25/34	53,164	40,200
Structured Asset Securities Corp., Series 2003-7H, Class A1II 6.500% 3/25/33	373,984	314,716
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A 6.500% 8/25/34	125,641	95,678
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 3.453% 4/25/44	148,399	58,648
Washington Mutual, Inc., Series 2004-AR14, Class A1 VRN 4.256% 1/25/35	1,101,353	892,895
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1 FRN 4.237% 9/25/34	640,292	498,927
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 FRN 4.573% 12/25/34	865,717	672,436
		9,149,145
WL Collateral PAC – 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 5.531% 6/25/32	45,405	21,191
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $45,214,127)		27,893,731
SOVEREIGN DEBT OBLIGATIONS — 0.3%
Brazilian Government International Bond 5.875% 1/15/19	564,000	538,293
Colombia Government International Bond 7.375% 3/18/19	282,000	279,737

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
United Mexican States 8.375% 1/14/11	$90,000	$99,460
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $934,745)		917,490
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 52.7%
Collateralized Mortgage Obligations – 0.1%
Federal Home Loan Mortgage Corp., Series 2178, Class PB 7.000% 8/15/29	77,769	80,802
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	33,004	35,284
		116,086
Pass-Through Securities – 52.6%
Federal Home Loan Mortgage Corp.
Pool #G13136 4.500% 5/01/23	407,866	412,901
Pool #G13137 4.500% 5/01/23	3,008,040	3,045,171
Pool #G13222 4.500% 6/01/23	1,669,911	1,690,524
Pool #J08125 4.500% 6/01/23	209,612	212,199
Pool #J08622 4.500% 9/01/23	177,189	179,376
Pool #G01842 4.500% 6/01/35	610,574	614,104
Pool #G01953 4.500% 10/01/35	20,177,202	20,293,851
Pool #G04494 4.500% 5/01/38	1,621,155	1,630,527
Pool #G11476 5.000% 11/01/18	317,404	327,062
Pool #B16010 5.000% 8/01/19	11,869	12,215
Pool #B17058 5.000% 9/01/19	34,717	35,686
Pool #B17494 5.000% 12/01/19	394,363	405,377
Pool #B14584 5.000% 1/01/20	486,884	500,482
Pool #B18677 5.000% 1/01/20	33,644	34,583
Pool #E90268 5.500% 6/01/17	3,840	3,965
Pool #G11723 5.500% 7/01/20	2,783,845	2,882,259
Pool #J00747 5.500% 1/01/21	2,712,806	2,806,589
Pool #J00939 5.500% 1/01/21	949,075	981,885
Pool #J01117 5.500% 2/01/21	1,795,386	1,858,295
Pool #C01283 5.500% 11/01/31	78,472	80,636
Pool #G04381 5.500% 5/01/38	14,110,311	14,450,942
Pool #G08278 5.500% 7/01/38	2,318,177	2,372,690
Pool #E89199 6.000% 4/01/17	23,980	25,050
Pool #G11431 6.000% 2/01/18	4,978	5,200
Pool #E00856 7.000% 9/01/31	8,230	8,655
Pool #C80207 7.500% 9/01/24	8,335	8,798
Pool #C00530 7.500% 7/01/27	5,773	6,086
Pool #C00563 7.500% 11/01/27	18,713	19,728
Pool #C00612 7.500% 4/01/28	1,482	1,562
Pool #C55867 7.500% 2/01/30	17,900	18,871
Federal National Mortgage Association
Pool #888586 4.308% 10/01/34	1,728,879	1,764,896
Pool #740447 4.500% 9/01/18	66,781	67,710
Pool #845159 4.500% 1/01/21	1,904,166	1,930,645
Pool #879716 4.500% 2/01/21	911,416	924,091
Pool #675713 5.000% 3/01/18	207,386	213,891
Pool #735010 5.000% 11/01/19	1,170,746	1,205,274
Pool #832900 5.000% 9/01/35	6,423,990	6,539,672
Pool #626582 5.500% 3/01/17	19,477	20,107
Pool #636859 5.500% 3/01/17	2,839	2,930
Pool #684173 5.500% 2/01/18	153,256	158,890
Pool #255807 5.500% 8/01/20	4,688,228	4,851,767
Pool #888468 5.500% 9/01/21	6,604,017	6,828,192
Pool #671272 5.500% 11/01/32	87,200	89,670
Pool #686534 5.500% 3/01/33	52,304	53,777
Pool #721406 5.500% 6/01/33	10,917	11,224
Pool #555880 5.500% 11/01/33	741,520	762,404
Pool #725503 5.500% 6/01/34	188,378	193,507
Pool #785171 5.500% 7/01/34	30,925	31,738
Pool #792231 5.500% 10/01/34	400,243	410,640
Pool #255458 5.500% 11/01/34	254,780	261,398
Pool #735141 5.500% 1/01/35	170,815	175,252
Pool #796781 5.500% 1/01/35	299,005	306,772
Pool #735224 5.500% 2/01/35	1,295,414	1,330,683
Pool #811127 5.500% 2/01/35	88,404	90,673
Pool #812016 5.500% 2/01/35	155,006	159,032
Pool #812908 5.500% 2/01/35	65,144	66,837
Pool #813109 5.500% 2/01/35	528,510	542,239
Pool #815400 5.500% 2/01/35	24,116	24,743
Pool #255631 5.500% 3/01/35	2,243,620	2,301,201
Pool #803355 5.500% 3/01/35	88,899	91,181
Pool #825454 5.500% 6/01/35	4,220,290	4,328,600
Pool #832972 5.500% 9/01/35	812,272	832,864
Pool #918516 5.500% 6/01/37	79,507	81,448
Pool #983315 6.000% 7/01/38	1,990,847	2,054,306
Pool #253880 6.500% 7/01/16	13,486	14,068
Pool #897100 6.500% 7/01/36	2,055,498	2,143,418
Pool #831800 6.500% 9/01/36	290,413	302,835
Pool #893524 6.500% 9/01/36	3,462,103	3,610,188
Pool #745948 6.500% 10/01/36	142,181	148,262
Pool #903789 6.500% 11/01/36	35,413	36,928
Pool #907251 6.500% 12/01/36	74,268	77,445
Pool #897901 6.500% 1/01/37	168,205	175,399
Pool #906142 6.500% 1/01/37	4,305,088	4,489,231

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #917578 6.500% 4/01/37	$171,678	$179,021
Pool #920669 6.500% 8/01/37	124,553	129,880
Pool #952694 6.500% 8/01/37	110,000	114,705
Pool #943988 6.500% 8/01/37	729,544	760,749
Pool #948751 6.500% 9/01/37	101,007	105,327
Pool #959335 6.500% 11/01/37	87,395	91,242
Pool #933401 6.500% 2/01/38	548,148	571,595
Pool #966050 6.500% 2/01/38	36,120	37,665
Pool #257308 6.500% 8/01/38	150,846	157,298
Pool #982532 6.500% 9/01/38	574,453	599,024
Pool #988662 6.500% 9/01/38	770,790	803,760
Pool #990246 6.500% 9/01/38	654,627	682,627
Pool #991143 6.500% 10/01/38	703,627	733,723
Pool #575579 7.500% 4/01/31	38,926	41,259
Pool #535996 7.500% 6/01/31	6,231	6,605
Federal National Mortgage Association TBA(g) Pool #53662 6.500% 3/01/35	32,906,831	34,274,521
Government National Mortgage Association
Pool #579140 6.500% 1/15/32	7,238	7,571
Pool #587280 6.500% 9/15/32	10,054	10,503
Pool #550659 6.500% 9/15/35	266,819	277,575
Pool #538689 6.500% 12/15/35	137,709	143,131
Pool #658085 6.500% 9/15/36	1,101,994	1,145,385
Pool #659183 6.500% 9/15/36	32,379	33,654
Pool #659647 6.500% 9/15/36	512,760	532,950
Pool #658133 6.500% 10/15/36	559,571	581,604
Pool #659686 6.500% 10/15/36	262,571	272,910
Pool #659736 6.500% 11/15/36	3,026,146	3,145,301
Pool #659741 6.500% 11/15/36	86,568	89,977
Pool #658219 6.500% 12/15/36	500,329	520,029
Pool #661591 6.500% 1/15/37	239,396	248,822
Pool #663776 6.500% 1/15/37	406,127	422,118
Pool #663109 6.500% 2/15/37	1,045,823	1,087,002
Pool #663876 6.500% 3/15/37	490,432	509,742
Pool #667800 6.500% 4/15/37	52,891	54,973
Pool #661931 6.500% 6/15/37	229,771	238,819
Pool #673533 6.500% 7/15/37	229,555	238,593
Pool #671044 6.500% 9/15/37	52,846	54,927
Pool #674362 6.500% 9/15/37	28,986	30,128
Pool #780651 7.000% 10/15/27	7,250	7,661
Pool #462384 7.000% 11/15/27	5,528	5,841
Pool #482668 7.000% 8/15/28	3,414	3,608
Pool #506804 7.000% 5/15/29	21,734	22,965
Pool #506914 7.000% 5/15/29 (e)	69,670	73,616
Pool #581417 7.000% 7/15/32	9,934	10,472
Pool #591581 7.000% 8/15/32	1,961	2,067
Pool #423836 8.000% 8/15/26	2,645	2,820
Pool #444619 8.000% 3/15/27	23,685	25,258
New Valley Generation IV 4.687% 1/15/22	73,876	80,137
		153,800,457
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $149,060,331)		153,916,543
U.S. TREASURY OBLIGATIONS — 6.1%
U.S. Treasury Bonds & Notes – 6.1%
U.S. Treasury Bond (e) 4.375% 2/15/38	3,683,000	4,176,177
U.S. Treasury Inflation Index 0.625% 4/15/13	1,564,765	1,514,159
U.S. Treasury Inflation Index 2.375% 4/15/11	1,607,355	1,617,401
U.S. Treasury Note (e) 3.500% 2/15/18	9,910,000	10,445,759
		17,753,496
TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,032,939)		17,753,496
TOTAL BONDS & NOTES (Cost $342,731,197)		312,554,824
TOTAL LONG-TERM INVESTMENTS (Cost $343,538,516)		313,136,101
SHORT-TERM INVESTMENTS – 3.3%
Commercial Paper – 3.3%
Cardinal Health, Inc. 1.300% 2/02/09	4,639,000	4,638,665
Textron, Inc. 5.500% 2/03/09	5,000,000	4,997,708
TOTAL SHORT-TERM INVESTMENTS (Cost $9,636,373)		9,636,373
TOTAL INVESTMENTS – 110.5% (Cost $353,174,889) (h)		322,772,474
Other Assets/ (Liabilities) — (10.5)%		(30,565,939)
NET ASSETS – 100.0%		$292,206,535

Notes to Portfolio of Investments

ABS	- Asset Backed Security
CBO	- Collateralized Bond Obligation
CDO	- Collateralized Debt Obligation
CMO	- Collateralized Mortgage Obligation
CSO	- Credit Swap Obligation
FRN	- Floating Rate Note
MBS	- Mortgage Backed Security
PAC	- Planned Amortization Class
STEP	- Step Up Bond
TBA	- To Be Announced
VRN	- Variable Rate Note
WL	- Whole Loan

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, these securities amounted to a value of $13,461,367 or 4.61% of net assets.
(b)	Restricted security. (Note 2).
(c)	Non-income producing security.
(d)	This security is valued in good faith under procedures established by the Board of Trustees.
(e)	All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).
(f)	Security is currently in default.
(g)	A portion of this security is purchased on a forward commitment basis. (Note 2).
(h)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments

January 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 0.1%
COMMON STOCK — 0.1%
Cosmetics & Personal Care – 0.0%
Revlon, Inc. Class A (a)	9,943	$58,763
Investment Companies – 0.1%
Arco Capital Corp. Ltd. (a) (b)	111,042	111,042
Mining – 0.0%
Kaiser Aluminum & Chemical Corp. (c)	168,000	-
Telecommunications – 0.0%
Orion Network Systems,, Inc. (c)	446,000	45
TOTAL COMMON STOCK (Cost $1,798,062)		169,850
PREFERRED STOCK — 0.0%
Internet – 0.0%
Preferred Blocker, Inc. (b)	104	25,955
U.S. Government Agencies – 0.0%
Fannie Mae	16,920	18,612
TOTAL PREFERRED STOCK (Cost $446,526)		44,567
WARRANTS — 0.0%
Agriculture – 0.0%
MOS UA WTI A C Expires 5/08/09, Strike 3.38	7,941	26,840
TOTAL WARRANTS (Cost $0)		26,840
TOTAL EQUITIES (Cost $2,244,588)		241,257
	Principal Amount
BONDS & NOTES – 98.7%
CORPORATE DEBT — 27.6%
Advertising – 0.1%
Lamar Media Corp. 7.250% 1/01/13	$250,000	205,625
Aerospace & Defense – 0.2%
BE Aerospace, Inc. 8.500% 7/01/18	90,000	84,600
L-3 Communications Corp. 5.875% 1/15/15	270,000	247,050
L-3 Communications Corp. 6.375% 10/15/15	100,000	93,750
United Technologies Corp. 6.125% 2/01/19	82,000	88,902
United Technologies Corp. 6.125% 7/15/38	84,000	86,807
		601,109
Agriculture – 0.1%
Altria Group, Inc. 9.700% 11/10/18	124,000	135,694
MHP SA (b) 10.250% 11/30/11	170,000	66,300
Philip Morris International, Inc. 5.650% 5/16/18	143,000	143,089
		345,083
Apparel – 0.1%
Levi Strauss & Co. 9.750% 1/15/15	255,000	210,056
Auto Manufacturers – 0.0%
Daimler Finance NA LLC 5.750% 9/08/11	68,000	64,613
Automotive & Parts – 0.1%
The Goodyear Tire & Rubber Co. 7.857% 8/15/11	105,000	98,700
The Goodyear Tire & Rubber Co. 9.000% 7/01/15	75,000	69,187
Lear Corp. Series B 8.750% 12/01/16	940,000	178,600
		346,487
Banks – 4.8%
Banco BMG SA (b) 9.150% 1/15/16	655,000	504,350
Banco de Credito del Peru VRN (b) 6.950% 11/07/21	175,000	175,000
Banco Hipotecario SA (b) 9.750% 4/27/16	201,000	70,350
Banco Invex SA MXN (d) 6.450% 3/13/34	757,762	197,018
Bank of America Corp, Series L 4.900% 5/01/13	235,000	224,368
Bank of America Corp. VRN 1.000% 12/29/49	205,000	106,373
Bank of America Corp. VRN 10.723% 12/29/49	235,000	124,468
Bank of America Corp. Series L 5.650% 5/01/18	510,000	461,893
Barclays Bank PLC 0.000% 5/07/09	330,000	285,945
Barclays Bank PLC 6.278% 12/15/49	930,000	502,200
Barclays Bank PLC, Republic of South Africa CLN (b) 0.000% 5/15/09	330,000	284,724
Capital One Financial Corp. 6.750% 9/15/17	96,000	87,592
Credit Suisse/New York NY 5.000% 5/15/13	554,000	536,658
Depfa ACS Bank Series E EUR (d) 3.875% 11/14/16	70,000	78,634
Dresdner Bank AG VRN 1.000% 12/12/11	200,000	115,800
Export-Import Bank of Korea 8.125% 1/21/14	280,000	282,394
HBOS Treasury Services PLC EUR (d) 4.375% 7/13/16	712,000	854,213
HBOS Treasury Services PLC EUR (d) 4.500% 7/13/21	405,000	457,544
HSBC Bank PLC 0.010% 1/12/10	800,000	590,560
HSBK Europe BV (b) 7.250% 5/03/17	145,000	81,200
HSBK Europe BV (b) 9.250% 10/16/13	1,750,000	1,277,500

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ICICI Bank Ltd. VRN (b) 6.375% 4/30/22	$880,000	$496,485
ING Bank NV UAH (d) 11.890% 12/30/09	290,000	23,010
JP Morgan Chase Bank NA (b) 0.010% 9/02/15	292,127	170,856
Korea Development Bank 8.000% 1/23/14	160,000	158,395
Kuznetski Capital for Bank of Moscow (b) 7.375% 11/26/10	245,000	205,800
Lloyds Banking Group PLC (b) 6.413% 12/31/49	1,200,000	238,492
RSHB Capital SA (b) 7.750% 5/29/18	215,000	144,050
VTB Capital SA (b) 6.250% 6/30/35	300,000	174,000
VTB Capital SA VRN 6.315% 2/04/15	1,795,000	1,165,415
VTB Capital SA (b) 6.875% 5/29/18	670,000	475,700
Wells Fargo & Co. 5.250% 10/23/12	617,000	621,350
WM Covered Bond Program EUR (d) 3.875% 11/28/11	797,000	936,021
WM Covered Bond Program EUR (d) 4.000% 9/27/16	930,000	975,855
		13,084,213
Beverages – 0.2%
Ambev International Finance Co. Ltd. BRL (d) 9.500% 7/24/17	740,000	255,806
Anheuser-Busch Cos., Inc. 5.500% 1/15/18	110,000	97,550
Coca-Cola Enterprises, Inc. 7.375% 3/03/14	124,000	142,345
PepsiCo, Inc. 7.900% 11/01/18	44,000	54,567
		550,268
Building Materials – 0.0%
Nortek, Inc. 8.500% 9/01/14	230,000	47,150
NTK Holdings, Inc. 0.000% 3/01/14	525,000	60,375
		107,525
Chemicals – 0.2%
Braskem Finance Ltd. (b) 7.250% 6/05/18	470,000	371,300
EI Du Pont de Nemours & Co. 6.000% 7/15/18	110,000	112,865
Momentive Performance Materials, Inc. 11.500% 12/01/16	365,000	89,425
		573,590
Commercial Services – 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.625% 5/15/14	630,000	195,300
Hertz Corp. 10.500% 1/01/16	280,000	145,950
Iron Mountain, Inc. 8.625% 4/01/13	135,000	134,494
Service Corp. International 6.750% 4/01/15	80,000	73,200
United Rentals North America, Inc. 7.000% 2/15/14	380,000	239,400
		788,344
Computers – 0.2%
International Business Machines Corp. 8.000% 10/15/38	346,000	433,932
Cosmetics & Personal Care – 0.1%
Elizabeth Arden, Inc. 7.750% 1/15/14	195,000	140,400
Diversified Financial – 3.8%
American Express Credit Corp. 5.875% 5/02/13	168,000	162,585
American Express Credit Corp. 7.300% 8/20/13	181,000	185,165
Astana-Finance JSC (Acquired 2/09/07, Cost $1,100,000) (c) (e) 9.160% 3/14/12	1,100,000	481,059
The Bear Stearns Cos., Inc. 7.250% 2/01/18	325,000	345,947
Caterpillar Financial Services Corp. 5.450% 4/15/18	230,000	214,436
CIT Group, Inc. 7.625% 11/30/12	249,000	208,482
Citigroup Global Markets Holdings, Inc. VRN (b) 1.000% 1/04/10	58,772	29,743
Citigroup, Inc. 5.500% 4/11/13	900,000	823,297
Citigroup, Inc. 6.500% 8/19/13	231,000	220,723
Citigroup, Inc. VRN 8.400% 10/30/49	510,000	186,267
Countrywide Financial Corp. 5.800% 6/07/12	104,000	102,233
General Electric Capital Corp. 4.800% 5/01/13	198,000	193,097
General Electric Capital Corp. 5.400% 9/20/13	265,000	260,384
General Electric Capital Corp. 6.875% 1/10/39	345,000	305,680
GMAC LLC (b) 8.000% 11/01/31	417,000	249,769
The Goldman Sachs Group, Inc. 6.150% 4/01/18	612,000	558,839
The Goldman Sachs Group, Inc. 7.500% 2/15/19	334,000	327,580
HSBC Finance Capital Trust IX VRN 5.911% 11/30/35	1,000,000	387,200
HSBC Finance Corp. 4.750% 7/15/13	113,000	104,924
HSBC Finance Corp. 5.700% 6/01/11	125,000	124,783
HSBC Holdings PLC 6.800% 6/01/38	111,000	106,100
International Lease Finance Corp. 6.375% 3/25/13	142,000	104,176
International Lease Finance Corp. 6.625% 11/15/13	110,000	81,521

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
John Deere Capital Corp. 5.350% 4/03/18	$98,000	$93,140
JP Morgan Chase & Co. VRN 7.900% 12/31/49	455,000	345,823
JP Morgan Chase Bank NA (b) 0.010% 1/05/16	1,979,004	937,353
JP Morgan Hipotecaria su Casita MXN (d) 1.000% 9/25/35	363,765	71,836
JPMorgan Chase & Co. 6.400% 5/15/38	664,000	652,711
Lehman Brothers Holdings, Inc. (f) 7.500% 5/11/38	466,000	47
Merrill Lynch & Co., Inc. 7.750% 5/14/38	634,000	600,865
Morgan Stanley (b) 0.010% 1/05/22	1,887,048	15,096
Morgan Stanley 6.000% 4/28/15	790,000	715,961
Morgan Stanley (b) 14.400% 8/04/16	616,000	372,064
National Rural Utilities Cooperative Finance Corp. 10.375% 11/01/18	67,000	80,941
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 10.625% 4/01/17	295,000	174,050
SLM Corp. 4.500% 7/26/10	305,000	283,619
SLM Corp. 8.450% 6/15/18	212,000	180,357
		10,287,853
Electric – 1.1%
AES Panama SA (b) 6.350% 12/21/16	155,000	120,479
Consolidated Edison Co. of New York, Inc. 7.125% 12/01/18	93,000	103,269
Dominion Resources, Inc. /VA 6.400% 6/15/18	102,000	103,106
Duke Energy Carolinas LLC 7.000% 11/15/18	113,000	129,888
EEB International Ltd. (b) 8.750% 10/31/14	410,000	393,600
Eletropaulo Metropolitana de Sao Paulo SA BRL (b) (d) 19.125% 6/28/10	325,000	141,839
Indiana Michigan Power Co, Series I 7.000% 3/15/19	102,000	102,400
Israel Electric Corp. Ltd. (b) 7.250% 1/15/19	865,000	825,331
Majapahit Holding BV (b) 7.250% 10/17/11	205,000	166,050
Majapahit Holding BV (b) 7.750% 10/17/16	395,000	256,750
Midamerican Energy Holdings Co. 5.750% 4/01/18	130,000	129,131
National Power Corp. PHP (d) 5.875% 12/19/16	15,400,000	298,442
Pacific Gas & Electric Co. 8.250% 10/15/18	110,000	135,817
Peco Energy Co. 5.350% 3/01/18	77,000	75,673
Texas Competitive Electric Holdings Co. LLC 1.000% 11/01/15	30,000	22,500
Virginia Electric and Power Co. 8.875% 11/15/38	77,000	99,346
		3,103,621
Entertainment – 0.6%
AMC Entertainment, Inc. 8.000% 3/01/14	85,000	63,750
Cinemark, Inc. STEP 0.000% 3/15/14	185,000	165,344
Greektown Holdings LLC (b) (f) 10.750% 12/01/13	265,000	50,350
Isle of Capri Casinos, Inc. 7.000% 3/01/14	605,000	299,475
Marquee Holdings, Inc. STEP 12.000% 8/15/14	200,000	129,000
Mashantucket Western Pequot Tribe (b) 8.500% 11/15/15	550,000	189,750
Mohegan Tribal Gaming Authority 6.125% 2/15/13	175,000	114,625
Mohegan Tribal Gaming Authority 8.000% 4/01/12	395,000	238,975
Pinnacle Entertainment, Inc. 8.250% 3/15/12	225,000	205,875
Pokagon Gaming Authority (b) 10.375% 6/15/14	125,000	109,375
WMG Acquisition Corp. 7.375% 4/15/14	130,000	83,200
WMG Holdings Corp. STEP 0.000% 12/15/14	405,000	141,750
		1,791,469
Environmental Controls – 0.1%
Allied Waste NA Series B 7.375% 4/15/14	275,000	270,875
Foods – 0.4%
Delhaize America, Inc. 9.000% 4/15/31	280,000	320,680
Dole Food Co., Inc. 8.875% 3/15/11	65,000	48,750
Dole Food Co., Inc. FRN 8.625% 5/01/09	71,000	66,917
General Mills, Inc. 5.250% 8/15/13	93,000	95,216
Kraft Foods, Inc. 6.125% 2/01/18	227,000	231,474
Kraft Foods, Inc. 6.125% 8/23/18	21,000	21,432
The Kroger Co. 7.500% 1/15/14	113,000	125,975
Smithfield Foods, Inc. 7.000% 8/01/11	105,000	84,525
		994,969
Forest Products & Paper – 0.1%
NewPage Corp. 10.000% 5/01/12	370,000	142,450
Health Care — Products – 0.2%
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14	230,000	170,200
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11	75,000	75,375

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Johnson & Johnson 5.850% 7/15/38	$125,000	$135,581
Universal Hospital Services, Inc. 8.500% 6/01/15	205,000	173,225
		554,381
Health Care — Services – 0.5%
Community Health Systems, Inc. 8.875% 7/15/15	165,000	158,812
DaVita, Inc. 6.625% 3/15/13	170,000	164,475
HCA, Inc. 6.375% 1/15/15	395,000	276,500
Healthsouth Corp. 10.750% 6/15/16	145,000	143,188
Select Medical Corp. 7.625% 2/01/15	240,000	151,200
UnitedHealth Group, Inc. 6.875% 2/15/38	133,000	121,331
US Oncology Holdings, Inc. 1.000% 3/15/12	126,000	63,000
US Oncology, Inc. 9.000% 8/15/12	160,000	148,800
WellPoint, Inc. 6.375% 6/15/37	124,000	116,368
		1,343,674
Home Builders – 0.2%
Centex Corp. 5.800% 9/15/09	275,000	266,750
K. Hovnanian Enterprises, Inc. 7.750% 5/15/13	50,000	12,250
K. Hovnanian Enterprises, Inc. 8.875% 4/01/12	105,000	38,850
Toll Corp. 8.250% 12/01/11	225,000	217,125
William Lyon Homes, Inc. 7.500% 2/15/14	20,000	5,000
William Lyon Homes, Inc. 10.750% 4/01/13	145,000	36,250
		576,225
Household Products – 0.1%
Jarden Corp. 7.500% 5/01/17	195,000	140,400
Insurance – 0.5%
American International Group, Inc. (b) 8.250% 8/15/18	309,000	253,171
Berkshire Hathaway Finance Corp. 5.000% 8/15/13	207,000	213,538
MetLife, Inc. Series A 6.817% 8/15/18	104,000	105,648
Prudential Financial, Inc. 5.150% 1/15/13	102,000	92,551
Residential Reinsurance 2008 Ltd. (b) 1.000% 6/06/11	280,000	263,200
VASCO Re 2006 Ltd. FRN (b) 10.701% 6/05/09	510,000	512,193
		1,440,301
Iron & Steel – 0.3%
GTL Trade Finance, Inc. (b) 7.250% 10/20/17	290,000	257,920
Ispat Inland ULC 9.750% 4/01/14	210,000	178,899
Steel Capital SA for OAO Severstal (b) 9.750% 7/29/13	560,000	336,000
Steel Dynamics, Inc. 7.375% 11/01/12	155,000	139,500
		912,319
Leisure Time – 0.1%
Leslie's Poolmart 7.750% 2/01/13	120,000	96,000
Travelport LLC 11.875% 9/01/16	185,000	54,575
		150,575
Lodging – 0.3%
Caesars Entertainment, Inc. 7.875% 3/15/10	555,000	310,800
Harrah's Operating Co., Inc. (b) 10.750% 2/01/16	550,000	129,250
MGM Mirage 8.375% 2/01/11	245,000	142,100
Station Casinos, Inc. 6.500% 2/01/14	720,000	21,600
Trump Entertainment Resorts, Inc. 8.500% 6/01/15	135,000	19,913
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/01/14	355,000	258,706
		882,369
Machinery — Diversified – 0.1%
Case New Holland, Inc. 7.125% 3/01/14	540,000	391,500
Manufacturing – 0.3%
General Electric Co. 5.250% 12/06/17	667,000	631,165
Sally Holdings LLC 9.250% 11/15/14	155,000	142,600
Sally Holdings LLC 10.500% 11/15/16	105,000	86,625
		860,390
Media – 0.9%
Allbritton Communications Co. 7.750% 12/15/12	135,000	66,825
CCH I LLC 11.000% 10/01/15	360,000	63,000
Comcast Corp. 5.700% 5/15/18	337,000	327,658
Cox Communications, Inc. 4.625% 1/15/10	51,000	50,592
CSC Holdings, Inc. 7.625% 4/01/11	100,000	99,500
CSC Holdings, Inc. /United States (b) 8.500% 4/15/14	10,000	9,825
Echostar DBS Corp. 6.375% 10/01/11	290,000	278,400
Idearc, Inc. 8.000% 11/15/16	300,000	9,375
LIN Television Corp. 6.500% 5/15/13	327,000	179,850
Medianews Group, Inc. 6.375% 4/01/14	100,000	3,250
Medianews Group, Inc. 6.875% 10/01/13	405,000	13,162
News America, Inc. 6.150% 3/01/37	146,000	127,150
Radio One, Inc. 8.875% 7/01/11	133,000	50,540
RH Donnelley Corp. 6.875% 1/15/13	135,000	12,150
RH Donnelley Corp. 6.875% 1/15/13	395,000	35,550
Sinclair Broadcast Group, Inc. 8.000% 3/15/12	470,000	333,700
Time Warner Cable, Inc. 6.200% 7/01/13	205,000	201,800
Time Warner Cable, Inc. 8.750% 2/14/19	81,000	90,199

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Warner, Inc. 6.500% 11/15/36	$114,000	$101,376
Viacom, Inc. 6.250% 4/30/16	118,000	100,741
Videotron Ltd. (b) 9.125% 4/15/18	145,000	145,000
The Walt Disney Co. 4.500% 12/15/13	58,000	59,760
		2,359,403
Mining – 0.8%
Alcoa, Inc. 6.750% 7/15/18	177,000	129,379
ALROSA Finance SA (b) 8.875% 11/17/14	225,000	157,500
ALROSA Finance SA (b) 8.875% 11/17/14	1,300,000	906,750
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/17	430,000	356,900
Novelis, Inc. 7.250% 2/15/15	230,000	128,800
Vedanta Resources PLC (b) 9.500% 7/18/18	1,150,000	655,500
		2,334,829
Multi-National – 0.0%
Inter-American Development Bank VRN BRL (d) 0.000% 12/08/09	250,000	99,708
Municipal – 0.3%
Bayerische Hypo City of Kiev Ukraine (b) 8.625% 7/15/11	950,000	554,515
Santa Fe de Bogota DC COP (b) (d) 9.750% 7/26/28	445,000,000	157,730
		712,245
Office Equipment/Supplies – 0.1%
Xerox Corp. 5.650% 5/15/13	155,000	140,626
Oil & Gas – 2.3%
Anadarko Petroleum Corp. 5.950% 9/15/16	90,000	81,194
Atlas Energy Resources LLC (b) 10.750% 2/01/18	260,000	208,000
Berry Petroleum Co. 8.250% 11/01/16	105,000	54,863
Conocophillips 6.500% 2/01/39	164,000	163,357
Denbury Resources, Inc. 7.500% 12/15/15	290,000	240,700
Forest Oil Corp. 7.750% 5/01/14	25,000	22,875
Gaz Capital SA (b) 7.288% 8/16/37	1,680,000	1,041,600
Gaz Capital SA (b) 7.510% 7/31/13	620,000	472,614
Gaz Capital SA (b) 8.625% 4/28/34	100,000	83,000
KazMunaiGaz Finance Sub BV (b) 9.125% 7/02/18	1,560,000	1,123,200
Pemex Project Funding Master Trust 6.625% 6/15/38	720,000	550,800
Petrobras International Finance Co. 5.875% 3/01/18	1,240,000	1,083,487
Petroleos Mexicanos (b) 8.000% 5/03/19	280,000	279,300
Quicksilver Resources, Inc. 7.125% 4/01/16	225,000	155,250
Quicksilver Resources, Inc. 8.250% 8/01/15	110,000	88,550
Tengizchevroil Finance Co. SARL Series A (b) 6.124% 11/15/14	568,372	437,842
Tesoro Corp. 6.625% 11/01/15	220,000	172,975
XTO Energy, Inc. 6.500% 12/15/18	163,000	161,350
		6,420,957
Oil & Gas Services – 0.1%
Helix Energy Solutions Group, Inc. (b) 9.500% 1/15/16	300,000	171,000
Key Energy Services, Inc. 8.375% 12/01/14	155,000	111,600
		282,600
Packaging & Containers – 0.3%
Berry Plastics Holding Corp. 8.875% 9/15/14	380,000	186,200
Crown Americas LLC/Crown Americas Capital Corp. 7.750% 11/15/15	225,000	227,250
Graham Packaging Co., Inc. 9.875% 10/15/14	310,000	196,850
Graphic Packaging International Corp. 8.500% 8/15/11	245,000	215,600
		825,900
Pharmaceuticals – 0.1%
Bristol-Myers Squibb Co. 6.125% 5/01/38	45,000	47,503
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	34,000	37,873
PTS Acquisition Corp. 9.500% 4/15/15	350,000	133,000
		218,376
Pipelines – 0.3%
Atlas Pipeline Partners LP 8.125% 12/15/15	160,000	108,800
Copano Energy LLC (b) 7.750% 6/01/18	60,000	45,900
Enterprise Products Operating LLC 6.500% 1/31/19	107,000	99,287
Enterprise Products Operating LP VRN 8.375% 8/01/66	635,000	400,050
Kinder Morgan Energy Partners LP 7.300% 8/15/33	140,000	137,644
		791,681
Real Estate Investment Trusts (REITS) – 0.1%
iStar Financial, Inc. FRN 2.471% 3/16/09	115,000	103,500
Simon Property Group LP 5.300% 5/30/13	153,000	126,402
Sovereign Real Estate Investment Corp. (b) 12.000% 8/29/49	75,000	52,500
		282,402
Regional (State & Province) – 0.2%
Johor Corp. MYR (d) 1.000% 7/31/12	1,870,000	487,263

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Retail – 0.5%
Albertsons LLC 8.000% 5/01/31	$415,000	$319,550
Claires Stores, Inc. 10.500% 6/01/17	885,000	163,725
GSC Holdings Corp. 8.000% 10/01/12	155,000	153,450
Home Depot, Inc. 5.875% 12/16/36	214,000	160,131
McDonald's Corp. 5.000% 2/01/19	45,000	46,281
Target Corp. 6.000% 1/15/18	230,000	227,786
Wal-Mart Stores, Inc. 5.800% 2/15/18	206,000	225,162
Wal-Mart Stores, Inc. 6.200% 4/15/38	85,000	91,896
		1,387,981
Savings & Loans – 4.1%
Aiolos Ltd. FRN EUR (b) (d) 7.547% 4/18/09	250,000	317,226
AKIBARE Ltd. FRN (b) 5.103% 5/22/12	250,000	237,325
Allstate Life Global Funding Trusts 5.375% 4/30/13	62,000	62,544
Autopistas del Nordeste Cayman Ltd. (b) 9.390% 1/15/26	550,706	236,804
BA Covered Bond Issuer EUR (d) 4.250% 4/05/17	165,000	194,261
C10 Capital SPV Ltd. VRN (b) 6.722% 12/31/49	460,000	192,814
Calabash Re Ltd. FRN (b) 10.653% 6/01/09	250,000	249,050
CAT-Mex Ltd. FRN (b) 4.585% 5/18/09	250,000	246,950
CCM Merger, Inc. (b) 8.000% 8/01/13	155,000	65,100
Cloverie PLC FRN 5.775% 12/20/10	200,000	133,360
Coriolanus Ltd. Series E VRN (b) 1.000% 9/10/10	400,000	10,000
Coriolanus Ltd. (b) 7.250% 3/25/09	440,000	434,022
Credit & Repackaged Securities Ltd. (b) 0.010% 2/08/37	4,000,000	72,720
Dali Capital PLC for Bank of Moscow RUB (d) 7.250% 11/25/09	5,400,000	152,542
Dali Capital SA for JSC Rosbank RUB (d) 8.000% 9/30/09	5,200,000	119,987
Eirles Two Ltd. FRN (b) 7.379% 4/30/12	700,000	245,000
Emblem Finance Co. Ltd. FRN (b) 5.578% 6/20/10	340,000	357,238
Eurus Ltd. FRN (b) 7.434% 4/08/09	250,000	247,975
Fhu-Jin Ltd. FRN (b) 7.093% 8/10/11	250,000	237,775
Fusion 2007 Ltd. FRN (b) 8.239% 5/19/09	400,000	395,120
Goldman Sachs Group, Inc. 6.345% 2/15/34	450,000	303,065
Hallertau SPC (b) 1.000% 8/02/10	1,575,744	137,033
Hallertau SPC 2007-01 FRN (b) 3.914% 12/20/17	2,390,000	1,643,125
IIRSA Norte Finance Ltd. (b) 8.750% 5/30/24	817,295	588,452
ISA Capital do Brasil SA (b) 8.800% 1/30/17	200,000	183,000
Lakeside Re Ltd. FRN (b) 7.959% 12/31/09	500,000	496,600
LatAm Cayman Trust 2006 (b) 10.000% 11/17/16	105,694	104,690
MedQuake Ltd. FRN (b) 7.249% 5/31/10	250,000	243,125
Midori Ltd. FRN (b) 3.844% 10/24/12	250,000	238,475
Muteki Ltd. (b) 6.549% 5/24/11	350,000	329,070
Nelson Re Ltd. FRN (b) 17.458% 6/21/10	450,000	425,250
Osiris Capital PLC Series D FRN (b) 6.094% 1/15/10	250,000	244,000
Petroleum Export Ltd./Cayman SPV Series A3 (b) 5.265% 6/15/11	674,135	567,096
Rainbow National Services LLC (b) 8.750% 9/01/12	170,000	169,575
Salisbury International Investments Ltd. FRN (b) 5.293% 7/22/11	200,000	92,900
Tiers Trust/United States STEP 0.000% 6/15/17	525,000	312,501
TransCapitalInvest Ltd. for OJSC AK Transneft (Acquired 1/08/09, Cost $117,327) (b) (e) 5.670% 3/05/14	170,000	127,466
Vanguard Health Holding Co. I LLC STEP 0.000% 10/01/15	270,000	228,150
Vega Capital Ltd. (b) 0.000% 6/24/11	451,000	462,365
Willow Re. Ltd. FRN (b) 8.545% 6/16/10	490,000	254,800
		11,358,551
Software – 0.1%
Oracle Corp. 5.750% 4/15/18	185,000	192,485
Telecommunications – 1.8%
America Movil SAB de CV MXN (d) 8.460% 12/18/36	9,100,000	449,829
American Tower Corp. 7.500% 5/01/12	140,000	141,050
AT&T, Inc. 6.700% 11/15/13	303,000	327,143
BellSouth Corp. 5.200% 12/15/16	124,000	122,857
Cellco Partnership (b) 8.500% 11/15/18	165,000	189,306
Citizens Communications Co. 6.250% 1/15/13	420,000	394,800
Fairpoint Communications, Inc. (b) 13.125% 4/01/18	415,000	232,400
Intelsat Subsidiary Holding Co. Ltd. (b) 8.875% 1/15/15	5,000	4,425
New Cingular Wireless Services, Inc. 8.125% 5/01/12	146,000	159,107

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nextel Communications, Inc. Series D 7.375% 8/01/15	$480,000	$225,600
Qwest Corp. 8.875% 3/15/12	345,000	343,275
Sprint Capital Corp. 8.750% 3/15/32	1,006,000	621,205
Telefonica del Peru SAA PEN (b) (d) 8.000% 4/11/16	828,300	239,936
Verizon Communications, Inc. 6.900% 4/15/38	115,000	120,534
Verizon Communications, Inc. 8.950% 3/01/39	295,000	363,360
VIP Finance Ireland Ltd. for OJSC Vimpel Communications (b) 9.125% 4/30/18	730,000	459,900
Virgin Media Finance PLC 8.750% 4/15/14	160,000	136,000
Virgin Media Finance PLC 9.125% 8/15/16	170,000	142,800
Windstream Corp. 8.125% 8/01/13	190,000	187,150
Windstream Corp. 8.625% 8/01/16	160,000	157,600
		5,018,277
Transportation – 0.5%
Burlington Northern Santa Fe Corp. 5.750% 3/15/18	28,000	27,531
CSX Corp. 6.250% 4/01/15	115,000	110,345
Panama Canal Railway Co. (b) 7.000% 11/01/26	410,000	289,201
TGI International Ltd. (b) 9.500% 10/03/17	770,000	733,425
Union Pacific Corp. 7.875% 1/15/19	115,000	127,424
United Parcel Service, Inc. 5.500% 1/15/18	99,000	103,331
		1,391,257
TOTAL CORPORATE DEBT (Cost $99,099,728)		75,599,157
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.9%
Automobile ABS – 0.7%
Americredit Prime Automobile Receivable, Series 2007-1, Class D 5.620% 1/08/12	141,000	64,706
Capital Auto Receivables Asset Trust, Series 2007-1, Class B 5.150% 9/17/12	28,000	19,591
Capital One Auto Finance Trust, Series 2006-C, Class A4 FRN 0.363% 5/15/13	141,000	93,941
Capital One Prime Auto Receivables Trust, Series 2005-1, Class A4 FRN 0.353% 4/15/11	613,070	601,479
Harley-Davidson Motorcycle Trust, Series 2007-3, Class A3 FRN 0.683% 6/15/12	710,000	688,811
Hyundai Auto Receivables Trust, Series 2008-A, Class A2 4.160% 5/16/11	250,000	239,844
Taganka Car Loan Finance PLC, Series 2006-1A, Class C FRN (b) 3.643% 11/14/13	58,199	48,305
		1,756,677
Commercial MBS – 3.6%
Banc of America Commercial Mortgage, Inc., Series 2007-1, Class AMFX VRN 5.482% 1/15/49	410,000	163,587
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM VRN 5.812% 2/10/51	710,000	283,813
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.158% 12/10/17	380,000	257,683
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM VRN 6.201% 1/10/18	360,000	145,984
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AJ VRN 6.201% 1/10/18	100,000	26,443
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4 5.540% 9/11/41	600,000	439,290
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4 VRN 5.700% 12/10/49	640,000	388,527
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4 VRN 6.096% 12/10/49	400,000	248,283
Citigroup Commercial Mortgage Trust, Series 2007-C6 Class A2 VRN 5.700% 8/10/12	120,000	88,891
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B 5.205% 12/11/49	1,050,000	798,875
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class AMFX VRN 5.366% 12/11/49	620,000	245,072
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class AJ VRN 5.398% 12/11/49	290,000	73,886

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.816% 12/10/49	$540,000	$329,533
Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4 VRN 5.723% 6/15/39	250,000	136,612
GE Capital Commercial Mortgage Corp., Series 2004-C3, Class A2 4.433% 7/10/39	415,000	411,425
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4 5.736% 12/10/49	775,000	464,053
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4 5.560% 11/10/39	290,000	194,755
JP Morgan Chase Commercial Mortgage Finance Corp., Series 2000-C9, Class A2 7.770% 10/15/32	536,186	539,030
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A2S 5.305% 5/15/49	380,000	287,061
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3 5.420% 1/15/49	240,000	142,605
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4 5.440% 6/12/47	580,000	342,520
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AM VRN 5.466% 6/12/47	690,000	275,035
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AJ VRN 5.502% 6/12/47	70,000	18,038
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2 VRN 5.804% 6/15/49	630,000	472,181
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A2 5.827% 2/15/51	220,000	163,556
JP Morgan Chase Commercial Mortgage, Series 2008-C2, Class A4 6.068% 2/12/51	910,000	553,552
JP Morgan Chase Commercial Mortgage, Series 2008-C2, Class AJ 6.579% 2/12/51	540,000	226,527
JP Morgan Chase Commercial Mortgage, Series 2008-C2, Class AM 6.579% 2/12/51	350,000	96,305
LB-UBS Commercial Conduit Mortgage Trust, Series 1999-C2, Class C 7.470% 10/15/32	314,000	315,611
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class AM VRN 6.149% 4/15/41	290,000	115,666
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM VRN 6.166% 9/15/45	1,080,000	440,593
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2 VRN 7.950% 5/15/25	356,443	361,950
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AJ VRN 5.657% 5/12/39	120,000	43,020
Morgan Stanley Capital I, Series 2007-IQ16, Class A4 5.809% 12/12/49	190,000	114,003
Nomura Asset Securities Corp., Series 1998-D6, Class A1B 6.590% 3/15/30	16,568	16,578
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A2 6.360% 3/12/34	373,000	358,263
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A2 5.275% 11/15/48	54,000	44,104
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 VRN 5.902% 2/15/51	320,000	175,652
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class AJ VRN 5.952% 5/15/46	270,000	70,607
		9,869,169
Home Equity ABS – 0.3%
Argent Securities, Inc., Series 2006-M3, Class A2B FRN 0.489% 10/25/36	100,000	36,750

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Argent Securities, Inc., Series 2004-W8, Class A2 FRN 0.869% 5/25/34	$165,153	$67,403
Centex Home Equity, Series 2006-A, Class AV2 FRN 0.489% 6/25/36	65,334	56,151
Countrywide Home Equity Loan Trust, Series 2006-H, Class 2A1A 0.483% 11/15/36	12,920	2,332
Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A FRN 0.563% 12/15/35	28,828	8,506
HFC Home Equity Loan Asset Backed Certificates, Series 2006-4, Class A2V FRN 0.469% 3/20/36	50,000	40,586
HFC Home Equity Loan Asset Backed Certificates, Series 2005-3, Class A1 FRN 0.619% 1/20/35	57,315	37,720
Home Equity Mortgage Trust, Series 2005-1, Class M6 STEP 5.363% 6/25/35	112,000	33,970
Home Equity Mortgage Trust, Series 2006-5, Class A1 STEP 5.500% 1/25/37	47,123	10,505
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3 FRN 0.489% 8/25/36	180,000	124,077
Option One Mortgage Loan Trust, Series 2006-2, Class 2A2 FRN 0.489% 7/25/36	167,887	136,359
Residential Asset Securities Corp., Series 2006-KS7, Class A2 FRN 0.489% 9/25/36	115,652	99,142
Terwin Mortgage Trust, Series 2006-4SL, Class A1 VRN (b) 4.500% 2/25/37	23,039	5,768
Wells Fargo Home Equity Trust, Series 2006-2, Class A2 FRN 0.489% 7/25/36	90,186	80,883
		740,152
Manufactured Housing ABS – 0.0%
Green Tree Financial Corp., Series 1997-5, Class M1 VRN 6.950% 5/15/29	186,000	109,731
Student Loans ABS – 1.2%
Argent Securities, Inc., Series 2006-W5, Class A2B FRN 0.489% 6/25/36	60,755	50,587
Goldman Sachs Asset Management CBO Ltd., Series 1A, Class D (b) (c) 12.540% 6/13/11	252,970	-
Hallertau SPC, Series 2008-2A (b) 4.684% 9/17/13	2,000,000	2,023,400
ICE EM CLO, Series 2007-1A, Class B FRN (b) 4.795% 8/15/22	960,000	480,000
ICE EM CLO, Series 2007-1A, Class C FRN (b) 6.095% 8/15/22	800,000	200,000
ICE EM CLO, Series 2007-1A, Class D FRN (b) 8.095% 8/15/22	800,000	160,000
Lehman XS Trust, Series 2005-4, Class 2A1B STEP 5.170% 10/25/35	25,753	24,373
Lehman XS Trust, Series 2005-2, Class 2A1B STEP 5.180% 8/25/35	18,974	18,488
Lehman XS Trust, Series 2005-4, Class 2A1B STEP 5.550% 1/25/36	59,218	54,311
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR2, Class A2 FRN 0.619% 2/25/37	82,362	51,216
SLM Student Loan Trust, Series 2005-B, Class B FRN 2.396% 6/15/39	263,000	100,433
SSB RV Trust, Series 2001-1, Class B 6.640% 4/15/18	93,000	93,000
Start CLO Ltd., Series 2006-3A, Class F FRN (b) 19.193% 6/07/11	120,000	78,000
		3,333,808
WL Collateral CMO – 11.1%
Bank of America Mortgage Securities, Series 2003-E, Class 2A2 FRN 4.710% 6/25/33	332,271	271,932
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-2, Class 12A2 VRN 4.404% 5/25/34	579,406	415,779
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 2A1 VRN 5.779% 10/25/36	172,972	99,854
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 23A1 FRN 5.028% 11/25/34	391,539	307,258
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-2, Class 2A2 FRN 0.949% 2/25/33	44,791	17,615
Chase Mortgage Finance Corp., Series 2007-A1, Class 9A1 FRN 4.568% 2/25/37	447,117	354,653

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Chase Mortgage Finance Corp., Series 2006-S3, Class 1A2 6.000% 11/25/36	$450,000	$252,870
Chaseflex Trust, Series 2006-2, Class A1B FRN 0.489% 9/25/46	18,784	17,741
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3, Class A2 FRN 0.489% 10/25/36	61,476	45,143
Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A3 VRN 4.951% 5/25/35	453,987	326,543
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 3A2 FRN 5.500% 3/25/36	475,233	140,253
Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1, Class A2B STEP 5.536% 3/25/36	2,112	2,094
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1AB 5.591% 3/25/36	428,866	122,721
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR5, Class 1A3A FRN 5.893% 7/25/36	373,456	219,699
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A4 VRN 5.198% 5/25/35	864,188	540,955
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1A2 VRN 5.521% 3/25/36	961,702	624,550
Citimortgage Alternative Loan Trust, Series 2006-A5, Class IA-13 FRN 0.839% 10/25/36	303,143	123,136
Citimortgage Alternative Loan Trust, Series 2007-A2, Class 1A5 6.000% 2/25/37	581,820	454,940
Citimortgage Alternative Loan Trust, Series 2006-A5, Class 2A1 5.500% 10/25/21	338,925	224,498
Countrywide Alternative Loan Trust, Series 2007-8CB, Class A1 5.500% 5/25/37	742,361	555,269
Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A10 6.000% 2/25/37	1,674,347	820,618
Countrywide Asset-Backed Certificates, Series 2006-8, Class 2A1 FRN 0.419% 1/25/46	12,076	11,993
Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A2 FRN 0.509% 6/25/37	130,000	82,229
Countrywide Asset-Backed Certificates, Series 2005-17, Class 1AF2 VRN 5.363% 5/25/36	45,885	44,740
Countrywide Asset-Backed Certificates, Series 2005-16, Class 2AF2 VRN 5.382% 2/25/30	230,000	222,845
Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-46, Class 1A2 FRN 5.151% 1/19/34	508,108	375,872
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-J4, Class A7 VRN 5.471% 1/25/36	152,704	39,703
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-17, Class 1A8 5.500% 9/25/35	430,000	268,941
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-J4, Class A7 5.500% 11/25/35	386,047	278,210
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-J4, Class A7 5.500% 11/25/35	250,000	237,232
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY3, Class 1A1 FRN 5.617% 6/25/47	339,257	221,561
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY1, Class 1A1 VRN 5.680% 4/25/37	156,626	97,753
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY5, Class 1A2 VRN 5.930% 9/25/37	468,399	145,204
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY5, Class 2A2 FRN 6.001% 9/25/37	116,643	36,159
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY5, Class 3A2 FRN 6.201% 9/25/37	301,762	93,546
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY4, Class 2A2 FRN 6.232% 11/25/37	97,439	19,488

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-27, Class 2A1 5.500% 12/25/35	$352,236	$253,844
Countrywide Home Loans, Series 2007-HY4, Class 1A2 VRN 6.086% 9/25/47	428,602	85,720
Countrywide Home Loans, Series 2007-HY4, Class 3A2 VRN 6.388% 11/25/37	100,862	20,172
Countrywide Home Loans, Inc., Series 2005-HYB8, Class 4A1 5.562% 12/20/35	22,855	13,553
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2007-RS1, Class A2 FRN (b) 0.971% 1/27/37	176,523	49,812
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB2, Class A7 VRN 5.961% 6/25/36	36,607	34,343
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB4, Class A1A VRN 6.005% 10/25/36	251,802	196,921
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB3, Class A7 VRN 6.360% 7/25/36	12,973	12,960
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF10, Class A3 FRN 0.479% 7/25/36	120,000	96,002
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF9, Class 2A2 FRN 0.499% 6/25/36	60,000	46,776
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FFA, Class A3 FRN 0.509% 9/25/26	108,044	24,364
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF10, Class A3 FRN 0.599% 11/25/35	7,897	7,826
First Horizon Alternative Mortgage Securities, Series 2007-FA2, Class 1A1 5.500% 4/25/37	166,441	155,879
First Horizon Asset Securities, Inc., Series 2007-AR3, Class 1A1 FRN 6.132% 11/25/37	553,982	390,223
GSR Mortgage Loan Trust, Series 2004-5, Class 2A1 4.506% 5/25/34	4,121	3,039
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A1 FRN 4.560% 9/25/35	527,595	399,007
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A4 FRN 4.586% 3/25/35	52,987	40,544
GSR Mortgage Loan Trust, Series 2007-AR1, Class 4A1 VRN 5.826% 3/25/37	420,039	248,353
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1 VRN 5.999% 3/25/37	1,585,312	932,487
Indymac Index Mortgage Loan Trust, Series 2005-AR31, Class 2A2 VRN 5.315% 1/25/36	63,205	18,352
JP Morgan Mortgage Trust, Series 2007-A1, Class 7A1 FRN 5.298% 7/25/35	659,514	530,145
JP Morgan Mortgage Trust, Series 2006-A2, Class 3A4 VRN 5.678% 4/25/36	307,946	81,267
JP Morgan Mortgage Trust, Series 2006-A7, Class 2A2 VRN 5.793% 1/25/37	134,516	90,001
JP Morgan Mortgage Trust, Series 2007-A3, Class 3A3 VRN 6.009% 5/25/37	196,774	86,876
JP Morgan Mortgage Trust, Series 2005-S2, Class 3A1 VRN 6.719% 2/25/32	190,958	143,278
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1 5.036% 4/25/36	323,935	227,369
MASTR Alternative Loans Trust, Series 2004-6, Class 10A1 6.000% 7/25/34	124,951	80,828
MASTR Asset Securitization Trust, Series 2006-3, Class 2A1 FRN 0.839% 10/25/36	797,745	502,546
Merrill Lynch Mortgage Investors, Inc., Series 2005-A2, Class A2 VRN 4.487% 2/25/35	145,837	119,631
Merrill Lynch Mortgage Investors, Inc., Series 2005-A9, Class 4A1 VRN 5.492% 4/25/35	350,751	243,309
MLCC Mortgage Investors, Inc., Series 2007-3, Class 1A1 FRN 5.801% 9/25/37	296,446	258,645

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MLCC Mortgage Investors, Inc., Series 2006-3, Class 2A1 VRN 6.076% 10/25/36	$631,763	$526,951
Popular ABS Mortgage Pass-Through Trust, Series 2005-6, Class AF3 VRN 5.680% 1/25/36	67,400	58,080
Residential Accredit Loans, Inc., Series 2005-QA4, Class A32 VRN 5.376% 4/25/35	17,604	7,531
Residential Accredit Loans, Inc., Series 2003-QS1, Class A2 5.750% 1/25/33	56,242	43,327
Residential Accredit Loans, Inc., Series 2007-QS6, Class A28 5.750% 4/25/37	218,453	102,419
Residential Accredit Loans, Inc., Series 2007-QS6, Class A28 5.750% 4/25/37	233,519	101,282
Residential Accredit Loans, Inc., Series 2006-QS5, Class 2A2 6.000% 5/25/36	35,395	35,321
Residential Accredit Loans, Inc., Series 2006-QS13, Class 1A5 6.000% 9/25/36	535,893	338,371
Residential Accredit Loans, Inc., Series 2006-QS13, Class 1A5 6.000% 9/25/36	77,338	77,390
Residential Asset Mortgage Products, Inc., Series 2006-RS4, Class A1 FRN 0.551% 7/25/36	43	43
Residential Asset Securitization Trust, Series 2005-A14, Class A1 5.500% 12/25/35	390,000	168,861
Residential Asset Securitization Trust, Series 2005-A6CB, Class A7 6.000% 6/25/35	667,518	424,317
Residential Asset Securitization Trust, Series 2006-A9CB, Class A5 6.000% 7/25/36	144,308	91,075
Residential Asset Securitization Trust, Series 2006-A12, Class A1 6.250% 11/25/36	123,486	63,606
Residential Funding Mortgage, Series 2007-SA3, Class 2A2 VRN 5.764% 7/27/37	351,262	91,655
Structured Asset Mortgage Investments, Inc., Series 2002-AR3, Class A2 FRN 1.084% 9/19/32	70,797	20,269
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 1A1 FRN 5.660% 6/25/37	398,207	288,211
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-1, Class 2A1 5.827% 2/25/37	983,218	635,114
Wachovia Mortgage Loan Trust LLC, Series 2007-A, Class 1A1 VRN 5.981% 3/20/27	435,308	292,865
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA3, Class 5A FRN 4.375% 4/25/47	115,872	38,238
Washington Mutual Mortgage Pass Through Certificates, Series 2006-AR15, Class 1A FRN 3.096% 11/25/46	164,673	56,335
Washington Mutual Mortgage Pass Through Certificates, Series 2005-AR12, Class 1A8 VRN 4.834% 10/25/35	415,576	307,231
Washington Mutual Mortgage Pass Through Certificates, Series 2007-HY3, Class 4A1 VRN 5.347% 3/25/37	1,367,406	952,765
Washington Mutual Mortgage Pass Through Certificates, Series 2007-HY1, Class 4A1 VRN 5.449% 2/25/37	2,108,300	1,189,344
Washington Mutual Mortgage Pass Through Certificates, Series 2007-HY4, Class 4A1 VRN 5.506% 4/25/37	1,181,491	756,442
Washington Mutual Mortgage Pass Through Certificates, Series 2007-HY4, Class 5A1 VRN 5.548% 11/25/36	92,618	62,227
Washington Mutual Mortgage Pass Through Certificates, Series 2007-HY2, Class 1A2 5.606% 12/25/36	160,488	42,241
Washington Mutual Mortgage Pass Through Certificates, Series 2007-HY2, Class 1A1 VRN 5.606% 12/25/36	1,423,820	787,714

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Washington Mutual Mortgage Pass Through Certificates, Series 2006-AR14, Class 1A7 VRN 5.631% 11/25/36	$99,546	$29,475
Washington Mutual Mortgage Pass Through Certificates, Series 2007-HY5, Class 2A3 FRN 5.647% 6/25/37	99,280	62,034
Washington Mutual Mortgage Pass Through Certificates, Series 2007-HY3, Class 2A2 5.667% 3/25/37	413,953	116,789
Washington Mutual Mortgage Pass Through Certificates, Series 2007-HY1, Class 1A2 5.706% 2/25/37	498,170	128,445
Washington Mutual Mortgage Pass Through Certificates, Series 2006-AR14, Class 2A4 FRN 5.752% 11/25/36	34,682	9,588
Washington Mutual Mortgage Pass Through Certificates, Series 2007-HY1, Class 5A1 VRN 5.762% 2/25/37	1,231,654	696,456
Washington Mutual Mortgage Pass Through Certificates, Series 2007-HY7, Class 2A1 VRN 5.859% 7/25/37	341,819	189,348
Washington Mutual Mortgage Pass Through Certificates, Series 2007-HY1, Class 2A4 FRN 5.863% 2/25/37	70,246	18,263
Washington Mutual Mortgage Pass Through Certificates, Series 2006-AR8, Class 1A4 VRN 5.871% 8/25/46	859,453	513,215
Washington Mutual Mortgage Pass Through Certificates, Series 2006-AR10, Class 1A2 5.929% 9/25/36	490,254	369,762
Washington Mutual, Inc., Series 2003-AR9, Class 2A FRN 4.491% 9/25/33	211,277	151,241
Washington Mutual, Inc., Series 2005-AR14, Class 1A1 VRN 5.048% 12/25/35	455,059	368,313
Wells Fargo Mortgage Backed Securities, Series 2006-AR10, Class 3A2 4.818% 7/25/36	102,701	28,448
Wells Fargo Mortgage Backed Securities, Series 2006-AR10, Class 4A2 5.557% 7/25/36	366,951	101,196
Wells Fargo Mortgage Backed Securities, Series 2006-AR10, Class 2A2 5.628% 7/25/36	251,831	70,019
Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 3A1 FRN 4.388% 12/25/34	252,216	209,334
Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 3A2 FRN 4.388% 12/25/34	610,835	513,639
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR1, Class 1A1 FRN 4.542% 2/25/35	645,565	467,251
Wells Fargo Mortgage Backed Securities Trust, Series 2004-W, Class B2 FRN 4.543% 11/25/34	136,295	82,617
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class IIA1 VRN 4.876% 10/25/35	280,810	222,928
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A5 FRN 5.093% 3/25/36	177,490	127,400
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 1A3 VRN 5.205% 4/25/36	371,819	193,329
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A1 VRN 5.240% 4/25/36	295,175	203,606
Wells Fargo Mortgage Backed Securities Trust, Series 2004-U, Class A1 VRN 5.245% 10/25/34	120,347	89,986
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1 FRN 5.545% 4/25/36	1,097,467	662,233
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A3 FRN 5.594% 7/25/36	186,685	118,873
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A6 FRN 5.594% 7/25/36	1,880,916	1,144,154

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 2A1 FRN 5.628% 7/25/36	$312,882	$198,887
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13, Class A2 FRN 5.750% 9/25/36	1,357,538	941,542
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13, Class A4 FRN 5.750% 9/25/36	1,260,000	681,764
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12, Class IIA1 VRN 6.099% 9/25/36	745,885	551,871
		30,328,900
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $68,680,487)		46,138,437
SOVEREIGN DEBT OBLIGATIONS — 23.5%
Arab Republic of Egypt EGP (b) (d) 8.750% 7/18/12	1,480,000	228,633
Arab Republic of Egypt (b) 8.750% 7/18/12	1,325,000	198,945
Argentina Bonos 7.000% 9/12/13	905,000	362,000
Argentine Republic VRN 2.280% 12/15/35	1,120,000	30,800
Banco Nacional de Desenvolvimento Economico e Social VRN (b) 6.369% 6/16/18	570,000	518,700
Bolivarian Republic Venezuela Bonds Reg. S (b) (g) 9.000% 5/07/23	405,000	186,356
Brazil Notas do Tesouro Nacional Serie F BRL (d) 10.000% 1/01/14	4,300,000	1,684,509
Brazilian Government International Bond 5.875% 1/15/19	280,000	268,800
Bulgaria Government International Bond (b) 8.250% 1/15/15	250,000	255,898
Bundesrepublik Deutschland EUR (d) 5.500% 1/04/31	355,000	538,363
Canadian Government Bond CAD (d) 3.500% 6/01/13	190,000	162,679
Canadian Government Bond CAD (d) 3.750% 6/01/10	140,000	117,017
Canadian Government Bond CAD (d) 4.250% 6/01/18	85,000	75,514
Canadian Government Bond CAD (d) 5.000% 6/01/37	200,000	196,603
Colombia Government International Bond 7.375% 3/18/19	170,000	168,300
Colombia Government International Bond 7.375% 9/18/37	541,000	490,149
Denmark Government Bond DKK (d) 5.000% 11/15/13	1,140,000	211,082
France Government Bond OAT EUR (d) 4.000% 10/25/38	825,000	1,021,824
French Republic EUR (d) 4.500% 7/12/12	345,000	471,748
French Treasury Note EUR (d) 3.750% 1/12/13	870,000	1,161,300
Hellenic Republic EUR (d) 4.600% 5/20/13	385,000	484,358
Hungary Government Bond HUF (d) 5.500% 2/12/14	41,700,000	148,773
Hungary Government Bond HUF (d) 6.000% 10/24/12	160,000,000	598,147
Italian Republic FRN EUR (d) 2.200% 7/01/09	510,000	654,997
Japan Government JPY (d) 1.500% 6/20/13	340,000,000	3,919,622
Japan Government JPY (d) 2.100% 3/20/25	38,000,000	441,872
Japan Government Ten Year Bond JPY (d) 1.700% 9/20/16	155,000,000	1,821,076
Japan Government Ten Year Bond JPY (d) 2.000% 3/20/16	55,000,000	659,175
Japan Government Twenty Year Bond JPY (d) 1.000% 3/20/23	92,000,000	929,254
Japan Government Twenty Year Bond JPY (d) 2.000% 12/20/24	69,000,000	786,083
Japan Government Two Year Bond JPY (d) 0.900% 6/15/10	296,000,000	3,318,346
Kingdom of Belgium EUR (d) 5.000% 3/28/35	165,000	223,120
Kingdom of the Netherlands EUR (d) 5.000% 7/15/11	255,000	349,542
Mexico Cetes MXN (d) 4/02/09	28,700,000	1,979,366
Mexico Government International Bond 6.375% 1/16/13	265,000	276,865
New South Wales Treasury Corp. AUD (d) 5.500% 8/01/14	170,000	114,368
New South Wales Treasury Corp. AUD (d) 6.000% 5/01/12	115,000	77,897
Nigeria Treasury Bill NGN (d) 2/05/09	67,300,000	452,437
Nigeria Treasury Bill NGN (d) 4/09/09	18,600,000	125,042

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nigeria Treasury Bond NGN (d) 9.230% 5/25/12	$32,800,000	$208,707
Nigeria Treasury Bond NGN (d) 9.350% 8/31/17	69,400,000	401,704
Nigeria Treasury Bond NGN (d) 9.500% 2/23/12	32,800,000	216,094
Norway Government Bond NOK (d) 6.500% 5/15/13	760,000	126,087
Panama Government International Bond 8.875% 9/30/27	140,000	151,186
Peru Certif De Deposito PEN (d) 4/13/09	66,000	20,450
Poland Government PLN (d) 5.250% 4/25/13	860,000	248,062
Republic of Brazil 6.000% 1/17/17	775,000	764,203
Republic of Brazil 8.000% 1/15/18	825,000	886,119
Republic of Brazil 8.750% 2/04/25	170,000	196,425
Republic of Brazil 8.875% 10/14/19	250,000	292,382
Republic of Brazil BRL (d) 10.000% 1/01/12	2,984,000	1,240,212
Republic of Brazil BRL (d) 10.000% 1/01/17	5,299,000	1,983,441
Republic of Bulgaria (b) 8.250% 1/15/15	260,000	267,800
Republic of Colombia COP (d) 11.750% 3/01/10	111,000,000	47,177
Republic of Colombia COP (d) 12.000% 10/22/15	1,731,000,000	834,658
Republic of Germany EUR (d) 3.750% 7/04/13	1,935,000	2,614,702
Republic of Germany EUR (d) 4.000% 1/04/37	1,230,000	1,584,548
Republic of Indonesia (b) 6.750% 3/10/14	770,000	692,322
Republic of Indonesia (b) 6.875% 1/17/18	740,000	584,055
Republic of Indonesia (b) 7.250% 4/20/15	785,000	674,202
Republic of Indonesia (b) 8.500% 10/12/35	440,000	352,000
Republic of Panama 6.700% 1/26/36	740,000	663,781
Republic of Panama 7.250% 3/15/15	485,000	501,251
Republic of Panama 9.375% 4/01/29	500,000	557,188
Republic of Peru PEN (d) 7.840% 8/12/20	2,575,000	844,821
Republic of Peru PEN (d) 8.600% 8/12/17	3,409,000	1,176,599
Republic of Peru PEN (d) 9.910% 5/05/15	2,618,000	950,393
Republic of Peru PEN (d) 12.250% 8/10/11	5,290,000	1,884,746
Republic of Poland PLN (d) 5.750% 9/23/22	445,000	125,580
Republic of Turkey 6.750% 4/03/18	120,000	112,097
Republic of Turkey 7.000% 3/11/19	130,000	122,850
Republic of Turkey TRY (d) 16.000% 3/07/12	5,575,000	3,389,207
Republic of Uruguay 7.625% 3/21/36	380,000	310,690
Republic of Uruguay 8.000% 11/18/22	905,000	823,796
State of Israel ILS (d) 5.500% 2/28/17	2,700,000	735,465
State of Israel ILS (d) 7.500% 3/31/14	3,255,000	944,437
Sweden Government Bond SEK (d) 4.500% 8/12/15	2,195,000	289,946
Turkey Government Bond TRY (d) 7/10/09	2,110,000	1,177,241
Turkey Government Bond TRY (d) 1/13/10	2,710,000	1,451,799
Turkey Government Bond TRY (d) 6/23/10	750,000	374,378
Turkey Government Bond TRY (d) 10.000% 2/15/12	585,000	325,780
Turkey Government Bond TRY (d) 12.000% 8/14/13	150,000	86,359
Turkey Government Bond TRY (d) 14.000% 1/19/11	1,760,000	1,046,963
Turkey Government International Bond 7.000% 9/26/16	955,000	927,410
Turkey Government International Bond 7.250% 3/15/15	755,000	747,450
United Kingdom Gilt GBP (d) 4.750% 6/07/10	260,000	393,353
United Kingdom Gilt GBP (d) 4.750% 12/07/38	500,000	761,407
United Kingdom Gilt GBP (d) 5.000% 3/07/12	235,000	366,812
United Kingdom Gilt GBP (d) 5.000% 3/07/18	250,000	396,043
United Mexican States 5.625% 1/15/17	160,000	155,520
United Mexican States MXN (d) 8.000% 12/19/13	14,630,000	1,043,341
United Mexican States MXN (d) 10.000% 12/05/24	7,800,000	645,140
Uruguay Government International Bond UYU (d) 4.250% 4/05/27	7,600,000	212,391
Uruguay Government International Bond UYU (d) 5.000% 9/14/18	7,520,000	277,095
Venezuela Government International Bond 7.650% 4/21/25	760,000	311,600
Venezuela Government International Bond 10.750% 9/19/13	275,000	187,615
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $71,367,361)		64,416,640

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
STRUCTURED OBLIGATIONS — 3.5%
Central Bank of Nigeria 5.092% 1/05/10	$26,131	$24,394
Citigroup Funding, Inc. 0.000% 3/26/09	320,934	330,154
Citigroup Funding, Inc. 0.000% 10/25/18	112,500	121,730
Citigroup Funding, Inc. 1.000% 3/05/09	252,078	261,307
Citigroup Funding, Inc. 1.000% 5/11/09	191,873	175,076
Citigroup Funding, Inc. 1.000% 6/11/09	62,162	41,512
Citigroup Funding, Inc. 7.000% 2/26/15	83,592	70,407
Citigroup Funding, Inc. 7.000% 2/26/15	129,740	108,963
Citigroup Funding, Inc. 7.000% 2/26/15	229,759	189,161
Citigroup Funding, Inc. 7.726% 1/03/17	351,446	242,438
Citigroup Funding, Inc. 10.108% 4/02/10	534,233	308,632
Citigroup Funding, Inc. 12.000% 2/22/11	69,971	55,618
Citigroup Funding, Inc. Dominican Republic CLN 1.000% 2/23/09	283,186	267,792
Citigroup Funding, Inc. Dominican Republic CLN 14.241% 3/12/12	238,031	178,661
Citigroup Funding, Inc. Republic of Egypt CLN 0.000% 4/16/09	132,653	136,784
Citigroup Funding, Inc. Republic of Egypt CLN 0.010% 2/19/09	348,640	366,075
Citigroup Funding, Inc. Republic of Egypt CLN 1.000% 3/26/09	318,493	328,389
Citigroup Funding, Inc. Republic of Nigeria CLN 0.010% 3/01/11	538,614	493,898
Citigroup Funding, Inc. Republic of Zambia CLN 1.000% 2/25/09	107,414	85,326
Citigroup Funding, Inc. Republic of Zambia CLN 1.000% 3/04/09	107,414	85,017
Citigroup Funding, Inc. Sub-Saharan African Nations CLN 0.990% 4/29/09	660,000	571,725
Coriolanus Ltd. BRL (d) 0.000% 12/31/17	2,970,000	551,842
Credit & Repackaged Securities Ltd. 1.000% 3/29/17	3,500,000	511,455
Credit Suisse First Boston International for CJSC The EXIM of Ukraine 8.400% 2/09/16	480,000	86,400
Credit Suisse First Boston, Ukraine CLN UAH (b) (d) 11.940% 12/30/09	2,650,000	243,428
Credit Suisse Russian Federation TRS RUB (d) 8.590% 5/20/10	15,100,000	34,209
Deutsche Bank Reforma (Acquired 12/27/07, Cost $158,262) MXN (d) (e) 2.000% 10/03/15	1,720,000	119,992
Deutsche Bank Reforma (Acquired 5/21/08, Cost $15,833) MXN (d) (e) 11.250% 5/20/15	164,125	11,450
Deutsche Bank Reforma (Acquired 6/12/08, Cost $27,637) MXN (d) (e) 11.250% 5/20/15	287,142	20,032
Deutsche Bank Reforma (Acquired 6/12/08, Cost $33,110) MXN (d) (e) 11.250% 7/31/14	344,000	23,998
Deutsche Bank Reforma (Acquired 6/18/08, Cost $420,534) MXN (d) (e) 11.250% 5/20/15	4,329,397	302,032
Deutsche Bank Reforma (Acquired 7/08/08, Cost $30,518) MXN (d) (e) 11.250% 5/20/15	315,521	22,012
Deutsche Bank Reforma (Acquired 7/15/08, Cost $22,202) MXN (d) (e) 11.250% 7/22/15	229,232	15,992
Deutsche Opic Reforma 1 CLN (Acquired 7/08/08, Cost $2,665) MXN (d) (e) 10.500% 5/20/15	26,961	1,881
Deutsche Opic Reforma 1 CLN (Acquired 8/08/08, Cost $14,457) MXN (d) (e) 11.250% 5/20/15	146,399	10,213
Deutsche Opic Reforma 1 CLN (Acquired 8/12/08, Cost $56,386) MXN (d) (e) 2.000% 7/31/14	573,333	39,997
Eirles Two Ltd. FRN 5.130% 4/30/12	800,000	282,000
JP Morgan Chase Bank NA Republic of Colombia CLN 0.010% 10/31/16	718,896	325,580
JP Morgan Chase Bank NA Republic of Colombia CLN 0.010% 10/31/16	718,976	324,233
JP Morgan Chase Bank NA Republic of Indonesia IDR (b) (d) 12.800% 6/17/21	2,650,000,000	241,714
JP Morgan Securities Ltd., Republic of Brazil CLN 5.000% 5/15/45	290,000	206,996
Lehman Brothers Treasury Co. BRL (c) (d) 0.000% 4/10/11	1,388,679	191,418
MicroAccess Trust (c) 10.750% 5/15/12	1,133,333	1,005,380
Morgan Stanley PEN (d) 6.250% 3/23/17	716,000	139,322
Morgan Stanley Ukraine CLN 0.010% 10/15/17	1,000,000	250,000

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Republic of Ukraine CLN UAH (b) (d) 0.010% 12/30/09	$585,000	$53,738
Republic of Ukraine CLN UAH (b) (d) 0.010% 12/30/09	1,180,000	108,394
UBS AG, Ghana Government CLN 10.285% 12/28/11	170,755	87,010
TOTAL STRUCTURED OBLIGATIONS (Cost $14,725,530)		9,653,777
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 20.5%
Collateralized Mortgage Obligations – 6.1%
Federal Home Loan Mortgage Corp.
Series 2122, Class F 0.783% 2/15/29	170,510	165,804
Series 2551, Class LF 0.833% 1/15/33	303,887	298,244
Series 2401, Class FA 0.983% 7/15/29	305,231	299,508
Series 2344, Class FP 1.283% 8/15/31	95,536	93,864
Series 2412, Class GF 1.283% 2/15/32	207,473	204,537
Series 2410, Class PF 1.313% 2/15/32	279,665	275,499
Series 2464, Class FI 1.333% 2/15/32	58,512	57,803
Series 2470, Class LF 1.333% 2/15/32	58,191	57,486
Series 2517, Class GF 1.333% 2/15/32	66,236	65,434
Series 2471, Class FD 1.333% 3/15/32	109,139	107,916
Series 2451, Class FD 1.333% 3/15/32	70,740	69,680
Series 2736, Class DB 3.300% 11/15/26	309,585	309,796
Series 2727, Class UA 3.500% 10/15/22	16,456	16,417
Series 2641, Class CE 3.500% 9/15/25	63,109	63,231
Series 2777, Class PJ 4.000% 5/15/24	17,984	17,955
Series 2676, Class KY 5.000% 9/15/23	119,000	116,920
Series 2934, Class NA 5.000% 4/15/24	83,567	84,327
Series 2750, Class XG 5.000% 2/15/34	740,000	707,433
Series 2991, Class QG 5.000% 8/15/34	210,000	200,789
Series 2857, Class MG 5.000% 9/15/34	175,000	166,159
Series 2890, Class PE 5.000% 11/15/34	750,000	715,521
Series 2939, Class PE 5.000% 2/15/35	658,000	628,445
Series 2947, Class HE 5.000% 3/15/35	140,000	133,300
Series 3022, Class HU 5.000% 8/15/35	285,000	261,759
Series 3015, Class GM 5.000% 8/15/35	300,000	286,041
Series 3035, Class DM 5.500% 11/15/25	290,845	294,191
Series 3000, Class SE 5.817% 7/15/25	326,336	25,691
Series 3110, Class SL 5.817% 2/15/26	350,427	25,318
Series 3004, Class SB 5.817% 7/15/35	432,640	35,821
Series 2453, Class BD 6.000% 5/15/17	106,575	111,100
Series 2435, Class EQ 6.000% 5/15/31	146,725	149,205
Series 216, Class IO 6.000% 1/01/32	64,941	10,919
Series 216, Class IO 6.000% 12/15/32	98,131	11,669
Series 216, Class IO 6.000% 3/01/33	190,618	30,168
Series 2920, Class S 6.367% 1/15/35	234,473	20,892
Series 1628, Class LZ 6.500% 12/15/23	415,808	436,599
Series 2042, Class N 6.500% 3/15/28	75,117	76,128
Series 2043, Class ZP 6.500% 4/15/28	106,078	109,507
Series 2279, Class PK 6.500% 1/15/31	96,570	100,452
Series 2326, Class ZP 6.500% 6/15/31	44,718	46,280
Series 2368, Class PR 6.500% 10/15/31	149,657	155,375
Series 2427, Class ZM 6.500% 3/15/32	141,206	146,235
Series 2461, Class PZ 6.500% 6/15/32	249,763	256,414
Series 2802, Class AS 6.917% 4/15/33	181,616	13,123
Series 2035, Class PE 7.000% 3/15/28	103,990	12,871
Series 2049, Class PL 7.000% 4/15/28	637,084	79,281
Series 2819, Class S 7.267% 6/15/34	415,544	49,489
Series 1360, Class PZ 7.500% 9/15/22	208,115	207,797
Series 2177, Class SB 8.617% 8/15/29	541,424	64,824
Series 3094, Class HS 23.162% 6/15/34	74,727	91,026
Series 3025, Class SJ 23.529% 8/15/35	20,250	24,804
Federal National Mortgage Association
Series 324, Class 1 0.010% 7/01/32	42,557	36,922
Series 2001-T10, Class IO 0.453% 12/25/41	4,732,418	54,409
Series 2003-116, Class FA 0.789% 11/25/33	27,258	26,037
Series 2002-68, Class 20 0.834% 10/18/32	56,749	55,499
Series 2001-68, Class FD 0.889% 12/25/31	765,810	738,267
Series 2001-69, Class PF 1.389% 12/25/31	133,051	131,497
Series 2002-29, Class F 1.389% 4/25/32	62,202	61,018
Series 2002-64, Class FJ 1.389% 4/25/32	19,577	19,205
Series 2002-60, Class FH 1.389% 8/25/32	168,922	165,831
Series 2002-66, Class FG 1.389% 9/25/32	421,578	413,875
Series 2003-81, Class PU 4.000% 3/25/25	63,627	63,760
Series 2004-52, Class JR 4.500% 7/25/24	97,860	97,699

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2005-71, Class DB 4.500% 8/25/25	$190,000	$180,246
Series 2004-101, Class BG 5.000% 1/25/20	205,000	210,772
Series 2005-100, Class BQ 5.500% 11/25/20	110,000	106,756
Series 2003-17, Class EQ 5.500% 3/25/23	403,000	387,291
Series 2003-23, Class EQ 5.500% 4/25/23	331,000	317,296
Series 2006-29, Class PA 5.500% 8/25/26	502,942	508,688
Series 334, Class 5 5.500% 5/01/33	162,697	17,634
Series 339, Class 7 5.500% 7/01/33	553,609	59,842
Series 2055-87, Class SE 5.661% 10/25/35	1,379,437	99,528
Series 2005-85, Class SA 5.761% 10/25/35	1,783,209	155,912
Series 2001-44, Class QC 6.000% 9/25/16	230,558	239,066
Series 2002-9, Class PC 6.000% 3/25/17	103,894	108,124
Series 2001-70, Class LR 6.000% 9/25/30 (h)	718	716
Series 2001-80, Class Z 6.000% 1/25/32	140,516	144,276
Series 331, Class 5 6.000% 12/01/32	269,422	36,641
Series 334, Class IO 6.000% 2/01/33	260,912	35,510
Series 342, Class IO 6.000% 9/01/33	15,159	2,451
Series 344, Class 2 6.000% 11/01/33	327,850	53,124
Series 362, Class 12 6.000% 8/01/35	85,169	10,935
Series 2006-75, Class SA 6.081% 8/25/36	213,117	15,216
Series 2006-43, Class SJ 6.201% 6/25/36	1,664,613	113,779
Series 2005-40, Class SA 6.311% 5/25/35	697,408	65,539
Series 2005-87, Class SG 6.311% 10/25/35	1,019,967	86,681
Series 2005-105, Class SA 6.311% 12/25/35	1,270,329	105,232
Series 2006-119, Class MS 6.311% 12/25/36	103,051	9,739
Series 2005-71, Class SA 6.361% 8/25/25	205,759	18,105
Series 2005-40, Class SB 6.361% 5/25/35	179,911	16,488
Series 1999-54, Class LH 6.500% 11/25/29	141,964	147,703
Series 2001-51, Class OD 6.500% 10/25/31	132,658	138,217
Series 319, Class IO 6.500% 2/01/32	913,478	155,525
Series 321, Class IO 6.500% 3/01/32	253,100	40,377
Series 324, Class IO 6.500% 7/01/32	170,428	29,788
Series 2006-33, Class SP 6.811% 5/25/36	1,783,876	149,007
Series 2006-90, Class SX 6.841% 9/25/36	425,406	45,011
Series 2003-13, Class IO 7.000% 3/25/33	133,807	18,362
Series 2004-W9, Class 2A2 7.000% 2/25/44	58,886	60,966
Series 254, Class 2 7.500% 1/01/24	297,321	48,966
Series 2003-118, Class S 7.711% 12/25/33	298,351	32,878
Series 2002-89, Class S 7.811% 1/25/33	106,069	11,277
Series 2003-4, Class S 7.861% 2/25/33	86,026	8,757
Series 2003-33, Class SP 7.861% 5/25/33	169,419	19,375
Series 2003-130, Class CS 13.321% 12/25/33	181,589	191,214
Series 2006-46, Class SW 22.772% 6/25/36	129,723	158,078
Series 2006-50, Class KS 22.772% 6/25/36	113,931	130,377
Series 2006-11, Class PS 23.139% 3/25/36	99,107	123,956
Federal National Mortgage Association Interest Strip
Series 334, Class 3 5.500% 2/01/33	99,823	10,759
Series 333, Class 2 5.500% 3/01/33	565,153	76,561
Series 338, Class 2 5.500% 6/01/33	120,856	16,165
Series 339, Class 8 5.500% 7/01/33	56,425	6,113
Series 346, Class 2 5.500% 12/01/33	126,854	16,719
Series 351, Class 8 5.500% 4/01/34	135,850	14,092
Series 351, Class 10 5.500% 4/01/34	92,867	9,684
Series 351, Class 11 5.500% 11/01/34	44,131	4,663
Series 356, Class 12 5.500% 2/01/35	64,317	6,767
Series 356, Class 10 5.500% 6/01/35	122,420	12,905
Series 302, Class 2 6.000% 6/01/29	137,328	23,870
Series 328, Class 2 6.000% 11/01/32	756,701	129,061
Series 332, Class 2 6.000% 2/01/33	593,821	99,881
Federal National Mortgage Association Principal Strip, Series 322, Class 1 3/01/32	586,418	506,792
Government National Mortgage Association
Series 2006-47, Class SA 6.471% 8/16/36	185,917	18,008

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2001-62, Class KZ 6.500% 12/16/31	$370,575	$387,450
Series 2000-12, Class ZA 8.000% 2/16/30	777,550	851,345
		16,659,322
Pass-Through Securities – 14.4%
Federal Home Loan Mortgage Corp.
2.500% 1/07/14	1,510,000	1,507,211
3.625% 10/18/13	805,000	839,983
Pool #E01641 4.500% 5/01/19	673,242	686,549
Pool #A12885 5.000% 8/01/33	403,705	411,006
Pool #G02968 5.000% 12/01/34	61,002	62,067
Pool #C90852 6.000% 7/01/24	152,832	158,079
Pool #G0513 6.000% 3/01/33	96,775	100,453
Pool #G11451 6.500% 4/01/18	38,476	40,196
Pool #G12008 6.500% 4/01/21	158,260	165,332
Pool #C90524 6.500% 2/01/22	56,741	59,535
Pool #C90586 6.500% 9/01/22	56,174	59,033
Pool #C00835 6.500% 7/01/29	129,336	135,646
Pool #G01444 6.500% 8/01/32	120,834	126,617
Pool #G08066 6.500% 6/01/35	451,539	472,158
Pool #G04373 7.000% 1/12/23	47,799	50,263
Pool #A24158 7.000% 10/01/31	58,501	61,572
Pool #C63838 7.500% 2/01/32	26,779	28,231
Pool #C56142 8.500% 8/01/31	16,268	17,459
Federal National Mortgage Association
3.250% 4/09/13	120,000	124,501
3.875% 7/12/13	755,000	800,177
4.375% 9/13/10	90,000	94,179
4.625% 10/15/14	945,000	1,035,409
Pool #681347 5.000% 2/01/18	82,405	84,939
Pool #254684 5.000% 3/01/18	70,545	72,758
Pool #687999 5.000% 3/01/18	66,119	68,151
Pool #681366 5.000% 4/01/18	84,684	87,341
Pool #685487 5.000% 4/01/18	477,238	492,207
Pool #721340 5.000% 6/01/18	154,304	159,048
Pool #723910 5.000% 6/01/18	276,811	285,321
Pool #555594 5.000% 7/01/18	83,133	85,741
Pool #728715 5.000% 7/01/18	104,555	107,770
Pool #888654 5.000% 9/01/20	163,004	167,811
Pool #888856 5.294% 10/01/36	2,777,788	2,860,004
Pool #912410 5.500% 2/01/22	257,610	265,952
Pool #683901 5.500% 1/01/33	13,165	12,803
Pool #676661 5.500% 1/01/33	-	-
Pool #555590 5.500% 3/01/33	1,788	1,819
Pool #656563 5.500% 3/01/33	727	739
Pool #688178 5.500% 3/01/33	922	937
Pool #969757 5.500% 2/01/38	1,874,969	1,932,388
Pool #993055 5.500% 12/01/38	645,032	664,785
Pool #254342 6.000% 6/01/17	176,421	183,884
Pool #735067 6.000% 1/01/19	217,772	226,984
Pool #776902 6.000% 7/01/29	164,323	170,691
Pool #735013 6.000% 11/01/29	410,376	426,406
Pool #190342 6.000% 10/01/33	679,601	704,874
Pool #745943 6.000% 11/01/33	335,362	347,728
Pool #254308 6.500% 5/01/17	59,387	61,949
Pool #545686 6.500% 6/01/17	232,283	242,301
Pool #555816 6.500% 4/01/18	201,210	209,887
Pool #725922 6.500% 12/01/29	449,506	471,261
Pool #889752 6.500% 7/01/38	402,291	421,761
Pool #735507 7.000% 4/01/20	82,026	85,468
Pool #888139 7.000% 1/01/30	71,154	75,298
Pool #888138 7.000% 12/01/32	377,279	398,781
Pool #745409 7.000% 4/01/33	189,036	200,105
7.000% 2/01/36	442,911	468,430
Pool #313363 7.500% 2/01/27	26,535	28,125
Pool #745641 7.500% 9/01/32	85,873	91,018
Pool #745260 7.500% 1/01/33	207,166	219,580
Pool #555866 7.500% 3/01/33	336,548	356,715
Federal National Mortgage Association TBA
4.500% 6/01/19 (i)	2,165,000	2,194,092
5.000% 6/01/19 (i)	715,000	731,423
Pool #20086 5.000% 11/01/34 (i)	4,886,000	4,965,398
5.500% 12/01/19 (i)	350,000	360,719
5.500% 5/01/35 (i)	7,304,000	7,475,187
6.000% 6/01/19 (i)	943,000	981,015
6.000% 12/01/36 (i)	1,505,000	1,551,326
Pool #53662 6.500% 3/01/35 (i)	164,000	170,816
Government National Mortgage Association
Pool #780181 13.000% 10/15/15	52,225	58,668
Pool #780180 13.500% 6/15/15	71,782	80,687
Resolution Funding Corp. Principal Strip 0.010% 1/15/21	1,955,000	1,063,983
		39,410,730
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $55,414,884)		56,070,052
U.S. TREASURY OBLIGATIONS — 6.7%
U.S. Treasury Bonds & Notes – 6.7%
U.S. Treasury Inflation Index 0.625% 4/15/13	19,028,755	18,413,342
TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,295,540)		18,413,342
TOTAL BONDS & NOTES (Cost $326,583,530)		270,291,405

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

Number of Shares	Value
MUTUAL FUND – 9.3%
Diversified Financial – 9.3%
Oppenheimer Institutional Money Market Fund Class E (j)	12,120,949	$12,120,949
Oppenheimer Master Loan Fund LLC (a) (j)	177,664,975	13,261,388
TOTAL MUTUAL FUND (Cost $29,620,949)	25,382,337
TOTAL LONG-TERM INVESTMENTS (Cost $358,449,067)	295,914,999
TOTAL INVESTMENTS – 108.1% (Cost $358,449,067) (k)	295,914,999
Other Assets/ (Liabilities) — (8.1)%	(22,180,315)
NET ASSETS – 100.0%	$273,734,684

Notes to Portfolio of Investments

ABS	- Asset Backed Security
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CBO	- Collateralized Bond Obligation
CLN	- Credit Linked Note
CLO	- Collateralized Loan Obligation
CMO	- Collateralized Mortgage Obligation
COP	- Colombian Peso
DKK	- Danish Krone
EGP	- Egyptian Pound
EUR	- Euro
FRN	- Floating Rate Note
GBP	- British Pound
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- Israeli Shekel
JPY	- Japanese Yen
MBS	- Mortgage Backed Security
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NGN	- Nigerian Naira
NOK	- Norwegian Krone
PEN	- Peruvian New Sol
PHP	- Philippine Peso
PLN	- Polish Zloty
RUB	- Russian Ruble
SEK	- Swedish Krona
STEP	- Step Up Bond
TBA	- To Be Announced
TRY	- New Turkish Lira
UAH	- Ukrainian Hryvnia
UYU	- Uruguayan Peso
VRN	- Variable Rate Note
WL	- Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, these securities amounted to a value of $36,636,367 or 13.38% of net assets.
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)	Restricted security. (Note 2).
(f)	Security is currently in default.
(g)	Reg. S - Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions.
(h)	This security is held as collateral for open futures contracts. (Note 2).
(i)	A portion of this security is purchased on a forward commitment basis. (Note 2).
(j)	Affiliated issuer. (Note 4).
(k)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments

January 31, 2009 (Unaudited)

	Principal Amount	Value
BONDS & NOTES – 86.0%
CORPORATE DEBT — 86.0%
Aerospace & Defense – 4.9%
BE Aerospace, Inc. 8.500% 7/01/18	$1,350,000	$1,269,000
L-3 Communications Corp. 6.125% 7/15/13	2,080,000	1,955,200
TransDigm, Inc. 7.750% 7/15/14	2,100,000	1,890,000
Vought Aircraft Industries, Inc. 8.000% 7/15/11	1,805,000	1,101,050
		6,215,250
Auto Manufacturers – 0.4%
General Motors Corp. 7.125% 7/15/13	1,530,000	244,800
General Motors Corp. 8.375% 7/15/33	2,010,000	281,400
		526,200
Automotive & Parts – 2.0%
Johnson Controls, Inc. 5.500% 1/15/16	1,230,000	960,695
Tenneco, Inc. 8.125% 11/15/15	190,000	65,550
Titan International, Inc. 8.000% 1/15/12	1,440,000	1,209,600
United Components, Inc. 9.375% 6/15/13	1,155,000	358,050
		2,593,895
Building Materials – 1.1%
Interline Brands, Inc. 8.125% 6/15/14	1,685,000	1,348,000
Chemicals – 0.4%
Airgas, Inc. (a) 7.125% 10/01/18	580,000	533,600
Coal – 2.3%
Arch Western Finance LLC 6.750% 7/01/13	1,495,000	1,416,512
Peabody Energy Corp. 6.875% 3/15/13	1,490,000	1,452,750
		2,869,262
Commercial Services – 3.5%
Cenveo Corp. (a) 10.500% 8/15/16	1,730,000	1,079,088
Great Lakes Dredge & Dock Corp. 7.750% 12/15/13	1,505,000	1,266,081
Iron Mountain, Inc. 8.750% 7/15/18	1,355,000	1,299,106
Service Corp. International/US 7.000% 6/15/17	425,000	386,750
United Rentals North America, Inc. 7.750% 11/15/13	695,000	451,750
		4,482,775
Diversified Financial – 1.9%
Ford Motor Credit Co. LLC 7.000% 10/01/13	250,000	155,637
Ford Motor Credit Co. LLC 7.250% 10/25/11	425,000	302,598
Ford Motor Credit Co. LLC 7.375% 10/28/09	895,000	802,194
GMAC LLC (a) 6.625% 5/15/12	1,600,000	1,167,936
		2,428,365
Electric – 6.4%
The AES Corp. 8.000% 10/15/17	1,615,000	1,518,100
Edison Mission Energy 7.750% 6/15/16	2,065,000	1,982,400
Intergen NV (a) 9.000% 6/30/17	1,680,000	1,562,400
NRG Energy, Inc. 7.375% 2/01/16	1,285,000	1,223,962
Texas Competitive Electric Holdings Co. LLC (a) 10.250% 11/01/15	2,475,000	1,831,500
		8,118,362
Entertainment – 2.4%
OED Corp./Diamond Jo LLC 8.750% 4/15/12	690,000	496,800
Seneca Gaming Corp. 7.250% 5/01/12	1,585,000	1,268,000
Tunica-Biloxi Gaming Authority (a) 9.000% 11/15/15	1,665,000	1,265,400
		3,030,200
Environmental Controls – 2.5%
Allied Waste North America, Inc. 7.250% 3/15/15	2,195,000	2,129,150
Waste Services, Inc. 9.500% 4/15/14	1,399,000	1,077,230
		3,206,380
Forest Products & Paper – 1.1%
Newark Group, Inc. 9.750% 3/15/14	2,085,000	172,013
Rock-Tenn Co. 8.200% 8/15/11	905,000	895,950
Rock-Tenn Co. (a) 9.250% 3/15/16	330,000	323,400
		1,391,363
Health Care — Products – 1.5%
Boston Scientific Corp. 5.125% 1/12/17	1,585,000	1,299,700
Boston Scientific Corp. 6.400% 6/15/16	725,000	665,188
		1,964,888
Health Care — Services – 2.6%
Community Health Systems, Inc. 8.875% 7/15/15	1,365,000	1,313,812
HCA, Inc. 9.250% 11/15/16	2,020,000	1,929,100
		3,242,912
Holding Company — Diversified – 2.0%
Kansas City Southern Railway 8.000% 6/01/15	1,420,000	1,278,000
Kansas City Southern Railway 13.000% 12/15/13	1,215,000	1,257,525
		2,535,525
Iron & Steel – 1.3%
Steel Dynamics, Inc. 6.750% 4/01/15	1,435,000	1,137,238
Tube City IMS Corp. 9.750% 2/01/15	1,435,000	516,600
		1,653,838

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lodging – 1.0%
MGM Mirage 5.875% 2/27/14	$2,195,000	$1,240,175
Machinery — Diversified – 1.2%
Douglas Dynamics LLC (a) 7.750% 1/15/12	1,490,000	819,500
Stewart & Stevenson LLC 10.000% 7/15/14	1,045,000	658,350
		1,477,850
Manufacturing – 3.5%
Bombardier, Inc. (a) 8.000% 11/15/14	1,460,000	1,248,300
Polypore, Inc. 8.750% 5/15/12	1,490,000	1,102,600
SPX Corp. (a) 7.625% 12/15/14	1,375,000	1,265,000
Trimas Corp. 9.875% 6/15/12	1,050,000	525,000
Tyco International Finance SA 8.500% 1/15/19	285,000	302,576
		4,443,476
Media – 10.2%
CSC Holdings, Inc. 7.625% 4/01/11	2,300,000	2,288,500
DirecTV Holdings LLC / DirecTV Financing Co. 8.375% 3/15/13	2,420,000	2,432,100
Echostar DBS Corp. 6.625% 10/01/14	1,270,000	1,155,700
Echostar DBS Corp. 7.750% 5/31/15	1,575,000	1,472,625
Mediacom Broadband LLC 8.500% 10/15/15	1,595,000	1,371,700
Quebecor Media, Inc. 7.750% 3/15/16	1,635,000	1,283,475
Shaw Communications, Inc. 8.250% 4/11/10	1,560,000	1,567,800
Videotron Ltd. (a) 9.125% 4/15/18	1,300,000	1,300,000
		12,871,900
Oil & Gas – 5.8%
Chesapeake Energy Corp. 7.500% 6/15/14	2,410,000	2,181,050
Mariner Energy, Inc. 8.000% 5/15/17	2,150,000	1,376,000
Pride International, Inc. 7.375% 7/15/14	1,615,000	1,550,400
Quicksilver Resources, Inc. 7.125% 4/01/16	1,875,000	1,293,750
Quicksilver Resources, Inc. 7.750% 8/01/15	360,000	289,800
Southwestern Energy Co. (a) 7.500% 2/01/18	650,000	614,250
		7,305,250
Oil & Gas Services – 0.6%
Basic Energy Services, Inc. 7.125% 4/15/16	1,225,000	759,500
Packaging & Containers – 6.1%
Ball Corp. 6.875% 12/15/12	1,230,000	1,230,000
Berry Plastics Corp. FRN 5.844% 2/15/15	1,140,000	826,500
Crown Americas LLC/Crown Americas Capital Corp. 7.625% 11/15/13	1,795,000	1,795,000
Graham Packaging Co., Inc. 8.500% 10/15/12	785,000	600,525
Owens Brockway Glass Container, Inc. 8.250% 5/15/13	1,750,000	1,758,750
Packaging Dynamics Finance Corp. (a) 10.000% 5/01/16	2,370,000	1,007,250
Pactiv Corp. 6.400% 1/15/18	150,000	120,239
Pregis Corp. 12.375% 10/15/13	765,000	344,250
		7,682,514
Pipelines – 5.5%
Atlas Pipeline Partners LP 8.125% 12/15/15	610,000	414,800
Dynegy Holdings, Inc. 8.375% 5/01/16	1,465,000	1,193,975
El Paso Corp. 7.375% 12/15/12	2,030,000	1,882,825
El Paso Corp. 12.000% 12/12/13	215,000	230,588
Kinder Morgan Finance Co. 5.700% 1/05/16	1,990,000	1,716,375
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Series B 6.875% 11/01/14	1,065,000	777,450
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250% 9/15/15	270,000	212,328
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125% 6/15/14	535,000	470,667
Tennessee Gas Pipeline Co. (a) 8.000% 2/01/16	100,000	99,250
		6,998,258
Savings & Loans – 1.3%
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. 9.750% 4/01/17	2,180,000	392,400
Hughes Network Systems LLC/HNS Finance Corp. 9.500% 4/15/14	1,510,000	1,253,300
		1,645,700
Telecommunications – 13.6%
American Tower Corp. 7.125% 10/15/12	1,140,000	1,145,700
Cincinnati Bell, Inc. 8.375% 1/15/14	1,455,000	1,302,225
Embarq Corp. 7.082% 6/01/16	1,255,000	1,116,950
Frontier Communications Corp. 9.250% 5/15/11	1,275,000	1,284,563
Intelsat Bermuda Ltd. 9.250% 6/15/16	2,085,000	1,730,550
Qwest Corp. 7.875% 9/01/11	3,095,000	3,064,050
Rogers Wireless, Inc. 8.000% 12/15/12	1,905,000	1,909,762
Sprint Capital Corp. 8.375% 3/15/12	2,830,000	2,264,000
Time Warner Telecom Holdings, Inc. 9.250% 2/15/14	1,410,000	1,290,150

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Windstream Corp. 8.625% 8/01/16	$2,103,000	$2,071,455
		17,179,405
Transportation – 0.9%
Bristow Group, Inc. 7.500% 9/15/17	1,575,000	1,149,750
Quality Distribution LLC/QD Capital Corp. FRN 5.594% 1/15/12	120,000	48,000
		1,197,750
TOTAL CORPORATE DEBT (Cost $131,744,162)		108,942,593
TOTAL BONDS & NOTES (Cost $131,744,162)		108,942,593
TOTAL LONG-TERM INVESTMENTS (Cost $131,744,162)		108,942,593
SHORT-TERM INVESTMENTS – 17.0%
Commercial Paper – 17.0%
Dow Chemical Co. 3.030% 2/03/09	2,484,000	2,483,373
Heinz H.J. Financial Co. 1.000% 2/06/09	2,100,000	2,099,651
Ingersoll Rand Global Holdings Co. 2.500% 2/19/09	2,027,000	2,024,325
ITT Corp. 2.000% 3/02/09	3,018,000	3,012,970
Johnson Controls 3.000% 2/09/09	1,975,000	1,973,519
Pacific Gas & Electric 1.200% 2/04/09	2,950,000	2,949,607
Textron, Inc. 5.500% 2/05/09	1,869,000	1,867,572
Tyco Electronics Group SA 1.500% 2/12/09	3,150,000	3,148,425
Volkswagen Of America 2.200% 2/02/09	2,016,000	2,015,753
TOTAL SHORT-TERM INVESTMENTS (Cost $21,575,196)		21,575,195
TOTAL INVESTMENTS – 103.0% (Cost $153,319,358) (b)		130,517,788
Other Assets/ (Liabilities) — (3.0)%		(3,845,964)
NET ASSETS – 100.0%		$126,671,824

Notes to Portfolio of Investments

FRN	- Floating Rate Note
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, these securities amounted to a value of $14,116,874 or 11.14% of net assets.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Bond Fund – Portfolio of Investments

January 31, 2009 (Unaudited)

	Principal Amount	Value
BONDS & NOTES – 96.8%
CORPORATE DEBT — 22.3%
Banks – 9.0%
Depfa ACS Bank JPY (a) 1.650% 12/20/16	$80,000,000	$568,782
KFW JPY (a) 2.050% 2/16/26	87,000,000	930,357
Landwirtschaftliche Rentenbank JPY (a) 1.500% 6/20/14	80,000,000	878,350
		2,377,489
Multi-National – 8.5%
European Investment Bank JPY (a) 1.400% 6/20/17	30,000,000	324,657
European Investment Bank AUD (a) 6.000% 8/14/13	950,000	643,576
International Bank for Reconstruction & Development Class E GBP (a) 5.400% 6/07/21	255,000	391,092
Nordic Investment Bank JPY (a) 1.700% 4/27/17	80,000,000	895,312
		2,254,637
Regional (State & Province) – 1.7%
New South Wales Treasury Corp. AUD (a) 5.500% 3/01/17	660,000	441,447
Savings & Loans – 3.1%
LCR Finance PLC GBP (a) (b) 4.750% 12/31/10	545,000	824,420
TOTAL CORPORATE DEBT (Cost $6,620,608)		5,897,993
SOVEREIGN DEBT OBLIGATIONS — 73.5%
Belgium Government EUR (a) 4.000% 3/28/13	910,000	1,198,674
Bundesrepublik Deutschland EUR (a) 4.250% 7/04/14	760,000	1,052,388
Canada Government CAD (a) (b) 4.550% 12/15/12	1,130,000	986,248
Finland Government EUR (a) 4.250% 9/15/12	200,000	269,647
French Republic EUR (a) 3.500% 7/12/11	200,000	265,027
French Republic EUR (a) 5.750% 10/25/32	705,000	1,091,979
Hellenic Republic EUR (a) 3.600% 7/20/16	830,000	931,380
Italian Republic EUR (a) 2.750% 6/15/10	830,000	1,073,849
Japan Government JPY (a) 1.700% 12/20/16	45,000,000	528,467
Japan Government JPY (a) 2.300% 3/19/26	110,000,000	1,232,490
Kingdom of Spain EUR (a) 3.800% 1/31/17	1,005,000	1,244,639
Kingdom of the Netherlands EUR (a) 4.250% 7/15/13	950,000	1,279,763
Portuguese Republic EUR (a) 3.950% 7/15/09	980,000	1,267,693
Republic of Austria EUR (a) 4.650% 1/15/18	890,000	1,186,014
Republic of Finland EUR (a) 5.000% 4/25/09	775,000	999,049
Republic of Germany EUR (a) 4.750% 7/04/28	630,000	873,399
Republic of Ireland EUR (a) 4.600% 4/18/16	815,000	1,006,819
United Kingdom GBP (a) 0.010% 9/07/16	670,000	738,810
United Kingdom Gilt GBP (a) 3.250% 12/07/11	350,000	520,724
United Kingdom Treasury GBP (a) 4.750% 3/07/20	600,000	918,619
United Mexican States MXN (a) 8.000% 12/19/13	4,930,000	351,584
United Mexican States MXN (a) 10.000% 12/05/24	4,745,000	392,460
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $21,867,700)		19,409,722
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 1.0%
Pass-Through Securities – 1.0%
Canada Housing Trust CAD (a) (b) 3.600% 6/15/13	310,000	262,744
TOTAL PASS-THROUGH SECURITIES (Cost $270,006)		262,744
TOTAL BONDS & NOTES (Cost $28,758,314)		25,570,459
TOTAL LONG-TERM INVESTMENTS (Cost $28,758,314)		25,570,459
SHORT-TERM INVESTMENTS – 6.4%
Repurchase Agreement – 6.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 01/30/09, 0.050%, due 2/02/09 (c)	1,704,948	1,704,948
TOTAL SHORT-TERM INVESTMENTS (Cost $1,704,948)		1,704,948
TOTAL INVESTMENTS – 103.2% (Cost $30,463,262) (d)		27,275,407
Other Assets/ (Liabilities) — (3.2)%		(851,388)
NET ASSETS – 100.0%		$26,424,019

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

AUD	- Australian Dollar
CAD	- Canadian Dollar
EUR	- Euro
GBP	- British Pound
JPY	- Japanese Yen
MXN	- Mexican Peso
(a)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, these securities amounted to a value of $2,073,412 or 7.85% of net assets.
(c)	Maturity value of $1,704,955. Collateralized by U.S. Government Agency obligations with a rate of 7.100%, maturity date of 6/01/21, and an aggregate market value, including accrued interest, of $1,741,833.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments

January 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 52.8%
COMMON STOCK — 52.8%
Advertising – 0.1%
Interpublic Group of Cos., Inc. (a)	9,400	$31,302
Omnicom Group, Inc.	2,200	56,958
		88,260
Aerospace & Defense – 1.4%
Boeing Co.	1,200	50,772
General Dynamics Corp.	5,100	289,323
Goodrich Corp.	1,100	42,526
L-3 Communications Holdings, Inc.	1,500	118,530
Lockheed Martin Corp.	2,400	196,896
Northrop Grumman Corp.	3,800	182,856
Raytheon Co.	4,100	207,542
Rockwell Collins, Inc.	300	11,304
United Technologies Corp.	9,200	441,508
		1,541,257
Agriculture – 1.1%
Altria Group, Inc.	21,600	357,264
Archer-Daniels-Midland Co.	10,700	292,966
Lorillard, Inc.	1,000	59,460
Philip Morris International, Inc.	12,600	468,090
Reynolds American, Inc.	1,200	45,816
		1,223,596
Airlines – 0.0%
Southwest Airlines Co.	6,100	42,883
Apparel – 0.1%
Nike, Inc. Class B	1,700	76,925
VF Corp.	800	44,816
		121,741
Auto Manufacturers – 0.1%
Ford Motor Co. (a)	9,200	17,204
General Motors Corp.	100	301
Paccar, Inc.	1,800	47,502
		65,007
Automotive & Parts – 0.1%
The Goodyear Tire & Rubber Co. (a)	400	2,468
Johnson Controls, Inc.	4,900	61,299
		63,767
Banks – 2.1%
Banco Santander SA Sponsored ADR (Spain)	2,821	22,119
Bank of America Corp.	61,993	407,914
The Bank of New York Mellon Corp.	8,699	223,912
BB&T Corp.	6,700	132,593
Capital One Financial Corp.	3,942	62,441
Comerica, Inc.	1,200	19,992
Fifth Third Bancorp	4,700	11,233
First Horizon National Corp.	1,629	15,508
Huntington Bancshares, Inc.	25,100	72,288
KeyCorp	1,900	13,832
M&T Bank Corp.	700	27,237
Marshall & Ilsley Corp.	5,100	29,121
Northern Trust Corp.	1,800	103,536
PNC Financial Services Group, Inc.	4,278	139,120
Regions Financial Corp.	5,697	19,712
State Street Corp.	2,000	46,540
SunTrust Banks, Inc.	4,800	58,848
U.S. Bancorp	14,500	215,180
Wells Fargo & Co.	38,843	734,133
Zions Bancorp	900	13,428
		2,368,687
Beverages – 1.1%
Brown-Forman Corp. Class B	1,600	72,656
The Coca-Cola Co.	12,800	546,816
Coca-Cola Enterprises, Inc.	2,700	30,321
Constellation Brands, Inc. Class A (a)	1,700	24,684
Dr. Pepper Snapple Group, Inc. (a)	1,200	19,740
Molson Coors Brewing Co. Class B	1,200	48,324
The Pepsi Bottling Group, Inc.	1,200	23,148
PepsiCo, Inc.	9,100	457,093
		1,222,782
Biotechnology – 1.0%
Amgen, Inc. (a)	13,700	751,445
Biogen Idec, Inc. (a)	3,200	155,680
Celgene Corp. (a)	1,700	90,015
Genzyme Corp. (a)	900	62,028
Life Technologies Corp. (a)	1,034	26,326
Millipore Corp. (a)	500	27,580
		1,113,074
Building Materials – 0.0%
Masco Corp.	6,100	47,702
Chemicals – 0.6%
Air Products & Chemicals, Inc.	600	30,180
CF Industries Holdings, Inc.	500	23,500
The Dow Chemical Co.	7,700	89,243
Du Pont (E.I.) de Nemours & Co.	4,300	98,728
Eastman Chemical Co.	2,000	51,900
Ecolab, Inc.	100	3,396
International Flavors & Fragrances, Inc.	600	17,172
Monsanto Co.	200	15,212
PPG Industries, Inc.	2,300	86,434
Praxair, Inc.	300	18,678
Rohm & Haas Co.	500	27,595
The Sherwin-Williams Co.	2,100	100,275
Sigma-Aldrich Corp.	1,500	54,120
		616,433
Coal – 0.1%
CONSOL Energy, Inc.	300	8,178
Massey Energy Co.	2,300	34,914
Peabody Energy Corp.	1,300	32,500
		75,592
Commercial Services – 0.6%
Apollo Group, Inc. Class A (a)	1,500	122,190
Automatic Data Processing, Inc.	4,800	174,384
Convergys Corp. (a)	1,100	8,283
Donnelley (R.R.) & Sons Co.	1,700	16,592
Equifax, Inc.	1,100	27,192
H&R Block, Inc.	2,700	55,971
Mastercard, Inc. Class A	400	54,312
McKesson Corp.	2,300	101,660

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Monster Worldwide, Inc. (a)	3,400	$31,314
Moody's Corp.	100	2,142
Paychex, Inc.	2,600	63,154
Robert Half International, Inc.	1,200	20,340
Total System Services, Inc.	1,600	20,256
Western Union Co.	1,800	24,588
		722,378
Computers – 3.0%
Affiliated Computer Services, Inc. Class A (a)	2,200	100,892
Apple, Inc. (a)	7,100	639,923
Cognizant Technology Solutions Corp. Class A (a)	700	13,111
Computer Sciences Corp. (a)	1,200	44,208
Dell, Inc. (a)	14,500	137,750
EMC Corp. (a)	17,200	189,888
Hewlett-Packard Co.	26,200	910,450
International Business Machines Corp.	11,300	1,035,645
Lexmark International, Inc. Class A (a)	5,500	130,240
NetApp, Inc. (a)	4,900	72,667
SanDisk Corp. (a)	100	1,143
Sun Microsystems, Inc. (a)	2,700	11,232
Teradata Corp. (a)	7,400	97,162
		3,384,311
Cosmetics & Personal Care – 1.5%
Avon Products, Inc.	1,900	38,855
Colgate-Palmolive Co.	2,800	182,112
The Estee Lauder Cos., Inc. Class A	500	13,125
The Procter & Gamble Co.	25,918	1,412,531
		1,646,623
Distribution & Wholesale – 0.1%
Fastenal Co.	400	13,672
Genuine Parts Co.	2,200	70,444
W.W. Grainger, Inc.	800	58,360
		142,476
Diversified Financial – 1.4%
American Express Co.	9,500	158,935
Ameriprise Financial, Inc.	1,840	37,076
The Charles Schwab Corp.	4,700	63,873
CIT Group, Inc.	2,300	6,417
Citigroup, Inc.	27,800	98,690
CME Group, Inc.	300	52,173
Discover Financial Services	4,050	28,958
E*Trade Financial Corp. (a)	4,400	5,016
Federated Investors, Inc. Class B	800	15,616
Franklin Resources, Inc.	1,200	58,104
The Goldman Sachs Group, Inc.	2,000	161,460
IntercontinentalExchange, Inc. (a)	200	11,386
Invesco Ltd.	2,100	24,759
JP Morgan Chase & Co.	26,295	670,785
Legg Mason, Inc.	100	1,606
Morgan Stanley	7,100	143,633
The NASDAQ OMX Group, Inc. (a)	1,100	24,002
NYSE Euronext	1,100	24,200
SLM Corp. (a)	1,400	16,030
T. Rowe Price Group, Inc.	800	22,064
		1,624,783
Electric – 2.0%
The AES Corp. (a)	5,500	43,505
Allegheny Energy, Inc.	100	3,324
Ameren Corp.	2,300	76,475
American Electric Power Co., Inc.	3,400	106,590
CenterPoint Energy, Inc.	5,700	76,266
CMS Energy Corp.	500	5,875
Consolidated Edison, Inc.	1,000	40,750
Constellation Energy Group, Inc.	800	21,040
Dominion Resources, Inc.	4,700	165,346
DTE Energy Co.	2,800	96,600
Duke Energy Corp.	8,064	122,170
Dynegy, Inc. Class A (a)	4,100	8,651
Edison International	2,700	87,939
Entergy Corp.	1,200	91,632
Exelon Corp.	4,300	233,146
FirstEnergy Corp.	3,200	159,968
FPL Group, Inc.	2,200	113,410
Integrys Energy Group, Inc.	200	8,350
Pepco Holdings, Inc.	1,700	30,277
PG&E Corp.	4,200	162,414
Pinnacle West Capital Corp.	900	30,123
PPL Corp.	500	15,330
Progress Energy, Inc.	1,400	54,208
Public Service Enterprise Group, Inc.	1,700	53,669
SCANA Corp.	1,400	48,006
Southern Co.	9,300	311,085
TECO Energy, Inc.	1,800	21,618
Wisconsin Energy Corp.	900	40,122
Xcel Energy, Inc.	3,600	66,456
		2,294,345
Electrical Components & Equipment – 0.2%
Emerson Electric Co.	7,400	241,980
Molex, Inc.	1,100	14,707
		256,687
Electronics – 0.2%
Agilent Technologies, Inc. (a)	2,200	39,776
Amphenol Corp. Class A	100	2,615
Jabil Circuit, Inc.	1,800	10,476
PerkinElmer, Inc.	1,000	12,620
Thermo Fisher Scientific, Inc. (a)	2,900	104,197
Tyco Electronics Ltd.	800	11,328
Waters Corp. (a)	300	10,851
		191,863
Engineering & Construction – 0.1%
Fluor Corp.	3,900	151,710
Jacobs Engineering Group, Inc. (a)	100	3,867
		155,577
Entertainment – 0.0%
International Game Technology	400	4,240
Environmental Controls – 0.4%
Republic Services, Inc.	5,940	153,608
Stericycle, Inc. (a)	500	24,460
Waste Management, Inc.	8,700	271,353
		449,421
Foods – 1.3%
Campbell Soup Co.	1,100	33,407
ConAgra Foods, Inc.	7,400	126,540
Dean Foods Co. (a)	1,300	25,142
General Mills, Inc.	2,800	165,620
H.J. Heinz Co.	2,600	94,900
The Hershey Co.	3,200	119,296
The J.M. Smucker Co.	900	40,635
Kellogg Co.	2,100	91,749

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kraft Foods, Inc. Class A	10,600	$297,330
The Kroger Co.	7,400	166,500
McCormick & Co., Inc.	1,100	35,244
Safeway, Inc.	3,600	77,148
Sara Lee Corp.	2,600	26,078
SuperValu, Inc. (b)	1,700	29,818
Sysco Corp.	3,900	86,931
Tyson Foods, Inc. Class A	700	6,195
Whole Foods Market, Inc.	100	1,025
		1,423,558
Forest Products & Paper – 0.2%
International Paper Co.	12,500	114,000
MeadWestvaco Corp.	1,500	17,460
Plum Creek Timber Co., Inc.	1,400	43,078
Weyerhaeuser Co.	1,700	46,478
		221,016
Gas – 0.2%
Nicor, Inc.	400	13,684
NiSource, Inc.	2,300	22,264
Sempra Energy	3,900	170,976
		206,924
Hand & Machine Tools – 0.1%
The Black & Decker Corp.	1,100	31,801
Snap-on, Inc.	400	12,072
The Stanley Works	700	21,882
		65,755
Health Care — Products – 2.0%
Baxter International, Inc.	2,100	123,165
Becton, Dickinson & Co.	1,100	79,937
Boston Scientific Corp. (a)	10,200	90,474
C.R. Bard, Inc.	800	68,456
Covidien Ltd.	2,800	107,352
Intuitive Surgical, Inc. (a)	100	10,323
Johnson & Johnson	23,200	1,338,408
Medtronic, Inc.	7,700	257,873
St. Jude Medical, Inc. (a)	2,400	87,288
Stryker Corp.	800	33,792
Varian Medical Systems, Inc. (a)	500	18,565
Zimmer Holdings, Inc. (a)	700	25,480
		2,241,113
Health Care — Services – 0.8%
Aetna, Inc.	3,400	105,400
Cigna Corp.	2,300	39,928
Coventry Health Care, Inc. (a)	1,150	17,400
DaVita, Inc. (a)	600	28,200
Humana, Inc. (a)	1,000	37,930
Laboratory Corp. of America Holdings (a)	1,000	59,200
Quest Diagnostics, Inc.	2,600	128,310
Tenet Healthcare Corp. (a)	3,400	3,638
UnitedHealth Group, Inc.	10,100	286,133
WellPoint, Inc. (a)	5,900	244,555
		950,694
Holding Company — Diversified – 0.0%
Leucadia National Corp. (a)	900	14,328
Home Builders – 0.2%
Centex Corp.	3,900	33,189
D.R. Horton, Inc.	7,600	45,296
KB Home	3,300	35,211
Lennar Corp. Class A	5,800	44,602
Pulte Homes, Inc.	4,700	47,705
		206,003
Home Furnishing – 0.0%
Harman International Industries, Inc.	500	8,045
Whirlpool Corp.	600	20,058
		28,103
Household Products – 0.3%
Avery Dennison Corp.	2,300	55,729
The Clorox Co.	1,100	55,165
Fortune Brands, Inc.	700	22,400
Kimberly-Clark Corp.	3,400	174,998
		308,292
Housewares – 0.0%
Newell Rubbermaid, Inc.	2,200	17,776
Insurance – 1.6%
AFLAC, Inc.	4,000	92,840
Allstate Corp.	3,700	80,179
American International Group, Inc.	200	256
Aon Corp.	2,900	107,445
Assurant, Inc.	400	10,560
Chubb Corp.	6,000	255,480
Cincinnati Financial Corp.	4,814	105,571
Genworth Financial, Inc. Class A	14,300	33,176
The Hartford Financial Services Group, Inc.	2,400	31,584
Lincoln National Corp.	2,206	33,377
Loews Corp.	3,000	73,200
Marsh & McLennan Cos., Inc.	4,200	81,186
MBIA, Inc. (a)	1,600	6,176
Metlife, Inc.	6,200	178,126
Principal Financial Group, Inc.	2,100	34,839
The Progressive Corp. (a)	5,600	68,040
Prudential Financial, Inc.	2,600	66,950
Torchmark Corp.	800	24,000
The Travelers Cos., Inc.	8,622	333,154
Unum Group	5,700	80,712
XL Capital Ltd. Class A	33,100	95,990
		1,792,841
Internet – 0.7%
Akamai Technologies, Inc. (a)	600	8,088
Amazon.com, Inc. (a)	1,100	64,702
eBay, Inc. (a)	9,000	108,180
Expedia, Inc. (a)	300	2,679
Google, Inc. Class A (a)	900	304,677
McAfee, Inc. (a)	3,300	100,617
Symantec Corp. (a)	8,400	128,772
VeriSign, Inc. (a)	800	15,448
Yahoo!, Inc. (a)	9,200	107,916
		841,079
Investment Companies – 0.0%
American Capital Strategies Ltd.	7,500	21,450
Iron & Steel – 0.1%
AK Steel Holding Corp.	1,000	8,070
Allegheny Technologies, Inc.	400	8,836
Nucor Corp.	1,500	61,185
United States Steel Corp.	2,700	81,081
		159,172
Leisure Time – 0.0%
Carnival Corp.	1,300	23,647
Harley-Davidson, Inc.	800	9,744
		33,391
Lodging – 0.1%
Marriott International, Inc. Class A	1,300	21,203
Starwood Hotels & Resorts Worldwide, Inc.	700	10,584

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Wyndham Worldwide Corp.	1,400	$8,582
Wynn Resorts Ltd. (a)	500	15,040
		55,409
Machinery — Construction & Mining – 0.0%
Caterpillar, Inc.	1,400	43,190
Machinery — Diversified – 0.2%
Cummins, Inc.	1,000	23,980
Deere & Co.	600	20,844
Eaton Corp.	100	4,402
Flowserve Corp.	1,000	53,310
The Manitowoc Co., Inc.	7,200	39,600
Rockwell Automation, Inc.	1,200	31,248
		173,384
Manufacturing – 1.7%
3M Co.	6,700	360,393
Cooper Industries Ltd. Class A	1,500	40,365
Danaher Corp.	1,400	78,302
Dover Corp.	4,400	124,432
Eastman Kodak Co.	2,300	10,419
General Electric Co.	73,000	885,490
Honeywell International, Inc.	4,600	150,926
Illinois Tool Works, Inc.	300	9,798
Ingersoll-Rand Co. Ltd. Class A	2,600	42,146
ITT Corp.	1,500	67,920
Leggett & Platt, Inc.	4,100	51,209
Pall Corp.	900	23,463
Parker Hannifin Corp.	1,450	55,404
Textron, Inc.	900	8,127
Tyco International Ltd.	1,447	30,416
		1,938,810
Media – 1.5%
CBS Corp. Class B	5,600	32,032
Comcast Corp. Class A	36,200	530,330
The DIRECTV Group, Inc. (a)	6,000	131,400
Gannett Co., Inc.	5,500	31,735
The McGraw-Hill Cos., Inc.	2,600	57,174
Meredith Corp.	300	4,791
New York Times Co. Class A	900	4,473
News Corp. Class A	16,700	106,713
Scripps Networks Interactive Class A	700	15,029
Time Warner, Inc.	45,100	420,783
Viacom, Inc. Class B (a)	2,400	35,400
The Walt Disney Co.	12,700	262,636
		1,632,496
Metal Fabricate & Hardware – 0.0%
Precision Castparts Corp.	400	25,980
Mining – 0.3%
Alcoa, Inc.	1,600	12,464
Freeport-McMoRan Copper & Gold, Inc.	3,106	78,085
Newmont Mining Corp.	2,400	95,472
Titanium Metals Corp.	700	4,935
Vulcan Materials Co.	1,800	89,028
		279,984
Office Equipment/Supplies – 0.1%
Pitney Bowes, Inc.	2,900	64,554
Xerox Corp.	14,400	95,616
		160,170
Oil & Gas – 7.0%
Anadarko Petroleum Corp.	5,300	194,722
Apache Corp.	2,400	180,000
Cabot Oil & Gas Corp.	800	21,992
Chesapeake Energy Corp.	3,300	52,173
Chevron Corp.	21,685	1,529,226
ConocoPhillips	18,274	868,563
Devon Energy Corp.	3,700	227,920
ENSCO International, Inc.	2,400	65,664
EOG Resources, Inc.	700	47,439
Exxon Mobil Corp. (b)	43,500	3,326,880
Hess Corp.	1,100	61,171
Marathon Oil Corp.	7,100	193,333
Murphy Oil Corp.	1,500	66,270
Nabors Industries Ltd. (a)	7,400	81,030
Noble Corp.	4,700	127,605
Noble Energy, Inc.	500	24,465
Occidental Petroleum Corp.	6,800	370,940
Pioneer Natural Resources Co.	900	13,176
Questar Corp.	2,000	67,960
Range Resources Corp.	100	3,584
Rowan Cos., Inc.	900	11,394
Southwestern Energy Co. (a)	1,600	50,640
Sunoco, Inc.	2,900	134,328
Tesoro Corp.	1,100	18,953
Valero Energy Corp.	6,500	156,780
XTO Energy, Inc.	400	14,836
		7,911,044
Oil & Gas Services – 0.3%
Baker Hughes, Inc.	1,200	39,984
BJ Services Co.	2,400	26,400
Cameron International Corp. (a)	1,200	27,792
Halliburton Co.	4,200	72,450
National Oilwell Varco, Inc. (a)	2,700	71,388
Schlumberger Ltd.	1,900	77,539
Smith International, Inc.	800	18,160
Weatherford International Ltd. (a)	1,100	12,133
		345,846
Packaging & Containers – 0.3%
Ball Corp.	800	30,672
Bemis Co., Inc.	4,900	110,593
Owens-IIlinois, Inc. (a)	2,000	38,000
Pactiv Corp. (a)	2,600	56,212
Sealed Air Corp.	3,800	51,490
		286,967
Pharmaceuticals – 4.5%
Abbott Laboratories	12,800	709,632
Allergan, Inc.	700	26,684
AmerisourceBergen Corp.	1,300	47,216
Bristol-Myers Squibb Co.	22,400	479,584
Cardinal Health, Inc.	800	30,120
Cephalon, Inc. (a)	500	38,590
DENTSPLY International, Inc.	700	18,837
Eli Lilly & Co.	14,700	541,254
Express Scripts, Inc. (a)	2,100	112,896
Forest Laboratories, Inc. (a)	4,700	117,688
Gilead Sciences, Inc. (a)	4,600	233,542
Hospira, Inc. (a)	1,400	34,860
King Pharmaceuticals, Inc. (a)	14,500	126,730
Medco Health Solutions, Inc. (a)	3,200	143,776
Merck & Co., Inc.	13,300	379,715
Mylan, Inc. (a)	2,500	28,325
Patterson Cos., Inc. (a)	700	12,873
Pfizer, Inc.	73,800	1,076,004
Schering-Plough Corp.	10,500	184,380
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	564	23,378
Watson Pharmaceuticals, Inc. (a)	5,700	155,496

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Wyeth	12,500	$537,125
		5,058,705
Pipelines – 0.2%
El Paso Corp.	5,800	47,444
Spectra Energy Corp.	7,500	108,825
The Williams Cos., Inc.	2,400	33,960
		190,229
Real Estate – 0.0%
CB Richard Ellis Group, Inc. Class A (a)	1,700	6,120
Real Estate Investment Trusts (REITS) – 0.4%
Apartment Investment & Management Co. Class A	804	7,147
AvalonBay Communities, Inc.	618	32,019
Boston Properties, Inc.	900	38,970
Developers Diversified Realty Corp.	900	4,320
Equity Residential	2,300	55,039
HCP, Inc.	3,000	70,020
Host Hotels & Resorts, Inc.	4,300	23,134
Kimco Realty Corp.	1,800	25,884
Prologis	2,200	22,022
Public Storage	700	43,309
Simon Property Group, Inc.	1,500	64,470
Vornado Realty Trust	1,100	55,891
		442,225
Retail – 3.7%
Abercrombie & Fitch Co. Class A	800	14,280
AutoNation, Inc. (a)	9,300	86,304
AutoZone, Inc. (a)	600	79,734
Bed Bath & Beyond, Inc. (a)	200	4,646
Best Buy Co., Inc.	1,400	39,228
Big Lots, Inc. (a)	7,700	103,565
Coach, Inc. (a)	3,900	56,940
Costco Wholesale Corp.	1,500	67,545
CVS Caremark Corp.	10,300	276,864
Darden Restaurants, Inc.	1,100	28,842
Family Dollar Stores, Inc.	3,000	83,310
GameStop Corp. Class A (a)	400	9,912
The Gap, Inc.	11,800	133,104
The Home Depot, Inc.	21,900	471,507
J.C. Penney Co., Inc.	1,800	30,150
Jones Apparel Group, Inc.	39,800	137,708
Kohl's Corp. (a)	2,100	77,091
Limited Brands, Inc.	10,800	85,536
Lowe's Cos., Inc.	13,700	250,299
Macy's, Inc.	3,500	31,325
McDonald's Corp.	9,000	522,180
Nordstrom, Inc.	1,300	16,497
Office Depot, Inc. (a)	2,200	4,752
Polo Ralph Lauren Corp.	4,000	164,120
RadioShack Corp.	13,900	159,294
Sears Holdings Corp. (a)	400	16,368
Staples, Inc.	5,100	81,294
Starbucks Corp. (a)	900	8,496
Target Corp.	2,600	81,120
Tiffany & Co.	1,000	20,750
The TJX Cos., Inc.	3,500	67,970
Wal-Mart Stores, Inc.	16,800	791,616
Walgreen Co.	1,800	49,338
Yum! Brands, Inc.	3,800	108,756
		4,160,441
Savings & Loans – 0.1%
Hudson City Bancorp, Inc.	6,100	70,760
People's United Financial, Inc.	1,900	31,084
		101,844
Semiconductors – 1.5%
Advanced Micro Devices, Inc. (a)	5,000	10,950
Altera Corp.	2,500	38,450
Analog Devices, Inc.	2,500	49,950
Applied Materials, Inc.	11,100	104,007
Broadcom Corp. Class A (a)	3,600	57,060
Intel Corp.	50,300	648,870
KLA-Tencor Corp.	1,400	28,056
Linear Technology Corp.	1,800	42,156
LSI Corp. (a)	32,600	103,668
MEMC Electronic Materials, Inc. (a)	900	12,240
Microchip Technology, Inc.	2,900	55,013
Micron Technology, Inc. (a)	1,700	6,324
National Semiconductor Corp.	11,200	113,568
Novellus Systems, Inc. (a)	5,200	71,708
Nvidia Corp. (a)	2,200	17,490
QLogic Corp. (a)	10,400	117,728
Teradyne, Inc. (a)	1,300	6,253
Texas Instruments, Inc.	9,700	145,015
Xilinx, Inc.	4,200	70,770
		1,699,276
Software – 2.1%
Adobe Systems, Inc. (a)	5,700	110,067
Autodesk, Inc. (a)	1,900	31,464
BMC Software, Inc. (a)	3,300	83,589
CA, Inc.	3,162	56,884
Citrix Systems, Inc. (a)	1,500	31,560
Compuware Corp. (a)	15,500	100,750
Dun & Bradstreet Corp.	1,150	87,400
Electronic Arts, Inc. (a)	100	1,544
Fidelity National Information Services, Inc.	4,600	73,186
Fiserv, Inc. (a)	1,400	44,450
IMS Health, Inc.	1,600	23,232
Intuit, Inc. (a)	2,600	58,890
Microsoft Corp.	48,700	832,770
Novell, Inc. (a)	2,800	10,360
Oracle Corp. (a)	43,100	725,373
Salesforce.com, Inc. (a)	2,100	55,881
		2,327,400
Telecommunications – 2.9%
American Tower Corp. Class A (a)	1,300	39,442
AT&T, Inc.	40,227	990,389
CenturyTel, Inc.	5,400	146,556
Ciena Corp. (a)	700	4,368
Cisco Systems, Inc. (a)	48,800	730,536
Corning, Inc.	3,700	37,407
Embarq Corp.	1,196	42,721
Frontier Communications Corp.	10,700	86,777
Harris Corp.	1,100	47,619
JDS Uniphase Corp. (a)	1,700	6,171
Juniper Networks, Inc. (a)	4,400	62,304
Motorola, Inc.	18,700	82,841
Qualcomm, Inc.	1,300	44,915
Qwest Communications International, Inc.	12,300	39,606
Sprint Nextel Corp. (a)	17,200	41,796
Tellabs, Inc. (a)	17,400	71,862
Verizon Communications, Inc.	24,968	745,794
Windstream Corp.	9,600	83,328
		3,304,432

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Textiles – 0.0%
Cintas Corp.	600	$13,650
Toys, Games & Hobbies – 0.0%
Hasbro, Inc.	1,000	24,130
Mattel, Inc.	400	5,676
		29,806
Transportation – 1.1%
Burlington Northern Santa Fe Corp.	4,500	298,125
C.H. Robinson Worldwide, Inc.	1,500	68,970
CSX Corp.	3,300	95,568
Expeditors International of Washington, Inc.	1,700	47,277
FedEx Corp.	2,500	127,350
Norfolk Southern Corp.	6,000	230,160
Ryder System, Inc.	500	16,890
Union Pacific Corp.	4,300	188,297
United Parcel Service, Inc. Class B	3,800	161,462
		1,234,099
TOTAL COMMON STOCK (Cost $75,131,864)		59,416,487
TOTAL EQUITIES (Cost $75,131,864)		59,416,487
MUTUAL FUND – 0.9%
Diversified Financial – 0.9%
Eaton Vance Floating-Rate, Income Trust	7,800	70,122
SPDR Gold Trust (a)	9,610	877,489
TOTAL MUTUAL FUND (Cost $803,232)		947,611
RIGHTS – 0.0%
Computers – 0.0%
Seagate Technology (c)	5,100	-
TOTAL RIGHTS (Cost $0)		-
	Principal Amount
BONDS & NOTES – 43.4%
CORPORATE DEBT — 14.7%
Agriculture – 0.1%
Cargill, Inc. (d) 5.200% 1/22/13	$150,000	143,552
Airlines – 0.0%
US Airways, Inc. Class B (c) (e) 1.000% 4/15/49	434,841	4
Apparel – 0.1%
Kellwood Co. 7.875% 7/15/09	50,000	32,750
VF Corp. 6.450% 11/01/37	80,000	64,023
		96,773
Banks – 1.1%
Bank of America Corp. 4.250% 10/01/10	225,000	223,577
Bank of America Corp. Series L 5.650% 5/01/18	240,000	217,361
HSBC Finance Corp. 6.375% 10/15/11	125,000	128,624
HSBC Holdings PLC 6.500% 9/15/37	80,000	72,973
Wachovia Bank NA 6.600% 1/15/38	165,000	161,264
Wachovia Corp. 5.300% 10/15/11	165,000	167,712
Wachovia Corp. 5.750% 6/15/17	65,000	64,703
Wells Fargo & Co. 4.375% 1/31/13	150,000	146,009
		1,182,223
Beverages – 0.4%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	75,000	65,722
Anheuser-Busch Cos., Inc. 6.500% 2/01/43	30,000	23,765
The Coca-Cola Co. 5.350% 11/15/17	60,000	63,706
Diageo Finance BV 3.875% 4/01/11	35,000	34,679
Foster's Finance Corp. (d) 6.875% 6/15/11	225,000	222,628
		410,500
Building Materials – 0.2%
American Standard, Inc. 7.625% 2/15/10	200,000	202,473
CRH America, Inc. 8.125% 7/15/18	90,000	68,346
		270,819
Chemicals – 0.6%
Cytec Industries, Inc. 5.500% 10/01/10	90,000	86,876
Ecolab, Inc. 4.875% 2/15/15	150,000	126,554
EI Du Pont de Nemours & Co. 6.000% 7/15/18	80,000	82,084
Lubrizol Corp. 4.625% 10/01/09	130,000	129,912
Praxair, Inc. 5.250% 11/15/14	135,000	139,275
Sensient Technologies 6.500% 4/01/09	125,000	124,688
		689,389
Commercial Services – 0.3%
Deluxe Corp. 7.375% 6/01/15	20,000	11,350
Donnelley ( R.R. ) & Sons Co. 4.950% 5/15/10	100,000	94,279
Equifax, Inc. 7.000% 7/01/37	60,000	40,189
ERAC USA Finance Co. (d) 6.700% 6/01/34	85,000	48,914
ERAC USA Finance Co. (d) 7.000% 10/15/37	175,000	103,370
		298,102
Computers – 0.1%
Electronic Data Systems Corp. Series B 6.500% 8/01/13	90,000	95,585
EMC Corp. 1.750% 12/01/13	50,000	47,000
		142,585
Diversified Financial – 2.4%
American Express Co. 6.150% 8/28/17	50,000	47,021
American Express Credit Corp. 7.300% 8/20/13	140,000	143,222
American General Finance Corp. 6.500% 9/15/17	50,000	21,951
American General Finance Corp. 6.900% 12/15/17	45,000	20,179
The Bear Stearns Cos., Inc. 7.250% 2/01/18	125,000	133,056

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BlackRock, Inc. 6.250% 9/15/17	$45,000	$40,470
Boeing Capital Corp. Ltd. 6.500% 2/15/12	50,000	52,629
CIT Group, Inc. 5.125% 9/30/14	120,000	78,053
CIT Group, Inc. 7.625% 11/30/12	200,000	167,455
Citigroup, Inc. 5.500% 2/15/17	115,000	92,112
Citigroup, Inc. 5.875% 5/29/37	65,000	50,187
Citigroup, Inc. 6.500% 8/19/13	90,000	85,996
Eaton Vance Corp. 6.500% 10/02/17	130,000	112,874
Emerald Investment Grade CBO Ltd. (Acquired 5/19/99, Cost $235,072) FRN (d) (f) 3.054% 5/24/11	112,432	108,497
Federal National Mortgage Association 5.625% 7/15/37	425,000	463,668
GATX Financial Corp. 5.125% 4/15/10	230,000	215,557
General Electric Capital Corp. 5.375% 10/20/16	100,000	92,829
The Goldman Sachs Group, Inc. 5.625% 1/15/17	130,000	108,471
The Goldman Sachs Group, Inc. 6.125% 2/15/33	65,000	54,112
The Goldman Sachs Group, Inc. 6.750% 10/01/37	135,000	102,619
HSBC Finance Corp. 5.900% 6/19/12	35,000	34,653
Lazard Group LLC 6.850% 6/15/17	75,000	51,671
Lazard Group LLC 7.125% 5/15/15	95,000	71,754
Lehman Brothers Holdings, Inc. (e) 6.200% 9/26/14	55,000	7,700
Lehman Brothers Holdings, Inc. (e) 6.875% 7/17/37	110,000	11
Lehman Brothers Holdings, Inc. (e) 7.000% 9/27/27	25,000	3,500
Merrill Lynch & Co., Inc. 5.450% 2/05/13	200,000	189,854
Morgan Stanley 5.450% 1/09/17	60,000	50,858
SLM Corp. 5.000% 10/01/13	65,000	49,467
Textron Financial Corp. 5.125% 11/01/10	125,000	100,037
		2,750,463
Electric – 1.7%
Allegheny Energy Supply (d) 8.250% 4/15/12	75,000	75,188
Carolina Power & Light Co. 5.950% 3/01/09	20,000	20,047
Consumers Energy Co. 4.400% 8/15/09	55,000	54,799
Entergy Gulf States, Inc. 5.250% 8/01/15	275,000	244,380
Kansas Gas & Electric Co. 5.647% 3/29/21	79,549	71,535
MidAmerican Funding LLC 6.750% 3/01/11	45,000	46,469
Mirant Mid-Atlantic LLC Series 2001, Class A 8.625% 6/30/12	90,285	88,028
Monongahela Power 6.700% 6/15/14	110,000	110,665
Nevada Power Co. Series L 5.875% 1/15/15	120,000	113,830
Nevada Power Co. Series N 6.650% 4/01/36	20,000	17,873
Oncor Electric Delivery Co. (d) 6.800% 9/01/18	165,000	165,632
Oncor Electric Delivery Co. (d) 7.500% 9/01/38	55,000	54,173
Pennsylvania Electric Co. Class B 6.125% 4/01/09	175,000	174,901
PPL Energy Supply LLC 6.300% 7/15/13	70,000	66,459
Tenaska Oklahoma (d) 6.528% 12/30/14	109,983	111,977
TransAlta Corp. 5.750% 12/15/13	250,000	231,916
Tri-State Generation & Transmission Association Series 2003, Class A (d) 6.040% 1/31/18	99,590	105,594
Tri-State Generation & Transmission Association Series 2003, Class B (d) 7.144% 7/31/33	135,000	118,434
Wisconsin Public Service Corp. 5.650% 11/01/17	50,000	46,425
		1,918,325
Electrical Components & Equipment – 0.1%
Anixter International, Inc. 5.950% 3/01/15	130,000	106,600
Electronics – 0.1%
Thomas & Betts Corp. Series B 6.390% 2/10/09	55,000	55,025
Environmental Controls – 0.1%
Allied Waste North America, Inc. Series B 5.750% 2/15/11	110,000	107,800
Foods – 0.1%
The Kroger Co. 7.500% 1/15/14	40,000	44,593
Sara Lee Corp. 3.875% 6/15/13	35,000	32,944
Smithfield Foods, Inc. 7.000% 8/01/11	65,000	52,325
		129,862
Forest Products & Paper – 0.1%
Rock-Tenn Co. 5.625% 3/15/13	25,000	22,188
Rock-Tenn Co. 8.200% 8/15/11	55,000	54,450
Rock-Tenn Co. (d) 9.250% 3/15/16	20,000	19,600
		96,238
Gas – 0.1%
Piedmont Natural Gas Co. Series E 6.000% 12/19/33	100,000	84,364

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Southwest Gas Corp. 8.375% 2/15/11	$50,000	$50,390
		134,754
Health Care — Products – 0.1%
Covidien International Finance SA 6.550% 10/15/37	60,000	60,163
Medtronic, Inc. 1.625% 4/15/13	50,000	44,062
		104,225
Holding Company — Diversified – 0.3%
Leucadia National Corp. 7.750% 8/15/13	350,000	289,625
Home Builders – 0.1%
Centex Corp. 7.875% 2/01/11	65,000	60,450
D.R. Horton, Inc. 4.875% 1/15/10	25,000	23,500
Lennar Corp. Series B 5.125% 10/01/10	15,000	12,337
		96,287
Household Products – 0.1%
Kimberly-Clark Corp. 6.125% 8/01/17	125,000	134,008
Housewares – 0.1%
Newell Rubbermaid, Inc. 4.000% 5/01/10	100,000	97,451
Toro Co. 7.800% 6/15/27	40,000	36,962
		134,413
Insurance – 0.1%
Lincoln National Corp. 6.300% 10/09/37	50,000	33,867
MetLife, Inc. Series A 6.817% 8/15/18	75,000	76,188
		110,055
Investment Companies – 0.0%
Xstrata Finance Canada (d) 5.800% 11/15/16	45,000	31,587
Iron & Steel – 0.0%
Reliance Steel & Aluminum Co. 6.200% 11/15/16	55,000	37,227
Leisure Time – 0.0%
Brunswick Corp. 11.750% 8/15/13	80,000	38,229
Lodging – 0.4%
Marriott International, Inc. 6.200% 6/15/16	180,000	145,025
MGM Mirage 6.000% 10/01/09	60,000	57,450
MGM Mirage 6.750% 9/01/12	200,000	118,000
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	35,000	28,350
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/01/12	105,000	91,350
		440,175
Machinery — Diversified – 0.2%
Briggs & Stratton Corp. 8.875% 3/15/11	140,000	135,800
Roper Industries, Inc. 6.625% 8/15/13	85,000	84,393
		220,193
Manufacturing – 0.5%
Bombardier, Inc. (d) 6.750% 5/01/12	65,000	58,337
Cooper US, Inc. 6.100% 7/01/17	90,000	86,064
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	140,000	131,488
Pentair, Inc. 7.850% 10/15/09	175,000	177,252
Tyco Electronics Group SA 6.000% 10/01/12	45,000	41,663
Tyco Electronics Group SA 6.550% 10/01/17	40,000	33,043
Tyco Electronics Group SA 7.125% 10/01/37	50,000	37,529
		565,376
Media – 1.0%
CBS Corp. 6.625% 5/15/11	120,000	112,338
CBS Corp. 7.875% 7/30/30	40,000	26,376
Cox Communications, Inc. 6.750% 3/15/11	200,000	199,003
HSN (d) 11.250% 8/01/16	125,000	92,500
Rogers Cable, Inc. 5.500% 3/15/14	60,000	57,869
Rogers Communications, Inc. 7.500% 8/15/38	20,000	21,039
Scholastic Corp. 5.000% 4/15/13	70,000	52,850
Shaw Communications, Inc. 8.250% 4/11/10	190,000	190,950
Thomson Corp. 5.700% 10/01/14	190,000	175,165
Time Warner Cable, Inc. 8.750% 2/14/19	55,000	61,246
Time Warner, Inc. 5.875% 11/15/16	125,000	118,130
Viacom, Inc. 6.250% 4/30/16	40,000	34,150
		1,141,616
Metal Fabricate & Hardware – 0.1%
Timken Co. 5.750% 2/15/10	135,000	133,225
Mining – 0.4%
Codelco, Inc. (d) 6.150% 10/24/36	65,000	46,967
Vale Overseas Ltd. 6.250% 1/23/17	65,000	62,349
Vale Overseas Ltd. 6.875% 11/21/36	60,000	51,518
Vulcan Materials Co. 6.000% 4/01/09	250,000	247,279
		408,113
Office Equipment/Supplies – 0.0%
Xerox Corp. 5.500% 5/15/12	50,000	46,364
Oil & Gas – 0.5%
Mobil Corp. 8.625% 8/15/21	145,000	183,801
Noble Holding International Ltd. 7.375% 3/15/14	95,000	98,550
OAO Gazprom (d) 9.625% 3/01/13	75,000	70,500
Pemex Project Funding Master Trust 6.625% 6/15/38	125,000	95,625
The Premcor Refining Group, Inc. 6.750% 5/01/14	60,000	57,414

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Tesoro Corp. 6.500% 6/01/17	$50,000	$37,250
Transocean Ltd. 1.500% 12/15/37	50,000	41,125
		584,265
Oil & Gas Services – 0.0%
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	45,000	32,063
Packaging & Containers – 0.1%
Packaging Corp. of America 5.750% 8/01/13	50,000	43,901
Pactiv Corp. 5.875% 7/15/12	50,000	46,484
Pactiv Corp. 6.400% 1/15/18	45,000	36,072
Sealed Air Corp. (d) 6.875% 7/15/33	40,000	26,990
		153,447
Pharmaceuticals – 0.2%
Abbott Laboratories 5.600% 11/30/17	180,000	192,381
Pipelines – 0.9%
Boardwalk Pipelines LLC 5.500% 2/01/17	40,000	30,916
Colonial Pipeline Co. (d) 7.630% 4/15/32	200,000	189,640
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	65,000	67,129
Enterprise Products Operating LP 7.500% 2/01/11	35,000	35,708
Gulf South Pipeline Co. LP (d) 5.050% 2/01/15	40,000	32,178
Kern River Funding Corp. (d) 4.893% 4/30/18	145,600	133,920
Kinder Morgan Energy Partners LP 6.000% 2/01/17	25,000	23,475
Kinder Morgan Energy Partners LP 6.500% 2/01/37	25,000	22,492
Kinder Morgan Energy Partners LP 6.950% 1/15/38	95,000	89,922
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250% 9/15/15	30,000	23,592
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125% 6/15/14	100,000	87,975
Rockies Express Pipeline LLC (d) 6.250% 7/15/13	75,000	73,689
Rockies Express Pipeline LLC (d) 6.850% 7/15/18	45,000	45,811
Southern Natural Gas Co. (d) 5.900% 4/01/17	55,000	47,988
Trans-Canada Pipelines Ltd. 6.200% 10/15/37	85,000	70,509
Transcontinental Gas Pipe Line Corp. 8.875% 7/15/12	75,000	77,437
		1,052,381
Real Estate Investment Trusts (REITS) – 0.3%
Brandywine Operating Partnership LP 5.625% 12/15/10	70,000	59,355
iStar Financial, Inc. Series B 5.700% 3/01/14	80,000	29,600
Senior Housing Properties Trust 8.625% 1/15/12	25,000	22,000
Weingarten Realty Investors, Series A 7.500% 12/19/10	210,000	206,260
		317,215
Retail – 0.2%
J.C. Penney Corp., Inc. 7.950% 4/01/17	30,000	24,059
Lowe's Cos., Inc. 5.600% 9/15/12	55,000	57,027
McDonald's Corp. 6.300% 10/15/37	25,000	27,368
Yum! Brands, Inc. 6.875% 11/15/37	90,000	73,290
		181,744
Savings & Loans – 0.1%
Glencore Funding LLC (d) 6.000% 4/15/14	150,000	72,980
Washington Mutual Bank 5.650% 8/15/14	180,000	18
		72,998
Telecommunications – 1.1%
AT&T, Inc. 6.500% 9/01/37	65,000	65,265
British Telecom PLC STEP 9.125% 12/15/30	45,000	45,405
Cellco Partnership (d) 7.375% 11/15/13	95,000	102,752
Deutsche Telekom International Finance B.V. STEP 8.750% 6/15/30	215,000	265,283
Embarq Corp. 7.082% 6/01/16	55,000	48,950
Qwest Corp. 7.875% 9/01/11	170,000	168,300
Qwest Corp. 8.875% 3/15/12	140,000	139,300
Rogers Wireless Communications, Inc. 6.800% 8/15/18	40,000	41,607
Sprint Capital Corp. 6.900% 5/01/19	60,000	40,200
Sprint Nextel Corp. 6.000% 12/01/16	65,000	43,550
Telecom Italia Capital SA 6.000% 9/30/34	10,000	7,590
Telefonica Emisones, S.A.U. 7.045% 6/20/36	105,000	115,456
Verizon Global Funding Corp. 7.750% 12/01/30	140,000	152,001
		1,235,659
Textiles – 0.1%
Mohawk Industries, Inc. Series D 7.200% 4/15/12	85,000	77,407
Transportation – 0.2%
Burlington Northern Santa Fe Corp. 6.750% 3/15/29	130,000	121,859
Canadian National Railway Co. 5.850% 11/15/17	45,000	44,709

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Canadian National Railway Co. 6.375% 11/15/37	$40,000	$39,979
CSX Corp. 7.250% 5/01/27	10,000	8,750
		215,297
TOTAL CORPORATE DEBT (Cost $19,102,902)		16,578,589
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.1%
Commercial MBS – 3.0%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.745% 2/10/51	275,000	166,663
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	200,000	157,389
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	150,000	120,665
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	75,000	50,293
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	275,000	214,914
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.816% 12/10/49	125,000	76,281
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ (d) 6.218% 1/15/18	165,000	43,467
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	100,000	65,941
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A3 5.398% 2/15/40	650,000	415,838
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	100,000	64,714
Morgan Stanley Capital I, Series 2007-HQ11, Class A31 5.439% 2/12/44	600,000	394,251
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	325,000	242,052
Starwood Commercial Mortgage Trust, Series 1999-C1, Class B (d) 6.920% 2/03/09	1,000,000	999,830
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	150,000	89,652
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 6.055% 2/15/51	370,000	276,034
		3,377,984
Home Equity ABS – 0.1%
Terwin Mortgage Trust, Series 2006-10SL, Class A2 STEP 5.000% 12/25/37	475,000	42,071
Student Loans ABS – 0.1%
Galena CDO Cayman Islands Ltd. (Acquired 4/24/07, Cost $252,345), Series 2005-1, Class B1U7 FRN (d) (f) 2.536% 1/11/13	250,000	61,325
Newport Waves CDO (Acquired 3/30/07, Cost $249,710), Series 2007-1A, Class A3LS FRN (d) (f) 2.125% 6/20/14	250,000	81,680
		143,005
WL Collateral CMO – 0.9%
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A 5.000% 12/25/33	294,313	241,210
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 0.439% 7/20/36	85,303	70,399
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 5.394% 9/25/33	14,024	7,839
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 6.308% 2/25/34	15,277	8,917
First Nationwide Trust, Series 2001-5, Class A1 6.750% 10/21/31	8,884	7,506
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 4.842% 8/25/34	23,979	17,734
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.549% 1/19/38	126,311	51,261

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.499% 5/25/37	$206,188	$121,522
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 5.551% 8/25/34	43,598	26,902
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.639% 8/25/36	52,746	31,456
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 5.410% 2/25/34	6,534	4,624
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 5.444% 7/25/33	3,299	2,433
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 5.430% 2/25/34	548	372
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.569% 6/25/46	256,553	98,119
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN 0.745% 4/25/46	163,945	63,975
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 5.696% 3/25/34	29,451	22,269
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A 6.500% 8/25/34	46,548	35,447
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 3.453% 4/25/44	71,295	28,176
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1 FRN 4.237% 9/25/34	236,763	184,491
		1,024,652
WL Collateral PAC – 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 5.531% 6/25/32	22,103	10,315
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $7,132,368)		4,598,027
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 20.9%
Collateralized Mortgage Obligations – 0.1%
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	105,013	112,268
Pass-Through Securities – 20.8%
Federal Home Loan Mortgage Corp.
Pool #G01842 4.500% 6/01/35	45,112	45,373
Pool #G01953 4.500% 10/01/35	2,742,153	2,758,006
Pool #G04494 4.500% 5/01/38	121,199	121,899
Pool #G11723 5.500% 7/01/20	708,415	733,459
Pool #J00453 5.500% 11/01/20	110,146	113,903
Pool #J01136 5.500% 1/01/21	273,796	283,133
Pool #J01298 5.500% 3/01/21	985,513	1,020,198
Pool #A56828 5.500% 2/01/37	484,499	495,893
Pool #G08278 5.500% 7/01/38	1,634,925	1,673,371
Pool #E85389 6.000% 9/01/16	56,953	59,467
Pool #G11431 6.000% 2/01/18	17,878	18,674
Pool #E85015 6.500% 8/01/16	14,622	15,275
Pool #G00729 8.000% 6/01/27	56,266	59,470
Pool #554904 9.000% 3/01/17	1,013	1,078
Federal National Mortgage Association
Pool #888586 4.308% 10/01/34	210,389	214,772
Pool #813954 4.500% 12/01/20	836,198	847,827
Pool #981483 4.500% 5/01/38	147,269	148,350
Pool #832900 5.000% 9/01/35	1,569,059	1,597,314
Pool #725796 5.500% 9/01/19	968,935	1,003,340
Pool #888468 5.500% 9/01/21	1,010,350	1,044,647
Pool #555880 5.500% 11/01/33	514,166	528,647
Pool #255458 5.500% 11/01/34	1,083,430	1,111,573
Pool #825454 5.500% 6/01/35	113,536	116,450
Pool #826735 5.500% 8/01/35	322,252	330,422
Pool #986805 5.500% 7/01/38	453,380	464,449
Pool #586036 6.000% 5/01/16	13,634	14,211
Pool #880213 6.500% 2/01/36	19,896	20,753
Pool #745814 6.500% 7/01/36	508,250	530,148
Pool #901195 6.500% 8/01/36	478,714	499,190
Pool #990744 6.500% 9/01/38	1,716,392	1,789,808
Pool #564594 7.000% 1/01/31	22,187	23,459
Pool #253795 7.000% 5/01/31	27,652	29,237
Pool #507061 7.500% 10/01/29	2,429	2,574
Pool #519528 7.500% 11/01/29	24,654	26,131
Pool #527761 7.500% 2/01/30	6,150	6,518
Pool #531196 7.500% 2/01/30	1,874	1,987
Pool #534119 7.500% 3/01/30	1,434	1,520
Pool #534420 7.500% 3/01/30	1,604	1,700
Pool #253183 7.500% 4/01/30	8,841	9,371

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #529259 7.500% 4/01/30	$6,281	$6,657
Pool #537797 7.500% 4/01/30	2,925	3,101
Pool #253265 7.500% 5/01/30	13,990	14,829
Pool #533912 8.000% 3/01/30	2,057	2,104
Pool #535248 8.000% 4/01/30	632	667
Pool #539460 8.000% 5/01/30	2,540	2,682
Pool #546988 8.000% 7/01/30	19,893	20,997
Pool #552630 8.000% 9/01/30	2,658	2,790
Pool #190317 8.000% 8/01/31	7,696	8,127
Federal National Mortgage Association TBA(g) Pool #53662 6.500% 7/15/37	4,364,969	4,546,388
Government National Mortgage Association
Pool #670262 6.500% 7/15/37	765,818	795,972
Pool #351528 7.000% 8/15/23	23,140	24,277
Pool #352049 7.000% 10/15/23	5,736	6,028
Pool #588012 7.000% 7/15/32	11,831	12,479
Pool #591581 7.000% 8/15/32	6,164	6,498
Pool #204408 7.500% 3/15/17	7,570	7,900
Pool #185306 7.500% 4/15/17	9,104	9,490
Pool #188302 7.500% 5/15/17	6,131	6,240
Pool #199170 7.500% 5/15/17	934	973
Pool #189371 7.500% 6/15/17	2,732	2,856
Pool #30346 9.000% 4/15/09	558	559
New Valley Generation IV 4.687% 1/15/22	82,085	89,041
		23,334,252
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $22,706,783)		23,446,520
U.S. TREASURY OBLIGATIONS — 3.7%
U.S. Treasury Bonds & Notes – 3.7%
U.S. Treasury Bond 4.375% 2/15/38	960,000	1,088,550
U.S. Treasury Inflation Index 0.625% 4/15/13	251,570	243,434
U.S. Treasury Inflation Index 2.375% 4/15/11	241,103	242,610
U.S. Treasury Note (h) 2.500% 3/31/13	650,000	676,000
U.S. Treasury Note (h) 3.500% 2/15/18	1,395,000	1,470,417
U.S. Treasury Note 4.250% 8/15/15	400,000	450,000
		4,171,011
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,166,158)		4,171,011
TOTAL BONDS & NOTES (Cost $53,108,211)		48,794,147
TOTAL LONG-TERM INVESTMENTS (Cost $129,043,307)		109,158,245
SHORT-TERM INVESTMENTS – 6.6%
Commercial Paper – 6.6%
Cadbury Schweppes Financial 1.000% 2/06/09	670,000	669,888
Centrica PLC 1.100% 2/05/09	608,000	607,907
Dow Chemical Co. 3.030% 2/03/09	1,000,000	999,748
Ingersoll Rand Global Holdings Co. 2.750% 2/19/09	680,000	679,013
ITT Corp. 1.250% 2/02/09	1,000,000	999,931
Textron, Inc. 5.500% 2/03/09	500,000	499,771
Textron, Inc. 5.500% 2/09/09	1,000,000	998,625
Tyco Electronics Group SA 1.450% 2/10/09	1,000,000	999,597
Volkswagen Of America 2.050% 2/02/09	1,000,000	999,886
		7,454,366
TOTAL SHORT-TERM INVESTMENTS (Cost $7,454,366)		7,454,366
TOTAL INVESTMENTS – 103.7% (Cost $136,497,673) (i)		116,612,611
Other Assets/ (Liabilities) — (3.7)%		(4,124,845)
NET ASSETS – 100.0%		$112,487,766

Notes to Portfolio of Investments

ABS	- Asset Backed Security
ADR	- American Depositary Receipt
CBO	- Collateralized Bond Obligation
CDO	- Collateralized Debt Obligation
CMO	- Collateralized Mortgage Obligation
FRN	- Floating Rate Note
MBS	- Mortgage Backed Security
PAC	- Planned Amortization Class
STEP	- Step Up Bond
TBA	- To Be Announced
VRN	- Variable Rate Note
WL	- Whole Loan
(a)	Non-income producing security.
(b)	All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, these securities amounted to a value of $3,489,700 or 3.10% of net assets.
(e)	Security is currently in default.
(f)	Restricted security. (Note 2).
(g)	A portion of this security is purchased on a forward commitment basis. (Note 2).
(h)	This security is held as collateral for open futures contracts. (Note 2).
(i)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments

January 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.8%
COMMON STOCK — 97.8%
Aerospace & Defense – 1.8%
Goodrich Corp.	87,350	$3,376,951
Agriculture – 3.2%
Lorillard, Inc.	37,520	2,230,939
Philip Morris International, Inc.	101,320	3,764,038
		5,994,977
Auto Manufacturers – 2.7%
Navistar International Corp. (a)	167,302	5,080,962
Banks – 4.2%
Bank of America Corp.	461,720	3,038,118
Julius Baer Holding AG	92,416	2,741,759
Wells Fargo & Co.	114,770	2,169,153
		7,949,030
Beverages – 2.0%
Molson Coors Brewing Co. Class B	91,380	3,679,873
Chemicals – 6.5%
The Lubrizol Corp.	240,830	8,217,120
The Mosaic Co.	110,860	3,954,376
		12,171,496
Computers – 3.5%
Apple, Inc. (a)	12,190	1,098,685
Research In Motion Ltd. (a)	97,320	5,391,528
		6,490,213
Diversified Financial – 6.3%
JP Morgan Chase & Co.	163,900	4,181,089
Morgan Stanley	254,110	5,140,645
National Financial Partners Corp.	192,073	493,628
SLM Corp. (a)	180,280	2,064,206
		11,879,568
Electric – 8.7%
American Electric Power Co., Inc.	145,750	4,569,262
Exelon Corp.	80,531	4,366,391
PG&E Corp.	189,810	7,339,953
		16,275,606
Electronics – 0.9%
Thermo Fisher Scientific, Inc. (a)	49,900	1,792,907
Entertainment – 0.9%
Cinemark Holdings, Inc.	220,340	1,742,889
Foods – 4.7%
Campbell Soup Co.	134,980	4,099,343
The Kroger Co.	213,950	4,813,875
		8,913,218
Health Care — Services – 4.2%
Aetna, Inc.	175,614	5,444,034
UnitedHealth Group, Inc.	84,440	2,392,185
		7,836,219
Insurance – 5.6%
Assurant, Inc.	135,180	3,568,752
Everest Re Group Ltd.	110,380	6,953,940
		10,522,692
Internet – 1.1%
Google, Inc. Class A (a)	6,020	2,037,951
Manufacturing – 3.8%
Tyco International Ltd.	337,060	7,085,001
Media – 4.7%
Cablevision Systems Corp. Class A	57,240	917,557
Liberty Global, Inc. Class C (a)	109,927	1,574,155
News Corp. Class A	605,506	3,869,183
Time Warner Cable, Inc. Class A (a)	127,560	2,376,443
		8,737,338
Oil & Gas – 14.2%
Apache Corp.	25,370	1,902,750
Chevron Corp.	133,460	9,411,599
Devon Energy Corp.	117,220	7,220,752
Exxon Mobil Corp.	49,700	3,881,800
Petroleo Brasileiro SA Sponsored ADR (Brazil)	190,450	4,125,147
		26,542,048
Pharmaceuticals – 8.8%
Abbott Laboratories	100,584	5,576,377
Schering-Plough Corp.	267,706	4,700,917
Wyeth	144,880	6,225,494
		16,502,788
Retail – 2.0%
Bed Bath & Beyond, Inc. (a)	39,620	920,372
GameStop Corp. Class A (a)	36,770	911,161
Walgreen Co.	69,470	1,904,173
		3,735,706
Telecommunications – 6.5%
AT&T, Inc.	342,871	8,441,484
Qualcomm, Inc.	106,930	3,694,431
		12,135,915
Transportation – 0.8%
United Parcel Service, Inc. Class B	34,670	1,473,128
Trucking & Leasing – 0.7%
Aircastle Ltd.	311,140	1,269,451
TOTAL COMMON STOCK (Cost $232,651,719)		183,225,927
TOTAL EQUITIES (Cost $232,651,719)		183,225,927
OPTIONS — 0.0%
Bank of America Corp. Call, Expires 02/21/09, Strike 12.500	69,000	2,760
Bank of America Corp. Call, Expires 02/21/09, Strike 14.000	4,600	92
TOTAL OPTIONS (Cost $54,143)		2,852
TOTAL LONG-TERM INVESTMENTS (Cost $232,705,862)		183,228,779

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS – 3.6%
Repurchase Agreement – 3.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/30/09, 0.050%, due 2/02/09 (b)	$6,697,918	$6,697,918
TOTAL SHORT-TERM INVESTMENTS (Cost $6,697,918)		6,697,918
TOTAL INVESTMENTS – 101.4% (Cost $239,403,780) (c)		189,926,697
Other Assets/ (Liabilities) — (1.4)%		(2,630,065)
NET ASSETS – 100.0%		$187,296,632

Notes to Portfolio of Investments

ADR	- American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $6,697,946. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/15/24, and an aggregate market value, including accrued interest, of $6,832,371.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Value Equity Fund – Portfolio of Investments

January 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.7%
COMMON STOCK — 98.7%
Advertising – 0.0%
Interpublic Group of Cos., Inc. (a)	29	$96
Omnicom Group, Inc.	10	259
		355
Aerospace & Defense – 1.5%
Alliant Techsystems, Inc. (a)	8	646
General Dynamics Corp.	226	12,821
Goodrich Corp.	2,250	86,985
L-3 Communications Holdings, Inc.	22	1,738
Northrop Grumman Corp.	154	7,411
Raytheon Co.	155	7,846
United Technologies Corp.	235	11,278
		128,725
Agriculture – 3.2%
Altria Group, Inc.	1,415	23,404
Archer-Daniels-Midland Co.	1,441	39,455
Bunge Ltd.	365	15,738
Lorillard, Inc.	1,010	60,055
Philip Morris International, Inc.	3,120	115,908
Reynolds American, Inc.	452	17,257
		271,817
Airlines – 0.2%
Copa Holdings SA Class A	91	2,388
Southwest Airlines Co.	595	4,183
UAL Corp. (a)	700	6,608
		13,179
Apparel – 0.0%
VF Corp.	45	2,521
Auto Manufacturers – 1.7%
Navistar International Corp. (a)	4,380	133,021
Oshkosh Corp.	35	253
Toyota Motor Corp. Sponsored ADR (Japan)	150	9,526
		142,800
Automotive & Parts – 0.2%
Autoliv, Inc.	420	7,724
Johnson Controls, Inc.	239	2,990
Magna International, Inc. Class A	225	6,262
TRW Automotive Holdings Corp. (a)	13	40
		17,016
Banks – 4.7%
Associated Banc-Corp.	49	767
Bancorpsouth, Inc.	31	586
Bank of America Corp.	18,397	121,052
Bank of Hawaii Corp.	18	646
The Bank of New York Mellon Corp.	294	7,568
BB&T Corp.	372	7,362
BOK Financial Corp.	9	336
Capital One Financial Corp.	397	6,288
City National Corp.	15	519
Comerica, Inc.	81	1,349
Commerce Bancshares, Inc.	23	804
Cullen/Frost Bankers, Inc.	22	963
Deutsche Bank AG	275	7,054
Fifth Third Bancorp	1,214	2,901
First Citizens BancShares, Inc. Class A	2	280
First Horizon National Corp.	52	494
Fulton Financial Corp.	70	491
Huntington Bancshares, Inc.	583	1,679
Julius Baer Holding AG	2,426	71,974
KeyCorp	189	1,376
M&T Bank Corp.	39	1,518
Marshall & Ilsley Corp.	213	1,216
PNC Financial Services Group, Inc.	242	7,870
Popular, Inc.	122	334
Regions Financial Corp.	282	976
State Street Corp.	141	3,281
SunTrust Banks, Inc.	367	4,499
Synovus Financial Corp.	151	598
TCF Financial Corp.	51	632
U.S. Bancorp	1,381	20,494
Valley National Bancorp	30	391
Webster Financial Corp.	230	961
Wells Fargo & Co.	6,765	127,859
Whitney Holding Corp.	26	338
Wilmington Trust Corp.	25	342
Zions Bancorp	46	686
		406,484
Beverages – 1.6%
The Coca-Cola Co.	223	9,527
Coca-Cola Enterprises, Inc.	1,357	15,239
Constellation Brands, Inc. Class A (a)	52	755
Dr. Pepper Snapple Group, Inc. (a)	119	1,957
Molson Coors Brewing Co. Class B	2,491	100,313
The Pepsi Bottling Group, Inc.	538	10,378
PepsiCo, Inc.	1	50
		138,219
Biotechnology – 0.5%
Amgen, Inc. (a)	842	46,183
Life Technologies Corp. (a)	17	433
		46,616
Building Materials – 0.0%
Armstrong World Industries, Inc.	67	1,111
Masco Corp.	292	2,283
Owens Corning, Inc. (a)	50	667
		4,061
Chemicals – 4.0%
Ashland, Inc.	190	1,524
Cytec Industries, Inc.	29	593
The Dow Chemical Co.	500	5,795
Eastman Chemical Co.	303	7,863
Intrepid Potash, Inc. (a)	5	102
The Lubrizol Corp.	6,360	217,003
The Mosaic Co.	2,950	105,226
PPG Industries, Inc.	81	3,044
Rohm & Haas Co.	11	607
RPM International, Inc.	1	12
Sigma-Aldrich Corp.	22	794
The Valspar Corp.	149	2,585
		345,148

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services – 0.2%
Career Education Corp. (a)	39	$850
Convergys Corp. (a)	92	693
Donnelley (R.R.) & Sons Co.	93	908
Equifax, Inc.	26	643
Lender Processing Services, Inc.	33	855
Manpower, Inc.	32	911
McKesson Corp.	46	2,033
SAIC, Inc. (a)	88	1,737
Ticketmaster (a)	418	2,487
United Rentals, Inc. (a)	339	1,891
		13,008
Computers – 2.5%
Affiliated Computer Services, Inc. Class A (a)	49	2,247
Apple, Inc. (a)	300	27,039
Brocade Communications Systems, Inc. (a)	267	1,017
Computer Sciences Corp. (a)	96	3,537
Dell, Inc. (a)	900	8,550
Diebold, Inc.	117	2,899
EMC Corp. (a)	377	4,162
Lexmark International, Inc. Class A (a)	457	10,822
NCR Corp. (a)	229	2,874
Research In Motion Ltd. (a)	2,600	144,040
Seagate Technology	154	584
Synopsys, Inc. (a)	75	1,388
Teradata Corp. (a)	87	1,142
Western Digital Corp. (a)	425	6,239
		216,540
Cosmetics & Personal Care – 1.1%
Alberto-Culver Co.	34	832
The Procter & Gamble Co.	1,670	91,015
		91,847
Distribution & Wholesale – 0.1%
Genuine Parts Co.	83	2,657
Ingram Micro, Inc. Class A (a)	184	2,258
WESCO International, Inc. (a)	116	2,137
		7,052
Diversified Financial – 6.0%
American Express Co.	73	1,221
AmeriCredit Corp. (a)	175	824
Ameriprise Financial, Inc.	148	2,982
CIT Group, Inc.	133	371
Citigroup, Inc.	3,699	13,131
Discover Financial Services	705	5,041
Franklin Resources, Inc.	32	1,549
The Goldman Sachs Group, Inc.	508	41,011
Invesco Ltd.	152	1,815
JP Morgan Chase & Co.	7,870	200,764
Legg Mason, Inc.	62	996
Morgan Stanley	8,665	175,293
National Financial Partners Corp.	4,670	12,002
Raymond James Financial, Inc.	51	944
SLM Corp. (a)	4,800	54,960
Student Loan Corp.	1	47
		512,951
Electric – 6.9%
Alliant Energy Corp.	32	922
Ameren Corp.	502	16,691
American Electric Power Co., Inc.	4,602	144,273
CenterPoint Energy, Inc.	65	870
CMS Energy Corp.	301	3,537
Consolidated Edison, Inc.	133	5,420
Dominion Resources, Inc.	436	15,338
DPL, Inc.	51	1,099
DTE Energy Co.	134	4,623
Duke Energy Corp.	618	9,363
Edison International	137	4,462
Entergy Corp.	16	1,222
Exelon Corp.	2,169	117,603
FirstEnergy Corp.	135	6,749
FPL Group, Inc.	131	6,753
Great Plains Energy, Inc.	51	973
Hawaiian Electric Industries, Inc.	49	1,062
Integrys Energy Group, Inc.	23	960
MDU Resources Group, Inc.	90	1,790
Mirant Corp. (a)	18	309
Northeast Utilities	1	24
NRG Energy, Inc. (a)	71	1,658
NSTAR	52	1,759
NV Energy, Inc.	84	901
OGE Energy Corp.	44	1,086
Pepco Holdings, Inc.	99	1,763
PG&E Corp.	5,174	200,079
Pinnacle West Capital Corp.	49	1,640
Progress Energy, Inc.	129	4,995
Puget Energy, Inc.	38	1,117
Reliant Energy, Inc. (a)	1,800	9,162
SCANA Corp.	57	1,954
Southern Co.	457	15,287
TECO Energy, Inc.	103	1,237
Wisconsin Energy Corp.	51	2,274
Xcel Energy, Inc.	210	3,877
		592,832
Electrical Components & Equipment – 0.0%
Hubbell, Inc. Class B	51	1,581
Electronics – 0.8%
Arrow Electronics, Inc. (a)	51	973
AU Optronics Corp. Sponsored ADR (Taiwan)	1,300	9,204
PerkinElmer, Inc.	44	555
Thermo Fisher Scientific, Inc. (a)	1,444	51,883
Thomas & Betts Corp. (a)	26	556
Tyco Electronics Ltd.	124	1,756
Vishay Intertechnology, Inc. (a)	228	675
		65,602
Engineering & Construction – 0.0%
URS Corp. (a)	78	2,656
Entertainment – 0.5%
Cinemark Holdings, Inc.	5,820	46,036
International Speedway Corp. Class A	43	1,001
Warner Music Group Corp.	105	215
		47,252

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Environmental Controls – 0.1%
Republic Services, Inc.	119	$3,077
Waste Management, Inc.	251	7,829
		10,906
Foods – 4.1%
Campbell Soup Co.	3,530	107,206
ConAgra Foods, Inc.	316	5,404
Dean Foods Co. (a)	14	271
Del Monte Foods Co.	1,070	7,126
General Mills, Inc.	146	8,636
H.J. Heinz Co.	66	2,409
The Hershey Co.	47	1,752
The J.M. Smucker Co.	59	2,664
Kellogg Co.	48	2,097
Kraft Foods, Inc. Class A	942	26,423
The Kroger Co.	6,579	148,027
McCormick & Co., Inc.	31	993
Safeway, Inc.	906	19,416
Sara Lee Corp.	1,394	13,982
SuperValu, Inc.	420	7,367
		353,773
Forest Products & Paper – 0.1%
International Paper Co.	330	3,010
Plum Creek Timber Co., Inc.	35	1,077
Rayonier, Inc.	21	618
Weyerhaeuser Co.	66	1,804
		6,509
Gas – 0.3%
AGL Resources, Inc.	33	1,017
Atmos Energy Corp.	365	8,961
Energen Corp.	25	730
NiSource, Inc.	309	2,991
Sempra Energy	208	9,119
UGI Corp.	52	1,319
Vectren Corp.	39	1,006
		25,143
Hand & Machine Tools – 0.0%
The Black & Decker Corp.	62	1,792
Lincoln Electric Holdings, Inc.	3	124
Snap-on, Inc.	18	543
The Stanley Works	24	750
		3,209
Health Care — Products – 1.2%
Boston Scientific Corp. (a)	408	3,619
Covidien Ltd.	227	8,703
Hillenbrand Industries, Inc.	200	2,816
Hologic, Inc. (a)	58	684
Johnson & Johnson	1,488	85,843
		101,665
Health Care — Services – 2.7%
Aetna, Inc.	4,717	146,227
Cigna Corp.	114	1,979
Community Health Systems, Inc. (a)	35	652
Coventry Health Care, Inc. (a)	54	817
Health Management Associates, Inc. Class A (a)	135	215
LifePoint Hospitals, Inc. (a)	123	2,773
Lincare Holdings, Inc. (a)	15	361
Quest Diagnostics, Inc.	18	888
UnitedHealth Group, Inc.	2,412	68,332
Universal Health Services, Inc. Class B	31	1,173
WellPoint, Inc. (a)	254	10,528
		233,945
Holding Company — Diversified – 0.0%
Leucadia National Corp. (a)	80	1,274
Home Builders – 0.1%
Centex Corp.	119	1,013
D.R. Horton, Inc.	113	674
KB Home	27	288
Lennar Corp. Class A	137	1,054
M.D.C. Holdings, Inc.	35	1,072
NVR, Inc. (a)	2	852
Pulte Homes, Inc.	202	2,050
Toll Brothers, Inc. (a)	103	1,753
		8,756
Home Furnishing – 0.0%
Harman International Industries, Inc.	75	1,207
Whirlpool Corp.	23	769
		1,976
Household Products – 0.2%
Avery Dennison Corp.	96	2,326
The Clorox Co.	43	2,156
Fortune Brands, Inc.	88	2,816
Jarden Corp. (a)	78	814
Kimberly-Clark Corp.	111	5,713
		13,825
Housewares – 0.0%
Newell Rubbermaid, Inc.	99	800
Insurance – 6.1%
ACE Ltd.	400	17,464
Alleghany Corp. (a)	1	272
Allied World Assurance Holdings Ltd.	68	2,564
Allstate Corp.	820	17,769
American Financial Group, Inc.	120	2,038
American International Group, Inc.	1,700	2,176
American National Insurance	5	279
Aon Corp.	211	7,818
Arch Capital Group Ltd. (a)	40	2,406
Arthur J. Gallagher & Co.	42	990
Assurant, Inc.	3,528	93,139
Axis Capital Holdings Ltd.	36	873
Brown & Brown, Inc.	39	746
Chubb Corp.	282	12,008
Cincinnati Financial Corp.	125	2,741
CNA Financial Corp.	6	70
Conseco, Inc. (a)	1,030	2,400
Endurance Specialty Holdings Ltd.	33	900
Erie Indemnity Co. Class A	11	390
Everest Re Group Ltd.	3,005	189,315
Fidelity National Financial, Inc. Class A	76	1,111
First American Corp.	46	1,005
Genworth Financial, Inc. Class A	1,273	2,953
The Hartford Financial Services Group, Inc.	1,073	14,121
HCC Insurance Holdings, Inc.	41	960
Lincoln National Corp.	814	12,316
Loews Corp.	114	2,782
Marsh & McLennan Cos., Inc.	231	4,465
Mercury General Corp.	10	387
Metlife, Inc.	1,494	42,923

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Old Republic International Corp.	76	$784
OneBeacon Insurance Group Ltd.	135	1,141
PartnerRe Ltd.	47	3,080
Principal Financial Group, Inc.	116	1,924
The Progressive Corp. (a)	260	3,159
Protective Life Corp.	97	803
Prudential Financial, Inc.	175	4,506
Reinsurance Group of America, Inc. Class A	23	819
RenaissanceRe Holdings Ltd.	21	938
StanCorp Financial Group, Inc.	76	1,962
Torchmark Corp.	65	1,950
The Travelers Cos., Inc.	1,042	40,263
Unitrin, Inc.	13	166
Unum Group	1,031	14,599
W.R. Berkley Corp.	75	1,986
White Mountains Insurance Group Ltd.	3	725
XL Capital Ltd. Class A	1,578	4,576
		522,762
Internet – 0.9%
Google, Inc. Class A (a)	160	54,165
HLTH Corp. (a)	207	2,356
IAC/InterActiveCorp (a)	36	529
Liberty Media Holding Corp. Interactive Class A (a)	155	487
McAfee, Inc. (a)	15	457
Symantec Corp. (a)	1,136	17,415
		75,409
Investment Companies – 0.0%
Allied Capital Corp.	115	179
American Capital Strategies Ltd.	185	529
		708
Iron & Steel – 0.1%
Carpenter Technology Corp.	39	643
Nucor Corp.	139	5,670
Reliance Steel & Aluminum Co.	21	465
Schnitzer Steel Industries, Inc. Class A	7	275
United States Steel Corp.	13	390
		7,443
Leisure Time – 0.0%
Carnival Corp.	88	1,600
Interval Leisure Group, Inc. (a)	378	1,894
		3,494
Lodging – 0.1%
Wyndham Worldwide Corp.	800	4,904
Machinery — Diversified – 0.1%
AGCO Corp. (a)	12	255
Eaton Corp.	40	1,761
Gardner Denver, Inc. (a)	128	2,787
IDEX Corp.	49	1,108
		5,911
Manufacturing – 3.8%
AptarGroup, Inc.	29	894
Cooper Industries Ltd. Class A	18	484
Crane Co.	24	418
Danaher Corp.	34	1,902
Dover Corp.	510	14,423
Eastman Kodak Co.	333	1,508
General Electric Co.	7,823	94,893
Illinois Tool Works, Inc.	109	3,560
Ingersoll-Rand Co. Ltd. Class A	117	1,897
ITT Corp.	20	906
Leggett & Platt, Inc.	121	1,511
Pentair, Inc.	53	1,212
Teleflex, Inc.	46	2,446
Tyco International Ltd.	9,560	200,951
		327,005
Media – 4.4%
Cablevision Systems Corp. Class A	1,608	25,776
CBS Corp. Class B	2,154	12,321
Comcast Corp. Class A	1,375	20,144
Discovery Communications, Inc., Series C (a)	121	1,740
Gannett Co., Inc.	1,298	7,489
Hearst-Argyle Television, Inc.	250	985
Liberty Global, Inc. Class A (a)	68	991
Liberty Global, Inc. Class C (a)	2,890	41,385
Liberty Media Corp. Capital Class A (a)	123	675
The McGraw-Hill Cos., Inc.	70	1,539
Meredith Corp.	17	272
News Corp. Class A	17,539	112,074
Time Warner Cable, Inc. Class A (a)	3,417	63,659
Time Warner, Inc.	5,633	52,556
Viacom, Inc. Class B (a)	508	7,493
The Walt Disney Co.	1,621	33,522
Washington Post Co. Class B	1	391
		383,012
Mining – 0.1%
Freeport-McMoRan Copper & Gold, Inc.	129	3,243
Vulcan Materials Co.	72	3,561
		6,804
Office Equipment/Supplies – 0.1%
Pitney Bowes, Inc.	69	1,536
Xerox Corp.	804	5,338
		6,874
Oil & Gas – 16.9%
Anadarko Petroleum Corp.	420	15,431
Apache Corp.	1,282	96,150
BP PLC Sponsored ADR (United Kingdom)	425	18,050
Chevron Corp.	5,779	407,535
Cimarex Energy Co.	37	919
ConocoPhillips	1,821	86,552
Devon Energy Corp.	3,703	228,105
EOG Resources, Inc.	75	5,083
Exxon Mobil Corp.	5,373	410,927
Marathon Oil Corp.	320	8,714
Mariner Energy, Inc. (a)	6	59
Nabors Industries Ltd. (a)	136	1,489
Noble Energy, Inc.	41	2,006
Occidental Petroleum Corp.	250	13,637
Patterson-UTI Energy, Inc.	58	554
Petroleo Brasileiro SA Sponsored ADR (Brazil)	5,080	110,033
Pioneer Natural Resources Co.	50	732

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)	200	$9,846
Sunoco, Inc.	162	7,504
Tesoro Corp.	43	741
Total SA Sponsored ADR (France)	200	9,956
Unit Corp. (a)	5	125
Valero Energy Corp.	776	18,717
		1,452,865
Oil & Gas Services – 0.0%
BJ Services Co.	157	1,727
Key Energy Services, Inc. (a)	45	153
Oil States International, Inc. (a)	18	330
SEACOR Holdings, Inc. (a)	8	520
Tidewater, Inc.	29	1,207
		3,937
Packaging & Containers – 0.5%
Ball Corp.	401	15,374
Bemis Co., Inc.	419	9,457
Owens-IIlinois, Inc. (a)	438	8,322
Pactiv Corp. (a)	100	2,162
Sealed Air Corp.	99	1,341
Sonoco Products Co.	422	9,677
		46,333
Pharmaceuticals – 8.4%
Abbott Laboratories	2,610	144,698
AmerisourceBergen Corp.	66	2,397
Bristol-Myers Squibb Co.	78	1,670
Cardinal Health, Inc.	275	10,354
Eli Lilly & Co.	990	36,452
Endo Pharmaceuticals Holdings, Inc. (a)	67	1,505
Forest Laboratories, Inc. (a)	213	5,334
GlaxoSmithKline PLC ADR (United Kingdom)	325	11,460
Hospira, Inc. (a)	38	946
King Pharmaceuticals, Inc. (a)	286	2,500
Merck & Co., Inc.	1,865	53,246
Mylan, Inc. (a)	201	2,277
NBTY, Inc. (a)	7	132
Omnicare, Inc.	106	2,964
Pfizer, Inc.	7,383	107,644
Sanofi-Aventis ADR (France)	450	12,676
Schering-Plough Corp.	7,050	123,798
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	20	829
Watson Pharmaceuticals, Inc. (a)	103	2,810
Wyeth	4,632	199,037
		722,729
Pipelines – 0.1%
El Paso Corp.	5	41
National Fuel Gas Co.	39	1,168
Oneok, Inc.	59	1,724
Spectra Energy Corp.	309	4,484
		7,417
Real Estate Investment Trusts (REITS) – 0.5%
AMB Property Corp.	51	822
Annaly Capital Management, Inc.	304	4,603
Apartment Investment & Management Co. Class A	3	27
AvalonBay Communities, Inc.	23	1,192
BRE Properties, Inc.	24	609
Camden Property Trust	59	1,555
CapitalSource, Inc.	91	331
CBL & Associates Properties, Inc.	679	2,763
Developers Diversified Realty Corp.	46	221
Duke Realty Corp.	66	608
Equity Residential	181	4,331
HCP, Inc.	148	3,454
Health Care, Inc.	28	1,059
Hospitality Properties Trust	66	886
Host Hotels & Resorts, Inc.	236	1,270
HRPT Properties Trust	487	1,549
iStar Financial, Inc.	53	56
Kimco Realty Corp.	112	1,611
Liberty Property Trust	65	1,300
Mack-Cali Realty Corp.	59	1,199
Nationwide Health Properties, Inc.	27	689
Prologis	146	1,461
Regency Centers Corp.	36	1,271
SL Green Realty Corp.	52	817
UDR, Inc.	58	680
Ventas, Inc.	1	28
Vornado Realty Trust	71	3,607
Weingarten Realty Investors	50	809
		38,808
Retail – 3.1%
AnnTaylor Stores Corp. (a)	17	84
AutoNation, Inc. (a)	836	7,758
Barnes & Noble, Inc.	15	246
Bed Bath & Beyond, Inc. (a)	1,000	23,230
BJ's Wholesale Club, Inc. (a)	91	2,610
CVS Caremark Corp.	185	4,973
Family Dollar Stores, Inc.	103	2,860
Foot Locker, Inc.	940	6,918
GameStop Corp. Class A (a)	1,000	24,780
The Gap, Inc.	227	2,561
The Home Depot, Inc.	2,167	46,656
J.C. Penney Co., Inc.	454	7,605
Jones Apparel Group, Inc.	1,555	5,380
Kohl's Corp. (a)	34	1,248
Limited Brands, Inc.	1,207	9,559
Liz Claiborne, Inc.	530	1,166
Lowe's Cos., Inc.	1,224	22,363
Macy's, Inc.	1,140	10,203
McDonald's Corp.	62	3,597
Phillips-Van Heusen Corp.	3	57
RadioShack Corp.	89	1,020
Sears Holdings Corp. (a)	26	1,064
Staples, Inc.	47	749
Wal-Mart Stores, Inc.	742	34,963
Walgreen Co.	1,800	49,338
		270,988
Savings & Loans – 0.1%
Astoria Financial Corp.	254	2,306
Capitol Federal Financial	5	207
Hudson City Bancorp, Inc.	180	2,088
New York Community Bancorp, Inc.	132	1,749

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
People's United Financial, Inc.	140	$2,291
Washington Federal, Inc.	35	430
		9,071
Semiconductors – 0.4%
Atmel Corp. (a)	304	1,015
Integrated Device Technology, Inc. (a)	44	253
Intel Corp.	397	5,121
LSI Corp. (a)	72	229
Novellus Systems, Inc. (a)	52	717
Nvidia Corp. (a)	1,400	11,130
QLogic Corp. (a)	234	2,649
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	1,809	13,640
		34,754
Software – 0.1%
CA, Inc.	95	1,709
Compuware Corp. (a)	185	1,202
Dun & Bradstreet Corp.	11	836
Fidelity National Information Services, Inc.	87	1,384
IMS Health, Inc.	51	741
		5,872
Telecommunications – 7.4%
Amdocs Ltd. (a)	42	711
AT&T, Inc.	15,158	373,190
CenturyTel, Inc.	104	2,823
Corning, Inc.	1,900	19,209
Embarq Corp.	59	2,107
Frontier Communications Corp.	157	1,273
Motorola, Inc.	5,230	23,169
Nokia Oyj Sponsored ADR (Finland)	1,000	12,270
Qualcomm, Inc.	2,810	97,085
Qwest Communications International, Inc.	428	1,378
Sprint Nextel Corp. (a)	5,100	12,393
Telefonaktiebolaget LM Ericsson Sponsored ADR (Sweden)	1,700	13,583
Telefonica SA Sponsored ADR (Spain)	75	4,021
Tellabs, Inc. (a)	170	702
Verizon Communications, Inc.	2,387	71,300
Vodafone Group PLC Sponsored ADR (United Kingdom)	200	3,718
Windstream Corp.	329	2,856
		641,788
Textiles – 0.0%
Cintas Corp.	59	1,342
Mohawk Industries, Inc. (a)	17	546
		1,888
Toys, Games & Hobbies – 0.0%
Hasbro, Inc.	42	1,013
Mattel, Inc.	129	1,831
		2,844
Transportation – 0.6%
Alexander & Baldwin, Inc.	11	243
FedEx Corp.	146	7,437
Norfolk Southern Corp.	140	5,370
Overseas Shipholding Group, Inc.	70	2,499
Ryder System, Inc.	17	574
United Parcel Service, Inc. Class B	920	39,091
		55,214
Trucking & Leasing – 0.4%
Aircastle Ltd.	7,200	29,376
GATX Corp.	107	2,579
		31,955
Water – 0.0%
Aqua America, Inc.	65	1,348
TOTAL COMMON STOCK (Cost $11,632,430)		8,502,180
TOTAL EQUITIES (Cost $11,632,430)		8,502,180
Options – 0.0%
Bank of America Corp. Call, Expires 02/21//09, Strike 12.500	1,800	72
Bank of America Corp. Call, Expires 02/21/09, Strike 14.000	100	2
TOTAL OPTIONS (Cost $1,403)		74
TOTAL LONG-TERM INVESTMENTS (Cost $11,633,833)		8,502,254
	Principal Amount
SHORT-TERM INVESTMENTS – 3.5%
Repurchase Agreement – 3.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/30/09, 0.050%, due 2/02/09 (b)	$298,353	298,353
TOTAL SHORT-TERM INVESTMENTS (Cost $298,353)		298,353
TOTAL INVESTMENTS – 102.2% (Cost $11,932,186) (c)		8,800,607
Other Assets/ (Liabilities) — (2.2)%		(186,591)
NET ASSETS – 100.0%		$8,614,016

Notes to Portfolio of Investments
ADR	- American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $298,354. Collateralized by U.S. Government Agency obligations with rates ranging from 4.572% - 7.100%, maturity dates ranging from 6/01/21 - 7/01/34, and an aggregate market value, including accrued interest, of $308,283.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments

January 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.7%
COMMON STOCK — 99.7%
Advertising – 0.0%
Omnicom Group, Inc.	3,500	$90,615
Aerospace & Defense – 2.2%
Alliant Techsystems, Inc. (a)	1,000	80,810
General Dynamics Corp.	28,280	1,604,325
L-3 Communications Holdings, Inc.	3,060	241,801
Northrop Grumman Corp.	19,850	955,182
Raytheon Co.	20,770	1,051,377
United Technologies Corp.	31,880	1,529,921
		5,463,416
Agriculture – 1.2%
Altria Group, Inc.	40,840	675,493
Archer-Daniels-Midland Co.	57,700	1,579,826
Bunge Ltd.	8,400	360,696
Reynolds American, Inc.	13,570	518,103
		3,134,118
Airlines – 0.3%
Copa Holdings SA Class A	11,800	309,632
Southwest Airlines Co.	78,000	548,340
		857,972
Apparel – 0.1%
VF Corp.	6,030	337,801
Auto Manufacturers – 0.0%
Oshkosh Corp.	4,600	33,212
Automotive & Parts – 0.2%
Autoliv, Inc.	8,600	158,154
Johnson Controls, Inc.	31,300	391,563
		549,717
Banks – 7.0%
Associated Banc-Corp.	7,650	119,722
Bancorpsouth, Inc.	4,300	81,270
Bank of America Corp.	372,474	2,450,879
Bank of Hawaii Corp.	3,220	115,501
The Bank of New York Mellon Corp.	38,150	981,981
BB&T Corp.	48,319	956,233
BOK Financial Corp.	1,200	44,760
Capital One Financial Corp.	28,950	458,568
City National Corp.	2,170	75,104
Comerica, Inc.	10,700	178,262
Commerce Bancshares, Inc.	3,287	114,881
Cullen/Frost Bankers, Inc.	4,000	175,080
Fifth Third Bancorp	23,160	55,352
First Citizens BancShares, Inc. Class A	400	55,944
First Horizon National Corp.	14,468	137,736
Fulton Financial Corp.	9,200	64,584
Huntington Bancshares, Inc.	75,471	217,356
KeyCorp	26,400	192,192
M&T Bank Corp.	5,140	199,997
Marshall & Ilsley Corp.	30,080	171,757
PNC Financial Services Group, Inc.	31,336	1,019,047
Popular, Inc.	18,000	49,320
Regions Financial Corp.	36,660	126,844
State Street Corp.	18,300	425,841
SunTrust Banks, Inc.	24,899	305,262
Synovus Financial Corp.	19,860	78,646
TCF Financial Corp.	6,700	83,013
U.S. Bancorp	133,390	1,979,507
Valley National Bancorp	4,352	56,663
Webster Financial Corp.	29,800	124,564
Wells Fargo & Co.	332,010	6,274,989
Whitney Holding Corp.	3,400	44,166
Wilmington Trust Corp.	3,500	47,915
Zions Bancorp	6,150	91,758
		17,554,694
Beverages – 0.7%
The Coca-Cola Co.	14,390	614,741
Coca-Cola Enterprises, Inc.	20,420	229,317
Constellation Brands, Inc. Class A (a)	6,930	100,624
Dr. Pepper Snapple Group, Inc. (a)	18,900	310,905
Molson Coors Brewing Co. Class B	11,860	477,602
The Pepsi Bottling Group, Inc.	5,160	99,536
		1,832,725
Biotechnology – 1.7%
Amgen, Inc. (a)	74,700	4,097,295
Life Technologies Corp. (a)	2,360	60,086
		4,157,381
Building Materials – 0.2%
Armstrong World Industries, Inc.	8,600	142,588
Masco Corp.	39,300	307,326
Owens Corning, Inc. (a)	9,100	121,394
		571,308
Chemicals – 0.9%
Ashland, Inc.	25,100	201,302
Cytec Industries, Inc.	4,900	100,156
The Dow Chemical Co.	64,910	752,307
Eastman Chemical Co.	7,200	186,840
PPG Industries, Inc.	10,900	409,622
Rohm & Haas Co.	1,600	88,304
RPM International, Inc.	200	2,462
Sigma-Aldrich Corp.	2,880	103,910
The Valspar Corp.	19,300	334,855
		2,179,758
Commercial Services – 0.7%
Career Education Corp. (a)	5,100	111,180
Convergys Corp. (a)	12,170	91,640
Donnelley (R.R.) & Sons Co.	14,800	144,448
Equifax, Inc.	5,300	131,016
Lender Processing Services, Inc.	4,300	111,456
Manpower, Inc.	4,900	139,454
McKesson Corp.	5,990	264,758
SAIC, Inc. (a)	12,800	252,672
Ticketmaster (a)	57,320	341,054
United Rentals, Inc. (a)	43,800	244,404
		1,832,082
Computers – 1.2%
Affiliated Computer Services, Inc. Class A (a)	7,300	334,778
Brocade Communications Systems, Inc. (a)	37,500	142,875
Computer Sciences Corp. (a)	12,470	459,395
Diebold, Inc.	15,300	379,134
EMC Corp. (a)	49,300	544,272

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lexmark International, Inc. Class A (a)	13,870	$328,442
NCR Corp. (a)	24,750	310,612
Seagate Technology	26,900	101,951
Synopsys, Inc. (a)	14,800	273,800
Teradata Corp. (a)	5,900	77,467
		2,952,726
Cosmetics & Personal Care – 2.7%
Alberto-Culver Co.	2,010	49,165
The Procter & Gamble Co.	125,810	6,856,645
		6,905,810
Distribution & Wholesale – 0.4%
Genuine Parts Co.	10,800	345,816
Ingram Micro, Inc. Class A (a)	23,800	292,026
WESCO International, Inc. (a)	15,200	279,984
		917,826
Diversified Financial – 4.2%
American Express Co.	9,700	162,281
AmeriCredit Corp. (a)	22,700	106,917
Ameriprise Financial, Inc.	19,230	387,485
CIT Group, Inc.	20,180	56,302
Citigroup, Inc.	343,010	1,217,685
Discover Financial Services	27,900	199,485
Fannie Mae	23,000	13,800
Franklin Resources, Inc.	4,100	198,522
The Goldman Sachs Group, Inc.	13,900	1,122,147
Invesco Ltd.	19,700	232,263
JP Morgan Chase & Co.	182,027	4,643,509
Legg Mason, Inc.	8,000	128,480
MF Global Ltd. (a)	2,800	7,560
Morgan Stanley	93,900	1,899,597
Raymond James Financial, Inc.	7,600	140,676
Student Loan Corp.	320	15,021
		10,531,730
Electric – 5.9%
Alliant Energy Corp.	4,300	123,969
Ameren Corp.	13,360	444,220
American Electric Power Co., Inc.	26,530	831,716
CenterPoint Energy, Inc.	8,700	116,406
Consolidated Edison, Inc.	17,360	707,420
Dominion Resources, Inc.	24,200	851,356
DPL, Inc.	6,600	142,230
DTE Energy Co.	17,910	617,895
Duke Energy Corp.	81,016	1,227,392
Edison International	17,880	582,352
Entergy Corp.	2,100	160,356
Exelon Corp.	5,290	286,824
FirstEnergy Corp.	17,620	880,824
FPL Group, Inc.	17,010	876,866
Great Plains Energy, Inc.	9,837	187,592
Hawaiian Electric Industries, Inc.	7,200	156,096
Integrys Energy Group, Inc.	2,940	122,745
MDU Resources Group, Inc.	8,400	167,076
Mirant Corp. (a)	4,300	73,831
NRG Energy, Inc. (a)	9,400	219,584
NSTAR	8,010	270,898
NV Energy, Inc.	12,900	138,417
OGE Energy Corp.	6,860	169,305
Pepco Holdings, Inc.	12,810	228,146
PG&E Corp.	22,930	886,703
Pinnacle West Capital Corp.	6,460	216,216
Progress Energy, Inc.	16,600	642,752
Puget Energy, Inc.	4,960	145,824
SCANA Corp.	7,420	254,432
Southern Co.	59,950	2,005,327
TECO Energy, Inc.	13,530	162,495
Wisconsin Energy Corp.	7,480	333,458
Xcel Energy, Inc.	27,520	508,019
		14,738,742
Electrical Components & Equipment – 0.1%
Hubbell, Inc. Class B	6,800	210,800
Electronics – 0.5%
Arrow Electronics, Inc. (a)	6,600	125,862
PerkinElmer, Inc.	3,910	49,344
Thermo Fisher Scientific, Inc. (a)	16,910	607,577
Thomas & Betts Corp. (a)	3,800	81,282
Tyco Electronics Ltd.	16,100	227,976
Vishay Intertechnology, Inc. (a)	10,900	32,264
		1,124,305
Engineering & Construction – 0.1%
URS Corp. (a)	10,100	343,905
Entertainment – 0.1%
International Speedway Corp. Class A	5,500	128,040
Warner Music Group Corp.	13,900	28,495
		156,535
Environmental Controls – 0.6%
Republic Services, Inc.	15,390	397,985
Waste Management, Inc.	33,040	1,030,518
		1,428,503
Foods – 3.2%
Campbell Soup Co.	6,600	200,442
ConAgra Foods, Inc.	46,600	796,860
Corn Products International, Inc.	70	1,621
Dean Foods Co. (a)	1,900	36,746
Del Monte Foods Co.	47,900	319,014
General Mills, Inc.	19,470	1,151,650
H.J. Heinz Co.	9,730	355,145
The Hershey Co.	7,800	290,784
Hormel Foods Corp.	100	2,983
The J.M. Smucker Co.	5,540	250,131
Kellogg Co.	6,520	284,859
Kraft Foods, Inc. Class A	89,550	2,511,877
The Kroger Co.	30,040	675,900
McCormick & Co., Inc.	4,000	128,160
Safeway, Inc.	28,800	617,184
Sara Lee Corp.	25,100	251,753
Smithfield Foods, Inc. (a)	1,100	13,057
SuperValu, Inc.	12,300	215,742
		8,103,908
Forest Products & Paper – 0.4%
Domtar Corp. (a)	44,100	65,709
International Paper Co.	43,100	393,072
Plum Creek Timber Co., Inc.	4,600	141,542
Rayonier, Inc.	2,700	79,488
Weyerhaeuser Co.	8,600	235,124
		914,935
Gas – 0.9%
AGL Resources, Inc.	5,560	171,415
Atmos Energy Corp.	6,450	158,348
Energen Corp.	3,800	110,998
NiSource, Inc.	19,390	187,695
Sempra Energy	27,010	1,184,118
Southern Union Co.	4,000	51,560
UGI Corp.	6,890	174,799

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Vectren Corp.	5,450	$140,556
		2,179,489
Hand & Machine Tools – 0.2%
The Black & Decker Corp.	8,030	232,147
Lincoln Electric Holdings, Inc.	1,600	65,872
Snap-on, Inc.	3,830	115,590
The Stanley Works	3,300	103,158
		516,767
Health Care — Products – 3.2%
Boston Scientific Corp. (a)	53,500	474,545
Covidien Ltd.	29,400	1,127,196
Hillenbrand Industries, Inc.	28,200	397,056
Hologic, Inc. (a)	7,500	88,425
Johnson & Johnson	102,000	5,884,380
Zimmer Holdings, Inc. (a)	100	3,640
		7,975,242
Health Care — Services – 1.4%
Aetna, Inc.	7,620	236,220
Cigna Corp.	15,000	260,400
Community Health Systems, Inc. (a)	4,700	87,608
Coventry Health Care, Inc. (a)	7,000	105,910
Health Management Associates, Inc. Class A (a)	18,000	28,620
LifePoint Hospitals, Inc. (a)	15,900	358,386
Lincare Holdings, Inc. (a)	2,100	50,505
Quest Diagnostics, Inc.	2,500	123,375
UnitedHealth Group, Inc.	27,600	781,908
Universal Health Services, Inc. Class B	2,800	105,980
WellPoint, Inc. (a)	32,900	1,363,705
		3,502,617
Holding Company — Diversified – 0.1%
Leucadia National Corp. (a)	10,800	171,936
Home Builders – 0.5%
Centex Corp.	9,700	82,547
D.R. Horton, Inc.	14,700	87,612
KB Home	3,600	38,412
Lennar Corp. Class A	18,100	139,189
M.D.C. Holdings, Inc.	4,700	144,008
NVR, Inc. (a)	400	170,436
Pulte Homes, Inc.	22,500	228,375
Toll Brothers, Inc. (a)	15,900	270,618
		1,161,197
Home Furnishing – 0.1%
Harman International Industries, Inc.	10,100	162,509
Whirlpool Corp.	3,200	106,976
		269,485
Household Products – 0.7%
Avery Dennison Corp.	12,400	300,452
The Clorox Co.	5,700	285,855
Fortune Brands, Inc.	11,360	363,520
Jarden Corp. (a)	10,200	106,386
Kimberly-Clark Corp.	14,740	758,668
		1,814,881
Housewares – 0.0%
Newell Rubbermaid, Inc.	12,800	103,424
Insurance – 5.9%
Alleghany Corp. (a)	302	82,274
Allied World Assurance Holdings Ltd.	7,000	263,900
Allstate Corp.	25,500	552,585
American Financial Group, Inc.	16,900	286,962
American International Group, Inc.	42,050	53,824
American National Insurance	880	49,148
Aon Corp.	27,360	1,013,688
Arch Capital Group Ltd. (a)	4,600	276,690
Arthur J. Gallagher & Co.	5,500	129,635
Assurant, Inc.	5,690	150,216
Axis Capital Holdings Ltd.	4,900	118,874
Brown & Brown, Inc.	5,100	97,563
Chubb Corp.	36,660	1,560,983
Cincinnati Financial Corp.	16,320	357,898
CNA Financial Corp.	1,400	16,282
Conseco, Inc. (a)	133,300	310,589
Endurance Specialty Holdings Ltd.	4,500	122,670
Erie Indemnity Co. Class A	2,150	76,218
Everest Re Group Ltd.	3,200	201,600
Fidelity National Financial, Inc. Class A	11,200	163,744
First American Corp.	6,200	135,408
Genworth Financial, Inc. Class A	20,860	48,395
The Hanover Insurance Group, Inc.	100	4,042
The Hartford Financial Services Group, Inc.	22,590	297,284
HCC Insurance Holdings, Inc.	7,570	177,214
Lincoln National Corp.	14,998	226,920
Loews Corp.	16,420	400,648
Marsh & McLennan Cos., Inc.	30,700	593,431
Mercury General Corp.	3,090	119,707
Metlife, Inc.	27,340	785,478
Old Republic International Corp.	11,900	122,808
OneBeacon Insurance Group Ltd.	17,800	150,410
PartnerRe Ltd.	6,200	406,286
Principal Financial Group, Inc.	15,000	248,850
The Progressive Corp. (a)	39,800	483,570
Protective Life Corp.	12,580	104,162
Prudential Financial, Inc.	22,700	584,525
Reinsurance Group of America, Inc. Class A	5,050	179,931
RenaissanceRe Holdings Ltd.	2,800	125,132
StanCorp Financial Group, Inc.	9,870	254,843
Torchmark Corp.	6,740	202,200
The Travelers Cos., Inc.	57,169	2,209,010
Unitrin, Inc.	2,150	27,434
Unum Group	32,300	457,368
W.R. Berkley Corp.	9,900	262,152
White Mountains Insurance Group Ltd.	400	96,600
XL Capital Ltd. Class A	70,850	205,465
		14,794,616
Internet – 0.5%
HLTH Corp. (a)	19,900	226,462
IAC/InterActiveCorp (a)	4,850	71,295
Liberty Media Holding Corp. Interactive Class A (a)	22,200	69,708
McAfee, Inc. (a)	2,100	64,029

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Symantec Corp. (a)	57,150	$876,109
		1,307,603
Investment Companies – 0.0%
Allied Capital Corp.	15,220	23,743
American Capital Strategies Ltd.	28,860	82,540
		106,283
Iron & Steel – 0.4%
Carpenter Technology Corp.	5,100	84,150
Nucor Corp.	18,000	734,220
Reliance Steel & Aluminum Co.	2,800	61,964
Schnitzer Steel Industries, Inc. Class A	2,200	86,394
United States Steel Corp.	1,790	53,754
		1,020,482
Leisure Time – 0.2%
Carnival Corp.	11,500	209,185
Interval Leisure Group, Inc. (a)	49,020	245,590
		454,775
Machinery — Diversified – 0.3%
AGCO Corp. (a)	2,370	50,434
Eaton Corp.	5,200	228,904
Gardner Denver, Inc. (a)	13,300	289,541
IDEX Corp.	6,400	144,704
		713,583
Manufacturing – 3.7%
AptarGroup, Inc.	3,800	117,116
Cooper Industries Ltd. Class A	2,600	69,966
Crane Co.	6,120	106,610
Danaher Corp.	4,400	246,092
Dover Corp.	11,100	313,908
Eastman Kodak Co.	43,600	197,508
General Electric Co.	516,890	6,269,876
Illinois Tool Works, Inc.	14,100	460,506
Ingersoll-Rand Co. Ltd. Class A	15,500	251,255
ITT Corp.	4,000	181,120
Leggett & Platt, Inc.	19,910	248,676
Pentair, Inc.	8,500	194,395
Teleflex, Inc.	6,020	320,144
Tyco International Ltd.	14,375	302,162
		9,279,334
Media – 3.8%
Cablevision Systems Corp. Class A	12,800	205,184
CBS Corp. Class B	19,900	113,828
Comcast Corp. Class A	178,000	2,607,700
Discovery Communications, Inc., Series C (a)	16,300	234,394
The E.W. Scripps Co. Class A	3,466	5,580
Gannett Co., Inc.	13,300	76,741
Hearst-Argyle Television, Inc.	32,900	129,626
Liberty Global, Inc. Class A (a)	8,800	128,216
Liberty Media Corp. Capital Class A (a)	16,160	88,719
The McGraw-Hill Cos., Inc.	10,100	222,099
News Corp. Class A	74,000	472,860
Time Warner Cable, Inc. Class A (a)	6,200	115,506
Time Warner, Inc.	273,170	2,548,676
Viacom, Inc. Class B (a)	4,300	63,425
The Walt Disney Co.	114,690	2,371,789
Washington Post Co. Class B	300	117,168
		9,501,511
Metal Fabricate & Hardware – 0.0%
Timken Co.	4,800	71,472
Mining – 0.4%
Freeport-McMoRan Copper & Gold, Inc.	16,800	422,352
Vulcan Materials Co.	9,500	469,870
		892,222
Office Equipment/Supplies – 0.3%
Pitney Bowes, Inc.	7,700	171,402
Xerox Corp.	93,360	619,910
		791,312
Oil & Gas – 19.6%
Anadarko Petroleum Corp.	54,450	2,000,493
Apache Corp.	20,050	1,503,750
Chevron Corp.	156,595	11,043,079
Cimarex Energy Co.	5,000	124,200
ConocoPhillips	138,648	6,589,940
Devon Energy Corp.	27,450	1,690,920
Exxon Mobil Corp.	300,680	22,996,006
Marathon Oil Corp.	43,200	1,176,336
Mariner Energy, Inc. (a)	1,500	14,850
Nabors Industries Ltd. (a)	21,000	229,950
Newfield Exploration Co. (a)	100	1,919
Noble Energy, Inc.	5,400	264,222
Patterson-UTI Energy, Inc.	8,500	81,260
Pioneer Natural Resources Co.	6,500	95,160
Pride International, Inc. (a)	2,600	41,912
Sunoco, Inc.	4,900	226,968
Tesoro Corp.	5,600	96,488
Unit Corp. (a)	700	17,458
Valero Energy Corp.	48,764	1,176,188
		49,371,099
Oil & Gas Services – 0.2%
BJ Services Co.	20,300	223,300
Oil States International, Inc. (a)	2,100	38,451
SEACOR Holdings, Inc. (a)	1,300	84,552
Tidewater, Inc.	5,230	217,620
		563,923
Packaging & Containers – 0.5%
Ball Corp.	6,700	256,878
Bemis Co., Inc.	9,960	224,797
Owens-IIlinois, Inc. (a)	4,900	93,100
Pactiv Corp. (a)	14,700	317,814
Sealed Air Corp.	11,200	151,760
Sonoco Products Co.	9,400	215,542
		1,259,891
Pharmaceuticals – 6.4%
AmerisourceBergen Corp.	8,640	313,805
Bristol-Myers Squibb Co.	10,600	226,946
Cardinal Health, Inc.	200	7,530
Eli Lilly & Co.	89,220	3,285,080
Endo Pharmaceuticals Holdings, Inc. (a)	8,600	193,242
Forest Laboratories, Inc. (a)	27,600	691,104
Hospira, Inc. (a)	4,900	122,010
King Pharmaceuticals, Inc. (a)	42,420	370,751
Merck & Co., Inc.	31,810	908,175
Mylan, Inc. (a)	19,500	220,935
NBTY, Inc. (a)	1,100	20,757
Omnicare, Inc.	14,000	391,440

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pfizer, Inc.	452,230	$6,593,513
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	3,010	124,765
Watson Pharmaceuticals, Inc. (a)	13,360	364,461
Wyeth	54,810	2,355,186
		16,189,700
Pipelines – 0.4%
El Paso Corp.	950	7,771
National Fuel Gas Co.	6,950	208,222
Oneok, Inc.	7,780	227,332
Spectra Energy Corp.	40,600	589,106
		1,032,431
Real Estate Investment Trusts (REITS) – 2.1%
AMB Property Corp.	6,600	106,392
Annaly Capital Management, Inc.	39,460	597,424
AvalonBay Communities, Inc.	3,204	165,999
BRE Properties, Inc.	4,300	109,177
Camden Property Trust	7,600	200,336
CapitalSource, Inc.	28,800	104,832
CBL & Associates Properties, Inc.	87,900	357,753
Developers Diversified Realty Corp.	6,570	31,536
Duke Realty Corp.	8,900	81,969
Equity Residential	23,600	564,748
HCP, Inc.	19,200	448,128
Health Care, Inc.	3,700	139,897
Hospitality Properties Trust	8,840	118,633
Host Hotels & Resorts, Inc.	40,700	218,966
HRPT Properties Trust	63,170	200,881
iStar Financial, Inc.	8,000	8,400
Kimco Realty Corp.	14,600	209,948
Liberty Property Trust	8,570	171,400
Mack-Cali Realty Corp.	7,860	159,715
Nationwide Health Properties, Inc.	3,500	89,355
Prologis	19,300	193,193
Regency Centers Corp.	4,700	165,910
SL Green Realty Corp.	6,900	108,399
UDR, Inc.	7,800	91,494
Ventas, Inc.	200	5,574
Vornado Realty Trust	9,200	467,452
Weingarten Realty Investors	6,700	108,473
		5,225,984
Retail – 4.0%
AnnTaylor Stores Corp. (a)	2,300	11,316
AutoNation, Inc. (a)	17,740	164,627
Barnes & Noble, Inc.	2,300	37,766
BJ's Wholesale Club, Inc. (a)	12,400	355,632
CVS Caremark Corp.	23,900	642,432
Family Dollar Stores, Inc.	14,000	388,780
Foot Locker, Inc.	44,100	324,576
The Gap, Inc.	29,400	331,632
The Home Depot, Inc.	112,400	2,419,972
J.C. Penney Co., Inc.	13,600	227,800
Jones Apparel Group, Inc.	98,930	342,298
Kohl's Corp. (a)	4,500	165,195
Limited Brands, Inc.	39,700	314,424
Liz Claiborne, Inc.	68,700	151,140
Lowe's Cos., Inc.	80,800	1,476,216
Macy's, Inc.	44,444	397,774
McDonald's Corp.	8,160	473,443
Phillips-Van Heusen Corp.	400	7,608
RadioShack Corp.	11,770	134,884
Sears Holdings Corp. (a)	3,910	159,997
Staples, Inc.	6,100	97,234
Wal-Mart Stores, Inc.	32,500	1,531,400
		10,156,146
Savings & Loans – 0.5%
Astoria Financial Corp.	32,860	298,369
Capitol Federal Financial	2,500	103,500
Hudson City Bancorp, Inc.	17,950	208,220
New York Community Bancorp, Inc.	17,390	230,418
People's United Financial, Inc.	17,400	284,664
Washington Federal, Inc.	4,716	57,912
		1,183,083
Semiconductors – 0.5%
Atmel Corp. (a)	39,300	131,262
Integrated Device Technology, Inc. (a)	7,600	43,624
Intel Corp.	51,400	663,060
LSI Corp. (a)	9,600	30,528
Novellus Systems, Inc. (a)	6,880	94,875
QLogic Corp. (a)	30,750	348,090
		1,311,439
Software – 0.3%
CA, Inc.	8,590	154,534
Compuware Corp. (a)	27,390	178,035
Dun & Bradstreet Corp.	1,100	83,600
Fidelity National Information Services, Inc.	11,400	181,374
IMS Health, Inc.	11,700	169,884
		767,427
Telecommunications – 6.8%
Amdocs Ltd. (a)	6,300	106,596
AT&T, Inc.	376,414	9,267,313
CenturyTel, Inc.	13,780	373,989
Embarq Corp.	9,340	333,625
Frontier Communications Corp.	23,100	187,341
Motorola, Inc.	133,300	590,519
Qwest Communications International, Inc.	32,300	104,006
Tellabs, Inc. (a)	22,400	92,512
Verizon Communications, Inc.	190,458	5,688,980
Windstream Corp.	43,062	373,778
		17,118,659
Textiles – 0.1%
Cintas Corp.	5,000	113,750
Mohawk Industries, Inc. (a)	2,330	74,816
		188,566
Toys, Games & Hobbies – 0.1%
Hasbro, Inc.	3,370	81,318
Mattel, Inc.	16,700	236,973
		318,291
Transportation – 0.8%
Alexander & Baldwin, Inc.	2,700	59,508
FedEx Corp.	19,100	972,954
Norfolk Southern Corp.	18,300	701,988
Overseas Shipholding Group, Inc.	7,100	253,470
Ryder System, Inc.	2,290	77,356
		2,065,276

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Trucking & Leasing – 0.1%
GATX Corp.	14,100	$339,810
Water – 0.1%
Aqua America, Inc.	8,500	176,290
TOTAL COMMON STOCK (Cost $351,341,813)		250,820,770
TOTAL EQUITIES (Cost $351,341,813)		250,820,770
TOTAL LONG-TERM INVESTMENTS (Cost $351,341,813)		250,820,770
TOTAL INVESTMENTS – 99.7% (Cost $351,341,813) (b)		250,820,770
Other Assets/ (Liabilities) — 0.3%		629,592
NET ASSETS – 100.0%		$251,450,362

Notes to Portfolio of Investments
ADR	- American Depositary Receipt
(a)	Non-income producing security.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments

January 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.6%
COMMON STOCK — 97.6%
Advertising – 0.2%
Interpublic Group of Cos., Inc. (a)	2,100	$6,993
Omnicom Group, Inc.	550	14,240
		21,233
Aerospace & Defense – 2.5%
Boeing Co.	300	12,693
General Dynamics Corp.	1,100	62,403
Goodrich Corp.	300	11,598
L-3 Communications Holdings, Inc.	350	27,657
Lockheed Martin Corp.	600	49,224
Northrop Grumman Corp.	800	38,496
Raytheon Co.	850	43,027
Rockwell Collins, Inc.	100	3,768
United Technologies Corp.	2,050	98,379
		347,245
Agriculture – 2.0%
Altria Group, Inc.	4,800	79,392
Archer-Daniels-Midland Co.	2,400	65,712
Lorillard, Inc.	300	17,838
Philip Morris International, Inc.	2,900	107,735
Reynolds American, Inc.	300	11,454
		282,131
Airlines – 0.1%
Southwest Airlines Co.	1,400	9,842
Apparel – 0.2%
Nike, Inc. Class B	400	18,100
VF Corp.	200	11,204
		29,304
Auto Manufacturers – 0.1%
Ford Motor Co. (a)	2,100	3,927
General Motors Corp.	100	301
Paccar, Inc.	400	10,556
		14,784
Automotive & Parts – 0.1%
The Goodyear Tire & Rubber Co. (a)	400	2,468
Johnson Controls, Inc.	1,150	14,387
		16,855
Banks – 3.8%
Bank of America Corp.	13,945	91,758
The Bank of New York Mellon Corp.	2,102	54,105
BB&T Corp.	1,500	29,685
Capital One Financial Corp.	809	12,815
Comerica, Inc.	300	4,998
Fifth Third Bancorp	1,050	2,510
First Horizon National Corp.	306	2,908
Huntington Bancshares, Inc.	5,600	16,128
KeyCorp	850	6,188
M&T Bank Corp.	200	7,782
Marshall & Ilsley Corp.	1,150	6,567
Northern Trust Corp.	350	20,132
PNC Financial Services Group, Inc.	852	27,707
Regions Financial Corp.	1,390	4,809
State Street Corp.	500	11,635
SunTrust Banks, Inc.	1,050	12,873
U.S. Bancorp	3,350	49,714
Wells Fargo & Co.	8,716	164,732
Zions Bancorp	200	2,984
		530,030
Beverages – 2.0%
Brown-Forman Corp. Class B	300	13,623
The Coca-Cola Co.	2,900	123,888
Coca-Cola Enterprises, Inc.	550	6,177
Constellation Brands, Inc. Class A (a)	450	6,534
Dr. Pepper Snapple Group, Inc. (a)	300	4,935
Molson Coors Brewing Co. Class B	200	8,054
The Pepsi Bottling Group, Inc.	350	6,751
PepsiCo, Inc.	2,100	105,483
		275,445
Biotechnology – 1.9%
Amgen, Inc. (a)	3,100	170,035
Biogen Idec, Inc. (a)	700	34,055
Celgene Corp. (a)	400	21,180
Genzyme Corp. (a)	300	20,676
Life Technologies Corp. (a)	275	7,001
Millipore Corp. (a)	100	5,516
		258,463
Building Materials – 0.1%
Masco Corp.	1,350	10,557
Chemicals – 1.0%
Air Products & Chemicals, Inc.	200	10,060
CF Industries Holdings, Inc.	200	9,400
The Dow Chemical Co.	1,800	20,862
Du Pont (E.I.) de Nemours & Co.	1,000	22,960
Eastman Chemical Co.	400	10,380
Ecolab, Inc.	100	3,396
International Flavors & Fragrances, Inc.	100	2,862
Monsanto Co.	100	7,606
PPG Industries, Inc.	500	18,790
Praxair, Inc.	100	6,226
Rohm & Haas Co.	100	5,519
The Sherwin-Williams Co.	400	19,100
Sigma-Aldrich Corp.	200	7,216
		144,377
Coal – 0.1%
CONSOL Energy, Inc.	100	2,726
Massey Energy Co.	500	7,590
Peabody Energy Corp.	300	7,500
		17,816
Commercial Services – 1.2%
Apollo Group, Inc. Class A (a)	300	24,438
Automatic Data Processing, Inc.	1,100	39,963
Convergys Corp. (a)	300	2,259
Donnelley (R.R.) & Sons Co.	350	3,416
Equifax, Inc.	250	6,180
H&R Block, Inc.	600	12,438
Mastercard, Inc. Class A	100	13,578
McKesson Corp.	600	26,520
Monster Worldwide, Inc. (a)	700	6,447
Moody's Corp.	100	2,142

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Paychex, Inc.	600	$14,574
Robert Half International, Inc.	300	5,085
Total System Services, Inc.	300	3,798
Western Union Co.	450	6,147
		166,985
Computers – 5.5%
Affiliated Computer Services, Inc. Class A (a)	500	22,930
Apple, Inc. (a)	1,600	144,208
Cognizant Technology Solutions Corp. Class A (a)	200	3,746
Computer Sciences Corp. (a)	250	9,210
Dell, Inc. (a)	3,400	32,300
EMC Corp. (a)	3,950	43,608
Hewlett-Packard Co.	5,850	203,287
International Business Machines Corp.	2,600	238,290
Lexmark International, Inc. Class A (a)	1,200	28,416
NetApp, Inc. (a)	1,050	15,572
SanDisk Corp. (a)	100	1,143
Sun Microsystems, Inc. (a)	700	2,912
Teradata Corp. (a)	1,600	21,008
		766,630
Cosmetics & Personal Care – 2.7%
Avon Products, Inc.	500	10,225
Colgate-Palmolive Co.	700	45,528
The Estee Lauder Cos., Inc. Class A	200	5,250
The Procter & Gamble Co.	5,782	315,119
		376,122
Distribution & Wholesale – 0.2%
Fastenal Co.	100	3,418
Genuine Parts Co.	300	9,606
W.W. Grainger, Inc.	200	14,590
		27,614
Diversified Financial – 2.8%
American Express Co.	2,200	36,806
Ameriprise Financial, Inc.	510	10,276
The Charles Schwab Corp.	1,100	14,949
CIT Group, Inc.	500	1,395
Citigroup, Inc.	6,350	22,542
CME Group, Inc.	100	17,391
Discover Financial Services	950	6,793
E*Trade Financial Corp. (a)	1,000	1,140
Federated Investors, Inc. Class B	100	1,952
Franklin Resources, Inc.	200	9,684
The Goldman Sachs Group, Inc.	500	40,365
IntercontinentalExchange, Inc. (a)	100	5,693
Invesco Ltd.	700	8,253
JP Morgan Chase & Co.	6,015	153,443
Legg Mason, Inc.	200	3,212
Morgan Stanley	1,600	32,368
The NASDAQ OMX Group, Inc. (a)	200	4,364
NYSE Euronext	300	6,600
SLM Corp. (a)	300	3,435
T. Rowe Price Group, Inc.	200	5,516
		386,177
Electric – 3.8%
The AES Corp. (a)	1,200	9,492
Allegheny Energy, Inc.	100	3,324
Ameren Corp.	400	13,300
American Electric Power Co., Inc.	850	26,648
CenterPoint Energy, Inc.	1,200	16,056
CMS Energy Corp.	400	4,700
Consolidated Edison, Inc.	250	10,188
Constellation Energy Group, Inc.	200	5,260
Dominion Resources, Inc.	1,100	38,698
DTE Energy Co.	550	18,975
Duke Energy Corp.	1,830	27,724
Dynegy, Inc. Class A (a)	900	1,899
Edison International	600	19,542
Entergy Corp.	300	22,908
Exelon Corp.	1,000	54,220
FirstEnergy Corp.	700	34,993
FPL Group, Inc.	500	25,775
Integrys Energy Group, Inc.	100	4,175
Pepco Holdings, Inc.	400	7,124
PG&E Corp.	950	36,736
Pinnacle West Capital Corp.	200	6,694
PPL Corp.	200	6,132
Progress Energy, Inc.	400	15,488
Public Service Enterprise Group, Inc.	400	12,628
SCANA Corp.	300	10,287
Southern Co.	2,100	70,245
TECO Energy, Inc.	500	6,005
Wisconsin Energy Corp.	200	8,916
Xcel Energy, Inc.	850	15,691
		533,823
Electrical Components & Equipment – 0.4%
Emerson Electric Co.	1,650	53,955
Molex, Inc.	200	2,674
		56,629
Electronics – 0.4%
Agilent Technologies, Inc. (a)	500	9,040
Amphenol Corp. Class A	100	2,615
Jabil Circuit, Inc.	400	2,328
PerkinElmer, Inc.	250	3,155
Thermo Fisher Scientific, Inc. (a)	700	25,151
Tyco Electronics Ltd.	200	2,832
Waters Corp. (a)	100	3,617
		48,738
Engineering & Construction – 0.3%
Fluor Corp.	800	31,120
Jacobs Engineering Group, Inc. (a)	100	3,867
		34,987
Entertainment – 0.0%
International Game Technology	100	1,060
Environmental Controls – 0.7%
Republic Services, Inc.	1,170	30,256
Stericycle, Inc. (a)	100	4,892
Waste Management, Inc.	1,900	59,261
		94,409
Foods – 2.4%
Campbell Soup Co.	300	9,111
ConAgra Foods, Inc.	1,600	27,360
Dean Foods Co. (a)	300	5,802
General Mills, Inc.	700	41,405
H.J. Heinz Co.	600	21,900
The Hershey Co.	700	26,096
The J.M. Smucker Co.	200	9,030
Kellogg Co.	500	21,845

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kraft Foods, Inc. Class A	2,400	$67,320
The Kroger Co.	1,600	36,000
McCormick & Co., Inc.	300	9,612
Safeway, Inc.	900	19,287
Sara Lee Corp.	600	6,018
SuperValu, Inc.	400	7,016
Sysco Corp.	900	20,061
Tyson Foods, Inc. Class A	200	1,770
Whole Foods Market, Inc.	200	2,050
		331,683
Forest Products & Paper – 0.4%
International Paper Co.	2,750	25,080
MeadWestvaco Corp.	400	4,656
Plum Creek Timber Co., Inc.	300	9,231
Weyerhaeuser Co.	400	10,936
		49,903
Gas – 0.3%
Nicor, Inc.	100	3,421
NiSource, Inc.	600	5,808
Sempra Energy	800	35,072
		44,301
Hand & Machine Tools – 0.1%
The Black & Decker Corp.	100	2,891
Snap-on, Inc.	100	3,018
The Stanley Works	200	6,252
		12,161
Health Care — Products – 3.8%
Baxter International, Inc.	500	29,325
Becton, Dickinson & Co.	300	21,801
Boston Scientific Corp. (a)	2,300	20,401
C.R. Bard, Inc.	200	17,114
Covidien Ltd.	700	26,838
Johnson & Johnson	5,350	308,641
Medtronic, Inc.	1,800	60,282
St. Jude Medical, Inc. (a)	600	21,822
Stryker Corp.	200	8,448
Varian Medical Systems, Inc. (a)	200	7,426
Zimmer Holdings, Inc. (a)	200	7,280
		529,378
Health Care — Services – 1.6%
Aetna, Inc.	800	24,800
Cigna Corp.	550	9,548
Coventry Health Care, Inc. (a)	200	3,026
DaVita, Inc. (a)	100	4,700
Humana, Inc. (a)	300	11,379
Laboratory Corp. of America Holdings (a)	200	11,840
Quest Diagnostics, Inc.	600	29,610
Tenet Healthcare Corp. (a)	700	749
UnitedHealth Group, Inc.	2,350	66,575
WellPoint, Inc. (a)	1,300	53,885
		216,112
Holding Company — Diversified – 0.0%
Leucadia National Corp. (a)	300	4,776
Home Builders – 0.3%
Centex Corp.	850	7,234
D.R. Horton, Inc.	1,650	9,834
KB Home	700	7,469
Lennar Corp. Class A	1,300	9,997
Pulte Homes, Inc.	1,000	10,150
		44,684
Home Furnishing – 0.0%
Harman International Industries, Inc.	200	3,218
Whirlpool Corp.	100	3,343
		6,561
Household Products – 0.5%
Avery Dennison Corp.	500	12,115
The Clorox Co.	250	12,538
Fortune Brands, Inc.	150	4,800
Kimberly-Clark Corp.	700	36,029
		65,482
Housewares – 0.0%
Newell Rubbermaid, Inc.	500	4,040
Insurance – 2.9%
AFLAC, Inc.	1,000	23,210
Allstate Corp.	850	18,420
American International Group, Inc.	100	128
Aon Corp.	650	24,083
Assurant, Inc.	100	2,640
Chubb Corp.	1,350	57,483
Cincinnati Financial Corp.	1,096	24,035
Genworth Financial, Inc. Class A	3,200	7,424
The Hartford Financial Services Group, Inc.	600	7,896
Lincoln National Corp.	549	8,306
Loews Corp.	700	17,080
Marsh & McLennan Cos., Inc.	900	17,397
MBIA, Inc. (a)	300	1,158
Metlife, Inc.	1,450	41,658
Principal Financial Group, Inc.	500	8,295
The Progressive Corp. (a)	1,300	15,795
Prudential Financial, Inc.	650	16,738
Torchmark Corp.	200	6,000
The Travelers Cos., Inc.	1,857	71,754
Unum Group	1,300	18,408
XL Capital Ltd. Class A	7,400	21,460
		409,368
Internet – 1.4%
Akamai Technologies, Inc. (a)	300	4,044
Amazon.com, Inc. (a)	300	17,646
eBay, Inc. (a)	2,000	24,040
Expedia, Inc. (a)	300	2,679
Google, Inc. Class A (a)	200	67,706
McAfee, Inc. (a)	700	21,343
Symantec Corp. (a)	1,600	24,528
VeriSign, Inc. (a)	350	6,758
Yahoo!, Inc. (a)	2,100	24,633
		193,377
Investment Companies – 0.0%
American Capital Strategies Ltd.	1,600	4,576
Iron & Steel – 0.3%
AK Steel Holding Corp.	300	2,421
Allegheny Technologies, Inc.	100	2,209
Nucor Corp.	350	14,277
United States Steel Corp.	600	18,018
		36,925
Leisure Time – 0.1%
Carnival Corp.	300	5,457
Harley-Davidson, Inc.	200	2,436
		7,893

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lodging – 0.1%
Marriott International, Inc. Class A	300	$4,893
Starwood Hotels & Resorts Worldwide, Inc.	300	4,536
Wyndham Worldwide Corp.	300	1,839
Wynn Resorts Ltd. (a)	100	3,008
		14,276
Machinery — Construction & Mining – 0.1%
Caterpillar, Inc.	400	12,340
Machinery — Diversified – 0.3%
Cummins, Inc.	300	7,194
Deere & Co.	200	6,948
Eaton Corp.	50	2,201
Flowserve Corp.	200	10,662
The Manitowoc Co., Inc.	1,600	8,800
Rockwell Automation, Inc.	200	5,208
		41,013
Manufacturing – 3.2%
3M Co.	1,500	80,685
Cooper Industries Ltd. Class A	350	9,419
Danaher Corp.	350	19,575
Dover Corp.	900	25,452
Eastman Kodak Co.	550	2,492
General Electric Co.	16,550	200,751
Honeywell International, Inc.	1,100	36,091
Illinois Tool Works, Inc.	148	4,834
Ingersoll-Rand Co. Ltd. Class A	600	9,726
ITT Corp.	350	15,848
Leggett & Platt, Inc.	850	10,616
Pall Corp.	200	5,214
Parker Hannifin Corp.	400	15,284
Textron, Inc.	250	2,258
Tyco International Ltd.	357	7,504
		445,749
Media – 2.7%
CBS Corp. Class B	1,200	6,864
Comcast Corp. Class A	8,200	120,130
The DIRECTV Group, Inc. (a)	1,300	28,470
Gannett Co., Inc.	1,200	6,924
The McGraw-Hill Cos., Inc.	600	13,194
Meredith Corp.	100	1,597
New York Times Co. Class A	200	994
News Corp. Class A	3,800	24,282
Scripps Networks Interactive Class A	100	2,147
Time Warner, Inc.	10,200	95,166
Viacom, Inc. Class B (a)	600	8,850
The Walt Disney Co.	2,900	59,972
		368,590
Metal Fabricate & Hardware – 0.0%
Precision Castparts Corp.	100	6,495
Mining – 0.5%
Alcoa, Inc.	400	3,116
Freeport-McMoRan Copper & Gold, Inc.	636	15,989
Newmont Mining Corp.	600	23,868
Titanium Metals Corp.	100	705
Vulcan Materials Co.	400	19,784
		63,462
Office Equipment/Supplies – 0.2%
Pitney Bowes, Inc.	600	13,356
Xerox Corp.	3,200	21,248
		34,604
Oil & Gas – 12.9%
Anadarko Petroleum Corp.	1,200	44,088
Apache Corp.	600	45,000
Cabot Oil & Gas Corp.	100	2,749
Chesapeake Energy Corp.	750	11,858
Chevron Corp.	4,889	344,772
ConocoPhillips	4,093	194,540
Devon Energy Corp.	900	55,440
ENSCO International, Inc.	500	13,680
EOG Resources, Inc.	200	13,554
Exxon Mobil Corp.	9,850	753,328
Hess Corp.	250	13,903
Marathon Oil Corp.	1,600	43,568
Murphy Oil Corp.	400	17,672
Nabors Industries Ltd. (a)	1,600	17,520
Noble Corp.	1,000	27,150
Noble Energy, Inc.	200	9,786
Occidental Petroleum Corp.	1,550	84,552
Pioneer Natural Resources Co.	200	2,928
Questar Corp.	300	10,194
Range Resources Corp.	100	3,584
Rowan Cos., Inc.	200	2,532
Southwestern Energy Co. (a)	400	12,660
Sunoco, Inc.	600	27,792
Tesoro Corp.	300	5,169
Valero Energy Corp.	1,400	33,768
XTO Energy, Inc.	100	3,709
		1,795,496
Oil & Gas Services – 0.6%
Baker Hughes, Inc.	300	9,996
BJ Services Co.	500	5,500
Cameron International Corp. (a)	400	9,264
Halliburton Co.	1,000	17,250
National Oilwell Varco, Inc. (a)	750	19,830
Schlumberger Ltd.	450	18,365
Smith International, Inc.	200	4,540
Weatherford International Ltd. (a)	300	3,309
		88,054
Packaging & Containers – 0.5%
Ball Corp.	200	7,668
Bemis Co., Inc.	1,100	24,827
Owens-IIlinois, Inc. (a)	400	7,600
Pactiv Corp. (a)	600	12,972
Sealed Air Corp.	800	10,840
		63,907
Pharmaceuticals – 8.3%
Abbott Laboratories	2,900	160,776
Allergan, Inc.	200	7,624
AmerisourceBergen Corp.	350	12,712
Bristol-Myers Squibb Co.	5,000	107,050
Cardinal Health, Inc.	200	7,530
Cephalon, Inc. (a)	100	7,718
DENTSPLY International, Inc.	200	5,382
Eli Lilly & Co.	3,250	119,665
Express Scripts, Inc. (a)	500	26,880
Forest Laboratories, Inc. (a)	1,000	25,040
Gilead Sciences, Inc. (a)	1,100	55,847
Hospira, Inc. (a)	400	9,960
King Pharmaceuticals, Inc. (a)	3,200	27,968

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Medco Health Solutions, Inc. (a)	800	$35,944
Merck & Co., Inc.	3,000	85,650
Mylan, Inc. (a)	500	5,665
Patterson Cos., Inc. (a)	100	1,839
Pfizer, Inc.	16,650	242,757
Schering-Plough Corp.	2,400	42,144
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	125	5,181
Watson Pharmaceuticals, Inc. (a)	1,300	35,464
Wyeth	2,800	120,316
		1,149,112
Pipelines – 0.3%
El Paso Corp.	1,400	11,452
Spectra Energy Corp.	1,650	23,942
The Williams Cos., Inc.	600	8,490
		43,884
Real Estate – 0.0%
CB Richard Ellis Group, Inc. Class A (a)	400	1,440
Real Estate Investment Trusts (REITS) – 0.7%
Apartment Investment & Management Co. Class A	114	1,013
AvalonBay Communities, Inc.	103	5,336
Boston Properties, Inc.	200	8,660
Developers Diversified Realty Corp.	200	960
Equity Residential	550	13,162
HCP, Inc.	600	14,004
Host Hotels & Resorts, Inc.	1,000	5,380
Kimco Realty Corp.	400	5,752
Prologis	500	5,005
Public Storage	200	12,374
Simon Property Group, Inc.	400	17,192
Vornado Realty Trust	200	10,162
		99,000
Retail – 6.8%
Abercrombie & Fitch Co. Class A	200	3,570
AutoNation, Inc. (a)	2,100	19,488
AutoZone, Inc. (a)	100	13,289
Bed Bath & Beyond, Inc. (a)	100	2,323
Best Buy Co., Inc.	400	11,208
Big Lots, Inc. (a)	1,750	23,537
Coach, Inc. (a)	600	8,760
Costco Wholesale Corp.	400	18,012
CVS Caremark Corp.	2,400	64,512
Darden Restaurants, Inc.	200	5,244
Family Dollar Stores, Inc.	650	18,051
GameStop Corp. Class A (a)	100	2,478
The Gap, Inc.	2,600	29,328
The Home Depot, Inc.	4,900	105,497
J.C. Penney Co., Inc.	400	6,700
Jones Apparel Group, Inc.	9,000	31,140
Kohl's Corp. (a)	500	18,355
Limited Brands, Inc.	2,400	19,008
Lowe's Cos., Inc.	3,100	56,637
Macy's, Inc.	822	7,357
McDonald's Corp.	2,100	121,842
Nordstrom, Inc.	300	3,807
Office Depot, Inc. (a)	500	1,080
Polo Ralph Lauren Corp.	900	36,927
RadioShack Corp.	3,150	36,099
Sears Holdings Corp. (a)	100	4,092
Staples, Inc.	1,300	20,722
Starbucks Corp. (a)	200	1,888
Target Corp.	600	18,720
Tiffany & Co.	200	4,150
The TJX Cos., Inc.	800	15,536
Wal-Mart Stores, Inc.	3,800	179,056
Walgreen Co.	500	13,705
Yum! Brands, Inc.	800	22,896
		945,014
Savings & Loans – 0.2%
Hudson City Bancorp, Inc.	1,050	12,180
People's United Financial, Inc.	600	9,816
Sovereign Bancorp, Inc. (a)	1,050	4,521
		26,517
Semiconductors – 2.8%
Advanced Micro Devices, Inc. (a)	1,100	2,409
Altera Corp.	600	9,228
Analog Devices, Inc.	650	12,987
Applied Materials, Inc.	2,600	24,362
Broadcom Corp. Class A (a)	800	12,680
Intel Corp.	11,300	145,770
KLA-Tencor Corp.	300	6,012
Linear Technology Corp.	400	9,368
LSI Corp. (a)	7,300	23,214
MEMC Electronic Materials, Inc. (a)	200	2,720
Microchip Technology, Inc.	600	11,382
Micron Technology, Inc. (a)	400	1,488
National Semiconductor Corp.	2,500	25,350
Novellus Systems, Inc. (a)	1,100	15,169
Nvidia Corp. (a)	500	3,975
QLogic Corp. (a)	2,300	26,036
Teradyne, Inc. (a)	300	1,443
Texas Instruments, Inc.	2,200	32,890
Xilinx, Inc.	900	15,165
		381,648
Software – 3.7%
Adobe Systems, Inc. (a)	1,050	20,275
Autodesk, Inc. (a)	400	6,624
BMC Software, Inc. (a)	750	18,997
CA, Inc.	706	12,701
Citrix Systems, Inc. (a)	300	6,312
Compuware Corp. (a)	3,500	22,750
Dun & Bradstreet Corp.	200	15,200
Electronic Arts, Inc. (a)	100	1,544
Fidelity National Information Services, Inc.	1,000	15,910
Fiserv, Inc. (a)	300	9,525
IMS Health, Inc.	400	5,808
Intuit, Inc. (a)	650	14,723
Microsoft Corp.	11,050	188,955
Novell, Inc. (a)	600	2,220
Oracle Corp. (a)	9,683	162,965
Salesforce.com, Inc. (a)	400	10,644
		515,153
Telecommunications – 5.4%
American Tower Corp. Class A (a)	300	9,102
AT&T, Inc.	9,149	225,248
CenturyTel, Inc.	1,150	31,211
Ciena Corp. (a)	100	624
Cisco Systems, Inc. (a)	10,950	163,922

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Corning, Inc.	900	$9,099
Embarq Corp.	318	11,359
Frontier Communications Corp.	2,400	19,464
Harris Corp.	200	8,658
JDS Uniphase Corp. (a)	400	1,452
Juniper Networks, Inc. (a)	950	13,452
Motorola, Inc.	4,300	19,049
Qualcomm, Inc.	300	10,365
Qwest Communications International, Inc.	2,900	9,338
Sprint Nextel Corp. (a)	3,900	9,477
Tellabs, Inc. (a)	3,900	16,107
Verizon Communications, Inc.	5,650	168,765
Windstream Corp.	2,150	18,662
		745,354
Textiles – 0.0%
Cintas Corp.	200	4,550
Toys, Games & Hobbies – 0.1%
Hasbro, Inc.	250	6,033
Mattel, Inc.	100	1,419
		7,452
Transportation – 2.0%
Burlington Northern Santa Fe Corp.	1,000	66,250
C.H. Robinson Worldwide, Inc.	300	13,794
CSX Corp.	800	23,168
Expeditors International of Washington, Inc.	400	11,124
FedEx Corp.	500	25,470
Norfolk Southern Corp.	1,300	49,868
Ryder System, Inc.	100	3,378
Union Pacific Corp.	1,000	43,790
United Parcel Service, Inc. Class B	900	38,241
		275,083
TOTAL COMMON STOCK (Cost $17,436,961)		13,540,669
TOTAL EQUITIES (Cost $17,436,961)		13,540,669
MUTUAL FUND – 1.2%
Diversified Financial – 1.2%
SPDR Trust, Series 1	2,000	165,380
		165,380
TOTAL MUTUAL FUND (Cost $164,780)		165,380
TOTAL LONG-TERM INVESTMENTS (Cost $17,601,741)		13,706,049
	Principal Amount
SHORT-TERM INVESTMENTS – 1.3%
Repurchase Agreement – 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/30/09, 0.050%, due 2/02/09 (b)	$182,991	182,991
TOTAL SHORT-TERM INVESTMENTS (Cost $182,991)		182,991
TOTAL INVESTMENTS – 100.1% (Cost $17,784,732) (c)		13,889,040
Other Assets/ (Liabilities) — (0.1)%		(7,220)
NET ASSETS – 100.0%		$13,881,820

Notes to Portfolio of Investments
ADR	- American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $182,992. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/15/24, and an aggregate market value, including accrued interest, of $187,364.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments

January 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.6%
COMMON STOCK — 99.6%
Advertising – 0.1%
Clear Channel Outdoor Holdings, Inc. Class A (a)	3,700	$19,166
Harte-Hanks, Inc.	1,900	11,970
Lamar Advertising Co. Class A (a)	6,100	54,961
		86,097
Aerospace & Defense – 3.4%
BE Aerospace, Inc. (a)	9,500	91,865
Boeing Co.	17,100	723,501
Cubic Corp.	1,000	27,160
Esterline Technologies Corp. (a)	3,800	137,142
General Dynamics Corp.	10,000	567,300
Goodrich Corp.	3,700	143,042
L-3 Communications Holdings, Inc.	6,000	474,120
Lockheed Martin Corp.	2,100	172,284
Northrop Grumman Corp.	28,700	1,381,044
Orbital Sciences Corp. (a)	2,200	36,894
Raytheon Co.	13,000	658,060
Spirit Aerosystems Holdings, Inc. Class A (a)	3,300	44,880
Triumph Group, Inc.	2,100	95,088
United Technologies Corp.	12,500	599,875
		5,152,255
Agriculture – 0.9%
Altria Group, Inc.	10,300	170,362
Bunge Ltd.	500	21,470
Philip Morris International, Inc.	28,600	1,062,490
Universal Corp.	1,400	42,812
		1,297,134
Airlines – 0.2%
Alaska Air Group, Inc. (a)	1,900	50,084
Continental Airlines, Inc. Class B (a)	5,800	78,126
SkyWest, Inc.	4,700	73,555
UAL Corp. (a)	10,000	94,400
US Airways Group, Inc. (a)	9,100	51,597
		347,762
Apparel – 0.3%
Carter's, Inc. (a)	3,200	54,368
Quiksilver, Inc. (a)	7,900	16,590
Skechers U.S.A., Inc. Class A (a)	2,300	22,908
Timberland Co. Class A (a)	5,500	60,445
The Warnaco Group, Inc. (a)	7,300	165,272
Wolverine World Wide, Inc.	4,300	78,002
		397,585
Auto Manufacturers – 0.1%
Navistar International Corp. (a)	2,600	78,962
Oshkosh Corp.	9,400	67,868
		146,830
Automotive & Parts – 0.5%
ArvinMeritor, Inc.	6,600	11,550
Autoliv, Inc.	5,900	108,501
BorgWarner, Inc.	5,000	84,400
Exide Technologies (a)	700	2,541
The Goodyear Tire & Rubber Co. (a)	15,000	92,550
Johnson Controls, Inc.	15,600	195,156
Lear Corp. (a)	7,800	7,098
Titan International, Inc.	5,000	38,800
TRW Automotive Holdings Corp. (a)	11,300	34,917
WABCO Holdings, Inc.	7,100	106,145
		681,658
Banks – 1.5%
Bank of America Corp.	73,183	481,544
Capital One Financial Corp.	2,700	42,768
Cathay General Bancorp	2,000	25,400
The Colonial BancGroup, Inc.	13,100	10,349
East West Bancorp, Inc.	6,300	59,787
First Bancorp	1,800	12,798
First Commonwealth Financial Corp.	100	959
First Horizon National Corp.	17,249	164,211
First Midwest Bancorp, Inc.	2,400	24,000
FirstMerit Corp.	2,000	32,340
Hancock Holding Co.	800	21,896
International Bancshares Corp.	1,600	29,152
National Penn Bancshares, Inc.	3,800	36,784
Old National Bancorp	3,500	44,555
Pacific Capital Bancorp	6,500	68,965
PacWest Bancorp	2,800	47,348
Park National Corp.	200	10,850
Popular, Inc.	17,000	46,580
Regions Financial Corp.	21,900	75,774
Sterling Financial Corp.	1,500	2,775
Susquehanna Bancshares, Inc.	4,100	45,100
Trustmark Corp.	1,700	34,510
U.S. Bancorp	22,900	339,836
UCBH Holdings, Inc.	6,200	14,446
Umpqua Holdings Corp.	2,200	21,560
United Community Banks	1,303	6,710
Webster Financial Corp.	6,300	26,334
Wells Fargo & Co.	26,600	502,740
Whitney Holding Corp.	1,100	14,289
Wintrust Financial Corp.	300	4,011
Zions Bancorp	2,000	29,840
		2,278,211
Beverages – 0.9%
The Coca-Cola Co.	18,500	790,320
PepsiCo, Inc.	11,000	552,530
		1,342,850
Biotechnology – 1.0%
Amgen, Inc. (a)	16,700	915,995
Celera Corp. (a)	100	844
Facet Biotech Corp. (a)	1,920	11,674
Genentech, Inc. (a)	6,600	536,184
Martek Biosciences Corp.	1,900	50,255
PDL BioPharma, Inc.	9,600	61,632
		1,576,584
Building Materials – 0.2%
Armstrong World Industries, Inc.	2,700	44,766
Lennox International, Inc.	3,600	101,196
Louisiana-Pacific Corp.	3,500	7,280

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Owens Corning, Inc. (a)	5,000	$66,700
Simpson Manufacturing Co., Inc.	600	12,042
		231,984
Chemicals – 1.8%
Air Products & Chemicals, Inc.	1,000	50,300
Ashland, Inc.	10,209	81,876
Cabot Corp.	900	12,024
Celanese Corp. Class A	6,000	63,900
CF Industries Holdings, Inc.	2,200	103,400
Chemtura Corp.	19,100	14,325
Cytec Industries, Inc.	2,800	57,232
The Dow Chemical Co.	7,600	88,084
Du Pont (E.I.) de Nemours & Co.	3,200	73,472
Eastman Chemical Co.	2,600	67,470
Ferro Corp.	3,400	13,464
H.B. Fuller Co.	5,300	74,041
Minerals Technologies, Inc.	1,800	68,058
Monsanto Co.	7,100	540,026
The Mosaic Co.	22,600	806,142
NewMarket Corp.	1,200	37,800
Nova Chemicals Corp.	6,300	11,277
Olin Corp.	3,200	44,960
OM Group, Inc. (a)	100	1,938
Rockwood Holdings, Inc. (a)	2,700	20,277
RPM International, Inc.	6,400	78,784
The Sherwin-Williams Co.	2,300	109,825
Terra Industries, Inc.	6,300	129,024
Valhi, Inc.	300	4,455
The Valspar Corp.	4,800	83,280
W.R. Grace & Co. (a)	800	4,616
Westlake Chemical Corp.	2,300	31,441
		2,671,491
Coal – 0.2%
Alpha Natural Resources, Inc. (a)	1,900	31,008
Foundation Coal Holdings, Inc.	7,300	118,406
Massey Energy Co.	5,600	85,008
Walter Industries, Inc.	1,600	29,504
		263,926
Commercial Services – 1.7%
Aaron Rents, Inc.	1,700	37,162
Administaff, Inc.	1,900	40,071
Arbitron, Inc.	600	9,012
Avis Budget Group, Inc. (a)	6,500	4,485
Brink's Home Security Holdings, Inc. (a)	1,300	29,731
Career Education Corp. (a)	5,100	111,180
Chemed Corp.	2,600	104,338
Convergys Corp. (a)	17,600	132,528
Corinthian Colleges, Inc. (a)	2,500	46,700
The Corporate Executive Board Co.	2,200	44,440
CoStar Group, Inc. (a)	1,500	44,430
Deluxe Corp.	8,000	92,240
Donnelley (R.R.) & Sons Co.	9,200	89,792
DynCorp International, Inc. (a)	200	3,008
Emergency Medical Services Corp. Class A (a)	600	20,112
Equifax, Inc.	4,300	106,296
First Advantage Corp. Class A (a)	500	6,370
Gartner, Inc. (a)	4,300	60,888
Healthspring, Inc. (a)	2,600	45,292
Heartland Payment Systems, Inc.	800	7,256
Hertz Global Holdings, Inc. (a)	16,000	80,960
Hewitt Associates, Inc. Class A (a)	3,300	93,654
Hillenbrand, Inc.	300	5,547
Korn/Ferry International (a)	6,900	64,860
Manpower, Inc.	3,900	110,994
Monster Worldwide, Inc. (a)	12,700	116,967
MPS Group, Inc. (a)	14,200	85,910
Navigant Consulting, Inc. (a)	900	12,897
Net 1 UEPS Technologies, Inc. (a)	4,100	55,063
PHH Corp. (a)	2,900	32,045
Rent-A-Center, Inc. (a)	5,400	80,190
Resources Connection, Inc. (a)	4,500	65,115
Robert Half International, Inc.	8,100	137,295
RSC Holdings, Inc. (a)	1,200	8,520
Service Corp. International	10,600	48,230
TeleTech Holdings, Inc. (a)	5,300	42,877
Ticketmaster (a)	2,180	12,971
Total System Services, Inc.	6,900	87,354
Tree.com, Inc. (a)	363	1,441
TrueBlue, Inc. (a)	2,600	22,100
United Rentals, Inc. (a)	11,470	64,003
Viad Corp.	600	13,338
VistaPrint Ltd. (a)	1,400	32,060
Watson Wyatt Worldwide, Inc. Class A	1,310	60,915
Western Union Co.	18,500	252,710
		2,623,347
Computers – 6.1%
Affiliated Computer Services, Inc. Class A (a)	600	27,516
Apple, Inc. (a)	11,200	1,009,456
Brocade Communications Systems, Inc. (a)	35,700	136,017
Cadence Design Systems, Inc. (a)	24,100	91,098
Computer Sciences Corp. (a)	5,100	187,884
Dell, Inc. (a)	9,200	87,400
DST Systems, Inc. (a)	2,100	66,717
Electronics for Imaging, Inc. (a)	2,600	23,114
EMC Corp. (a)	35,500	391,920
Hewlett-Packard Co.	75,700	2,630,575
International Business Machines Corp.	33,800	3,097,770
Jack Henry & Associates, Inc.	2,300	40,940
Lexmark International, Inc. Class A (a)	5,500	130,240
Mentor Graphics Corp. (a)	4,200	19,572
MICROS Systems, Inc. (a)	4,800	69,120
MTS Systems Corp.	100	2,619
NCR Corp. (a)	8,600	107,930
NetApp, Inc. (a)	5,300	78,599
Perot Systems Corp. Class A (a)	7,800	101,322
SanDisk Corp. (a)	10,300	117,729

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Seagate Technology	48,800	$184,952
Sun Microsystems, Inc. (a)	27,100	112,736
SYKES Enterprises, Inc. (a)	1,200	20,052
Synaptics, Inc. (a)	5,050	119,028
Synopsys, Inc. (a)	7,000	129,500
Syntel, Inc.	400	8,620
Teradata Corp. (a)	6,100	80,093
Unisys Corp. (a)	12,900	9,675
Western Digital Corp. (a)	8,700	127,716
		9,209,910
Cosmetics & Personal Care – 1.4%
Chattem, Inc. (a)	900	60,840
The Procter & Gamble Co.	38,392	2,092,364
Revlon, Inc. Class A (a)	400	2,364
		2,155,568
Distribution & Wholesale – 0.3%
Fossil, Inc. (a)	4,500	51,930
Ingram Micro, Inc. Class A (a)	10,500	128,835
Owens & Minor, Inc.	600	23,862
Pool Corp.	900	14,265
ScanSource, Inc. (a)	300	5,616
Tech Data Corp. (a)	2,200	39,842
United Stationers, Inc. (a)	1,000	28,010
Watsco, Inc.	1,500	49,575
WESCO International, Inc. (a)	6,500	119,730
		461,665
Diversified Financial – 2.5%
Affiliated Managers Group, Inc. (a)	600	24,114
AmeriCredit Corp. (a)	8,200	38,622
Ameriprise Financial, Inc.	5,400	108,810
BlackRock, Inc.	1,200	130,560
CIT Group, Inc.	18,700	52,173
Discover Financial Services	17,200	122,980
E*Trade Financial Corp. (a)	31,400	35,796
Franklin Resources, Inc.	5,700	275,994
GAMCO Investors, Inc. Class A	400	12,496
GLG Partners, Inc.	200	410
The Goldman Sachs Group, Inc.	6,500	524,745
Greenhill & Co., Inc.	1,000	65,020
Interactive Brokers Group, Inc. (a)	4,500	68,715
Investment Technology Group, Inc. (a)	1,300	28,184
Janus Capital Group, Inc.	9,100	47,775
JP Morgan Chase & Co.	40,100	1,022,951
KBW, Inc. (a)	1,400	26,292
Knight Capital Group, Inc. Class A (a)	6,000	108,180
Lazard Ltd. Class A	1,500	39,750
Legg Mason, Inc.	5,500	88,330
Morgan Stanley	2,600	52,598
Nelnet, Inc. Class A	1,300	17,966
NYSE Euronext	10,800	237,600
Piper Jaffray Cos. (a)	2,100	60,291
Stifel Financial Corp. (a)	1,500	52,560
Student Loan Corp.	300	14,082
T. Rowe Price Group, Inc.	9,700	267,526
TD Ameritrade Holding Corp. (a)	20,500	230,420
Virtus Investment Partners, Inc. (a)	185	1,121
Waddell & Reed Financial, Inc. Class A	500	7,060
		3,763,121
Electric – 0.5%
Avista Corp.	4,000	76,160
CH Energy Group, Inc.	300	15,174
Duke Energy Corp.	30,600	463,590
Integrys Energy Group, Inc.	900	37,575
Mirant Corp. (a)	4,700	80,699
Progress Energy, Inc. (b)	19,900	6,567
Reliant Energy, Inc. (a)	11,900	60,571
Unisource Energy Corp.	2,000	56,480
		796,816
Electrical Components & Equipment – 0.6%
Belden, Inc.	6,200	80,972
Emerson Electric Co.	16,500	539,550
Graftech International Ltd. (a)	17,400	139,374
Hubbell, Inc. Class B	2,600	80,600
Littelfuse, Inc. (a)	100	1,530
Molex, Inc.	8,400	112,308
		954,334
Electronics – 1.4%
Agilent Technologies, Inc. (a)	13,800	249,504
Amphenol Corp. Class A	4,000	104,600
Analogic Corp.	800	20,000
Arrow Electronics, Inc. (a)	7,000	133,490
Avnet, Inc. (a)	6,600	130,812
AVX Corp.	3,200	29,184
Benchmark Electronics, Inc. (a)	9,500	111,530
Brady Corp. Class A	1,400	29,288
Cogent, Inc. (a)	4,000	46,560
Coherent, Inc. (a)	1,800	32,562
Cymer, Inc. (a)	2,600	53,040
Dolby Laboratories, Inc. Class A (a)	2,700	69,012
FEI Co. (a)	900	16,380
Gentex Corp.	6,200	52,018
Itron, Inc. (a)	1,100	71,830
Jabil Circuit, Inc.	14,400	83,808
L-1 Identity Solutions, Inc. (a)	1,200	8,700
National Instruments Corp.	3,300	70,851
Plexus Corp. (a)	2,200	31,812
Rofin-Sinar Technologies, Inc. (a)	1,400	23,646
Technitrol, Inc.	700	1,540
Thermo Fisher Scientific, Inc. (a)	4,400	158,092
Thomas & Betts Corp. (a)	4,100	87,699
Trimble Navigation Ltd. (a)	6,200	91,884
Tyco Electronics Ltd.	9,000	127,440
Varian, Inc. (a)	1,000	27,840
Vishay Intertechnology, Inc. (a)	21,500	63,640
Watts Water Technologies, Inc. Class A	3,300	73,524
Woodward Governor Co.	4,500	92,565
		2,092,851
Engineering & Construction – 0.7%
Aecom Technology Corp. (a)	100	2,531

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Chicago Bridge & Iron Co. NV	8,000	$90,080
Emcor Group, Inc. (a)	8,000	164,720
Fluor Corp.	9,900	385,110
Granite Construction, Inc.	3,100	109,182
KBR, Inc.	2,200	31,152
McDermott International, Inc. (a)	1,700	17,629
Perini Corp. (a)	5,900	123,015
The Shaw Group, Inc. (a)	3,400	94,520
		1,017,939
Entertainment – 0.2%
Bally Technologies, Inc. (a)	900	18,171
Cinemark Holdings, Inc.	100	791
DreamWorks Animation SKG, Inc. Class A (a)	4,000	87,800
International Game Technology	1,300	13,780
International Speedway Corp. Class A	1,900	44,232
Speedway Motorsports, Inc.	1,500	21,660
Vail Resorts, Inc. (a)	2,400	55,968
Warner Music Group Corp.	3,500	7,175
		249,577
Environmental Controls – 0.2%
Clean Harbors, Inc. (a)	700	37,457
Darling International, Inc. (a)	1,400	6,426
EnergySolutions, Inc.	300	1,347
Nalco Holding Co.	5,900	57,879
Waste Management, Inc.	6,400	199,616
		302,725
Foods – 1.0%
Del Monte Foods Co.	2,800	18,648
Fresh Del Monte Produce, Inc. (a)	600	14,460
The Kroger Co.	18,100	407,250
M&F Worldwide Corp. (a)	100	1,060
Ralcorp Holdings, Inc. (a)	700	41,454
Safeway, Inc.	45,900	983,637
SuperValu, Inc.	3,200	56,128
Weis Markets, Inc.	300	9,333
Whole Foods Market, Inc.	1,700	17,425
Winn-Dixie Stores, Inc. (a)	500	6,870
		1,556,265
Forest Products & Paper – 0.3%
Domtar Corp. (a)	42,200	62,878
International Paper Co.	17,200	156,864
MeadWestvaco Corp.	3,500	40,740
Rock-Tenn Co. Class A	2,000	62,340
Temple-Inland, Inc.	18,300	103,761
		426,583
Gas – 0.1%
The Laclede Group, Inc.	1,200	54,468
Southwest Gas Corp.	1,100	28,336
WGL Holdings, Inc.	1,000	32,100
		114,904
Hand & Machine Tools – 0.3%
Baldor Electric Co.	6,900	96,669
Kennametal, Inc.	7,500	120,300
Lincoln Electric Holdings, Inc.	2,600	107,042
Regal-Beloit Corp.	600	20,376
Snap-on, Inc.	2,900	87,522
The Stanley Works	2,900	90,654
		522,563
Health Care — Products – 2.0%
American Medical Systems Holdings, Inc. (a)	400	4,280
Hillenbrand Industries, Inc.	2,700	38,016
Inverness Medical Innovations, Inc. (a)	1,300	31,811
Johnson & Johnson	43,100	2,486,439
Kinetic Concepts, Inc. (a)	100	2,410
Medtronic, Inc.	3,700	123,913
Steris Corp.	1,200	31,920
Zimmer Holdings, Inc. (a)	8,000	291,200
		3,009,989
Health Care — Services – 2.8%
Aetna, Inc.	50,000	1,550,000
AMERIGROUP Corp. (a)	5,100	142,647
Brookdale Senior Living, Inc.	4,100	27,880
Centene Corp. (a)	5,900	104,607
Cigna Corp.	9,300	161,448
Community Health Systems, Inc. (a)	1,500	27,960
Coventry Health Care, Inc. (a)	5,300	80,189
Health Net, Inc. (a)	8,800	128,744
Kindred Healthcare, Inc. (a)	3,700	50,209
LifePoint Hospitals, Inc. (a)	4,800	108,192
Lincare Holdings, Inc. (a)	3,300	79,365
Magellan Health Services, Inc. (a)	800	28,976
Molina Healthcare, Inc. (a)	600	10,524
Pediatrix Medical Group, Inc. (a)	1,700	57,069
UnitedHealth Group, Inc.	1,700	48,161
Universal Health Services, Inc. Class B	2,400	90,840
WellCare Health Plans, Inc. (a)	2,600	38,428
WellPoint, Inc. (a)	35,200	1,459,040
		4,194,279
Home Builders – 0.2%
Centex Corp.	5,300	45,103
KB Home	2,400	25,608
Lennar Corp. Class A	9,200	70,748
M.D.C. Holdings, Inc.	700	21,448
Meritage Home Corp. (a)	1,300	14,326
Pulte Homes, Inc.	900	9,135
The Ryland Group, Inc.	3,300	51,480
Thor Industries, Inc.	5,100	53,958
		291,806
Home Furnishing – 0.1%
Harman International Industries, Inc.	6,100	98,149
Tempur-Pedic International, Inc.	8,400	58,800
Whirlpool Corp.	400	13,372
		170,321
Household Products – 0.1%
American Greetings Corp. Class A	4,300	18,662
Jarden Corp. (a)	1,000	10,430

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Scotts Miracle-Gro Co. Class A	1,800	$57,996
		87,088
Housewares – 0.1%
The Toro Co.	4,200	124,362
Insurance – 3.5%
Allied World Assurance Holdings Ltd.	2,900	109,330
Allstate Corp.	5,100	110,517
American Financial Group, Inc.	6,300	106,974
American National Insurance	100	5,585
Amtrust Financial Services, Inc.	400	3,284
Arch Capital Group Ltd. (a)	1,100	66,165
Aspen Insurance Holdings Ltd.	5,200	114,920
Assured Guaranty Ltd.	2,600	19,838
Axis Capital Holdings Ltd.	5,200	126,152
Berkshire Hathaway, Inc. Class B (a)	208	621,712
Brown & Brown, Inc.	7,000	133,910
Chubb Corp.	13,100	557,798
Cincinnati Financial Corp.	2,800	61,404
CNA Financial Corp.	6,400	74,432
CNA Surety Corp. (a)	500	8,275
Conseco, Inc. (a)	4,000	9,320
Delphi Financial Group, Inc. Class A	3,800	57,646
Employers Holdings, Inc.	3,100	41,974
Endurance Specialty Holdings Ltd.	2,200	59,972
FBL Financial Group, Inc. Class A	100	1,031
First American Corp.	700	15,288
Flagstone Reinsurance Holdings Ltd.	200	1,678
Genworth Financial, Inc. Class A	14,500	33,640
The Hanover Insurance Group, Inc.	2,100	84,882
Harleysville Group, Inc.	1,100	31,284
The Hartford Financial Services Group, Inc.	6,400	84,224
HCC Insurance Holdings, Inc.	3,000	70,230
Infinity Property & Casualty Corp.	100	3,840
IPC Holdings Ltd.	4,100	105,206
Lincoln National Corp.	6,000	90,780
Loews Corp.	19,337	471,823
Max Capital Group Ltd.	4,300	73,143
MGIC Investment Corp.	7,800	21,528
Montpelier Re Holdings Ltd.	1,800	25,452
Navigators Group, Inc. (a)	600	30,804
Odyssey Re Holdings Corp.	2,800	131,740
Old Republic International Corp.	4,500	46,440
OneBeacon Insurance Group Ltd.	1,300	10,985
PartnerRe Ltd.	1,700	111,401
The Phoenix Companies, Inc.	3,700	6,475
Platinum Underwriters Holdings Ltd.	3,600	100,116
ProAssurance Corp. (a)	1,500	70,890
Protective Life Corp.	8,400	69,552
Prudential Financial, Inc.	14,600	375,950
RLI Corp.	1,200	67,788
Selective Insurance Group	2,800	42,980
StanCorp Financial Group, Inc.	2,900	74,878
State Auto Financial Corp.	300	6,630
Transatlantic Holdings, Inc.	800	25,720
The Travelers Cos., Inc.	9,800	378,672
United Fire & Casualty Co.	500	10,025
Unitrin, Inc.	3,600	45,936
Universal American Corp. (a)	1,800	17,766
Validus Holdings Ltd.	200	4,564
W.R. Berkley Corp.	6,100	161,528
XL Capital Ltd. Class A	9,000	26,100
Zenith National Insurance Corp.	1,300	36,452
		5,256,629
Internet – 2.7%
Akamai Technologies, Inc. (a)	8,500	114,580
Avocent Corp. (a)	6,500	93,275
Check Point Software Technologies Ltd. (a)	2,900	65,743
Digital River, Inc. (a)	4,900	121,373
EarthLink, Inc. (a)	10,900	82,077
eBay, Inc. (a)	18,600	223,572
Expedia, Inc. (a)	13,100	116,983
F5 Networks, Inc. (a)	7,700	170,709
Google, Inc. Class A (a)	1,400	473,942
IAC/InterActiveCorp (a)	200	2,940
j2 Global Communications, Inc. (a)	6,600	129,228
Liberty Media Holding Corp. Interactive Class A (a)	23,100	72,534
Netflix, Inc. (a)	4,100	148,174
Priceline.com, Inc. (a)	2,000	134,180
RealNetworks, Inc. (a)	1,000	2,820
Sapient Corp. (a)	9,800	41,748
Sohu.com, Inc. (a)	1,900	75,145
Symantec Corp. (a)	108,200	1,658,706
TIBCO Software, Inc. (a)	25,200	134,820
Valueclick, Inc. (a)	11,900	74,375
VeriSign, Inc. (a)	5,900	113,929
		4,050,853
Iron & Steel – 1.2%
AK Steel Holding Corp.	12,600	101,682
Allegheny Technologies, Inc.	3,900	86,151
Carpenter Technology Corp.	6,500	107,250
Cliffs Natural Resources, Inc.	600	13,902
Nucor Corp.	25,600	1,044,224
Olympic Steel, Inc.	300	4,761
Reliance Steel & Aluminum Co.	4,900	108,437
Schnitzer Steel Industries, Inc. Class A	3,800	149,226
United States Steel Corp.	4,500	135,135
		1,750,768
Leisure Time – 0.3%
Brunswick Corp.	11,400	31,692
Callaway Golf Co.	8,000	60,880
Carnival Corp.	8,300	150,977
Interval Leisure Group, Inc. (a)	2,180	10,922

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Life Time Fitness, Inc. (a)	1,900	$28,139
Polaris Industries, Inc.	2,300	48,921
WMS Industries, Inc. (a)	4,400	97,768
		429,299
Lodging – 0.1%
Ameristar Casinos, Inc.	1,100	9,867
Boyd Gaming Corp.	10,100	48,581
Wyndham Worldwide Corp.	12,200	74,786
		133,234
Machinery — Construction & Mining – 0.6%
Bucyrus International, Inc. Class A	4,800	74,400
Caterpillar, Inc.	24,800	765,080
Joy Global, Inc.	3,900	81,237
Terex Corp. (a)	3,000	35,520
		956,237
Machinery — Diversified – 1.2%
AGCO Corp. (a)	2,300	48,944
Applied Industrial Technologies, Inc.	3,000	47,370
Briggs & Stratton Corp.	3,200	47,328
Chart Industries, Inc. (a)	1,200	10,152
Cognex Corp.	1,300	16,978
Cummins, Inc.	24,500	587,510
Deere & Co.	4,900	170,226
Eaton Corp.	300	13,206
Flowserve Corp.	500	26,655
Gardner Denver, Inc. (a)	5,700	124,089
Graco, Inc.	3,300	70,191
IDEX Corp.	4,700	106,267
Intermec, Inc. (a)	2,100	26,082
The Manitowoc Co., Inc.	12,200	67,100
Nordson Corp.	2,700	81,567
Robbins & Myers, Inc.	4,000	69,160
Rockwell Automation, Inc.	4,100	106,764
Roper Industries, Inc.	1,100	45,254
Sauer-Danfoss, Inc.	200	1,508
Wabtec Corp.	200	5,986
Zebra Technologies Corp. Class A (a)	5,700	95,931
		1,768,268
Manufacturing – 3.7%
3M Co.	8,800	473,352
A.O. Smith Corp.	2,400	65,952
Actuant Corp. Class A	2,600	42,848
Acuity Brands, Inc.	4,400	118,228
Ameron International Corp.	100	4,985
Barnes Group, Inc.	1,800	20,340
The Brink's Co.	2,300	60,789
Carlisle Cos., Inc.	500	9,335
Ceradyne, Inc. (a)	4,300	98,126
Cooper Industries Ltd. Class A	2,600	69,966
Crane Co.	4,000	69,680
Dover Corp.	5,900	166,852
Eastman Kodak Co.	2,500	11,325
EnPro Industries, Inc. (a)	2,700	49,410
General Electric Co.	146,200	1,773,406
Harsco Corp.	4,500	106,740
Honeywell International, Inc.	19,000	623,390
Illinois Tool Works, Inc.	12,900	421,314
Ingersoll-Rand Co. Ltd. Class A	28,100	455,501
Koppers Holdings, Inc.	1,200	19,440
Parker Hannifin Corp.	22,700	867,367
Trinity Industries, Inc.	6,800	78,268
Tyco International Ltd.	2,650	55,703
		5,662,317
Media – 3.1%
Cablevision Systems Corp. Class A	7,200	115,416
CBS Corp. Class B	92,300	527,956
Central European Media Enterprises Ltd. (a)	400	3,944
Cox Radio, Inc. Class A (a)	2,500	12,625
The DIRECTV Group, Inc. (a)	17,000	372,300
DISH Network Corp. Class A (a)	11,800	151,512
FactSet Research Systems, Inc.	2,100	83,580
Gannett Co., Inc.	9,700	55,969
Hearst-Argyle Television, Inc.	300	1,182
Liberty Media Corp. Capital Class A (a)	2,000	10,980
Liberty Media Corp. Entertainment Class A (a)	6,200	113,770
The McGraw-Hill Cos., Inc.	13,100	288,069
Mediacom Communications Corp. (a)	200	1,080
Meredith Corp.	6,200	99,014
News Corp. Class A	79,000	504,810
Scholastic Corp.	3,200	34,880
Time Warner, Inc.	171,400	1,599,162
Viacom, Inc. Class B (a)	10,350	152,663
The Walt Disney Co.	28,700	593,516
		4,722,428
Metal Fabricate & Hardware – 0.5%
Circor International, Inc.	1,800	40,050
Commercial Metals Co.	8,900	102,350
Mueller Industries, Inc.	4,000	80,480
Mueller Water Products, Inc. Class A	6,700	45,359
Precision Castparts Corp.	5,400	350,730
Timken Co.	8,700	129,543
Worthington Industries, Inc.	5,400	54,324
		802,836
Mining – 1.7%
Alcoa, Inc.	82,500	642,675
Century Aluminum Co. (a)	7,000	24,850
Compass Minerals International, Inc.	600	36,102
Freeport-McMoRan Copper & Gold, Inc.	33,500	842,190
Kaiser Aluminum Corp.	1,100	27,324
RTI International Metals, Inc. (a)	200	2,662
Southern Copper Corp.	76,700	1,069,198
		2,645,001
Office Equipment/Supplies – 0.6%
Pitney Bowes, Inc.	5,700	126,882
Xerox Corp.	121,800	808,752
		935,634
Office Furnishings – 0.1%
Herman Miller, Inc.	4,900	53,851
HNI Corp.	5,400	71,334
Interface, Inc. Class A	4,700	19,176
Steelcase, Inc. Class A	13,600	58,752
		203,113

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas – 18.4%
Anadarko Petroleum Corp.	38,600	$1,418,164
Apache Corp.	23,400	1,755,000
Arena Resources, Inc. (a)	900	21,924
Berry Petroleum Co. Class A	5,100	37,536
Bill Barrett Corp. (a)	3,000	66,330
BPZ Resources, Inc. (a)	200	1,152
Carrizo Oil & Gas, Inc. (a)	1,600	22,176
Chesapeake Energy Corp.	13,300	210,273
Chevron Corp.	49,610	3,498,497
Cimarex Energy Co.	3,300	81,972
Clayton Williams Energy, Inc. (a)	200	7,960
ConocoPhillips	50,239	2,387,860
Contango Oil & Gas Co. (a)	100	4,460
CVR Energy, Inc. (a)	1,600	8,176
Delta Petroleum Corp. (a)	2,500	10,850
Denbury Resources, Inc. (a)	7,600	93,024
Devon Energy Corp.	9,700	597,520
Diamond Offshore Drilling, Inc.	3,400	213,384
Encore Aquisition Co. (a)	2,800	76,104
ENSCO International, Inc.	4,000	109,440
Exxon Mobil Corp.	90,300	6,906,144
Frontier Oil Corp.	9,600	137,088
Helmerich & Payne, Inc.	3,100	69,626
Hess Corp.	20,200	1,123,322
Holly Corp.	2,200	51,414
Marathon Oil Corp.	38,200	1,040,186
Mariner Energy, Inc. (a)	10,200	100,980
McMoRan Exploration Co. (a)	2,600	17,394
Murphy Oil Corp.	18,300	808,494
Nabors Industries Ltd. (a)	7,500	82,125
Noble Corp.	35,400	961,110
Noble Energy, Inc.	15,200	743,736
Occidental Petroleum Corp.	40,700	2,220,185
Parker Drilling Co. (a)	8,200	17,384
Patterson-UTI Energy, Inc.	7,500	71,700
Pioneer Drilling Co. (a)	400	1,988
Pioneer Natural Resources Co.	2,600	38,064
Plains Exploration & Production Co. (a)	4,700	99,264
Precision Drilling Trust	646	3,211
Pride International, Inc. (a)	5,300	85,436
Quicksilver Resources, Inc. (a)	7,000	48,510
Rosetta Resources, Inc. (a)	4,200	25,494
SandRidge Energy, Inc. (a)	2,200	14,652
St. Mary Land & Exploration Co.	1,200	23,220
Stone Energy Corp. (a)	7,349	63,054
Sunoco, Inc.	3,700	171,384
Swift Energy Co. (a)	4,500	68,940
Tesoro Corp.	11,400	196,422
Unit Corp. (a)	4,100	102,254
Valero Energy Corp.	54,600	1,316,952
W&T Offshore, Inc.	7,600	95,532
Whiting Petroleum Corp. (a)	700	20,300
XTO Energy, Inc.	12,500	463,625
		27,810,992
Oil & Gas Services – 2.5%
Baker Hughes, Inc.	16,800	559,776
Basic Energy Services, Inc. (a)	1,800	17,280
BJ Services Co.	8,000	88,000
Complete Production Services, Inc. (a)	8,500	54,485
Dresser-Rand Group, Inc. (a)	5,800	112,984
Dril-Quip, Inc. (a)	1,500	36,750
Exterran Holdings, Inc. (a)	2,600	57,616
Halliburton Co.	25,900	446,775
Helix Energy Solutions Group, Inc. (a)	4,600	23,690
Key Energy Services, Inc. (a)	15,600	53,196
Lufkin Industries, Inc.	800	27,960
National Oilwell Varco, Inc. (a)	14,100	372,804
Oceaneering International, Inc. (a)	2,800	96,488
Oil States International, Inc. (a)	6,500	119,015
Schlumberger Ltd.	15,700	640,717
SEACOR Holdings, Inc. (a)	1,800	117,072
Smith International, Inc.	700	15,890
Superior Energy Services, Inc. (a)	5,900	91,922
TETRA Technologies, Inc. (a)	1,300	6,747
Tidewater, Inc.	2,400	99,864
Transocean Ltd. (a)	8,100	442,422
Weatherford International Ltd. (a)	25,300	279,059
		3,760,512
Packaging & Containers – 0.2%
Owens-IIlinois, Inc. (a)	6,200	117,800
Packaging Corp. of America	2,900	41,180
Sealed Air Corp.	7,400	100,270
Sonoco Products Co.	4,900	112,357
		371,607
Pharmaceuticals – 3.6%
Abbott Laboratories	7,000	388,080
Cardinal Health, Inc.	1,500	56,475
Cubist Pharmaceuticals, Inc. (a)	2,800	59,948
Eli Lilly & Co.	19,800	729,036
Endo Pharmaceuticals Holdings, Inc. (a)	4,800	107,856
Forest Laboratories, Inc. (a)	8,600	215,344
HealthExtras, Inc. (a)	1,400	30,828
Herbalife Ltd.	6,000	123,060
K-V Pharmaceutical Co. Class A (a)	300	195
King Pharmaceuticals, Inc. (a)	15,500	135,470
Medicis Pharmaceutical Corp. Class A	8,200	114,226
Merck & Co., Inc.	34,800	993,540
NBTY, Inc. (a)	6,000	113,220
Omnicare, Inc.	2,900	81,084
Pfizer, Inc.	133,400	1,944,972
Sepracor, Inc. (a)	5,100	77,520
Sirona Dental Systems, Inc. (a)	1,700	20,417
VCA Antech, Inc. (a)	100	1,882
Warner Chilcott Ltd. Class A (a)	300	4,125
Watson Pharmaceuticals, Inc. (a)	3,400	92,752

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Wyeth	3,900	$167,583
		5,457,613
Real Estate – 0.0%
CB Richard Ellis Group, Inc. Class A (a)	6,800	24,480
Forest City Enterprises, Inc. Class A	3,600	24,336
Jones Lang Lasalle, Inc.	900	21,249
		70,065
Retail – 4.6%
Abercrombie & Fitch Co. Class A	5,400	96,390
Aeropostale, Inc. (a)	8,800	185,768
American Eagle Outfitters, Inc.	10,400	93,704
AnnTaylor Stores Corp. (a)	12,700	62,484
AutoNation, Inc. (a)	12,700	117,856
Barnes & Noble, Inc.	6,300	103,446
bebe Stores, Inc.	3,900	22,035
Best Buy Co., Inc.	28,900	809,778
Big Lots, Inc. (a)	6,500	87,425
Bob Evans Farms, Inc.	2,700	47,412
Brinker International, Inc.	8,700	95,439
The Buckle, Inc.	3,600	76,140
Casey's General Stores, Inc.	2,600	55,250
Cash America International, Inc.	3,800	69,464
CEC Entertainment, Inc. (a)	4,400	102,696
Children's Place (a)	5,000	94,050
Chipotle Mexican Grill, Inc. Class B (a)	81	3,687
Coach, Inc. (a)	9,100	132,860
Copart, Inc. (a)	2,100	50,589
CVS Caremark Corp.	6,800	182,784
Dillard's, Inc. Class A	11,300	49,155
Dollar Tree, Inc. (a)	3,200	136,672
Dress Barn, Inc. (a)	7,300	62,926
Ezcorp, Inc. (a)	900	12,213
Foot Locker, Inc.	8,400	61,824
The Gap, Inc.	56,400	636,192
Guess?, Inc.	3,500	56,315
The Gymboree Corp. (a)	1,600	39,200
The Home Depot, Inc.	8,400	180,852
HSN, Inc. (a)	2,180	10,355
J. Crew Group, Inc. (a)	400	4,000
Jack in the Box, Inc. (a)	4,900	110,691
Jones Apparel Group, Inc.	9,000	31,140
Kohl's Corp. (a)	5,900	216,589
Limited Brands, Inc.	13,200	104,544
Liz Claiborne, Inc.	18,300	40,260
Lowe's Cos., Inc.	3,000	54,810
Macy's, Inc.	12,900	115,455
McDonald's Corp.	4,300	249,486
Men's Wearhouse, Inc.	5,800	67,570
MSC Industrial Direct Co., Inc. Class A	3,100	106,206
Nordstrom, Inc.	6,500	82,485
Nu Skin Enterprises, Inc. Class A	1,900	18,031
Office Depot, Inc. (a)	21,700	46,872
OfficeMax, Inc.	900	4,959
Panera Bread Co. Class A (a)	1,300	61,074
Papa John's International, Inc. (a)	700	13,307
Penske Auto Group, Inc.	4,100	30,422
Phillips-Van Heusen Corp.	4,800	91,296
Polo Ralph Lauren Corp.	2,100	86,163
RadioShack Corp.	7,700	88,242
Regis Corp.	1,700	19,125
Ross Stores, Inc.	1,500	44,130
Sally Beauty Co., Inc. (a)	7,300	34,529
Signet Jewelers Ltd.	100	704
Sonic Corp. (a)	2,400	23,376
Talbots, Inc.	4,300	8,729
The TJX Cos., Inc.	4,000	77,680
Tractor Supply Co. (a)	3,600	121,356
Urban Outfitters, Inc. (a)	2,000	31,160
Wal-Mart Stores, Inc.	23,500	1,107,320
Williams-Sonoma, Inc.	13,300	105,336
Zale Corp. (a)	4,700	5,828
		6,937,836
Savings & Loans – 0.0%
NewAlliance Bancshares, Inc.	1,700	18,683
Northwest Bancorp, Inc.	100	1,856
Provident Financial Services, Inc.	2,400	26,232
		46,771
Semiconductors – 5.2%
Advanced Micro Devices, Inc. (a)	2,500	5,475
Altera Corp.	7,700	118,426
Amkor Technology, Inc. (a)	22,600	52,432
Analog Devices, Inc.	9,300	185,814
Applied Materials, Inc.	101,300	949,181
Atmel Corp. (a)	19,000	63,460
Broadcom Corp. Class A (a)	12,600	199,710
Cabot Microelectronics Corp. (a)	1,500	34,140
Emulex Corp. (a)	14,600	83,366
Entegris, Inc. (a)	4,000	5,560
Fairchild Semiconductor International, Inc. (a)	18,900	85,995
Integrated Device Technology, Inc. (a)	21,600	123,984
Intel Corp.	184,300	2,377,470
International Rectifier Corp. (a)	3,400	46,308
Intersil Corp. Class A	11,000	102,410
KLA-Tencor Corp.	6,500	130,260
LSI Corp. (a)	34,700	110,346
Marvell Technology Group Ltd. (a)	18,500	134,865
MEMC Electronic Materials, Inc. (a)	9,300	126,480
Microsemi Corp. (a)	2,100	17,640
MKS Instruments, Inc. (a)	6,900	96,945
National Semiconductor Corp.	8,100	82,134
Novellus Systems, Inc. (a)	9,100	125,489
Nvidia Corp. (a)	15,800	125,610
ON Semiconductor Corp. (a)	8,300	34,611
PMC-Sierra, Inc. (a)	19,200	93,504
Power Integrations, Inc.	500	9,735
QLogic Corp. (a)	12,600	142,632
Semtech Corp. (a)	9,300	109,275
Silicon Laboratories, Inc. (a)	5,000	115,150
Skyworks Solutions, Inc. (a)	9,300	40,176
Teradyne, Inc. (a)	27,100	130,351
Tessera Technologies, Inc. (a)	2,100	24,696
Texas Instruments, Inc.	98,500	1,472,575

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Varian Semiconductor Equipment Associates, Inc. (a)	3,800	$72,352
Verigy Ltd. (a)	4,400	36,564
Xilinx, Inc.	8,000	134,800
		7,799,921
Software – 4.7%
Acxiom Corp.	10,000	95,100
Adobe Systems, Inc. (a)	2,900	55,999
Advent Software, Inc. (a)	400	8,732
Allscripts Heathcare Solutions, Inc.	1,300	10,946
American Reprographics Co. (a)	500	3,040
Ansys, Inc. (a)	2,900	72,094
Autodesk, Inc. (a)	7,800	129,168
Avid Technology, Inc. (a)	1,800	18,018
BMC Software, Inc. (a)	2,100	53,193
Broadridge Financial Solutions LLC	6,700	90,383
CA, Inc.	19,400	349,006
Citrix Systems, Inc. (a)	5,400	113,616
Compuware Corp. (a)	20,600	133,900
Concur Technologies, Inc. (a)	1,300	32,097
CSG Systems International, Inc. (a)	2,900	42,050
Fair Isaac Corp.	7,400	93,980
Fidelity National Information Services, Inc.	2,800	44,548
IMS Health, Inc.	1,300	18,876
Informatica Corp. (a)	3,900	49,764
Lawson Software, Inc. (a)	5,600	23,632
Microsoft Corp.	191,600	3,276,360
MicroStrategy, Inc. Class A (a)	300	11,610
Nuance Communications, Inc. (a)	9,100	89,726
Open Text Corp. (a)	2,600	91,078
Oracle Corp. (a)	90,575	1,524,377
Parametric Technology Corp. (a)	10,000	90,000
Progress Software Corp. (a)	2,100	35,826
Quest Software, Inc. (a)	7,500	93,525
SEI Investments Co.	3,300	41,811
Solera Holdings, Inc. (a)	1,400	33,726
Sybase, Inc. (a)	5,700	155,667
SYNNEX Corp. (a)	1,800	27,630
Take Two Interactive Software, Inc.	7,500	52,650
THQ, Inc. (a)	1,900	7,505
Wind River Systems, Inc. (a)	8,800	70,136
		7,039,769
Telecommunications – 6.6%
3Com Corp. (a)	26,100	60,813
ADTRAN, Inc.	6,300	95,445
Amdocs Ltd. (a)	8,100	137,052
Anixter International, Inc. (a)	3,000	80,940
AT&T, Inc.	99,052	2,438,660
Atheros Communications, Inc. (a)	5,600	67,256
Centennial Communications Corp. (a)	4,100	33,538
Ciena Corp. (a)	10,700	66,768
Cincinnati Bell, Inc. (a)	12,700	17,653
Cisco Systems, Inc. (a)	159,400	2,386,218
CommScope, Inc. (a)	7,800	112,476
Comtech Telecommunications (a)	800	31,040
Corning, Inc.	35,300	356,883
EchoStar Corp. (a)	3,640	54,818
Embarq Corp.	5,700	203,604
Global Crossing Ltd. (a)	900	5,526
Harris Corp.	3,800	164,502
InterDigital, Inc. (a)	3,900	126,087
JDS Uniphase Corp. (a)	33,600	121,968
Mastec, Inc. (a)	4,900	52,087
NeuStar, Inc. Class A (a)	4,400	59,928
NII Holdings, Inc. (a)	5,100	98,940
NTELOS Holdings Corp.	2,900	62,756
Plantronics, Inc.	7,900	80,185
Polycom, Inc. (a)	5,800	81,490
Premiere Global Services, Inc. (a)	3,600	34,884
Qualcomm, Inc.	19,000	656,450
Qwest Communications International, Inc.	42,800	137,816
RF Micro Devices, Inc. (a)	9,900	10,692
Sprint Nextel Corp. (a)	108,727	264,207
Starent Networks Corp. (a)	800	11,760
Syniverse Holdings, Inc. (a)	5,600	75,936
Tekelec (a)	5,700	70,794
Telephone & Data Systems, Inc.	4,600	140,346
Tellabs, Inc. (a)	37,000	152,810
TW Telecom, Inc. (a)	12,200	93,330
US Cellular Corp. (a)	1,900	79,705
Verizon Communications, Inc.	38,300	1,144,021
Viasat, Inc. (a)	400	8,864
Windstream Corp.	14,000	121,520
		9,999,768
Textiles – 0.0%
UniFirst Corp.	500	13,120
Transportation – 0.8%
Alexander & Baldwin, Inc.	1,500	33,060
Arkansas Best Corp.	4,000	93,560
CSX Corp.	4,300	124,528
Excel Maritime Carriers Ltd.	800	5,280
Frontline Ltd.	2,400	68,424
Genco Shipping & Trading Ltd.	3,800	59,090
Gulfmark Offshore, Inc. (a)	1,200	28,728
Heartland Express, Inc.	2,100	28,266
Hub Group, Inc. Class A (a)	2,000	45,400
Kirby Corp. (a)	900	21,582
Norfolk Southern Corp.	13,200	506,352
Old Dominion Freight Line, Inc. (a)	100	2,508
Overseas Shipholding Group, Inc.	3,000	107,100
Pacer International, Inc.	1,200	10,320
Ryder System, Inc.	300	10,134
TBS International Ltd. (a)	200	1,968
UTI Worldwide, Inc.	2,000	21,920
Werner Enterprises, Inc.	6,300	94,500
YRC Worldwide, Inc. (a)	3,600	10,368
		1,273,088
Trucking & Leasing – 0.0%
AMERCO (a)	200	6,150
GATX Corp.	1,400	33,740

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Textainer Group Holdings Ltd.	600	$5,214
		45,104
TOTAL COMMON STOCK (Cost $235,426,344)		150,543,163
TOTAL EQUITIES (Cost $235,426,344)		150,543,163
WARRANTS – 0.0%
Savings & Loans – 0.0%
Dime Bancorp, Inc. Warrants, Expires 12/26/50, Strike 0.00 (a)	14,200	142
TOTAL WARRANTS (Cost $2,698)		142
RIGHTS – 0.0%
Computers – 0.0%
Seagate Technology (b)	25,700	-
TOTAL RIGHTS (Cost $0)		-
TOTAL LONG-TERM INVESTMENTS (Cost $235,429,042)		150,543,305
	Principal Amount
SHORT-TERM INVESTMENTS – 0.4%
Repurchase Agreement – 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/30/09, 0.050%, due 2/02/09 (c)	$653,690	653,690
TOTAL SHORT-TERM INVESTMENTS (Cost $653,690)		653,690
TOTAL INVESTMENTS – 100.0% (Cost $236,082,732) (d)		151,196,995
Other Assets/ (Liabilities) — (0.0)%		(51,338)
NET ASSETS – 100.0%		$151,145,657

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $653,692. Collateralized by U.S. Government Agency obligations with a rate of 7.100%, maturity date of 6/01/21, and an aggregate market value, including accrued interest, of $668,416.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments

January 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.8%
COMMON STOCK — 97.8%
Aerospace & Defense – 3.9%
General Dynamics Corp.	64,476	$3,657,723
Lockheed Martin Corp.	154,500	12,675,180
United Technologies Corp.	139,200	6,680,208
		23,013,111
Agriculture – 0.3%
Philip Morris International, Inc.	47,900	1,779,485
Apparel – 0.3%
Nike, Inc. Class B	38,800	1,755,700
Banks – 1.4%
Julius Baer Holding AG	72,467	2,149,921
Northern Trust Corp.	106,700	6,137,384
		8,287,305
Beverages – 2.0%
PepsiCo, Inc.	233,080	11,707,608
Biotechnology – 3.9%
Amgen, Inc. (a)	79,700	4,371,545
Celgene Corp. (a)	179,709	9,515,591
Genentech, Inc. (a)	55,100	4,476,324
Illumina, Inc. (a)	173,780	4,754,621
		23,118,081
Chemicals – 6.6%
Ecolab, Inc.	78,600	2,669,256
Monsanto Co.	244,864	18,624,356
The Mosaic Co.	104,200	3,716,814
Potash Corp. of Saskatchewan, Inc.	55,560	4,159,222
Praxair, Inc.	155,970	9,710,692
		38,880,340
Commercial Services – 4.7%
Accenture Ltd. Class A	109,700	3,462,132
Mastercard, Inc. Class A	69,690	9,462,508
Quanta Services, Inc. (a)	149,400	3,194,172
SAIC, Inc. (a)	207,800	4,101,972
Visa, Inc. Class A	157,930	7,793,846
		28,014,630
Computers – 7.1%
Affiliated Computer Services, Inc. Class A (a)	76,391	3,503,291
Apple, Inc. (a)	178,662	16,102,806
NetApp, Inc. (a)	406,969	6,035,351
Research In Motion Ltd. (a)	289,230	16,023,342
		41,664,790
Cosmetics & Personal Care – 1.0%
Colgate-Palmolive Co.	87,800	5,710,512
Diversified Financial – 4.4%
BM&F BOVESPA SA	1,046,280	3,024,571
The Charles Schwab Corp.	253,600	3,446,424
Credit Suisse Group	206,887	5,292,836
The Goldman Sachs Group, Inc.	50,570	4,082,516
IntercontinentalExchange, Inc. (a)	134,520	7,658,224
T. Rowe Price Group, Inc.	83,530	2,303,757
		25,808,328
Electronics – 2.6%
FLIR Systems, Inc. (a)	129,300	3,228,621
Thermo Fisher Scientific, Inc. (a)	334,210	12,008,165
		15,236,786
Engineering & Construction – 1.4%
ABB Ltd. (a)	656,764	8,525,664
Foods – 3.5%
Cadbury Schweppes PLC	998,037	8,019,757
Nestle SA	361,145	12,469,086
		20,488,843
Health Care — Products – 5.6%
Baxter International, Inc.	255,950	15,011,468
C.R. Bard, Inc.	36,095	3,088,649
Henry Schein, Inc. (a)	125,152	4,684,439
Intuitive Surgical, Inc. (a)	23,100	2,384,613
Medtronic, Inc.	112,080	3,753,559
Stryker Corp.	99,270	4,193,165
		33,115,893
Health Care — Services – 0.7%
Covance, Inc. (a)	101,740	3,927,164
Insurance – 0.5%
Aon Corp.	79,200	2,934,360
Internet – 5.0%
eBay, Inc. (a)	398,733	4,792,771
F5 Networks, Inc. (a)	156,966	3,479,936
Google, Inc. Class A (a)	62,470	21,147,969
		29,420,676
Machinery — Construction & Mining – 0.5%
Joy Global, Inc.	145,200	3,024,516
Media – 1.9%
Cablevision Systems Corp. Class A	331,500	5,313,945
Liberty Global, Inc. Class A (a)	690	10,053
The McGraw-Hill Cos., Inc.	149,880	3,295,861
The Walt Disney Co.	117,500	2,429,900
		11,049,759
Oil & Gas – 6.9%
Devon Energy Corp.	103,100	6,350,960
Occidental Petroleum Corp.	222,723	12,149,540
Range Resources Corp.	254,600	9,124,864
XTO Energy, Inc.	348,357	12,920,561
		40,545,925
Oil & Gas Services – 2.6%
Cameron International Corp. (a)	157,300	3,643,068
Schlumberger Ltd.	222,266	9,070,676
Transocean Ltd. (a)	49,510	2,704,236
		15,417,980
Pharmaceuticals – 8.2%
Allergan, Inc.	167,522	6,385,939
DENTSPLY International, Inc.	191,920	5,164,567
Express Scripts, Inc. (a)	207,900	11,176,704
Gilead Sciences, Inc. (a)	273,824	13,902,044
Roche Holding AG	44,842	6,296,375
Shire Ltd.	360,760	5,248,271
		48,173,900
Real Estate – 0.5%
Jones Lang Lasalle, Inc.	115,610	2,729,552
Retail – 4.3%
Burger King Holdings, Inc.	147,110	3,273,198
Coach, Inc. (a)	317,600	4,636,960

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Polo Ralph Lauren Corp.	74,071	$3,039,133
Staples, Inc.	245,700	3,916,458
Wal-Mart Stores, Inc.	222,500	10,484,200
		25,349,949
Semiconductors – 3.6%
Applied Materials, Inc.	120,100	1,125,337
Broadcom Corp. Class A (a)	447,978	7,100,451
Microchip Technology, Inc.	174,470	3,309,696
Nvidia Corp. (a)	622,870	4,951,817
Texas Instruments, Inc.	327,300	4,893,135
		21,380,436
Software – 4.7%
Adobe Systems, Inc. (a)	285,656	5,516,017
Autodesk, Inc. (a)	118,747	1,966,450
Microsoft Corp.	374,844	6,409,833
MSCI, Inc. Class A (a)	278,479	4,834,396
Oracle Corp. (a)	311,110	5,235,981
Salesforce.com, Inc. (a)	141,100	3,754,671
		27,717,348
Telecommunications – 8.3%
Cisco Systems, Inc. (a)	766,174	11,469,625
Crown Castle International Corp. (a)	455,759	8,896,416
NII Holdings, Inc. (a)	367,226	7,124,184
Qualcomm, Inc.	628,410	21,711,565
		49,201,790
Toys, Games & Hobbies – 0.9%
Nintendo Co. Ltd.	17,500	5,382,959
Transportation – 0.5%
Burlington Northern Santa Fe Corp.	46,600	3,087,250
TOTAL COMMON STOCK (Cost $760,142,135)		576,450,640
TOTAL EQUITIES (Cost $760,142,135)		576,450,640
TOTAL LONG-TERM INVESTMENTS (Cost $760,142,135)		576,450,640
	Principal Amount
SHORT-TERM INVESTMENTS – 2.1%
Repurchase Agreement – 2.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/30/09, 0.050%, due 2/02/09 (b)	$12,310,525	12,310,525
TOTAL SHORT-TERM INVESTMENTS (Cost $12,310,525)		12,310,525
TOTAL INVESTMENTS – 99.9% (Cost $772,452,660) (c)		588,761,165
Other Assets/ (Liabilities) — 0.1%		416,702
NET ASSETS – 100.0%		$589,177,867

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $12,310,576. Collateralized by U.S. Government Agency obligations with rates ranging from 4.374% - 7.100%, maturity dates ranging from 6/01/21 - 10/01/41, and an aggregate market value, including accrued interest, of $12,557,364.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments

January 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.9%
COMMON STOCK — 99.9%
Advertising – 0.2%
Interpublic Group of Cos., Inc. (a)	18,000	$59,940
Omnicom Group, Inc.	8,400	217,476
		277,416
Aerospace & Defense – 2.7%
Alliant Techsystems, Inc. (a)	300	24,243
Boeing Co.	7,330	310,132
Goodrich Corp.	5,160	199,486
L-3 Communications Holdings, Inc.	6,750	533,385
Lockheed Martin Corp.	13,130	1,077,185
Northrop Grumman Corp.	6,090	293,051
Raytheon Co.	8,610	435,838
Rockwell Collins, Inc.	3,080	116,055
United Technologies Corp.	22,070	1,059,139
		4,048,514
Agriculture – 2.6%
Altria Group, Inc.	62,570	1,034,908
Lorillard, Inc.	3,000	178,380
Philip Morris International, Inc.	73,470	2,729,410
		3,942,698
Airlines – 0.2%
Copa Holdings SA Class A	9,200	241,408
Delta Air Lines, Inc. (a)	2,900	20,010
		261,418
Auto Manufacturers – 0.1%
Oshkosh Corp.	3,300	23,826
Paccar, Inc.	7,000	184,730
		208,556
Automotive & Parts – 0.1%
BorgWarner, Inc.	1,840	31,059
Johnson Controls, Inc.	1,700	21,267
WABCO Holdings, Inc.	3,700	55,315
		107,641
Banks – 0.4%
Northern Trust Corp.	8,670	498,699
State Street Corp.	4,127	96,035
		594,734
Beverages – 2.8%
Brown-Forman Corp. Class B	2,425	110,119
The Coca-Cola Co.	57,980	2,476,906
Hansen Natural Corp. (a)	1,300	43,550
PepsiCo, Inc.	30,470	1,530,508
		4,161,083
Biotechnology – 2.1%
Abraxis BioScience, Inc. (a)	100	6,941
Biogen Idec, Inc. (a)	16,590	807,103
Celgene Corp. (a)	8,600	455,370
Genentech, Inc. (a)	16,500	1,340,460
Genzyme Corp. (a)	5,000	344,600
Life Technologies Corp. (a)	4,145	105,532
Millipore Corp. (a)	2,050	113,078
		3,173,084
Building Materials – 0.3%
Eagle Materials, Inc.	2,100	37,968
Lennox International, Inc.	7,810	219,539
Martin Marietta Materials, Inc.	3,000	241,560
		499,067
Chemicals – 2.0%
Air Products & Chemicals, Inc.	6,930	348,579
Airgas, Inc.	4,650	164,191
Albemarle Corp.	5,100	113,475
Ashland, Inc.	27,400	219,748
Celanese Corp. Class A	4,490	47,819
CF Industries Holdings, Inc.	3,400	159,800
Ecolab, Inc.	5,800	196,968
FMC Corp.	1,000	44,620
International Flavors & Fragrances, Inc.	4,000	114,480
Intrepid Potash, Inc. (a)	2,000	40,760
Monsanto Co.	8,060	613,044
The Mosaic Co.	220	7,847
PPG Industries, Inc.	700	26,306
Rohm & Haas Co.	6,300	347,697
The Sherwin-Williams Co.	7,890	376,747
Sigma-Aldrich Corp.	3,370	121,590
Terra Industries, Inc.	6,700	137,216
		3,080,887
Coal – 0.3%
Alpha Natural Resources, Inc. (a)	3,600	58,752
Arch Coal, Inc.	2,700	41,013
CONSOL Energy, Inc.	100	2,726
Massey Energy Co.	1,460	22,163
Peabody Energy Corp.	8,100	202,500
Walter Industries, Inc.	3,200	59,008
		386,162
Commercial Services – 4.4%
Accenture Ltd. Class A	20,390	643,508
Alliance Data Systems Corp. (a)	4,900	203,791
Apollo Group, Inc. Class A (a)	8,710	709,517
Automatic Data Processing, Inc.	34,380	1,249,025
Brink's Home Security Holdings, Inc. (a)	1,300	29,731
DeVry, Inc.	3,100	166,098
Equifax, Inc.	6,360	157,219
Genpact Ltd. (a)	16,700	136,773
Global Payments, Inc.	4,450	154,460
H&R Block, Inc.	10,000	207,300
Hewitt Associates, Inc. Class A (a)	8,410	238,676
Hillenbrand, Inc.	5,100	94,299
ITT Educational Services, Inc. (a)	1,300	159,263
Lender Processing Services, Inc.	2,700	69,984
Manpower, Inc.	220	6,261
Mastercard, Inc. Class A	2,450	332,661
McKesson Corp.	12,200	539,240
Monster Worldwide, Inc. (a)	3,000	27,630
Paychex, Inc.	10,400	252,616
Pharmaceutical Product Development, Inc.	2,500	59,725
Quanta Services, Inc. (a)	100	2,138
Robert Half International, Inc.	4,900	83,055
SAIC, Inc. (a)	6,300	124,362
Strayer Education, Inc.	500	108,215
Ticketmaster (a)	45,900	273,105

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Total System Services, Inc.	5,100	$64,566
Visa, Inc. Class A	1,900	93,765
Weight Watchers International, Inc.	5,100	116,331
Western Union Co.	23,520	321,283
		6,624,597
Computers – 10.2%
Affiliated Computer Services, Inc. Class A (a)	5,200	238,472
Apple, Inc. (a)	32,000	2,884,160
Brocade Communications Systems, Inc. (a)	8,230	31,356
Dell, Inc. (a)	85,700	814,150
Diebold, Inc.	10,700	265,146
DST Systems, Inc. (a)	1,220	38,759
EMC Corp. (a)	61,380	677,635
Hewlett-Packard Co.	117,580	4,085,905
IHS, Inc. Class A (a)	1,800	78,840
International Business Machines Corp.	60,170	5,514,581
NCR Corp. (a)	16,560	207,828
NetApp, Inc. (a)	14,760	218,891
Seagate Technology	7,780	29,486
Teradata Corp. (a)	16,700	219,271
Western Digital Corp. (a)	7,130	104,669
		15,409,149
Cosmetics & Personal Care – 2.7%
Avon Products, Inc.	7,800	159,510
Colgate-Palmolive Co.	16,200	1,053,648
The Procter & Gamble Co.	51,757	2,820,757
		4,033,915
Distribution & Wholesale – 0.3%
Fastenal Co.	100	3,418
W.W. Grainger, Inc.	2,180	159,031
WESCO International, Inc. (a)	12,270	226,013
		388,462
Diversified Financial – 1.3%
American Express Co.	26,400	441,672
The Charles Schwab Corp.	37,600	510,984
CME Group, Inc.	200	34,782
Federated Investors, Inc. Class B	2,480	48,410
Franklin Resources, Inc.	2,470	119,597
Freddie Mac	40	24
GLG Partners, Inc.	1,600	3,280
The Goldman Sachs Group, Inc.	1,760	142,085
Invesco Ltd.	2,300	27,117
Investment Technology Group, Inc. (a)	900	19,512
Lazard Ltd. Class A	2,100	55,650
MF Global Ltd. (a)	1,800	4,860
Morgan Stanley	4,390	88,810
The NASDAQ OMX Group, Inc. (a)	1,700	37,094
NYSE Euronext	5,600	123,200
SLM Corp. (a)	16,600	190,070
TD Ameritrade Holding Corp. (a)	9,660	108,578
Waddell & Reed Financial, Inc. Class A	2,600	36,712
		1,992,437
Electric – 1.7%
The AES Corp. (a)	32,300	255,493
Calpine Corp. (a)	100	741
CenterPoint Energy, Inc.	8,900	119,082
Constellation Energy Group, Inc.	3,600	94,680
DPL, Inc.	330	7,111
Entergy Corp.	5,000	381,800
Exelon Corp.	12,800	694,016
Mirant Corp. (a)	14,110	242,269
NRG Energy, Inc. (a)	4,400	102,784
NV Energy, Inc.	6,400	68,672
PPL Corp.	9,200	282,072
Public Service Enterprise Group, Inc.	11,000	347,270
		2,595,990
Electrical Components & Equipment – 0.7%
Ametek, Inc.	3,300	105,468
Emerson Electric Co.	24,810	811,287
Energizer Holdings, Inc. (a)	1,800	85,734
Hubbell, Inc. Class B	3,810	118,110
		1,120,599
Electronics – 1.0%
Agilent Technologies, Inc. (a)	18,720	338,458
Amphenol Corp. Class A	5,540	144,871
Avnet, Inc. (a)	1,800	35,676
Dolby Laboratories, Inc. Class A (a)	4,230	108,119
FLIR Systems, Inc. (a)	4,400	109,868
Garmin Ltd.	4,240	74,327
Gentex Corp.	60	503
Itron, Inc. (a)	1,100	71,830
Mettler Toledo International, Inc. (a)	1,130	75,235
National Instruments Corp.	1,900	40,793
PerkinElmer, Inc.	8,170	103,106
Thermo Fisher Scientific, Inc. (a)	6,700	240,731
Trimble Navigation Ltd. (a)	7,410	109,816
Waters Corp. (a)	2,990	108,148
		1,561,481
Energy — Alternate Sources – 0.1%
Covanta Holding Corp. (a)	5,200	89,908
First Solar, Inc. (a)	820	117,096
		207,004
Engineering & Construction – 1.1%
Aecom Technology Corp. (a)	5,100	129,081
Fluor Corp.	15,400	599,060
Foster Wheeler Ltd. (a)	7,980	159,361
Jacobs Engineering Group, Inc. (a)	6,500	251,355
KBR, Inc.	7,300	103,368
McDermott International, Inc. (a)	70	726
The Shaw Group, Inc. (a)	2,600	72,280
URS Corp. (a)	11,100	377,955
		1,693,186
Entertainment – 0.1%
DreamWorks Animation SKG, Inc. Class A (a)	3,230	70,899
Warner Music Group Corp.	66,200	135,710
		206,609
Environmental Controls – 0.5%
Nalco Holding Co.	4,700	46,107
Republic Services, Inc.	11,300	292,218
Stericycle, Inc. (a)	1,830	89,524
Waste Management, Inc.	12,010	374,592
		802,441
Foods – 1.2%
Campbell Soup Co.	3,500	106,295
Dean Foods Co. (a)	3,500	67,690
General Mills, Inc.	1,880	111,202

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
H.J. Heinz Co.	6,040	$220,460
The Hershey Co.	3,900	145,392
The J.M. Smucker Co.	700	31,605
Kellogg Co.	4,640	202,722
The Kroger Co.	18,060	406,350
McCormick & Co., Inc.	1,700	54,468
Sysco Corp.	18,700	416,823
		1,763,007
Forest Products & Paper – 0.0%
Plum Creek Timber Co., Inc.	1,500	46,155
Rayonier, Inc.	410	12,070
		58,225
Gas – 0.0%
Energen Corp.	600	17,526
Hand & Machine Tools – 0.0%
Lincoln Electric Holdings, Inc.	1,500	61,755
Health Care — Products – 4.9%
Baxter International, Inc.	21,020	1,232,823
Beckman Coulter, Inc.	1,800	89,496
Becton, Dickinson & Co.	7,770	564,646
Boston Scientific Corp. (a)	2,000	17,740
C.R. Bard, Inc.	4,550	389,343
Edwards Lifesciences Corp. (a)	1,720	98,883
Gen-Probe, Inc. (a)	2,500	112,550
Henry Schein, Inc. (a)	1,400	52,402
Hillenbrand Industries, Inc.	17,400	244,992
Hologic, Inc. (a)	4,000	47,160
IDEXX Laboratories, Inc. (a)	1,900	62,320
Johnson & Johnson	28,380	1,637,242
Kinetic Concepts, Inc. (a)	4,400	106,040
Medtronic, Inc.	43,290	1,449,782
Resmed, Inc. (a)	2,200	87,780
St. Jude Medical, Inc. (a)	10,040	365,155
Stryker Corp.	9,800	413,952
Techne Corp.	1,740	104,348
Varian Medical Systems, Inc. (a)	4,800	178,224
Zimmer Holdings, Inc. (a)	4,900	178,360
		7,433,238
Health Care — Services – 1.4%
Aetna, Inc.	13,400	415,400
Cigna Corp.	2,380	41,317
Community Health Systems, Inc. (a)	4,200	78,288
Coventry Health Care, Inc. (a)	825	12,482
DaVita, Inc. (a)	1,900	89,300
Health Management Associates, Inc. Class A (a)	7,100	11,289
Humana, Inc. (a)	2,290	86,860
Laboratory Corp. of America Holdings (a)	4,010	237,392
Lincare Holdings, Inc. (a)	7,250	174,362
Pediatrix Medical Group, Inc. (a)	970	32,563
Quest Diagnostics, Inc.	7,100	350,385
UnitedHealth Group, Inc.	16,010	453,563
WellCare Health Plans, Inc. (a)	2,000	29,560
WellPoint, Inc. (a)	2,300	95,335
		2,108,096
Home Builders – 0.3%
NVR, Inc. (a)	560	238,610
Pulte Homes, Inc.	19,200	194,880
		433,490
Home Furnishing – 0.0%
Harman International Industries, Inc.	800	12,872
Household Products – 0.5%
Church & Dwight Co., Inc.	2,230	118,703
The Clorox Co.	2,080	104,312
Kimberly-Clark Corp.	5,470	281,541
The Scotts Miracle-Gro Co. Class A	5,600	180,432
		684,988
Housewares – 0.2%
The Toro Co.	7,940	235,103
Insurance – 0.7%
AFLAC, Inc.	32,590	756,414
Axis Capital Holdings Ltd.	1,000	24,260
Erie Indemnity Co. Class A	90	3,191
Prudential Financial, Inc.	3,040	78,280
W.R. Berkley Corp.	8,240	218,195
		1,080,340
Internet – 3.3%
Akamai Technologies, Inc. (a)	3,200	43,136
Amazon.com, Inc. (a)	6,800	399,976
eBay, Inc. (a)	34,130	410,243
F5 Networks, Inc. (a)	9,800	217,266
Google, Inc. Class A (a)	6,750	2,285,077
HLTH Corp. (a)	18,200	207,116
IAC/InterActiveCorp (a)	400	5,880
McAfee, Inc. (a)	7,530	229,590
Priceline.com, Inc. (a)	2,800	187,852
Sohu.com, Inc. (a)	6,400	253,120
VeriSign, Inc. (a)	3,640	70,288
Yahoo!, Inc. (a)	51,600	605,268
		4,914,812
Iron & Steel – 0.4%
AK Steel Holding Corp.	70	565
Cliffs Natural Resources, Inc.	10,240	237,261
Nucor Corp.	3,160	128,896
Schnitzer Steel Industries, Inc. Class A	700	27,489
United States Steel Corp.	8,800	264,264
		658,475
Leisure Time – 0.2%
Carnival Corp.	1,800	32,742
Harley-Davidson, Inc.	100	1,218
Interval Leisure Group, Inc. (a)	47,800	239,478
		273,438
Lodging – 0.1%
Marriott International, Inc. Class A	7,500	122,325
Starwood Hotels & Resorts Worldwide, Inc.	5,700	86,184
		208,509
Machinery — Construction & Mining – 0.5%
Bucyrus International, Inc. Class A	2,500	38,750
Caterpillar, Inc.	20,160	621,936

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Joy Global, Inc.	4,700	$97,901
		758,587
Machinery — Diversified – 0.5%
AGCO Corp. (a)	2,890	61,499
Cummins, Inc.	6,460	154,911
Deere & Co.	580	20,149
Eaton Corp.	1,350	59,427
Flowserve Corp.	1,140	60,773
Graco, Inc.	1,200	25,524
IDEX Corp.	2,150	48,612
The Manitowoc Co., Inc.	20,920	115,060
Rockwell Automation, Inc.	4,700	122,388
Roper Industries, Inc.	2,750	113,135
Zebra Technologies Corp. Class A (a)	1,250	21,038
		802,516
Manufacturing – 2.8%
3M Co.	23,080	1,241,473
The Brink's Co.	2,300	60,789
Cooper Industries Ltd. Class A	5,740	154,463
Danaher Corp.	5,710	319,360
Donaldson Co., Inc.	3,900	121,368
Dover Corp.	9,330	263,853
Harsco Corp.	1,600	37,952
Honeywell International, Inc.	29,760	976,426
ITT Corp.	4,450	201,496
John Bean Technologies Corp.	26,400	256,080
Pall Corp.	3,600	93,852
Parker Hannifin Corp.	5,200	198,692
SPX Corp.	1,600	67,376
Textron, Inc.	4,790	43,254
Tyco International Ltd.	7,900	166,058
		4,202,492
Media – 2.0%
Comcast Corp. Class A	42,700	625,555
CTC Media, Inc. (a)	3,700	12,765
The DIRECTV Group, Inc. (a)	30,700	672,330
DISH Network Corp. Class A (a)	7,890	101,307
FactSet Research Systems, Inc.	800	31,840
John Wiley & Sons, Inc. Class A	2,500	88,575
Liberty Global, Inc. Class A (a)	4,300	62,651
Liberty Media Corp. Entertainment Class A (a)	16,300	299,105
The McGraw-Hill Cos., Inc.	7,370	162,066
News Corp. Class A	33,330	212,979
Sirius Satellite Radio, Inc. (a)	60	7
Time Warner Cable, Inc. Class A (a)	4,000	74,520
Time Warner, Inc.	21,590	201,435
Viacom, Inc. Class B (a)	16,120	237,770
The Walt Disney Co.	7,860	162,545
		2,945,450
Metal Fabricate & Hardware – 0.2%
Precision Castparts Corp.	4,400	285,780
Valmont Industries, Inc.	500	20,290
		306,070
Mining – 0.2%
Southern Copper Corp.	22,500	313,650
Office Equipment/Supplies – 0.2%
Pitney Bowes, Inc.	11,400	253,764
Oil & Gas – 6.1%
Chesapeake Energy Corp.	4,300	67,983
Diamond Offshore Drilling, Inc.	2,100	131,796
Encore Aquisition Co. (a)	500	13,590
ENSCO International, Inc.	9,000	246,240
EOG Resources, Inc.	3,600	243,972
Exxon Mobil Corp.	48,290	3,693,219
Hess Corp.	8,800	489,368
Murphy Oil Corp.	10,500	463,890
Nabors Industries Ltd. (a)	2,000	21,900
Noble Corp.	15,700	426,255
Noble Energy, Inc.	370	18,104
Occidental Petroleum Corp.	47,900	2,612,945
Patterson-UTI Energy, Inc.	5,000	47,800
Questar Corp.	3,220	109,416
Southwestern Energy Co. (a)	6,400	202,560
Sunoco, Inc.	4,800	222,336
Unit Corp. (a)	700	17,458
W&T Offshore, Inc.	12,350	155,239
		9,184,071
Oil & Gas Services – 1.5%
Cameron International Corp. (a)	12,280	284,405
Dresser-Rand Group, Inc. (a)	5,370	104,607
FMC Technologies, Inc. (a)	7,700	227,843
Global Industries Ltd. (a)	60	207
Key Energy Services, Inc. (a)	1,900	6,479
National Oilwell Varco, Inc. (a)	18,079	478,009
Oil States International, Inc. (a)	2,600	47,606
Schlumberger Ltd.	23,710	967,605
SEACOR Holdings, Inc. (a)	2,900	188,616
Tidewater, Inc.	110	4,577
Weatherford International Ltd. (a)	100	1,103
		2,311,057
Packaging & Containers – 0.2%
Ball Corp.	800	30,672
Crown Holdings, Inc. (a)	11,000	206,250
Greif, Inc. Class A	1,100	33,286
Owens-IIlinois, Inc. (a)	2,370	45,030
		315,238
Pharmaceuticals – 8.4%
Abbott Laboratories	67,820	3,759,941
Allergan, Inc.	9,640	367,477
AmerisourceBergen Corp.	2,300	83,536
Bristol-Myers Squibb Co.	97,500	2,087,475
Cardinal Health, Inc.	4,500	169,425
Cephalon, Inc. (a)	2,480	191,406
DENTSPLY International, Inc.	5,350	143,968
Eli Lilly & Co.	6,820	251,112
Endo Pharmaceuticals Holdings, Inc. (a)	8,700	195,489
Express Scripts, Inc. (a)	11,780	633,293
Forest Laboratories, Inc. (a)	9,140	228,866
Gilead Sciences, Inc. (a)	31,500	1,599,255

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Herbalife Ltd.	2,940	$60,299
Hospira, Inc. (a)	770	19,173
Medco Health Solutions, Inc. (a)	12,220	549,045
Merck & Co., Inc.	22,380	638,949
NBTY, Inc. (a)	900	16,983
Omnicare, Inc.	6,690	187,052
Patterson Cos., Inc. (a)	3,400	62,526
Perrigo Co.	3,500	102,725
Schering-Plough Corp.	57,800	1,014,968
Sepracor, Inc. (a)	2,080	31,616
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	689	28,559
VCA Antech, Inc. (a)	1,200	22,584
Warner Chilcott Ltd. Class A (a)	7,560	103,950
Watson Pharmaceuticals, Inc. (a)	7,970	217,422
		12,767,094
Pipelines – 0.0%
El Paso Corp.	4,800	39,264
Real Estate – 0.0%
CB Richard Ellis Group, Inc. Class A (a)	8,300	29,880
Forest City Enterprises, Inc. Class A	1,300	8,788
		38,668
Real Estate Investment Trusts (REITS) – 0.6%
Apartment Investment & Management Co. Class A	3,572	31,755
Camden Property Trust	9,600	253,056
Digital Realty Trust, Inc.	1,400	44,660
Essex Property Trust, Inc.	200	13,210
HCP, Inc.	4,800	112,032
Health Care, Inc.	470	17,771
Kilroy Realty Corp.	100	2,286
The Macerich Co.	2,900	42,746
Nationwide Health Properties, Inc.	300	7,659
Simon Property Group, Inc.	9,400	404,012
		929,187
Retail – 7.7%
Abercrombie & Fitch Co. Class A	3,100	55,335
Advance Auto Parts, Inc.	4,540	148,594
AnnTaylor Stores Corp. (a)	700	3,444
AutoZone, Inc. (a)	3,040	403,986
Big Lots, Inc. (a)	9,400	126,430
Brinker International, Inc.	9,000	98,730
Burger King Holdings, Inc.	2,400	53,400
Coach, Inc. (a)	14,500	211,700
CVS Caremark Corp.	28,300	760,704
Darden Restaurants, Inc.	6,100	159,942
Dollar Tree, Inc. (a)	6,980	298,116
Family Dollar Stores, Inc.	10,030	278,533
The Gap, Inc.	18,400	207,552
Kohl's Corp. (a)	8,500	312,035
Limited Brands, Inc.	13,700	108,504
Lowe's Cos., Inc.	2,500	45,675
McDonald's Corp.	37,300	2,164,146
MSC Industrial Direct Co., Inc. Class A	1,300	44,538
Nordstrom, Inc.	4,000	50,760
Panera Bread Co. Class A (a)	2,300	108,054
PetSmart, Inc.	4,400	82,588
Phillips-Van Heusen Corp.	2,720	51,734
Polo Ralph Lauren Corp.	5,160	211,715
Ross Stores, Inc.	10,290	302,732
Staples, Inc.	21,600	344,304
Target Corp.	15,400	480,480
Tiffany & Co.	5,500	114,125
Tim Hortons, Inc.	6,290	154,545
The TJX Cos., Inc.	15,460	300,233
Wal-Mart Stores, Inc.	73,840	3,479,341
Yum! Brands, Inc.	17,040	487,685
		11,649,660
Savings & Loans – 0.1%
Capitol Federal Financial	300	12,420
Hudson City Bancorp, Inc.	9,320	108,112
		120,532
Semiconductors – 3.9%
Altera Corp.	9,600	147,648
Analog Devices, Inc.	9,480	189,410
Applied Materials, Inc.	43,890	411,249
Atmel Corp. (a)	5,600	18,704
Broadcom Corp. Class A (a)	22,600	358,210
Cree, Inc. (a)	1,200	23,916
Integrated Device Technology, Inc. (a)	6,400	36,736
Intel Corp.	182,260	2,351,154
Intersil Corp. Class A	1,300	12,103
KLA-Tencor Corp.	5,090	102,004
Lam Research Corp. (a)	3,600	118,080
Linear Technology Corp.	7,120	166,750
LSI Corp. (a)	22,085	70,230
Marvell Technology Group Ltd. (a)	20,700	150,903
MEMC Electronic Materials, Inc. (a)	300	4,080
Microchip Technology, Inc.	6,000	113,820
National Semiconductor Corp.	19,910	201,887
Novellus Systems, Inc. (a)	1,030	14,204
Nvidia Corp. (a)	2,600	20,670
ON Semiconductor Corp. (a)	17,600	73,392
Silicon Laboratories, Inc. (a)	4,800	110,544
Texas Instruments, Inc.	65,150	973,993
Varian Semiconductor Equipment Associates, Inc. (a)	1,400	26,656
Xilinx, Inc.	10,810	182,149
		5,878,492
Software – 6.4%
Activision Blizzard, Inc. (a)	24,600	215,496
Adobe Systems, Inc. (a)	29,950	578,334
Ansys, Inc. (a)	3,700	91,982
Autodesk, Inc. (a)	7,050	116,748
BMC Software, Inc. (a)	13,430	340,182
Broadridge Financial Solutions LLC	8,060	108,729
CA, Inc.	7,500	134,925
Cerner Corp. (a)	800	26,976
Citrix Systems, Inc. (a)	3,600	75,744
Compuware Corp. (a)	36,090	234,585
Dun & Bradstreet Corp.	2,320	176,320

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Fidelity National Information Services, Inc.	1,500	$23,865
Fiserv, Inc. (a)	11,350	360,363
IMS Health, Inc.	11,950	173,514
Intuit, Inc. (a)	10,060	227,859
Metavante Technologies, Inc. (a)	4,500	65,295
Microsoft Corp.	229,360	3,922,056
MSCI, Inc. Class A (a)	800	13,888
Nuance Communications, Inc. (a)	7,500	73,950
Oracle Corp. (a)	144,800	2,436,984
Red Hat, Inc. (a)	5,900	86,435
Salesforce.com, Inc. (a)	3,210	85,418
SEI Investments Co.	4,500	57,015
		9,626,663
Telecommunications – 4.8%
Amdocs Ltd. (a)	2,600	43,992
American Tower Corp. Class A (a)	14,515	440,385
Cisco Systems, Inc. (a)	216,910	3,247,143
Corning, Inc.	6,240	63,086
Embarq Corp.	6,400	228,608
Frontier Communications Corp.	14,400	116,784
Harris Corp.	4,370	189,177
Juniper Networks, Inc. (a)	17,420	246,667
NeuStar, Inc. Class A (a)	17,200	234,264
Qualcomm, Inc.	54,290	1,875,720
Qwest Communications International, Inc.	32,400	104,328
SBA Communications Corp. Class A (a)	2,970	59,103
Telephone & Data Systems, Inc.	1,200	36,612
US Cellular Corp. (a)	3,200	134,240
Windstream Corp.	26,270	228,024
		7,248,133
Toys, Games & Hobbies – 0.1%
Hasbro, Inc.	5,270	127,165
Transportation – 2.4%
Burlington Northern Santa Fe Corp.	10,070	667,138
C.H. Robinson Worldwide, Inc.	4,900	225,302
CSX Corp.	13,040	377,638
Expeditors International of Washington, Inc.	6,800	189,108
Frontline Ltd.	2,000	57,020
J.B. Hunt Transport Services, Inc.	2,200	48,994
Kirby Corp. (a)	1,340	32,133
Landstar System, Inc.	1,760	63,131
Norfolk Southern Corp.	3,560	136,562
Ryder System, Inc.	3,500	118,230
Union Pacific Corp.	17,400	761,946
United Parcel Service, Inc. Class B	22,000	934,780
UTI Worldwide, Inc.	3,000	32,880
		3,644,862
Trucking & Leasing – 0.2%
GATX Corp.	11,700	281,970
TOTAL COMMON STOCK (Cost $189,942,346)		151,065,589
TOTAL EQUITIES (Cost $189,942,346)		151,065,589
TOTAL LONG-TERM INVESTMENTS (Cost $189,942,346)		151,065,589
TOTAL INVESTMENTS – 99.9% (Cost $189,942,346) (b)		151,065,589
Other Assets/ (Liabilities) — 0.1%		210,141
NET ASSETS – 100.0%		$151,275,730

Notes to Portfolio of Investments
ADR	- American Depositary Receipt
(a)	Non-income producing security.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Discovery Value Fund – Portfolio of Investments

January 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 86.4%
COMMON STOCK — 86.4%
Aerospace & Defense – 2.0%
Goodrich Corp.	18,959	$732,955
Agriculture – 2.2%
Lorillard, Inc.	13,480	801,521
Auto Manufacturers – 2.2%
Navistar International Corp. (a)	26,542	806,080
Automotive & Parts – 1.0%
The Goodyear Tire & Rubber Co. (a)	56,883	350,968
Banks – 2.2%
East West Bancorp, Inc.	18,739	177,833
Julius Baer Holding AG	15,642	464,060
State Street Corp.	6,000	139,620
		781,513
Beverages – 1.7%
Molson Coors Brewing Co. Class B	15,170	610,896
Chemicals – 4.8%
FMC Corp.	13,270	592,108
The Lubrizol Corp.	22,752	776,298
The Mosaic Co.	10,430	372,038
		1,740,444
Coal – 0.8%
Peabody Energy Corp.	11,378	284,450
Commercial Services – 1.3%
TeleTech Holdings, Inc. (a)	56,888	460,224
Computers – 1.6%
Affiliated Computer Services, Inc. Class A (a)	7,980	365,963
Western Digital Corp. (a)	15,170	222,695
		588,658
Diversified Financial – 2.9%
Affiliated Managers Group, Inc. (a)	4,632	186,160
Investment Technology Group, Inc. (a)	15,174	328,972
National Financial Partners Corp.	32,866	84,466
SLM Corp. (a)	37,906	434,024
		1,033,622
Electric – 7.8%
Cleco Corp.	28,442	649,900
CMS Energy Corp.	94,813	1,114,053
NRG Energy, Inc. (a)	22,756	531,580
NV Energy, Inc.	47,400	508,602
		2,804,135
Electrical Components & Equipment – 2.0%
Energizer Holdings, Inc. (a)	7,430	353,891
General Cable Corp. (a)	22,750	374,465
		728,356
Electronics – 3.7%
Agilent Technologies, Inc. (a)	28,443	514,249
Amphenol Corp. Class A	16,117	421,460
Thermo Fisher Scientific, Inc. (a)	10,810	388,403
		1,324,112
Entertainment – 2.3%
Pinnacle Entertainment, Inc. (a)	47,408	321,426
Scientific Games Corp. Class A (a)	41,713	524,333
		845,759
Foods – 2.3%
Campbell Soup Co.	13,970	424,269
The Kroger Co.	18,720	421,200
		845,469
Gas – 0.7%
Southern Union Co.	18,967	244,485
Health Care — Services – 4.4%
Aetna, Inc.	22,750	705,250
Community Health Systems, Inc. (a)	19,678	366,798
DaVita, Inc. (a)	11,200	526,400
		1,598,448
Holding Company — Diversified – 0.6%
Liberty Acquisition Holdings Corp. (a)	25,600	229,888
Insurance – 7.5%
ACE Ltd.	18,013	786,447
Assurant, Inc.	28,050	740,520
Everest Re Group Ltd.	13,270	836,010
Fidelity National Financial, Inc. Class A	22,756	332,693
		2,695,670
Internet – 1.0%
McAfee, Inc. (a)	11,381	347,007
Investment Companies – 0.3%
Fifth Street Finance Corp.	18,960	120,396
Iron & Steel – 0.6%
Nucor Corp.	5,690	232,095
Machinery — Construction & Mining – 0.9%
Joy Global, Inc.	15,168	315,949
Manufacturing – 1.4%
Tyco International Ltd.	23,700	498,174
Media – 3.4%
Cablevision Systems Corp. Class A	37,920	607,858
Liberty Global, Inc. Class A (a)	28,444	414,429
Liberty Global, Inc. Class C (a)	15,209	217,793
		1,240,080
Oil & Gas – 2.3%
Cabot Oil & Gas Corp.	15,170	417,023
Range Resources Corp.	11,378	407,788
		824,811
Oil & Gas Services – 0.9%
Weatherford International Ltd. (a)	28,446	313,759
Pharmaceuticals – 2.4%
Hospira, Inc. (a)	18,960	472,104
Shire PLC Sponsored ADR (United Kingdom)	9,330	407,441
		879,545
Pipelines – 1.1%
Equitable Resources, Inc.	11,380	389,537
Real Estate Investment Trusts (REITS) – 0.9%
BioMed Realty Trust, Inc.	18,966	209,384
SL Green Realty Corp.	7,590	119,239
		328,623

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Discovery Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Retail – 4.2%
Advance Auto Parts, Inc.	16,113	$527,379
Bed Bath & Beyond, Inc. (a)	17,070	396,536
Chico's FAS, Inc. (a)	49,300	195,228
Phillips-Van Heusen Corp.	20,720	394,094
		1,513,237
Savings & Loans – 1.0%
NewAlliance Bancshares, Inc.	34,127	375,056
Semiconductors – 3.2%
Lam Research Corp. (a)	17,070	344,985
Marvell Technology Group Ltd. (a)	56,890	414,728
Varian Semiconductor Equipment Associates, Inc. (a)	20,859	397,155
		1,156,868
Software – 1.4%
Electronic Arts, Inc. (a)	22,758	351,383
THQ, Inc. (a)	36,308	143,417
		494,800
Telecommunications – 3.8%
ADC Telecommunications, Inc. (a)	56,890	288,432
Crown Castle International Corp. (a)	18,960	370,099
Juniper Networks, Inc. (a)	26,250	371,700
NII Holdings, Inc. (a)	17,070	331,158
		1,361,389
Toys, Games & Hobbies – 1.5%
Mattel, Inc.	37,920	538,085
Transportation – 1.2%
Atlas Air Worldwide Holdings, Inc. (a)	29,390	426,449
Trucking & Leasing – 0.9%
Aircastle Ltd.	76,820	313,426
TOTAL COMMON STOCK (Cost $45,683,092)		31,176,939
TOTAL EQUITIES (Cost $45,683,092)		31,176,939
MUTUAL FUND – 4.3%
Diversified Financial – 4.3%
iShares Russell 2000 Value Index Fund	19,480	825,757
iShares Russell Midcap Value Index Fund	29,360	743,102
TOTAL MUTUAL FUND (Cost $1,654,309)		1,568,859
TOTAL LONG-TERM INVESTMENTS (Cost $47,337,401)		32,745,798
	Principal Amount
SHORT-TERM INVESTMENTS – 9.3%
Repurchase Agreement – 9.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/30/2009, 0.050%, due 2/02/09 (b)	$3,356,486	3,356,486
TOTAL SHORT-TERM INVESTMENTS (Cost $3,356,486)		3,356,486
TOTAL INVESTMENTS – 100.0% (Cost $50,693,887) (c)		36,102,284
Other Assets/ (Liabilities) — 0.0%		2,798
NET ASSETS – 100.0%		$36,105,082

Notes to Portfolio of Investments

ADR	- American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $3,356,500. Collateralized by U.S. Government Agency obligations with a rate of 5.889%, maturity date of 1/01/37, and an aggregate market value, including accrued interest, of $3,423,667.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Capitalization Value Fund – Portfolio of Investments

January 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.5%
COMMON STOCK — 98.5%
Agriculture – 0.6%
The Andersons, Inc.	5,400	$88,506
Banks – 13.7%
Financial Institutions, Inc.	13,500	112,860
First Financial Bankshares, Inc.	4,200	186,438
FirstMerit Corp.	12,600	203,742
MainSource Financial Group, Inc.	1,400	13,678
MB Financial, Inc.	11,000	179,740
NBT Bancorp, Inc.	5,300	121,052
Oriental Financial Group, Inc.	27,800	140,390
Prosperity Bancshares, Inc.	7,400	200,170
Republic Bancorp, Inc. Class A	7,900	142,200
S&T Bancorp, Inc.	6,300	160,209
Signature Bank (a)	6,200	159,278
Susquehanna Bancshares, Inc.	7,400	81,400
UMB Financial Corp.	5,200	201,448
		1,902,605
Building Materials – 2.2%
Comfort Systems USA, Inc.	29,900	305,877
Chemicals – 3.4%
A. Schulman, Inc.	18,100	274,215
Minerals Technologies, Inc.	5,200	196,612
		470,827
Commercial Services – 1.1%
Live Nation, Inc. (a)	23,300	121,859
On Assignment, Inc. (a)	7,400	34,262
		156,121
Computers – 3.9%
Ciber, Inc. (a)	39,272	171,226
MTS Systems Corp.	9,500	248,805
RadiSys Corp. (a)	26,700	126,291
		546,322
Cosmetics & Personal Care – 0.8%
Inter Parfums, Inc.	17,600	106,304
Distribution & Wholesale – 3.4%
Owens & Minor, Inc.	7,500	298,275
Watsco, Inc.	5,200	171,860
		470,135
Electric – 4.8%
CH Energy Group, Inc.	6,691	338,431
NorthWestern Corp.	13,700	331,677
		670,108
Electronics – 1.7%
CTS Corp.	15,300	78,642
Sanmina-SCI Corp. (a)	276,300	91,179
Varian, Inc. (a)	2,200	61,248
		231,069
Engineering & Construction – 2.0%
Emcor Group, Inc. (a)	13,600	280,024
Foods – 4.6%
Flowers Foods, Inc.	4,200	90,258
Nash Finch Co.	2,400	103,272
Ruddick Corp.	12,400	298,220
United Natural Foods, Inc. (a)	9,900	153,846
		645,596
Forest Products & Paper – 1.6%
Glatfelter	25,852	225,171
Gas – 1.4%
Nicor, Inc.	1,100	37,631
Piedmont Natural Gas Co., Inc.	5,800	150,278
		187,909
Health Care — Services – 2.6%
AMERIGROUP Corp. (a)	3,400	95,098
Centene Corp. (a)	5,100	90,423
Kindred Healthcare, Inc. (a)	5,200	70,564
Molina Healthcare, Inc. (a)	5,700	99,978
		356,063
Insurance – 11.9%
Aspen Insurance Holdings Ltd.	11,800	260,780
FBL Financial Group, Inc. Class A	7,500	77,325
Harleysville Group, Inc.	5,900	167,796
Infinity Property & Casualty Corp.	2,000	76,800
National Interstate Corp.	4,200	66,696
Odyssey Re Holdings Corp.	4,600	216,430
The Phoenix Companies, Inc.	60,800	106,400
Platinum Underwriters Holdings Ltd.	7,600	211,356
SeaBright Insurance Holdings, Inc. (a)	17,500	181,475
Universal American Corp. (a)	11,400	112,518
Zenith National Insurance Corp.	6,500	182,260
		1,659,836
Iron & Steel – 0.3%
Olympic Steel, Inc.	2,600	41,262
Leisure Time – 1.7%
Polaris Industries, Inc.	11,300	240,351
Manufacturing – 3.0%
Acuity Brands, Inc.	7,400	198,838
EnPro Industries, Inc. (a)	12,190	223,077
		421,915
Media – 0.6%
Belo Corp. Class A	19,800	28,314
Sinclair Broadcast Group, Inc. Class A	26,000	48,100
		76,414
Oil & Gas – 1.2%
Bill Barrett Corp. (a)	7,600	168,036
Oil & Gas Services – 2.3%
Hornbeck Offshore Services, Inc. (a)	6,900	122,406
Lufkin Industries, Inc.	5,800	202,710
		325,116
Pharmaceuticals – 1.0%
Viropharma, Inc. (a)	12,000	144,000
Real Estate Investment Trusts (REITS) – 6.5%
Ashford Hospitality Trust	55,500	78,810
Glimcher Realty Trust	55,400	102,490
Hersha Hospitality Trust	8,434	20,494
Lexington Realty Trust	43,700	193,591
National Retail Properties, Inc.	13,400	193,362
Sunstone Hotel Investors, Inc.	36,886	158,979

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Capitalization Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
U-Store-It Trust	43,400	$162,750
		910,476
Retail – 10.9%
Bob Evans Farms, Inc.	16,600	291,496
Casey's General Stores, Inc.	9,500	201,875
Cash America International, Inc.	7,300	133,444
Cato Corp. Class A	12,672	167,651
Genesco, Inc. (a)	8,400	129,360
Nu Skin Enterprises, Inc. Class A	17,100	162,279
Tractor Supply Co. (a)	8,500	286,535
World Fuel Services Corp.	4,400	148,588
		1,521,228
Savings & Loans – 1.4%
First Niagara Financial Group, Inc.	10,800	141,048
Flushing Financial Corp.	7,100	56,232
		197,280
Semiconductors – 0.4%
Entegris, Inc. (a)	42,500	59,075
Software – 4.5%
Acxiom Corp.	16,400	155,964
JDA Software Group, Inc. (a)	12,200	136,640
OpenTV Corp. Class A (a)	14,600	17,520
Sybase, Inc. (a)	11,400	311,334
		621,458
Telecommunications – 2.8%
Cincinnati Bell, Inc. (a)	64,450	89,585
Extreme Networks (a)	52,200	92,394
Premiere Global Services, Inc. (a)	20,700	200,583
		382,562
Textiles – 1.4%
G&K Services, Inc. Class A	10,600	195,570
Trucking & Leasing – 0.8%
TAL International Group, Inc.	11,100	116,328
TOTAL COMMON STOCK (Cost $18,876,940)		13,723,544
TOTAL EQUITIES (Cost $18,876,940)		13,723,544
TOTAL LONG-TERM INVESTMENTS (Cost $18,876,940)		13,723,544
	Principal Amount
SHORT-TERM INVESTMENTS – 2.9%
Repurchase Agreement – 2.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/30/09, 0.050%, due 2/02/09 (b)	$403,907	403,907
TOTAL SHORT-TERM INVESTMENTS (Cost $403,907)		403,907
TOTAL INVESTMENTS – 101.4% (Cost $19,280,847) (c)		14,127,451
Other Assets/ (Liabilities) — (1.4)%		(197,631)
NET ASSETS – 100.0%		$13,929,820

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $403,909. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/15/24, and an aggregate market value, including accrued interest, of $413,228.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments

January 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.4%
COMMON STOCK — 99.4%
Advertising – 0.2%
Clear Channel Outdoor Holdings, Inc. Class A (a)	4,480	$23,206
Gaiam, Inc. Class A (a)	1,150	4,106
Harte-Hanks, Inc.	4,960	31,248
inVentiv Health, Inc. (a)	3,120	29,765
Lamar Advertising Co. Class A (a)	6,440	58,025
Marchex, Inc. Class B	5,340	26,753
		173,103
Aerospace & Defense – 1.1%
Aerovironment, Inc. (a)	1,340	49,660
Argon ST, Inc. (a)	1,840	35,218
BE Aerospace, Inc. (a)	14,290	138,184
Cubic Corp.	5,000	135,800
Ducommun, Inc.	4,390	83,147
Esterline Technologies Corp. (a)	5,870	211,848
GenCorp, Inc. (a)	8,080	23,432
Goodrich Corp.	920	35,567
Herley Industries, Inc. (a)	420	4,679
Triumph Group, Inc.	3,120	141,274
		858,809
Agriculture – 0.2%
Agria Corp. Sponsored ADR (Cayman Islands) (a)	100	122
Bunge Ltd.	280	12,023
Tejon Ranch Co. (a)	10	219
The Andersons, Inc.	230	3,770
Universal Corp.	4,640	141,891
		158,025
Airlines – 0.7%
Continental Airlines, Inc. Class B (a)	3,370	45,394
Hawaiian Holdings, Inc. (a)	12,580	51,201
Republic Airways Holdings, Inc. (a)	10,210	83,620
SkyWest, Inc.	9,890	154,778
UAL Corp. (a)	10,550	99,592
US Airways Group, Inc. (a)	22,950	130,126
		564,711
Apparel – 1.1%
American Apparel, Inc. (a)	1,620	3,289
Carter's, Inc. (a)	950	16,141
Crocs, Inc. (a)	5,080	6,096
K-Swiss, Inc. Class A	1,030	11,042
Maidenform Brands, Inc. (a)	3,840	34,368
Oxford Industries, Inc.	3,540	23,576
Perry Ellis International, Inc. (a)	4,880	18,739
Quiksilver, Inc. (a)	36,060	75,726
Skechers U.S.A., Inc. Class A (a)	1,880	18,725
Steven Madden Ltd. (a)	5,050	87,769
Timberland Co. Class A (a)	10,390	114,186
True Religion Apparel, Inc. (a)	4,480	51,117
Unifi, Inc. (a)	8,380	15,419
Volcom, Inc. (a)	400	3,316
The Warnaco Group, Inc. (a)	10,600	239,984
Wolverine World Wide, Inc.	8,610	156,185
		875,678
Auto Manufacturers – 0.3%
Navistar International Corp. (a)	1,400	42,518
Oshkosh Corp.	20,730	149,670
Wabash National Corp.	5,730	16,159
		208,347
Automotive & Parts – 1.1%
American Axle & Manufacturing Holdings, Inc.	18,950	20,656
Amerigon, Inc. (a)	380	1,303
ArvinMeritor, Inc.	20,250	35,438
ATC Technology Corp. (a)	3,690	48,154
Autoliv, Inc.	8,340	153,373
Commercial Vehicle Group, Inc. (a)	490	490
Cooper Tire & Rubber Co.	16,810	78,503
Exide Technologies (a)	6,110	22,179
Fuel Systems Solutions, Inc. (a)	80	2,091
The Goodyear Tire & Rubber Co. (a)	8,560	52,815
Lear Corp. (a)	20,620	18,764
Modine Manufacturing Co.	3,970	10,878
Superior Industries International, Inc.	4,640	47,653
Tenneco, Inc. (a)	21,130	38,879
Titan International, Inc.	13,065	101,384
TRW Automotive Holdings Corp. (a)	24,330	75,180
WABCO Holdings, Inc.	9,110	136,194
		843,934
Banks – 3.6%
1st Source Corp.	430	7,654
Amcore Financial, Inc.	920	1,279
BancFirst Corp.	540	19,235
Banco Latinoamericano de Exportaciones SA Class E	1,860	19,511
Bank Mutual Corp.	4,790	42,296
Boston Private Financial Holdings, Inc.	5,740	27,035
Capitol Bancorp Ltd.	390	2,344
Cascade Bancorp	1,000	2,340
Cathay General Bancorp	3,790	48,133
Centennial Bank Holdings, Inc. (a)	1,570	2,386
Central Pacific Financial Corp.	7,640	51,417
Chemical Financial Corp.	1,520	34,656
Citizens Republic Bancorp, Inc. (a)	6,300	7,245
City Bank	590	1,859
City Holding Co.	3,050	78,415
CoBiz Financial, Inc.	1,350	6,412
The Colonial BancGroup, Inc.	22,810	18,020
Columbia Banking System, Inc.	1,150	10,235
Community Bank System, Inc.	5,060	90,827
Community Trust Bancorp, Inc.	1,990	55,660
Corus Bankshares, Inc.	500	555
East West Bancorp, Inc.	11,140	105,719

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Encore Bancshares, Inc. (a)	1,100	$4,961
F.N.B. Corp.	530	4,192
First Community Bancshares, Inc.	840	14,456
First Financial Bancorp	2,290	18,595
First Financial Bankshares, Inc.	300	13,317
First Horizon National Corp.	20,626	196,358
First Merchants Corp.	2,620	41,082
First Midwest Bancorp, Inc.	4,370	43,700
First Security Group, Inc.	300	1,311
FirstMerit Corp.	1,050	16,978
Frontier Financial Corp.	7,890	13,965
Glacier Bancorp, Inc.	360	5,526
Green Bankshares, Inc.	1,086	10,741
Hancock Holding Co.	370	10,127
Hanmi Financial Corp.	2,330	4,450
Huntington Bancshares, Inc.	6,410	18,461
IBERIABANK Corp.	720	30,521
Independent Bank Corp.	690	12,793
International Bancshares Corp.	2,430	44,275
MainSource Financial Group, Inc.	1,260	12,310
MB Financial, Inc.	710	11,601
National Penn Bancshares, Inc.	11,620	112,482
NBT Bancorp, Inc.	2,480	56,643
Old National Bancorp	4,600	58,558
Old Second Bancorp, Inc.	90	805
Oriental Financial Group, Inc.	4,280	21,614
Pacific Capital Bancorp	13,080	138,779
PacWest Bancorp	5,080	85,903
Park National Corp.	380	20,615
Popular, Inc.	23,430	64,198
Porter Bancorp, Inc.	315	3,859
Prosperity Bancshares, Inc.	1,150	31,107
Provident Bankshares Corp.	10,640	68,309
Regions Financial Corp.	8,740	30,240
Renasant Corp.	1,140	13,805
Republic Bancorp, Inc. Class A	860	15,480
Sandy Spring Bancorp, Inc.	1,040	14,685
Santander BanCorp	1,250	10,400
Signature Bank (a)	710	18,240
Simmons First National Corp. Class A	1,390	34,250
The South Financial Group, Inc.	10,840	20,379
Southside Bancshares, Inc.	1,210	23,014
Southwest Bancorp, Inc.	50	524
Sterling Bancorp	4,960	54,659
Sterling Financial Corp.	5,340	9,879
Susquehanna Bancshares, Inc.	15,450	169,950
Tompkins Financial Corp.	1,280	64,192
TowneBank	110	2,292
Trustco Bank Corp. NY	440	2,948
Trustmark Corp.	780	15,834
UCBH Holdings, Inc.	12,260	28,566
UMB Financial Corp.	690	26,731
Umpqua Holdings Corp.	3,590	35,182
United Bankshares, Inc.	710	14,903
United Community Banks	5,477	28,207
Webster Financial Corp.	12,600	52,668
WesBanco, Inc.	2,670	55,162
West Coast Bancorp	580	1,723
Westamerica Bancorp	560	23,929
Western Alliance Bancorp (a)	2,290	17,427
Whitney Holding Corp.	5,480	71,185
Wintrust Financial Corp.	3,550	47,463
		2,729,742
Beverages – 0.1%
Boston Beer Co., Inc. Class A (a)	930	23,473
Coca-Cola Bottling Co. Consolidated	80	3,596
Peet's Coffee & Tea, Inc. (a)	570	11,583
		38,652
Biotechnology – 1.2%
Acorda Therapeutics, Inc. (a)	1,520	37,286
Alexion Pharmaceuticals, Inc. (a)	1,720	63,416
American Oriental Bioengineering, Inc. (a)	20,600	103,000
Arqule, Inc. (a)	300	1,185
Avant Immunotherapeutics, Inc. (a)	1,470	10,922
Bio-Rad Laboratories, Inc. Class A (a)	630	40,030
BioMimetic Therapeutics, Inc. (a)	640	5,165
CryoLife, Inc. (a)	6,200	51,088
Dendreon Corp. (a)	7,040	23,725
Enzo Biochem, Inc. (a)	950	4,645
Enzon Pharmaceuticals, Inc. (a)	10,470	68,160
Facet Biotech Corp. (a)	3,340	20,307
Geron Corp. (a)	3,890	30,498
GTx, Inc. (a)	1,780	19,651
Halozyme Therapeutics, Inc. (a)	650	3,751
Human Genome Sciences, Inc. (a)	13,160	23,820
Immunogen, Inc. (a)	300	1,251
Incyte Corp. (a)	8,710	25,520
InterMune, Inc. (a)	900	10,296
Ligand Pharmaceuticals, Inc. Class B (a)	1,220	2,586
Martek Biosciences Corp.	2,750	72,737
Momenta Pharmaceuticals, Inc. (a)	6,270	67,904
Myriad Genetics, Inc. (a)	1,430	106,635
NPS Pharmaceuticals, Inc. (a)	1,650	10,296
PDL BioPharma, Inc.	16,680	107,086
RXi Pharmaceuticals Corp. (a)	521	2,454
Sequenom, Inc. (a)	1,620	35,899
Zymogenetics, Inc. (a)	1,540	6,545
		955,858
Building Materials – 1.1%
Aaon, Inc.	4,260	77,191
Apogee Enterprises, Inc.	6,430	65,908
Armstrong World Industries, Inc.	4,000	66,320
Comfort Systems USA, Inc.	12,510	127,977

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Drew Industries, Inc. (a)	5,020	$43,272
Gibraltar Industries, Inc.	8,850	90,536
Interline Brands, Inc. (a)	1,450	11,600
Lennox International, Inc.	810	22,769
Louisiana-Pacific Corp.	11,690	24,315
LSI Industries, Inc.	2,090	9,510
NCI Building Systems, Inc. (a)	7,190	83,332
Quanex Building Products Corp.	10,370	88,041
Trex Co., Inc. (a)	4,550	67,295
Universal Forest Products, Inc.	4,620	97,020
		875,086
Chemicals – 2.2%
A. Schulman, Inc.	5,730	86,809
American Vanguard Corp.	950	13,500
Arch Chemicals, Inc.	50	1,121
Ashland, Inc.	17,703	141,978
Balchem Corp.	1,520	33,942
Cabot Corp.	1,190	15,898
Celanese Corp. Class A	640	6,816
CF Industries Holdings, Inc.	850	39,950
Chemtura Corp.	60,770	45,577
Cytec Industries, Inc.	2,250	45,990
Eastman Chemical Co.	650	16,867
Ferro Corp.	11,030	43,679
H.B. Fuller Co.	10,580	147,803
ICO, Inc. (a)	4,400	11,660
Innophos Holdings, Inc.	5,200	78,676
Innospec, Inc.	5,290	25,762
Landec Corp. (a)	3,070	16,885
Minerals Technologies, Inc.	2,570	97,172
NewMarket Corp.	2,600	81,900
Nova Chemicals Corp.	16,010	28,658
Olin Corp.	10,150	142,607
OM Group, Inc. (a)	5,070	98,257
Penford Corp.	200	1,732
PolyOne Corp. (a)	21,260	43,583
Quaker Chemical Corp.	2,270	25,901
Rockwood Holdings, Inc. (a)	6,280	47,163
ShengdaTech, Inc. (a)	830	2,465
Spartech Corp.	5,750	18,227
Stepan Co.	1,510	55,402
Symyx Technologies (a)	1,050	5,040
Terra Industries, Inc.	4,480	91,750
Valhi, Inc.	160	2,376
The Valspar Corp.	3,860	66,971
W.R. Grace & Co. (a)	1,250	7,213
Zep, Inc.	5,690	62,533
Zoltek Cos., Inc. (a)	3,390	24,001
		1,675,864
Coal – 0.5%
Alpha Natural Resources, Inc. (a)	1,810	29,539
Foundation Coal Holdings, Inc.	13,530	219,456
International Coal Group, Inc. (a)	3,780	9,148
Massey Energy Co.	4,750	72,105
Walter Industries, Inc.	2,940	54,214
Westmoreland Coal Co. (a)	500	4,575
		389,037
Commercial Services – 6.6%
Administaff, Inc.	7,360	155,222
Advance America Cash Advance Centers, Inc.	500	705
The Advisory Board Co. (a)	300	5,250
Albany Molecular Research, Inc. (a)	5,590	47,906
AMN Healthcare Services, Inc. (a)	5,280	35,904
Arbitron, Inc.	1,150	17,273
Avis Budget Group, Inc. (a)	30,690	21,176
Bowne & Co., Inc.	5,799	16,237
Career Education Corp. (a)	6,020	131,236
CBIZ, Inc. (a)	13,110	106,584
CDI Corp.	6,950	74,504
Cenveo, Inc. (a)	6,190	24,450
Chemed Corp.	2,510	100,726
Coinstar, Inc. (a)	430	9,881
Consolidated Graphics, Inc. (a)	4,170	67,179
Convergys Corp. (a)	32,930	247,963
Cornell Cos., Inc. (a)	3,760	57,378
The Corporate Executive Board Co.	3,440	69,488
Corvel Corp. (a)	850	14,994
CoStar Group, Inc. (a)	2,330	69,015
CRA International, Inc. (a)	3,100	65,131
Cross Country Healthcare, Inc. (a)	3,710	27,788
Deluxe Corp.	17,950	206,963
Dollar Financial Corp. (a)	430	3,376
Donnelley (R.R.) & Sons Co.	5,460	53,290
DynCorp International, Inc. (a)	4,990	75,050
Electro Rent Corp.	80	848
Equifax, Inc.	1,060	26,203
Euronet Worldwide, Inc. (a)	1,530	15,377
Exlservice Holdings, Inc. (a)	1,860	14,787
Exponent, Inc. (a)	4,760	116,715
First Advantage Corp. Class A (a)	2,100	26,754
Forrester Research, Inc. (a)	2,750	57,420
Gartner, Inc. (a)	3,690	52,250
Global Cash Access Holdings, Inc. (a)	8,150	22,086
H&E Equipment Services, Inc. (a)	3,750	25,012
The Hackett Group, Inc. (a)	500	1,405
Healthspring, Inc. (a)	9,830	171,239
Heartland Payment Systems, Inc.	1,930	17,505
Heidrick & Struggles International, Inc.	3,830	58,216
Hertz Global Holdings, Inc. (a)	9,800	49,588
Hewitt Associates, Inc. Class A (a)	1,410	40,016
Hill International, Inc. (a)	5,930	32,615
HMS Holdings Corp. (a)	350	10,833
Hudson Highland Group, Inc. (a)	4,020	9,889
ICF International, Inc. (a)	2,550	60,511
Integrated Electrical Services, Inc. (a)	2,290	18,938
Kelly Services, Inc. Class A	5,430	49,196
Kendle International, Inc. (a)	530	10,123
Kenexa Corp. (a)	3,250	22,068
Kforce, Inc. (a)	3,180	19,875
Korn/Ferry International (a)	14,810	139,214

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Landauer, Inc.	1,920	$131,674
Live Nation, Inc. (a)	2,140	11,192
Manpower, Inc.	1,590	45,251
Maximus, Inc.	680	25,269
McGrath Rentcorp	1,850	38,794
Monro Muffler Brake, Inc.	750	18,203
Monster Worldwide, Inc. (a)	18,790	173,056
MPS Group, Inc. (a)	29,550	178,777
Net 1 UEPS Technologies, Inc. (a)	11,190	150,282
On Assignment, Inc. (a)	5,100	23,613
PAREXEL International Corp. (a)	7,610	75,263
PHH Corp. (a)	12,810	141,550
Pre-Paid Legal Services, Inc. (a)	1,030	34,629
PRG-Schultz International, Inc. (a)	190	595
The Providence Service Corp. (a)	590	1,269
Rent-A-Center, Inc. (a)	14,490	215,176
Resources Connection, Inc. (a)	11,560	167,273
RSC Holdings, Inc. (a)	1,740	12,354
Service Corp. International	5,600	25,480
Spherion Corp. (a)	7,500	10,725
Standard Parking Corp. (a)	900	17,226
Steiner Leisure Ltd. (a)	3,430	85,510
Stewart Enterprises, Inc. Class A	13,190	45,110
Team, Inc. (a)	2,720	53,720
TeleTech Holdings, Inc. (a)	11,920	96,433
Ticketmaster (a)	2,910	17,315
Total System Services, Inc.	1,590	20,129
Tree.com, Inc. (a)	176	699
TrueBlue, Inc. (a)	15,300	130,050
United Rentals, Inc. (a)	21,665	120,891
Universal Technical Institute, Inc. (a)	2,760	48,383
Valassis Communications, Inc. (a)	1,280	1,638
Viad Corp.	5,300	117,819
VistaPrint Ltd. (a)	1,820	41,678
Wright Express Corp. (a)	1,820	21,221
		5,071,599
Computers – 2.9%
3D Systems Corp. (a)	80	480
3PAR, Inc. (a)	3,950	33,536
Agilysys, Inc.	660	2,356
Brocade Communications Systems, Inc. (a)	51,500	196,215
Cadence Design Systems, Inc. (a)	39,030	147,533
Ciber, Inc. (a)	19,970	87,069
Compellent Technologies, Inc. (a)	490	5,929
Computer Sciences Corp. (a)	870	32,051
COMSYS IT Partners, Inc. (a)	1,290	2,580
DST Systems, Inc. (a)	690	21,921
Electronics for Imaging, Inc. (a)	10,570	93,967
Furmanite Corp. (a)	1,130	4,204
Hutchinson Technology, Inc. (a)	2,040	6,467
iGate Corp. (a)	4,560	18,650
Imation Corp.	6,430	62,628
Integral Systems, Inc. (a)	5,240	57,273
Jack Henry & Associates, Inc.	940	16,732
Lexmark International, Inc. Class A (a)	1,790	42,387
Manhattan Associates, Inc. (a)	6,770	103,852
Mastech Holdings, Inc. (a)	66	123
Mentor Graphics Corp. (a)	12,800	59,648
MICROS Systems, Inc. (a)	3,830	55,152
MTS Systems Corp.	2,870	75,165
NCI, Inc. Class A (a)	1,170	35,100
NCR Corp. (a)	2,790	35,015
Ness Technologies, Inc. (a)	2,820	11,195
NetApp, Inc. (a)	730	10,826
Netezza Corp. (a)	7,100	43,097
Netscout Systems, Inc. (a)	3,980	56,596
Palm, Inc. (a)	8,200	62,894
Perot Systems Corp. Class A (a)	11,470	148,995
Rackable Systems, Inc. (a)	1,460	5,738
Radiant Systems, Inc. (a)	5,070	17,542
RadiSys Corp. (a)	100	473
Seagate Technology	13,020	49,346
Silicon Storage Technology, Inc. (a)	8,770	17,979
STEC, Inc. (a)	13,130	58,822
Stratasys, Inc. (a)	640	6,854
Sun Microsystems, Inc. (a)	8,960	37,274
SYKES Enterprises, Inc. (a)	2,820	47,122
Synaptics, Inc. (a)	8,150	192,096
Synopsys, Inc. (a)	1,300	24,050
Syntel, Inc.	830	17,887
Teradata Corp. (a)	1,400	18,382
Unisys Corp. (a)	36,570	27,428
Western Digital Corp. (a)	9,850	144,598
Xyratex Ltd. (a)	1,910	3,304
		2,198,531
Cosmetics & Personal Care – 0.1%
Bare Escentuals, Inc. (a)	7,550	27,406
Elizabeth Arden, Inc. (a)	3,670	21,396
Inter Parfums, Inc.	3,840	23,194
Revlon, Inc. Class A (a)	270	1,596
		73,592
Distribution & Wholesale – 1.1%
Beacon Roofing Supply, Inc. (a)	5,450	69,379
BlueLinx Holdings, Inc. (a)	480	1,142
Brightpoint, Inc. (a)	8,300	38,844
Chindex International, Inc. (a)	640	3,859
Core-Mark Holding Co., Inc. (a)	700	12,838
Houston Wire & Cable Co.	5,680	40,612
Ingram Micro, Inc. Class A (a)	3,420	41,963
Owens & Minor, Inc.	430	17,101
Pool Corp.	1,250	19,813
ScanSource, Inc. (a)	3,750	70,200
Tech Data Corp. (a)	8,120	147,053

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
United Stationers, Inc. (a)	3,570	$99,996
Watsco, Inc.	440	14,542
WESCO International, Inc. (a)	12,960	238,723
		816,065
Diversified Financial – 2.2%
Advanta Corp. Class B	5,250	4,095
Affiliated Managers Group, Inc. (a)	680	27,329
AmeriCredit Corp. (a)	18,990	89,443
Ameriprise Financial, Inc.	1,800	36,270
Asset Acceptance Capital Corp. (a)	3,160	13,240
BGC Partners, Inc. Class A	980	2,362
CIT Group, Inc.	20,850	58,172
Cohen & Steers, Inc.	930	10,044
Discover Financial Services	5,710	40,827
Doral Financial Corp. (a)	120	613
E*Trade Financial Corp. (a)	66,760	76,106
Encore Capital Group, Inc. (a)	640	3,366
Financial Federal Corp.	5,490	119,243
The First Marblehead Corp. (a)	5,630	6,475
GAMCO Investors, Inc. Class A	1,130	35,301
GFI Group, Inc.	1,270	3,988
Interactive Brokers Group, Inc. (a)	5,610	85,665
Investment Technology Group, Inc. (a)	1,870	40,542
Janus Capital Group, Inc.	9,300	48,825
KBW, Inc. (a)	1,440	27,043
Knight Capital Group, Inc. Class A (a)	5,820	104,935
LaBranche & Co., Inc. (a)	18,080	124,029
Legg Mason, Inc.	1,230	19,754
MarketAxess Holdings, Inc. (a)	2,440	18,837
National Financial Partners Corp.	3,900	10,023
Nelnet, Inc. Class A	2,810	38,834
NewStar Financial, Inc. (a)	490	1,450
NYSE Euronext	1,450	31,900
Ocwen Financial Corp. (a)	7,830	69,687
Penson Worldwide, Inc. (a)	3,310	19,794
Piper Jaffray Cos. (a)	3,050	87,565
Sanders Morris Harris Group, Inc.	790	3,286
Stifel Financial Corp. (a)	3,470	121,589
Student Loan Corp.	250	11,735
SWS Group, Inc.	8,190	119,983
TD Ameritrade Holding Corp. (a)	20	225
Thomas Weisel Partners Group, Inc. (a)	700	2,163
TradeStation Group, Inc. (a)	2,120	11,681
US Global Investors, Inc. Class A	170	848
Virtus Investment Partners, Inc. (a)	613	3,715
Waddell & Reed Financial, Inc. Class A	2,960	41,795
World Acceptance Corp. (a)	4,410	84,451
		1,657,228
Electric – 0.3%
Avista Corp.	4,400	83,776
CH Energy Group, Inc.	1,420	71,824
Mirant Corp. (a)	1,510	25,927
Pike Electric Corp. (a)	5,030	56,587
		238,114
Electrical Components & Equipment – 1.2%
Advanced Battery Technologies, Inc. (a)	950	2,432
Advanced Energy Industries, Inc. (a)	10,060	90,339
Belden, Inc.	12,290	160,507
C&D Technologies, Inc. (a)	2,560	7,629
Encore Wire Corp.	6,410	105,829
EnerSys (a)	1,760	16,034
Fushi Copperweld, Inc. (a)	290	1,360
Graftech International Ltd. (a)	33,310	266,813
Graham Corp.	1,730	17,231
Hubbell, Inc. Class B	570	17,670
Insteel Industries, Inc.	7,730	59,521
Littelfuse, Inc. (a)	4,510	69,003
Molex, Inc.	2,920	39,040
Powell Industries, Inc. (a)	2,760	65,909
Universal Display Corp. (a)	400	3,052
Valence Technology, Inc. (a)	7,430	12,928
Vicor Corp.	2,430	11,470
		946,767
Electronics – 3.0%
Agilent Technologies, Inc. (a)	3,920	70,874
American Science & Engineering, Inc.	230	17,940
Amphenol Corp. Class A	2,250	58,837
Analogic Corp.	4,440	111,000
Arrow Electronics, Inc. (a)	6,840	130,439
Avnet, Inc. (a)	450	8,919
Axsys Technologies, Inc. (a)	460	19,642
Badger Meter, Inc.	3,870	91,293
Bel Fuse, Inc. Class A	830	11,662
Benchmark Electronics, Inc. (a)	20,010	234,917
Brady Corp. Class A	1,900	39,748
Cogent, Inc. (a)	3,530	41,089
Coherent, Inc. (a)	3,790	68,561
CTS Corp.	9,980	51,297
Cymer, Inc. (a)	3,700	75,480
Daktronics, Inc.	2,600	22,438
Dionex Corp. (a)	120	6,077
Electro Scientific Industries, Inc. (a)	3,890	24,585
FEI Co. (a)	2,180	39,676
II-VI, Inc. (a)	740	13,934
Itron, Inc. (a)	370	24,161
Jabil Circuit, Inc.	11,110	64,660
L-1 Identity Solutions, Inc. (a)	1,170	8,483
Methode Electronics, Inc.	10,980	50,728
Multi-Fineline Electronix, Inc. (a)	5,560	103,027
Nam Tai Electronics, Inc.	2,340	13,268
National Instruments Corp.	760	16,317
Newport Corp. (a)	4,050	21,667
OSI Systems, Inc. (a)	2,590	37,892

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Park Electrochemical Corp.	3,470	$60,898
Plexus Corp. (a)	7,730	111,776
Rofin-Sinar Technologies, Inc. (a)	8,100	136,809
Rogers Corp. (a)	2,740	67,130
Sanmina-SCI Corp. (a)	53,490	17,652
Stoneridge, Inc. (a)	6,080	11,917
Taser International, Inc. (a)	3,090	15,666
Technitrol, Inc.	8,240	18,128
Trimble Navigation Ltd. (a)	2,270	33,641
TTM Technologies, Inc. (a)	13,390	80,742
Varian, Inc. (a)	1,930	53,731
Vishay Intertechnology, Inc. (a)	45,430	134,473
Watts Water Technologies, Inc. Class A	220	4,902
Woodward Governor Co.	1,770	36,409
Zygo Corp. (a)	210	1,201
		2,263,686
Energy — Alternate Sources – 0.1%
FuelCell Energy, Inc. (a)	1,050	4,053
Headwaters, Inc. (a)	13,580	61,517
Plug Power, Inc. (a)	580	522
		66,092
Engineering & Construction – 1.5%
Chicago Bridge & Iron Co. NV	11,580	130,391
Dycom Industries, Inc. (a)	14,970	101,945
Emcor Group, Inc. (a)	14,540	299,378
ENGlobal Corp. (a)	5,320	16,492
Fluor Corp.	980	38,122
Granite Construction, Inc.	3,290	115,874
Insituform Technologies, Inc. Class A (a)	5,580	104,681
KBR, Inc.	180	2,549
Layne Christensen Co. (a)	800	12,624
McDermott International, Inc. (a)	1,500	15,555
Michael Baker Corp. (a)	1,400	48,944
Orion Marine Group, Inc. (a)	170	1,683
Perini Corp. (a)	9,840	205,164
The Shaw Group, Inc. (a)	2,370	65,886
		1,159,288
Entertainment – 0.6%
Ascent Media Corp. Series A (a)	270	7,042
Bally Technologies, Inc. (a)	2,230	45,024
Churchill Downs, Inc.	600	20,706
Dover Downs Gaming & Entertainment, Inc.	290	925
International Game Technology	2,080	22,048
International Speedway Corp. Class A	3,060	71,237
Isle of Capri Casinos, Inc. (a)	2,290	6,481
National CineMedia, Inc.	5,390	54,331
Pinnacle Entertainment, Inc. (a)	5,220	35,391
Shuffle Master, Inc. (a)	2,910	9,865
Speedway Motorsports, Inc.	3,670	52,995
Steinway Musical Instruments, Inc. (a)	1,460	16,877
Vail Resorts, Inc. (a)	2,820	65,762
Warner Music Group Corp.	10,900	22,345
		431,029
Environmental Controls – 0.4%
American Ecology Corp.	4,440	88,578
Calgon Carbon Corp. (a)	2,900	36,453
Casella Waste Systems, Inc. Class A (a)	1,400	3,864
Clean Harbors, Inc. (a)	540	28,895
Darling International, Inc. (a)	24,050	110,389
EnergySolutions, Inc.	5,710	25,638
Met-Pro Corp.	310	3,398
Metalico, Inc. (a)	5,070	12,422
Rentech, Inc. (a)	1,580	1,090
Waste Services, Inc. (a)	1,870	9,481
		320,208
Foods – 0.7%
Arden Group, Inc. Class A	190	21,837
B&G Foods, Inc. Class A	600	2,784
Chiquita Brands International, Inc. (a)	6,860	95,903
Del Monte Foods Co.	4,530	30,170
Diamond Foods, Inc.	2,970	76,270
Ingles Markets, Inc. Class A	1,170	16,684
J&J Snack Foods Corp.	220	7,680
M&F Worldwide Corp. (a)	510	5,406
Nash Finch Co.	2,550	109,726
Ralcorp Holdings, Inc. (a)	720	42,638
Spartan Stores, Inc.	2,760	51,281
SuperValu, Inc.	1,700	29,818
Whole Foods Market, Inc.	2,570	26,342
Winn-Dixie Stores, Inc. (a)	170	2,336
		518,875
Forest Products & Paper – 0.9%
Buckeye Technologies, Inc. (a)	6,610	19,301
Clearwater Paper Corp. (a)	568	6,424
Deltic Timber Corp.	480	18,994
Domtar Corp. (a)	30,150	44,923
Glatfelter	7,670	66,806
International Paper Co.	3,900	35,568
MeadWestvaco Corp.	1,110	12,920
Mercer International, Inc. (a)	1,670	2,138
Neenah Paper, Inc.	1,650	11,105
Potlatch Corp.	1,990	50,128
Rock-Tenn Co. Class A	3,120	97,250
Schweitzer-Mauduit International, Inc.	1,850	39,590
Temple-Inland, Inc.	33,410	189,435
Verso Paper Corp.	500	335
Wausau Paper Corp.	10,560	100,426
Xerium Technologies, Inc. (a)	5,070	2,484
		697,827
Gas – 0.1%
The Laclede Group, Inc.	720	32,681
Northwest Natural Gas Co.	160	6,870

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
WGL Holdings, Inc.	1,450	$46,545
		86,096
Hand & Machine Tools – 0.4%
Baldor Electric Co.	11,730	164,337
K-Tron International, Inc. (a)	140	10,039
Kennametal, Inc.	6,870	110,195
Lincoln Electric Holdings, Inc.	520	21,409
Regal-Beloit Corp.	220	7,471
Thermadyne Holdings Corp. (a)	800	2,800
		316,251
Health Care — Products – 1.7%
Abaxis, Inc. (a)	1,480	23,414
Advanced Medical Optics, Inc. (a)	4,590	100,842
American Medical Systems Holdings, Inc. (a)	1,150	12,305
AngioDynamics, Inc. (a)	1,770	24,072
Bruker Corp. (a)	1,410	5,682
Cardiac Science Corp. (a)	190	1,020
Cepheid, Inc. (a)	1,850	13,764
CONMED Corp. (a)	3,430	53,680
Cyberonics, Inc. (a)	6,130	94,341
Exactech, Inc. (a)	1,610	20,511
Hanger Orthopedic Group, Inc. (a)	6,620	90,363
Invacare Corp.	740	14,104
Inverness Medical Innovations, Inc. (a)	930	22,757
IRIS International, Inc. (a)	1,240	12,350
Kensey Nash Corp. (a)	3,860	79,786
Kinetic Concepts, Inc. (a)	120	2,892
Luminex Corp. (a)	3,540	72,110
Merit Medical Systems, Inc. (a)	5,610	86,338
Natus Medical, Inc. (a)	3,910	30,263
Nuvasive, Inc. (a)	350	13,069
Orthofix International NV (a)	1,400	22,344
Palomar Medical Technologies, Inc. (a)	1,590	14,072
Quidel Corp. (a)	6,110	75,153
Somanetics Corp. (a)	3,470	50,801
SonoSite, Inc. (a)	2,090	39,689
Spectranetics Corp. (a)	200	600
Stereotaxis, Inc. (a)	690	1,760
Steris Corp.	4,360	115,976
Symmetry Medical, Inc. (a)	2,010	13,769
Synovis Life Technologies, Inc. (a)	2,220	36,164
Thoratec Corp. (a)	260	7,532
Varian Medical Systems, Inc. (a)	230	8,540
Vnus Medical Technologies, Inc. (a)	2,240	35,862
Volcano Corp. (a)	790	10,325
Zimmer Holdings, Inc. (a)	400	14,560
Zoll Medical Corp. (a)	4,580	73,326
		1,294,136
Health Care — Services – 2.2%
Air Methods Corp. (a)	290	5,655
Alliance Imaging, Inc. (a)	6,210	55,021
Almost Family, Inc. (a)	610	18,812
AMERIGROUP Corp. (a)	6,530	182,644
Assisted Living Concepts, Inc. Class A (a)	1,650	6,551
Brookdale Senior Living, Inc.	6,390	43,452
Centene Corp. (a)	11,390	201,945
Cigna Corp.	2,650	46,004
Community Health Systems, Inc. (a)	1,120	20,877
Coventry Health Care, Inc. (a)	1,150	17,399
The Ensign Group, Inc.	320	5,267
Gentiva Health Services, Inc. (a)	1,350	34,128
Health Management Associates, Inc. Class A (a)	13,550	21,544
Health Net, Inc. (a)	6,270	91,730
Healthsouth Corp. (a)	500	4,970
Healthways, Inc. (a)	3,500	48,370
Kindred Healthcare, Inc. (a)	8,490	115,209
Life Sciences Research, Inc. (a)	920	6,072
LifePoint Hospitals, Inc. (a)	11,120	250,645
Lincare Holdings, Inc. (a)	4,500	108,225
Medcath Corp. (a)	1,600	10,064
Molina Healthcare, Inc. (a)	5,220	91,559
Odyssey Healthcare, Inc. (a)	2,710	26,883
Pediatrix Medical Group, Inc. (a)	1,320	44,312
RehabCare Group, Inc. (a)	5,420	75,609
Res-Care, Inc. (a)	3,350	45,392
Skilled Healthcare Group, Inc. Class A (a)	1,050	8,747
Sun Healthcare Group, Inc. (a)	1,120	12,690
WellCare Health Plans, Inc. (a)	7,010	103,608
		1,703,384
Home Builders – 0.9%
Amrep Corp. (a)	230	6,383
Beazer Homes USA, Inc. (a)	10,480	10,794
Brookfield Homes Corp.	480	1,195
Cavco Industries, Inc. (a)	560	13,709
Centex Corp.	6,220	52,932
Champion Enterprises, Inc. (a)	18,500	8,510
Hovnanian Enterprises, Inc. Class A (a)	23,220	39,242
KB Home	4,520	48,228
Lennar Corp. Class A	17,930	137,882
M.D.C. Holdings, Inc.	520	15,933
M/I Homes, Inc.	4,320	38,189
Meritage Home Corp. (a)	6,400	70,528
Palm Harbor Homes, Inc. (a)	960	3,398
The Ryland Group, Inc.	7,230	112,788
Standard Pacific Corp. (a)	4,040	5,696
Thor Industries, Inc.	9,550	101,039
Winnebago Industries, Inc.	4,560	25,217
		691,663
Home Furnishing – 0.6%
American Woodmark Corp.	1,570	23,628
DTS, Inc. (a)	4,400	59,840
Ethan Allen Interiors, Inc.	3,880	44,193

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Furniture Brands International, Inc.	11,170	$22,899
Harman International Industries, Inc.	6,740	108,447
Hooker Furniture Corp.	2,730	22,058
Kimball International, Inc. Class B	3,250	22,393
La-Z-Boy, Inc.	13,920	13,502
Sealy Corp. (a)	8,350	15,448
Tempur-Pedic International, Inc.	10,920	76,440
Universal Electronics, Inc. (a)	50	564
Whirlpool Corp.	430	14,375
		423,787
Household Products – 0.6%
ACCO Brands Corp. (a)	5,900	11,328
American Greetings Corp. Class A	14,360	62,323
Blyth, Inc.	9,540	32,531
Central Garden & Pet Co. Class A (a)	5,720	34,320
CSS Industries, Inc.	1,790	27,154
Ennis, Inc.	2,790	31,220
Helen of Troy Ltd. (a)	6,470	67,741
Jarden Corp. (a)	2,840	29,621
Prestige Brands Holdings, Inc. (a)	10,330	65,596
The Standard Register Co.	6,300	45,801
WD-40 Co.	2,440	61,171
		468,806
Housewares – 0.4%
National Presto Industries, Inc.	1,170	78,554
The Toro Co.	6,540	193,649
		272,203
Insurance – 4.6%
Allied World Assurance Holdings Ltd.	2,860	107,822
American Equity Investment Life Holding Co.	9,390	62,819
American Financial Group, Inc.	1,670	28,357
American Physicians Capital, Inc.	3,060	130,111
Amerisafe, Inc. (a)	6,210	116,313
Amtrust Financial Services, Inc.	7,800	64,038
Aspen Insurance Holdings Ltd.	9,300	205,530
Assured Guaranty Ltd.	920	7,020
Axis Capital Holdings Ltd.	900	21,834
Citizens, Inc. (a)	770	6,276
CNA Financial Corp.	2,980	34,657
CNA Surety Corp. (a)	4,470	73,978
Conseco, Inc. (a)	31,590	73,605
Delphi Financial Group, Inc. Class A	7,070	107,252
Donegal Group, Inc. Class A	100	1,402
eHealth, Inc. (a)	340	4,699
EMC Insurance Group, Inc.	220	4,272
Employers Holdings, Inc.	6,930	93,832
Endurance Specialty Holdings Ltd.	1,490	40,617
FBL Financial Group, Inc. Class A	3,980	41,034
First Mercury Financial Corp. (a)	450	4,973
FPIC Insurance Group, Inc. (a)	2,440	94,989
Genworth Financial, Inc. Class A	12,410	28,791
Hallmark Financial Services, Inc. (a)	1,000	7,740
Harleysville Group, Inc.	2,750	78,210
The Hartford Financial Services Group, Inc.	950	12,502
Horace Mann Educators Corp.	6,590	61,616
Infinity Property & Casualty Corp.	2,340	89,856
IPC Holdings Ltd.	6,830	175,258
Life Partners Holdings, Inc.	250	9,500
Lincoln National Corp.	1,410	21,333
Maiden Holdings Ltd.	310	1,411
Max Capital Group Ltd.	14,680	249,707
Meadowbrook Insurance Group, Inc.	5,695	34,569
MGIC Investment Corp.	32,950	90,942
National Interstate Corp.	1,400	22,232
National Western Life Insurance Co. Class A	70	8,689
Navigators Group, Inc. (a)	1,760	90,358
Old Republic International Corp.	610	6,295
OneBeacon Insurance Group Ltd.	2,720	22,984
The Phoenix Companies, Inc.	12,600	22,050
Platinum Underwriters Holdings Ltd.	5,880	163,523
PMA Capital Corp. Class A (a)	1,910	10,524
The PMI Group, Inc.	23,130	32,151
Presidential Life Corp.	1,010	9,767
ProAssurance Corp. (a)	2,610	123,349
Protective Life Corp.	12,550	103,914
Radian Group, Inc.	22,740	73,223
RLI Corp.	1,710	96,598
Safety Insurance Group, Inc.	2,210	77,394
SeaBright Insurance Holdings, Inc. (a)	3,050	31,628
Selective Insurance Group	5,730	87,955
StanCorp Financial Group, Inc.	940	24,271
State Auto Financial Corp.	410	9,061
Stewart Information Services Corp.	1,100	16,324
Transatlantic Holdings, Inc.	460	14,789
United America Indemnity Ltd. Class A (a)	4,550	48,139
United Fire & Casualty Co.	970	19,448
Unitrin, Inc.	6,420	81,919
Universal American Corp. (a)	3,830	37,802
Unum Group	2,860	40,498
XL Capital Ltd. Class A	4,730	13,717
Zenith National Insurance Corp.	620	17,385
		3,492,852
Internet – 3.5%
1-800-Flowers.com, Inc. Class A (a)	10,210	25,627
Akamai Technologies, Inc. (a)	2,310	31,139
Art Technology Group, Inc. (a)	7,820	13,372
Asiainfo Holdings, Inc. (a)	8,540	74,554

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Avocent Corp. (a)	13,230	$189,851
Bidz.com, Inc. (a)	560	1,758
Blue Nile, Inc. (a)	1,510	30,532
Cogent Communications Group, Inc. (a)	6,130	40,765
Digital River, Inc. (a)	9,170	227,141
EarthLink, Inc. (a)	18,240	137,347
eResearch Technology, Inc. (a)	9,530	55,179
Expedia, Inc. (a)	7,160	63,939
F5 Networks, Inc. (a)	1,260	27,934
Global Sources Ltd. (a)	6,523	27,918
i2 Technologies, Inc. (a)	760	4,742
Imergent, Inc.	1,710	7,866
Interwoven, Inc. (a)	3,660	57,718
j2 Global Communications, Inc. (a)	10,580	207,156
The Knot, Inc. (a)	1,870	12,866
Liberty Media Holding Corp. Interactive Class A (a)	10,320	32,405
Limelight Networks, Inc. (a)	190	581
LoopNet, Inc. (a)	4,970	32,305
ModusLink Global Solutions, Inc. (a)	4,550	10,602
Move, Inc. (a)	1,730	2,924
Navisite, Inc. (a)	1,580	695
Netflix, Inc. (a)	5,750	207,805
NIC, Inc.	5,570	29,744
NutriSystem, Inc.	7,380	95,128
Online Resources Corp. (a)	150	474
Orbitz Worldwide, Inc. (a)	4,680	14,040
Overstock.com, Inc. (a)	3,840	42,163
Perficient, Inc. (a)	960	3,754
Priceline.com, Inc. (a)	390	26,165
RealNetworks, Inc. (a)	6,350	17,907
S1 Corp. (a)	16,470	109,855
Sapient Corp. (a)	25,520	108,715
Shutterfly, Inc. (a)	1,350	8,924
Sohu.com, Inc. (a)	720	28,476
SonicWALL, Inc. (a)	9,510	33,475
Stamps.com, Inc. (a)	5,220	42,700
TheStreet.com, Inc.	2,180	5,951
thinkorswim Group, Inc. (a)	3,250	24,440
TIBCO Software, Inc. (a)	45,440	243,104
United Online, Inc.	15,594	95,435
Valueclick, Inc. (a)	21,950	137,188
VeriSign, Inc. (a)	1,430	27,613
Vignette Corp. (a)	7,860	54,784
Vocus, Inc. (a)	2,460	37,540
Zix Corp. (a)	1,700	2,210
		2,714,506
Investment Companies – 0.0%
Capital Southwest Corp.	30	2,750
NGP Capital Resources Co.	670	5,655
		8,405
Iron & Steel – 1.0%
AK Steel Holding Corp.	16,290	131,461
Allegheny Technologies, Inc.	1,520	33,577
Carpenter Technology Corp.	10,960	180,840
Cliffs Natural Resources, Inc.	290	6,719
General Steel Holdings, Inc. (a)	1,990	5,493
Olympic Steel, Inc.	3,790	60,147
Reliance Steel & Aluminum Co.	4,440	98,257
Schnitzer Steel Industries, Inc. Class A	5,640	221,483
Shiloh Industries, Inc.	300	690
Sutor Technology Group Ltd. (a)	190	357
United States Steel Corp.	810	24,324
Universal Stainless & Alloy (a)	660	9,570
		772,918
Leisure Time – 0.8%
Brunswick Corp.	33,300	92,574
Callaway Golf Co.	23,870	181,651
Interval Leisure Group, Inc. (a)	2,090	10,471
Life Time Fitness, Inc. (a)	3,360	49,761
Polaris Industries, Inc.	4,130	87,845
Town Sports International Holdings, Inc. (a)	1,300	2,574
WMS Industries, Inc. (a)	7,140	158,651
		583,527
Lodging – 0.3%
Ameristar Casinos, Inc.	2,870	25,744
Boyd Gaming Corp.	16,660	80,134
Marcus Corp.	2,820	29,131
Morgans Hotel Group Co. (a)	510	1,861
Orient-Express Hotels Ltd.	4,550	28,756
Riviera Holdings Corp. (a)	100	276
Wyndham Worldwide Corp.	11,390	69,821
		235,723
Machinery — Construction & Mining – 0.2%
Astec Industries, Inc. (a)	210	5,160
Bucyrus International, Inc. Class A	3,850	59,675
Joy Global, Inc.	920	19,163
Terex Corp. (a)	2,920	34,573
		118,571
Machinery — Diversified – 2.2%
AGCO Corp. (a)	1,550	32,984
Albany International Corp. Class A	310	3,103
Altra Holdings, Inc. (a)	4,610	32,408
Applied Industrial Technologies, Inc.	9,330	147,321
Briggs & Stratton Corp.	4,780	70,696
Cascade Corp.	710	16,252
Chart Industries, Inc. (a)	9,550	80,793
Cognex Corp.	5,340	69,741
Columbus McKinnon Corp. (a)	6,610	84,079
Cummins, Inc.	2,480	59,471
DXP Enterprises, Inc. (a)	940	12,765
Flowserve Corp.	170	9,063
Gardner Denver, Inc. (a)	12,150	264,506
Gerber Scientific, Inc. (a)	1,300	4,082
Gorman-Rupp Co.	4,320	110,592
Graco, Inc.	4,090	86,994
Hurco Cos., Inc. (a)	690	9,784
IDEX Corp.	1,030	23,288
Intermec, Inc. (a)	2,970	36,887
Kadant, Inc. (a)	4,560	45,782
The Manitowoc Co., Inc.	21,340	117,370

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
NACCO Industries, Inc. Class A	550	$17,595
Nordson Corp.	380	11,480
Robbins & Myers, Inc.	7,120	123,105
Rockwell Automation, Inc.	1,070	27,863
Sauer-Danfoss, Inc.	2,810	21,187
Tecumseh Products Co. Class A (a)	5,840	47,888
Tennant Co.	1,600	21,664
Twin Disc, Inc.	590	3,876
Zebra Technologies Corp. Class A (a)	6,860	115,454
		1,708,073
Manufacturing – 3.0%
A.O. Smith Corp.	6,200	170,376
Actuant Corp. Class A	9,420	155,242
Acuity Brands, Inc.	7,430	199,644
American Railcar Industries, Inc.	450	3,776
Ameron International Corp.	2,390	119,141
AZZ, Inc. (a)	3,360	75,264
Barnes Group, Inc.	11,240	127,012
Blount International, Inc. (a)	10,130	84,889
The Brink's Co.	1,450	38,323
Ceradyne, Inc. (a)	8,280	188,950
Colfax Corp. (a)	1,910	17,419
Crane Co.	5,370	93,545
Dover Corp.	1,520	42,986
Eastman Kodak Co.	1,330	6,025
EnPro Industries, Inc. (a)	7,740	141,642
Federal Signal Corp.	12,470	84,172
GenTek, Inc. (a)	360	4,914
Griffon Corp. (a)	7,390	73,530
Harsco Corp.	1,710	40,561
Ingersoll-Rand Co. Ltd. Class A	6,260	101,475
John Bean Technologies Corp.	2,237	21,699
Koppers Holdings, Inc.	7,040	114,048
LSB Industries, Inc. (a)	2,700	19,926
Lydall, Inc. (a)	2,180	8,044
McCoy Corp.	6,200	7,471
Myers Industries, Inc.	6,080	38,122
Parker Hannifin Corp.	650	24,837
Polypore International, Inc. (a)	800	5,536
Raven Industries, Inc.	2,930	63,903
Reddy Ice Holdings, Inc.	730	1,183
Standex International Corp.	1,560	23,946
Tredegar Corp.	6,360	104,940
Trimas Corp. (a)	90	130
Trinity Industries, Inc.	6,540	75,275
		2,277,946
Media – 0.9%
Acacia Research - Acacia Technologies (a)	2,190	6,920
Belo Corp. Class A	19,680	28,142
Cablevision Systems Corp. Class A	1,420	22,763
CBS Corp. Class B	3,000	17,160
Central European Media Enterprises Ltd. (a)	640	6,310
Charter Communications, Inc. Class A (a)	51,860	4,667
Courier Corp.	630	9,897
Cox Radio, Inc. Class A (a)	7,300	36,865
CTC Media, Inc. (a)	590	2,036
Cumulus Media, Inc. Class A (a)	3,200	5,504
DISH Network Corp. Class A (a)	3,880	49,819
The E.W. Scripps Co. Class A	8,350	13,444
Entercom Communications Corp.	1,390	1,626
Entravision Communications Corp. Class A (a)	18,590	15,616
FactSet Research Systems, Inc.	480	19,104
Fisher Communications, Inc.	120	1,830
Gannett Co., Inc.	1,970	11,367
Hearst-Argyle Television, Inc.	580	2,285
Journal Communications, Inc. Class A	2,970	5,316
Liberty Media Corp. Capital Class A (a)	1,250	6,863
Lin TV Corp. Class A (a)	3,830	2,681
The McClatchy Co. Class A	10,050	6,633
The McGraw-Hill Cos., Inc.	1,750	38,483
Media General, Inc. Class A	3,100	6,045
Mediacom Communications Corp. (a)	8,580	46,332
Meredith Corp.	12,060	192,598
Scholastic Corp.	9,650	105,185
Sinclair Broadcast Group, Inc. Class A	16,040	29,674
		695,165
Metal Fabricate & Hardware – 1.5%
A.M. Castle & Co.	4,890	41,369
Ampco-Pittsburgh Corp.	3,760	69,522
Circor International, Inc.	5,150	114,587
Dynamic Materials Corp.	790	9,591
Haynes International, Inc. (a)	2,740	50,060
L.B. Foster Co. Class A (a)	1,670	44,071
Ladish Co., Inc. (a)	990	11,256
Mueller Industries, Inc.	7,440	149,693
Mueller Water Products, Inc. Class A	14,430	97,691
NN, Inc.	1,600	2,720
Northwest Pipe Co. (a)	2,130	75,104
Precision Castparts Corp.	760	49,362
RBC Bearings, Inc. (a)	610	11,151
Sims Group Ltd. Sponsored ADR (Australia)	9,060	96,580
Sun Hydraulics Corp.	4,720	72,688
Timken Co.	10,940	162,897
Worthington Industries, Inc.	8,140	81,888
		1,140,230
Mining – 0.4%
Amerigo Resources Ltd.	15,600	4,290
Brush Engineered Materials, Inc. (a)	4,280	53,757
Century Aluminum Co. (a)	14,600	51,830
Farallon Resources Ltd. (a)	20,100	3,414
Hecla Mining Co. (a)	19,370	51,330
Kaiser Aluminum Corp.	1,510	37,508
Redcorp Ventures Ltd.	89,600	2,536

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
RTI International Metals, Inc. (a)	8,880	$118,193
Stillwater Mining Co. (a)	3,760	15,604
		338,462
Office Equipment/Supplies – 0.1%
Xerox Corp.	5,990	39,774
Office Furnishings – 0.7%
Herman Miller, Inc.	14,660	161,114
HNI Corp.	10,620	140,290
Interface, Inc. Class A	18,590	75,847
Knoll, Inc.	9,220	62,880
Steelcase, Inc. Class A	26,760	115,603
		555,734
Oil & Gas – 4.2%
Abraxas Petroleum Corp. (a)	1,930	2,104
Alon USA Energy, Inc.	470	5,546
Arena Resources, Inc. (a)	670	16,321
ATP Oil & Gas Corp. (a)	9,570	42,778
Berry Petroleum Co. Class A	16,680	122,765
Bill Barrett Corp. (a)	6,540	144,599
BPZ Resources, Inc. (a)	2,110	12,154
Brigham Exploration Co. (a)	10,680	26,700
Bronco Drilling Co., Inc. (a)	2,490	13,147
Callon Petroleum Co. (a)	6,940	14,643
Cano Petroleum, Inc. (a)	870	539
Carrizo Oil & Gas, Inc. (a)	1,100	15,246
Cimarex Energy Co.	4,440	110,290
Clayton Williams Energy, Inc. (a)	340	13,532
Contango Oil & Gas Co. (a)	790	35,234
CVR Energy, Inc. (a)	9,790	50,027
Delek US Holdings, Inc.	5,790	40,241
Denbury Resources, Inc. (a)	4,010	49,082
Encore Aquisition Co. (a)	2,680	72,842
Energy Partners Ltd. (a)	9,010	10,452
ENSCO International, Inc.	1,941	53,106
Frontier Oil Corp.	11,480	163,934
Galleon Energy, Inc. Class A (a)	4,600	11,979
Gasco Energy, Inc. (a)	12,100	5,082
Georesources, Inc. (a)	1,160	8,329
Gulfport Energy Corp. (a)	1,250	4,788
Helmerich & Payne, Inc.	540	12,128
Hercules Offshore, Inc. (a)	11,840	44,045
Holly Corp.	3,410	79,692
Houston American Energy Corp.	200	470
Jura Energy Corp.	13,900	899
Mariner Energy, Inc. (a)	18,890	187,011
McMoRan Exploration Co. (a)	7,780	52,048
Meridian Resource Corp. (a)	5,980	1,854
Midnight Oil Exploration Ltd.	2,800	1,812
Nabors Industries Ltd. (a)	4,840	52,998
Noble Corp.	1,630	44,255
Paramount Resources Ltd. Class A (a)	600	3,436
Parker Drilling Co. (a)	29,270	62,052
Patterson-UTI Energy, Inc.	8,490	81,164
Penn Virginia Corp.	620	12,772
PetroQuest Energy, Inc. (a)	10,610	67,161
Pioneer Drilling Co. (a)	8,530	42,394
Pioneer Natural Resources Co.	1,050	15,372
Plains Exploration & Production Co. (a)	2,710	57,235
Precision Drilling Trust	7,685	38,194
Pride International, Inc. (a)	2,230	35,948
Quicksilver Resources, Inc. (a)	10,380	71,933
Rosetta Resources, Inc. (a)	15,610	94,753
SandRidge Energy, Inc. (a)	8,030	53,480
St. Mary Land & Exploration Co.	2,710	52,439
Stone Energy Corp. (a)	13,726	117,769
Sunoco, Inc.	600	27,792
Swift Energy Co. (a)	8,800	134,816
Tesoro Corp.	7,030	121,127
TriStar Oil & Gas Ltd. (a)	1,100	9,608
TUSK Energy Corp. (a)	8,500	5,843
Unit Corp. (a)	5,210	129,937
VAALCO Energy, Inc. (a)	18,420	138,334
Venoco, Inc. (a)	1,060	3,148
Vero Energy, Inc. (a)	4,600	14,955
W&T Offshore, Inc.	12,150	152,725
Warren Resources, Inc. (a)	3,600	6,480
Western Refining, Inc.	7,880	91,881
Whiting Petroleum Corp. (a)	1,790	51,910
		3,217,330
Oil & Gas Services – 2.4%
Allis-Chalmers Energy, Inc. (a)	7,410	26,676
Basic Energy Services, Inc. (a)	7,660	73,536
BJ Services Co.	3,460	38,060
Complete Production Services, Inc. (a)	15,590	99,932
Dawson Geophysical Co. (a)	1,570	25,010
Dresser-Rand Group, Inc. (a)	3,980	77,530
Dril-Quip, Inc. (a)	3,110	76,195
Exterran Holdings, Inc. (a)	5,250	116,340
Forbes Energy Services Ltd.	15,600	17,789
Forbes Energy Services Ltd. (a)	3,200	3,649
Global Industries Ltd. (a)	10,650	36,743
Gulf Island Fabrication, Inc.	5,320	66,979
Helix Energy Solutions Group, Inc. (a)	15,940	82,091
Hornbeck Offshore Services, Inc. (a)	3,190	56,591
ION Geophysical Corp. (a)	7,760	11,640
Key Energy Services, Inc. (a)	27,090	92,377
Matrix Service Co. (a)	3,900	20,631
NATCO Group, Inc. Class A (a)	1,460	25,010
Natural Gas Services Group, Inc. (a)	2,320	19,836
Newpark Resources, Inc. (a)	16,950	71,359

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
North American Energy Partners, Inc. (a)	2,720	$5,630
Oceaneering International, Inc. (a)	1,320	45,487
Oil States International, Inc. (a)	12,940	236,931
RPC, Inc.	350	2,604
SEACOR Holdings, Inc. (a)	3,170	206,177
Smith International, Inc.	370	8,399
Superior Energy Services, Inc. (a)	5,970	93,013
T-3 Energy Services, Inc. (a)	100	1,275
Technicoil Corp. (a)	17,900	4,994
TETRA Technologies, Inc. (a)	11,730	60,879
Tidewater, Inc.	640	26,630
Union Drilling, Inc. (a)	4,160	19,053
Weatherford International Ltd. (a)	3,440	37,943
Willbros Group, Inc. (a)	5,830	56,784
		1,843,773
Packaging & Containers – 0.1%
Packaging Corp. of America	3,080	43,736
Sealed Air Corp.	1,230	16,667
Sonoco Products Co.	1,400	32,102
		92,505
Pharmaceuticals – 2.7%
Adolor Corp. (a)	6,410	12,820
Akorn, Inc. (a)	700	1,561
Align Technology, Inc. (a)	5,100	40,188
Allos Therapeutics, Inc. (a)	4,900	38,367
Alnylam Pharmaceuticals, Inc. (a)	620	13,076
Array Biopharma, Inc. (a)	1,840	7,360
Auxilium Pharmaceuticals, Inc. (a)	2,210	67,538
Cubist Pharmaceuticals, Inc. (a)	6,770	144,946
CV Therapeutics, Inc. (a)	5,620	87,953
Cypress Bioscience, Inc. (a)	1,420	12,070
Durect Corp. (a)	1,150	3,254
Emergent Biosolutions, Inc. (a)	4,620	101,317
Endo Pharmaceuticals Holdings, Inc. (a)	460	10,336
Forest Laboratories, Inc. (a)	2,060	51,582
HealthExtras, Inc. (a)	3,670	80,813
Herbalife Ltd.	7,350	150,748
Indevus Pharmaceuticals, Inc. (a)	300	1,596
Isis Pharmaceuticals, Inc. (a)	710	10,032
K-V Pharmaceutical Co. Class A (a)	1,030	670
King Pharmaceuticals, Inc. (a)	5,150	45,011
MannKind Corp. (a)	4,280	15,194
The Medicines Co. (a)	350	4,480
Medicis Pharmaceutical Corp. Class A	15,400	214,522
Medivation, Inc. (a)	3,280	61,500
MiddleBrook Pharmaceuticals, Inc. (a)	2,700	3,780
Nabi Biopharmaceuticals (a)	1,090	4,502
NBTY, Inc. (a)	11,190	211,155
Nektar Therapeutics (a)	8,280	34,031
Neogen Corp. (a)	270	7,066
Noven Pharmaceuticals, Inc. (a)	4,770	47,366
Obagi Medical Products, Inc. (a)	200	1,338
Omega Protein Corp. (a)	4,930	18,833
Optimer Pharmaceuticals, Inc. (a)	620	6,504
OSI Pharmaceuticals, Inc. (a)	970	34,532
Osiris Therapeutics, Inc. (a)	1,640	32,882
Pain Therapeutics, Inc. (a)	4,350	28,884
Par Pharmaceutical Cos., Inc. (a)	3,130	38,530
PetMed Express, Inc. (a)	4,750	68,590
PharMerica Corp. (a)	6,250	102,750
Pozen, Inc. (a)	2,350	16,873
Progenics Pharmaceuticals, Inc. (a)	3,410	24,859
Questcor Pharmaceuticals, Inc. (a)	2,630	16,963
Rigel Pharmaceuticals, Inc. (a)	1,540	10,765
Salix Pharmaceuticals Ltd. (a)	2,990	23,920
Savient Pharmaceuticals, Inc. (a)	7,770	43,046
Sirona Dental Systems, Inc. (a)	1,010	12,130
Valeant Pharmaceuticals International (a)	2,030	44,051
Viropharma, Inc. (a)	1,670	20,040
VIVUS, Inc. (a)	6,880	33,781
		2,064,105
Pipelines – 0.0%
Crosstex Energy, Inc.	2,660	8,831
Enbridge Energy Management LLC (a)	63	1,924
		10,755
Real Estate – 0.1%
Avatar Holdings, Inc. (a)	350	9,083
CB Richard Ellis Group, Inc. Class A (a)	5,890	21,204
Consolidated-Tomoka Land Co.	60	1,743
Forest City Enterprises, Inc. Class A	3,190	21,564
Forestar Real Estate Group, Inc. (a)	370	4,126
Jones Lang Lasalle, Inc.	1,730	40,845
		98,565
Real Estate Investment Trusts (REITS) – 2.5%
Acadia Realty Trust	340	3,968
Agree Realty Corp.	900	12,375
Alexander's, Inc.	40	7,698
Alexandria Real Estate Equities, Inc.	950	56,373
American Campus Communities, Inc.	600	12,822
Arbor Realty Trust, Inc.	500	890
Ashford Hospitality Trust	6,630	9,415

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Associated Estates Realty Corp.	780	$5,788
BioMed Realty Trust, Inc.	6,920	76,397
Brandywine Realty Trust	3,080	18,388
CapLease, Inc.	2,380	3,808
CBL & Associates Properties, Inc.	2,300	9,361
Cedar Shopping Centers, Inc.	1,420	8,705
Colonial Properties Trust	1,330	9,775
Corporate Office Properties Trust	1,840	48,539
DCT Industrial Trust, Inc.	1,600	5,840
DiamondRock Hospitality Co.	11,860	48,626
Digital Realty Trust, Inc.	510	16,269
Eastgroup Properties	1,910	58,026
Entertainment Properties Trust	3,010	68,176
Equity Lifestyle Properties, Inc.	410	15,469
Equity One, Inc.	500	7,125
Extra Space Storage, Inc.	3,690	29,926
FelCor Lodging Trust, Inc.	9,830	14,253
First Industrial Realty Trust, Inc.	6,140	33,402
First Potomac Realty Trust	640	5,299
Glimcher Realty Trust	660	1,221
Gramercy Capital Corp.	800	952
Healthcare Realty Trust, Inc.	2,220	36,652
Hersha Hospitality Trust	1,410	3,426
Highwoods Properties, Inc.	4,250	95,880
Home Properties, Inc.	2,120	76,087
Inland Real Estate Corp.	5,000	49,350
Investors Real Estate Trust	260	2,587
Kite Realty Group Trust	3,010	13,936
LaSalle Hotel Properties	2,730	22,741
Lexington Realty Trust	4,400	19,492
LTC Properties, Inc.	2,040	42,207
Medical Properties Trust, Inc.	4,180	19,019
Mid-America Apartment Communities, Inc.	2,320	68,533
National Health Investors, Inc.	500	13,025
National Retail Properties, Inc.	7,110	102,597
Nationwide Health Properties, Inc.	4,100	104,673
Omega Healthcare Investors, Inc.	6,490	94,949
Parkway Properties, Inc.	1,720	25,662
Pennsylvania Real Estate Investment Trust	3,220	14,265
Post Properties, Inc.	700	9,163
PS Business Parks, Inc.	900	38,610
Ramco-Gershenson Properties Trust	1,020	5,018
Realty Income Corp.	3,330	64,169
Saul Centers, Inc.	430	14,061
Senior Housing Properties Trust	9,090	147,076
SL Green Realty Corp.	4,070	63,940
Sovran Self Storage, Inc.	390	10,140
Strategic Hotels & Resorts, Inc.	5,280	7,234
Sunstone Hotel Investors, Inc.	5,299	22,839
Tanger Factory Outlet Centers, Inc.	840	25,452
Taubman Centers, Inc.	1,100	21,835
Universal Health Realty Income Trust	70	2,142
Urstadt Biddle Properties, Inc. Class A	170	2,514
Washington Real Estate Investment Trust	1,980	47,144
		1,875,304
Retail – 8.5%
Abercrombie & Fitch Co. Class A	2,230	39,806
Aeropostale, Inc. (a)	11,570	244,243
AFC Enterprises (a)	700	3,360
America's Car-Mart, Inc. (a)	2,680	24,361
American Eagle Outfitters, Inc.	2,010	18,110
AnnTaylor Stores Corp. (a)	26,890	132,299
Asbury Automotive Group, Inc.	8,640	30,931
AutoNation, Inc. (a)	11,390	105,699
Barnes & Noble, Inc.	9,020	148,108
bebe Stores, Inc.	8,870	50,116
Big 5 Sporting Goods Corp.	400	2,104
Big Lots, Inc. (a)	11,820	158,979
BJ's Restaurants, Inc. (a)	1,310	14,541
Blockbuster, Inc. Class A (a)	26,140	33,459
Bob Evans Farms, Inc.	9,990	175,424
Books-A-Million, Inc.	400	936
Borders Group, Inc. (a)	10,100	4,444
Brinker International, Inc.	16,020	175,739
Brown Shoe Co., Inc.	15,540	72,883
The Buckle, Inc.	8,905	188,341
California Pizza Kitchen, Inc. (a)	5,670	58,741
Casey's General Stores, Inc.	1,170	24,863
Cash America International, Inc.	7,040	128,691
Cato Corp. Class A	5,250	69,457
CEC Entertainment, Inc. (a)	6,230	145,408
Charlotte Russe Holding, Inc. (a)	4,110	21,167
Charming Shoppes, Inc. (a)	15,030	16,232
The Cheesecake Factory (a)	5,360	46,525
Chico's FAS, Inc. (a)	7,640	30,254
Children's Place (a)	9,270	174,369
Christopher & Banks Corp.	5,880	22,814
Citi Trends, Inc. (a)	5,410	51,557
CKE Restaurants, Inc.	10,710	88,893
Coach, Inc. (a)	2,290	33,434
Coldwater Creek, Inc. (a)	11,280	31,810
Collective Brands, Inc. (a)	2,100	22,407
Conn's, Inc. (a)	2,710	32,954
Copart, Inc. (a)	290	6,986
Cracker Barrel Old Country Store, Inc.	5,993	105,297
Denny's Corp. (a)	26,970	46,388
Dillard's, Inc. Class A	25,250	109,837
DineEquity, Inc.	1,930	17,061
Domino's Pizza, Inc. (a)	900	6,021
Dress Barn, Inc. (a)	18,060	155,677
Ezcorp, Inc. (a)	3,980	54,009
FGX International Holdings Ltd. (a)	520	6,448

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Finish Line, Inc. Class A	17,680	$83,980
First Cash Financial Services, Inc. (a)	4,580	77,036
Foot Locker, Inc.	6,470	47,619
Fred's, Inc. Class A	12,270	125,890
Genesco, Inc. (a)	5,440	83,776
Group 1 Automotive, Inc.	6,150	61,316
Guess?, Inc.	1,120	18,021
The Gymboree Corp. (a)	1,890	46,305
Haverty Furniture Cos., Inc.	7,570	60,711
hhgregg, Inc. (a)	330	2,673
Hibbett Sports, Inc. (a)	4,060	55,257
Hot Topic, Inc. (a)	12,920	110,337
HSN, Inc. (a)	1,910	9,073
Insight Enterprises, Inc. (a)	7,650	39,627
J. Crew Group, Inc. (a)	640	6,400
Jack in the Box, Inc. (a)	3,650	82,453
Jo-Ann Stores, Inc. (a)	8,560	109,311
Jones Apparel Group, Inc.	24,460	84,632
Kenneth Cole Productions, Inc. Class A	1,560	9,968
Krispy Kreme Doughnuts, Inc. (a)	8,140	11,315
Limited Brands, Inc.	3,140	24,869
Liz Claiborne, Inc.	44,710	98,362
Lumber Liquidators, Inc. (a)	2,080	18,450
Macy's, Inc.	2,620	23,449
Men's Wearhouse, Inc.	9,430	109,859
Movado Group, Inc.	1,600	12,288
MSC Industrial Direct Co., Inc. Class A	890	30,491
New York & Co., Inc. (a)	9,320	18,454
Nordstrom, Inc.	1,570	19,923
Nu Skin Enterprises, Inc. Class A	2,950	27,996
O' Charley's, Inc.	730	1,825
Office Depot, Inc. (a)	38,200	82,512
OfficeMax, Inc.	17,030	93,835
Pacific Sunwear of California (a)	17,040	21,300
Panera Bread Co. Class A (a)	1,770	83,155
The Pantry, Inc. (a)	6,740	112,086
Papa John's International, Inc. (a)	700	13,307
PC Connection, Inc. (a)	960	4,694
Penske Auto Group, Inc.	12,990	96,386
The PEP Boys-Manny Moe & Jack	10,400	30,056
Phillips-Van Heusen Corp.	7,080	134,662
Pier 1 Imports, Inc. (a)	2,160	756
Polo Ralph Lauren Corp.	510	20,925
RadioShack Corp.	8,720	99,931
Red Robin Gourmet Burgers, Inc. (a)	2,390	29,110
Regis Corp.	9,990	112,387
Retail Ventures, Inc. (a)	420	1,004
Ruby Tuesday, Inc. (a)	7,240	8,978
Rush Enterprises, Inc. Class A (a)	7,830	71,253
Sally Beauty Co., Inc. (a)	17,700	83,721
School Specialty, Inc. (a)	3,230	53,295
Sonic Automotive, Inc. Class A	7,870	15,976
Sonic Corp. (a)	1,980	19,285
Stage Stores, Inc.	10,310	73,716
The Steak'n Shake Co. (a)	3,160	18,075
Systemax, Inc.	4,920	49,840
Talbots, Inc.	12,330	25,030
Tractor Supply Co. (a)	7,390	249,117
Tween Brands, Inc. (a)	6,600	17,754
The Wet Seal, Inc. Class A (a)	23,860	62,275
Williams-Sonoma, Inc.	20,280	160,618
World Fuel Services Corp.	500	16,885
Zale Corp. (a)	10,480	12,995
Zumiez, Inc. (a)	3,100	22,165
		6,539,933
Savings & Loans – 0.4%
Anchor Bancorp Wisconsin, Inc.	1,410	2,848
BankFinancial Corp.	370	3,563
Dime Community Bancshares	7,120	71,556
First Niagara Financial Group, Inc.	1,070	13,974
First Place Financial Corp.	630	1,808
Flagstar Bancorp, Inc. (a)	2,180	1,308
Flushing Financial Corp.	3,880	30,730
NewAlliance Bancshares, Inc.	1,600	17,584
OceanFirst Financial Corp.	680	8,718
Provident Financial Services, Inc.	5,710	62,410
Provident New York Bancorp	4,940	46,930
TierOne Corp.	1,080	1,739
WSFS Financial Corp.	600	15,480
		278,648
Semiconductors – 6.2%
Actel Corp. (a)	6,760	60,975
Advanced Analogic Technologies, Inc. (a)	340	1,023
Advanced Micro Devices, Inc. (a)	3,610	7,906
Amkor Technology, Inc. (a)	53,060	123,099
Analog Devices, Inc.	2,550	50,949
Applied Micro Circuits Corp. (a)	14,420	57,680
Atmel Corp. (a)	76,400	255,176
ATMI, Inc. (a)	7,810	105,513
Broadcom Corp. Class A (a)	3,200	50,720
Brooks Automation, Inc. (a)	14,080	64,346
Cabot Microelectronics Corp. (a)	5,200	118,352
Cirrus Logic, Inc. (a)	15,370	43,343
Cohu, Inc.	2,780	27,744
Conexant Systems, Inc. (a)	2,400	1,584
Day4 Energy, Inc.	11,000	5,960
Diodes, Inc. (a)	400	2,592
DSP Group, Inc. (a)	2,570	16,731
Emulex Corp. (a)	27,500	157,025
Entegris, Inc. (a)	41,490	57,671
Exar Corp. (a)	5,480	37,100
Fairchild Semiconductor International, Inc. (a)	37,410	170,215
Integrated Device Technology, Inc. (a)	43,660	250,608
Intellon Corp. (a)	2,300	8,165
International Rectifier Corp. (a)	4,940	67,283
Intersil Corp. Class A	11,060	102,969

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
IXYS Corp.	2,860	$19,591
KLA-Tencor Corp.	1,340	26,854
Kulicke & Soffa Industries, Inc. (a)	2,740	4,192
Lattice Semiconductor Corp. (a)	28,770	44,306
LSI Corp. (a)	26,940	85,669
Marvell Technology Group Ltd. (a)	7,920	57,737
Mattson Technology, Inc. (a)	1,460	1,431
MEMC Electronic Materials, Inc. (a)	3,060	41,616
Micrel, Inc.	17,350	131,860
Microtune, Inc. (a)	2,100	3,591
MKS Instruments, Inc. (a)	13,660	191,923
Monolithic Power Systems, Inc. (a)	8,070	98,050
National Semiconductor Corp.	1,940	19,672
Netlogic Microsystems, Inc. (a)	4,480	95,021
Novellus Systems, Inc. (a)	9,600	132,384
Nvidia Corp. (a)	4,200	33,390
Omnivision Technologies, Inc. (a)	9,890	66,164
ON Semiconductor Corp. (a)	9,670	40,324
Pericom Semiconductor Corp. (a)	9,460	58,368
PMC-Sierra, Inc. (a)	38,740	188,664
QLogic Corp. (a)	19,880	225,042
Rudolph Technologies, Inc. (a)	730	2,051
Semtech Corp. (a)	14,980	176,015
Silicon Image, Inc. (a)	25,090	92,080
Silicon Laboratories, Inc. (a)	6,780	156,143
Skyworks Solutions, Inc. (a)	32,600	140,832
Standard Microsystems Corp. (a)	3,830	53,046
Supertex, Inc. (a)	2,840	64,440
Techwell, Inc. (a)	850	4,803
Teradyne, Inc. (a)	44,210	212,650
Tessera Technologies, Inc. (a)	650	7,644
TriQuint Semiconductor, Inc. (a)	10,770	21,755
Ultra Clean Holdings, Inc. (a)	550	616
Ultratech, Inc. (a)	6,580	73,696
Varian Semiconductor Equipment Associates, Inc. (a)	5,400	102,816
Veeco Instruments, Inc. (a)	10,270	49,604
Verigy Ltd. (a)	7,100	59,001
Volterra Semiconductor Corp. (a)	8,660	60,620
Zoran Corp. (a)	5,450	32,373
		4,720,763
Software – 3.6%
Actuate Corp. (a)	347	1,235
Acxiom Corp.	22,570	214,641
Advent Software, Inc. (a)	980	21,393
Allscripts Heathcare Solutions, Inc.	4,890	41,174
American Reprographics Co. (a)	7,250	44,080
ArcSight, Inc. (a)	250	2,323
Aspen Technology, Inc. (a)	13,400	89,780
athenahealth, Inc. (a)	260	9,381
Autodesk, Inc. (a)	2,560	42,394
Avid Technology, Inc. (a)	6,560	65,666
Blackbaud, Inc.	1,060	11,798
Bottomline Technologies, Inc. (a)	1,300	8,684
Commvault Systems, Inc. (a)	930	12,341
Computer Programs & Systems, Inc.	1,010	25,381
Compuware Corp. (a)	9,190	59,735
CSG Systems International, Inc. (a)	10,380	150,510
DemandTec, Inc. (a)	400	2,680
Digi International, Inc. (a)	2,180	16,568
Double-Take Software, Inc. (a)	840	6,359
EPIQ Systems, Inc. (a)	3,960	70,171
Fair Isaac Corp.	14,640	185,928
FalconStor Software, Inc. (a)	1,680	5,359
IMS Health, Inc.	660	9,583
infoGROUP, Inc.	2,280	8,413
Interactive Intelligence, Inc. (a)	1,670	11,473
JDA Software Group, Inc. (a)	7,980	89,376
Lawson Software, Inc. (a)	4,460	18,821
MicroStrategy, Inc. Class A (a)	2,370	91,719
MSC Software Corp. (a)	1,610	9,370
Noah Education Holdings Ltd. ADR (Cayman Islands)	2,630	7,522
Nuance Communications, Inc. (a)	590	5,817
Omnicell, Inc. (a)	3,350	26,163
Open Text Corp. (a)	5,030	176,201
Parametric Technology Corp. (a)	16,960	152,640
Pegasystems, Inc.	1,280	17,370
Phoenix Technologies Ltd. (a)	480	1,238
Progress Software Corp. (a)	4,250	72,505
PROS Holdings, Inc. (a)	400	2,404
Quest Software, Inc. (a)	14,030	174,954
Renaissance Learning, Inc.	50	362
RightNow Technologies, Inc. (a)	6,580	38,427
Schawk, Inc. Class A	3,930	31,990
Seachange International, Inc. (a)	4,910	29,067
SEI Investments Co.	400	5,068
Smith Micro Software, Inc. (a)	2,220	11,766
Solera Holdings, Inc. (a)	430	10,359
Soundbite Communications, Inc. (a)	2,200	3,476
SPSS, Inc. (a)	3,150	80,892
Sybase, Inc. (a)	1,760	48,066
Synchronoss Technologies, Inc. (a)	3,280	27,913
SYNNEX Corp. (a)	7,820	120,037
Take Two Interactive Software, Inc.	10,300	72,306
Taleo Corp. Class A (a)	4,100	34,563
THE9 Ltd. ADR (Cayman Islands)	390	5,897
Tyler Technologies, Inc. (a)	6,000	75,540
The Ultimate Software Group, Inc. (a)	1,090	15,009

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Wind River Systems, Inc. (a)	20,290	$161,711
		2,735,599
Telecommunications – 5.0%
3Com Corp. (a)	47,020	109,557
Acme Packet, Inc. (a)	3,860	16,984
Adaptec, Inc. (a)	18,060	50,387
ADTRAN, Inc.	8,660	131,199
Alaska Communications Systems Group, Inc.	4,500	37,575
Anixter International, Inc. (a)	3,820	103,064
Applied Signal Technology, Inc.	140	2,456
Atheros Communications, Inc. (a)	3,640	43,716
Atlantic Tele-Network, Inc.	2,370	50,955
BigBand Networks, Inc. (a)	2,820	14,241
Black Box Corp.	2,360	51,519
Cbeyond, Inc. (a)	3,110	48,951
Centennial Communications Corp. (a)	25,110	205,400
Ciena Corp. (a)	17,280	107,827
Cincinnati Bell, Inc. (a)	62,720	87,181
CommScope, Inc. (a)	8,150	117,523
Comtech Telecommunications (a)	910	35,308
EchoStar Corp. (a)	1,290	19,427
Embarq Corp.	2,400	85,728
EMS Technologies, Inc. (a)	3,200	76,800
Extreme Networks (a)	3,122	5,526
Finisar Corp. (a)	14,490	7,390
General Communication, Inc. Class A (a)	2,330	15,308
Global Crossing Ltd. (a)	2,980	18,297
Harris Stratex Networks, Inc. Class A (a)	1,540	10,626
Hughes Communications, Inc. (a)	610	7,363
Hypercom Corp. (a)	260	395
ICO Global Communications Holdings Ltd. (a)	1,190	702
InterDigital, Inc. (a)	5,320	171,996
Iowa Telecommunications Services, Inc.	6,990	89,821
iPCS, Inc. (a)	2,540	12,598
Ixia (a)	9,110	48,465
JDS Uniphase Corp. (a)	51,860	188,252
Knology, Inc. (a)	2,390	11,233
Loral Space & Communications, Inc. (a)	60	793
Mastec, Inc. (a)	12,570	133,619
Netgear, Inc. (a)	2,380	26,466
NeuStar, Inc. Class A (a)	6,140	83,627
NII Holdings, Inc. (a)	1,210	23,474
NTELOS Holdings Corp.	8,220	177,881
Oplink Communications, Inc. (a)	1,000	7,070
PAETEC Holding Corp. (a)	1,340	1,809
Parkervision, Inc. (a)	2,290	4,099
Plantronics, Inc.	17,050	173,057
Polycom, Inc. (a)	4,790	67,300
Powerwave Technologies, Inc. (a)	33,220	14,949
Premiere Global Services, Inc. (a)	21,930	212,502
Qwest Communications International, Inc.	12,400	39,928
RCN Corp. (a)	480	1,766
RF Micro Devices, Inc. (a)	39,580	42,746
SAVVIS, Inc. (a)	350	2,233
ShoreTel, Inc. (a)	1,840	7,323
Sonus Networks, Inc. (a)	4,810	6,349
Starent Networks Corp. (a)	1,160	17,052
Switch and Data Facilities Co., Inc. (a)	1,420	9,770
Symmetricom, Inc. (a)	760	2,820
Syniverse Holdings, Inc. (a)	8,800	119,328
Tekelec (a)	10,370	128,795
Telephone & Data Systems, Inc.	590	18,001
Tellabs, Inc. (a)	47,810	197,455
TW Telecom, Inc. (a)	22,240	170,136
US Cellular Corp. (a)	950	39,853
USA Mobility, Inc. (a)	4,800	50,736
UTStarcom, Inc. (a)	17,790	26,151
Viasat, Inc. (a)	3,070	68,031
		3,858,889
Textiles – 0.2%
G&K Services, Inc. Class A	3,310	61,069
UniFirst Corp.	2,240	58,778
		119,847
Toys, Games & Hobbies – 0.2%
JAKKS Pacific, Inc. (a)	5,790	106,189
Leapfrog Enterprises, Inc. (a)	10,230	20,562
RC2 Corp. (a)	1,989	11,556
		138,307
Transportation – 1.9%
ABX Holdings, Inc. (a)	1,500	360
Alexander & Baldwin, Inc.	410	9,036
American Commercial Lines, Inc. (a)	10,360	41,854
Arkansas Best Corp.	7,270	170,045
Atlas Air Worldwide Holdings, Inc. (a)	4,340	62,974
CAI International, Inc. (a)	4,510	10,148
Celadon Group, Inc. (a)	2,040	15,953
DHT Maritime, Inc.	310	1,925
Excel Maritime Carriers Ltd.	2,600	17,160
Frontline Ltd.	560	15,966
Genco Shipping & Trading Ltd.	7,180	111,650
General Maritime Corp.	5,948	63,168
Gulfmark Offshore, Inc. (a)	3,820	91,451
Horizon Lines, Inc.	1,700	5,848
Hub Group, Inc. Class A (a)	1,270	28,829
Kirby Corp. (a)	1,680	40,286
Knightsbridge Tankers Ltd.	4,250	64,175
Marten Transport Ltd. (a)	5,110	90,243
Overseas Shipholding Group, Inc.	2,670	95,319
Pacer International, Inc.	12,450	107,070
Safe Bulkers, Inc.	8,040	51,134
Star Bulk Carriers Corp.	7,787	17,131
TBS International Ltd. (a)	7,570	74,489
Teekay Tankers Ltd. Class A	3,710	43,518

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ultrapetrol Bahamas Ltd. (a)	300	$684
UTI Worldwide, Inc.	530	5,809
Werner Enterprises, Inc.	11,570	173,550
YRC Worldwide, Inc. (a)	18,630	53,654
		1,463,429
Trucking & Leasing – 0.2%
AMERCO (a)	550	16,912
GATX Corp.	2,950	71,095
Greenbrier Cos., Inc.	800	4,440
TAL International Group, Inc.	1,370	14,358
Textainer Group Holdings Ltd.	1,810	15,729
		122,534
Water – 0.1%
Cascal NV	6,100	27,755
Pico Holdings, Inc. (a)	600	15,252
SJW Corp.	2,130	57,276
		100,283
TOTAL COMMON STOCK (Cost $122,973,748)		76,024,528
TOTAL EQUITIES (Cost $122,973,748)		76,024,528
WARRANTS – 0.0%
Mining – 0.0%
Redcorp Ventures Ltd. Expires 7/10/09, Strike 0.65 (b)	44,800	181

TOTAL WARRANTS (Cost $0)		181
TOTAL LONG-TERM INVESTMENTS (Cost $122,973,748)		76,024,709
	Principal Amount
SHORT-TERM INVESTMENTS – 0.6%
Repurchase Agreement – 0.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/30/09, 0.050%, due 2/02/09 (c)	$426,780	426,780
TOTAL SHORT-TERM INVESTMENTS (Cost $426,780)		426,780
TOTAL INVESTMENTS – 100.0% (Cost $123,400,528) (d)		76,451,489
Other Assets/ (Liabilities) — 0.0%		19,639
NET ASSETS – 100.0%		$76,471,128

Notes to Portfolio of Investments
ADR	- American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $426,781. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/15/24, and an aggregate market value, including accrued interest, of $436,327.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments

January 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.3%
COMMON STOCK — 99.3%
Advertising – 0.2%
Clear Channel Outdoor Holdings, Inc. Class A (a)	8,000	$41,440
Gaiam, Inc. Class A (a)	2,200	7,854
Harte-Hanks, Inc.	8,800	55,440
inVentiv Health, Inc. (a)	5,500	52,470
Lamar Advertising Co. Class A (a)	11,400	102,714
Marchex, Inc. Class B	9,400	47,094
		307,012
Aerospace & Defense – 1.1%
Aerovironment, Inc. (a)	2,400	88,944
Argon ST, Inc. (a)	3,300	63,162
BE Aerospace, Inc. (a)	25,300	244,651
Cubic Corp.	9,100	247,156
Ducommun, Inc.	7,800	147,732
Esterline Technologies Corp. (a)	10,800	389,772
GenCorp, Inc. (a)	14,300	41,470
Goodrich Corp.	1,600	61,856
Herley Industries, Inc. (a)	700	7,798
Triumph Group, Inc.	5,700	258,096
		1,550,637
Agriculture – 0.2%
Agria Corp. Sponsored ADR (Cayman Islands) (a)	300	366
Bunge Ltd.	500	21,470
The Andersons, Inc.	400	6,556
Universal Corp.	8,200	250,756
		279,148
Airlines – 0.7%
Continental Airlines, Inc. Class B (a)	6,000	80,820
Hawaiian Holdings, Inc. (a)	22,200	90,354
Republic Airways Holdings, Inc. (a)	18,100	148,239
SkyWest, Inc.	18,300	286,395
UAL Corp. (a)	18,700	176,528
US Airways Group, Inc. (a)	40,600	230,202
		1,012,538
Apparel – 1.1%
American Apparel, Inc. (a)	3,000	6,090
Carter's, Inc. (a)	1,600	27,184
Crocs, Inc. (a)	9,700	11,640
K-Swiss, Inc. Class A	1,800	19,296
Maidenform Brands, Inc. (a)	6,800	60,860
Oxford Industries, Inc.	6,400	42,624
Perry Ellis International, Inc. (a)	9,500	36,480
Quiksilver, Inc. (a)	66,100	138,810
Skechers U.S.A., Inc. Class A (a)	3,300	32,868
Steven Madden Ltd. (a)	8,900	154,682
Timberland Co. Class A (a)	18,400	202,216
True Religion Apparel, Inc. (a)	7,900	90,139
Unifi, Inc. (a)	14,800	27,232
Volcom, Inc. (a)	700	5,803
The Warnaco Group, Inc. (a)	18,700	423,368
Wolverine World Wide, Inc.	15,804	286,685
		1,565,977
Auto Manufacturers – 0.3%
Navistar International Corp. (a)	2,500	75,925
Oshkosh Corp.	36,600	264,252
Wabash National Corp.	10,300	29,046
		369,223
Automotive & Parts – 1.1%
American Axle & Manufacturing Holdings, Inc.	36,300	39,567
Amerigon, Inc. (a)	800	2,744
ArvinMeritor, Inc.	37,200	65,100
ATC Technology Corp. (a)	6,536	85,295
Autoliv, Inc.	14,700	270,333
Commercial Vehicle Group, Inc. (a)	1,000	1,000
Cooper Tire & Rubber Co.	29,700	138,699
Exide Technologies (a)	10,800	39,204
Fuel Systems Solutions, Inc. (a)	162	4,235
The Goodyear Tire & Rubber Co. (a)	15,200	93,784
Lear Corp. (a)	37,487	34,113
Modine Manufacturing Co.	7,100	19,454
Superior Industries International, Inc.	8,200	84,214
Tenneco, Inc. (a)	38,348	70,560
Titan International, Inc.	23,125	179,450
TRW Automotive Holdings Corp. (a)	43,000	132,870
WABCO Holdings, Inc.	16,300	243,685
		1,504,307
Banks – 3.5%
1st Source Corp.	800	14,240
Amcore Financial, Inc.	1,700	2,363
BancFirst Corp.	1,000	35,620
Banco Latinoamericano de Exportaciones SA Class E	3,300	34,617
Bank Mutual Corp.	8,500	75,055
Boston Private Financial Holdings, Inc.	10,200	48,042
Capitol Bancorp Ltd.	700	4,207
Cascade Bancorp	1,800	4,212
Cathay General Bancorp	6,700	85,090
Centennial Bank Holdings, Inc. (a)	2,900	4,408
Central Pacific Financial Corp.	13,500	90,855
Chemical Financial Corp.	2,700	61,560
Citizens Republic Bancorp, Inc. (a)	11,100	12,765
City Bank	1,100	3,465
City Holding Co.	5,375	138,191
CoBiz Financial, Inc.	2,400	11,400
The Colonial BancGroup, Inc.	40,300	31,837
Columbia Banking System, Inc.	2,000	17,800
Community Bank System, Inc.	8,900	159,755
Community Trust Bancorp, Inc.	3,500	97,895
Corus Bankshares, Inc.	1,000	1,110
East West Bancorp, Inc.	19,700	186,953

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Encore Bancshares, Inc. (a)	2,300	$10,373
F.N.B. Corp.	900	7,119
First Community Bancshares, Inc.	1,500	25,815
First Financial Bancorp	4,000	32,480
First Financial Bankshares, Inc.	600	26,634
First Horizon National Corp.	36,679	349,181
First Merchants Corp.	4,600	72,128
First Midwest Bancorp, Inc.	7,700	77,000
FirstMerit Corp.	1,900	30,723
Frontier Financial Corp.	14,100	24,957
Glacier Bancorp, Inc.	600	9,210
Green Bankshares, Inc.	1,913	18,919
Hancock Holding Co.	700	19,159
Hanmi Financial Corp.	4,200	8,022
Huntington Bancshares, Inc.	11,300	32,544
IBERIABANK Corp.	1,300	55,107
Independent Bank Corp.	1,200	22,248
International Bancshares Corp.	4,200	76,524
MainSource Financial Group, Inc.	2,200	21,494
MB Financial, Inc.	1,300	21,242
National Penn Bancshares, Inc.	20,500	198,440
NBT Bancorp, Inc.	4,337	99,057
Old National Bancorp	8,100	103,113
Old Second Bancorp, Inc.	200	1,788
Oriental Financial Group, Inc.	8,200	41,410
Pacific Capital Bancorp	23,100	245,091
PacWest Bancorp	8,900	150,499
Park National Corp.	700	37,975
Popular, Inc.	41,400	113,436
Porter Bancorp, Inc.	735	9,004
Prosperity Bancshares, Inc.	2,100	56,805
Provident Bankshares Corp.	19,600	125,832
Regions Financial Corp.	15,500	53,630
Renasant Corp.	2,000	24,220
Republic Bancorp, Inc. Class A	1,400	25,200
Sandy Spring Bancorp, Inc.	1,800	25,416
Santander BanCorp	2,200	18,304
Signature Bank (a)	1,300	33,397
Simmons First National Corp. Class A	2,500	61,600
The South Financial Group, Inc.	19,200	36,096
Southside Bancshares, Inc.	2,100	39,942
Southwest Bancorp, Inc.	100	1,048
Sterling Bancorp	8,800	96,976
Sterling Financial Corp.	9,400	17,390
Susquehanna Bancshares, Inc.	27,300	300,300
Tompkins Financial Corp.	2,300	115,345
TowneBank	200	4,168
Trustco Bank Corp. NY	800	5,360
Trustmark Corp.	1,400	28,420
UCBH Holdings, Inc.	21,700	50,561
UMB Financial Corp.	1,200	46,488
Umpqua Holdings Corp.	6,300	61,740
United Bankshares, Inc.	1,300	27,287
United Community Banks	9,552	49,193
Webster Financial Corp.	22,300	93,214
WesBanco, Inc.	4,700	97,102
West Coast Bancorp	1,100	3,267
Westamerica Bancorp	1,000	42,730
Western Alliance Bancorp (a)	4,100	31,201
Whitney Holding Corp.	9,700	126,003
Wintrust Financial Corp.	6,300	84,231
		4,844,598
Beverages – 0.0%
Boston Beer Co., Inc. Class A (a)	1,636	41,293
Coca-Cola Bottling Co. Consolidated	100	4,495
Peet's Coffee & Tea, Inc. (a)	1,000	20,320
		66,108
Biotechnology – 1.2%
Acorda Therapeutics, Inc. (a)	2,700	66,231
Alexion Pharmaceuticals, Inc. (a)	3,000	110,610
American Oriental Bioengineering, Inc. (a)	39,900	199,500
Arqule, Inc. (a)	500	1,975
Avant Immunotherapeutics, Inc. (a)	2,600	19,318
Bio-Rad Laboratories, Inc. Class A (a)	1,100	69,894
BioMimetic Therapeutics, Inc. (a)	1,200	9,684
CryoLife, Inc. (a)	11,000	90,640
Dendreon Corp. (a)	12,500	42,125
Enzo Biochem, Inc. (a)	1,700	8,313
Enzon Pharmaceuticals, Inc. (a)	18,500	120,435
Facet Biotech Corp. (a)	6,120	37,210
Geron Corp. (a)	6,900	54,096
GTx, Inc. (a)	3,100	34,224
Halozyme Therapeutics, Inc. (a)	1,100	6,347
Human Genome Sciences, Inc. (a)	23,400	42,354
Immunogen, Inc. (a)	500	2,085
Incyte Corp. (a)	15,500	45,415
InterMune, Inc. (a)	1,500	17,160
Ligand Pharmaceuticals, Inc. Class B (a)	2,200	4,664
Martek Biosciences Corp.	4,900	129,605
Momenta Pharmaceuticals, Inc. (a)	11,100	120,213
Myriad Genetics, Inc. (a)	2,600	193,882
NPS Pharmaceuticals, Inc. (a)	2,900	18,096
PDL BioPharma, Inc.	29,500	189,390
RXi Pharmaceuticals Corp. (a)	1,031	4,856
Sequenom, Inc. (a)	2,900	64,264
Zymogenetics, Inc. (a)	2,800	11,900
		1,714,486
Building Materials – 1.1%
Aaon, Inc.	7,550	136,806
Apogee Enterprises, Inc.	11,400	116,850
Armstrong World Industries, Inc.	7,100	117,718
Comfort Systems USA, Inc.	22,088	225,960
Drew Industries, Inc. (a)	8,900	76,718
Gibraltar Industries, Inc.	15,600	159,588

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Interline Brands, Inc. (a)	2,600	$20,800
Lennox International, Inc.	1,400	39,354
Louisiana-Pacific Corp.	21,400	44,512
LSI Industries, Inc.	3,800	17,290
NCI Building Systems, Inc. (a)	12,700	147,193
Quanex Building Products Corp.	18,311	155,461
Trex Co., Inc. (a)	8,000	118,320
Universal Forest Products, Inc.	8,200	172,200
		1,548,770
Chemicals – 2.2%
A. Schulman, Inc.	10,172	154,106
American Vanguard Corp.	1,700	24,157
Ashland, Inc.	31,678	254,058
Balchem Corp.	2,700	60,291
Cabot Corp.	2,100	28,056
Celanese Corp. Class A	1,100	11,715
CF Industries Holdings, Inc.	1,500	70,500
Chemtura Corp.	107,500	80,625
Cytec Industries, Inc.	4,000	81,760
Eastman Chemical Co.	1,100	28,545
Ferro Corp.	19,500	77,220
H.B. Fuller Co.	18,700	261,239
ICO, Inc. (a)	8,842	23,431
Innophos Holdings, Inc.	9,200	139,196
Innospec, Inc.	9,500	46,265
Landec Corp. (a)	5,400	29,700
Minerals Technologies, Inc.	4,500	170,145
NewMarket Corp.	4,600	144,900
Nova Chemicals Corp.	28,500	51,015
Olin Corp.	17,900	251,495
OM Group, Inc. (a)	8,950	173,451
Penford Corp.	400	3,464
PolyOne Corp. (a)	37,928	77,752
Quaker Chemical Corp.	4,000	45,640
Rockwood Holdings, Inc. (a)	11,200	84,112
ShengdaTech, Inc. (a)	1,500	4,455
Spartech Corp.	10,200	32,334
Stepan Co.	2,700	99,063
Symyx Technologies (a)	1,800	8,640
Terra Industries, Inc.	8,200	167,936
Valhi, Inc.	300	4,455
The Valspar Corp.	7,000	121,450
W.R. Grace & Co. (a)	2,200	12,694
Zep, Inc.	10,042	110,362
Zoltek Cos., Inc. (a)	6,000	42,480
		2,976,707
Coal – 0.5%
Alpha Natural Resources, Inc. (a)	3,400	55,488
Foundation Coal Holdings, Inc.	23,900	387,658
International Coal Group, Inc. (a)	6,700	16,214
Massey Energy Co.	8,400	127,512
Walter Industries, Inc.	5,200	95,888
Westmoreland Coal Co. (a)	1,000	9,150
		691,910
Commercial Services – 6.6%
Administaff, Inc.	13,529	285,327
Advance America Cash Advance Centers, Inc.	900	1,269
The Advisory Board Co. (a)	500	8,750
Albany Molecular Research, Inc. (a)	9,900	84,843
AMN Healthcare Services, Inc. (a)	9,300	63,240
Arbitron, Inc.	2,000	30,040
Avis Budget Group, Inc. (a)	59,600	41,124
Bowne & Co., Inc.	11,132	31,170
Career Education Corp. (a)	10,600	231,080
CBIZ, Inc. (a)	23,200	188,616
CDI Corp.	12,250	131,320
Cenveo, Inc. (a)	11,100	43,845
Chemed Corp.	4,500	180,585
Coinstar, Inc. (a)	800	18,384
Consolidated Graphics, Inc. (a)	7,378	118,860
Convergys Corp. (a)	58,193	438,193
Cornell Cos., Inc. (a)	6,600	100,716
The Corporate Executive Board Co.	6,100	123,220
Corvel Corp. (a)	1,500	26,460
CoStar Group, Inc. (a)	4,100	121,442
CRA International, Inc. (a)	5,500	115,555
Cross Country Healthcare, Inc. (a)	6,500	48,685
Deluxe Corp.	31,700	365,501
Dollar Financial Corp. (a)	800	6,280
Donnelley (R.R.) & Sons Co.	9,800	95,648
DynCorp International, Inc. (a)	8,900	133,856
Electro Rent Corp.	100	1,060
Equifax, Inc.	1,900	46,968
Euronet Worldwide, Inc. (a)	2,700	27,135
Exlservice Holdings, Inc. (a)	3,300	26,235
Exponent, Inc. (a)	8,400	205,968
First Advantage Corp. Class A (a)	3,741	47,660
Forrester Research, Inc. (a)	4,829	100,830
Gartner, Inc. (a)	6,510	92,182
Global Cash Access Holdings, Inc. (a)	14,400	39,024
H&E Equipment Services, Inc. (a)	6,600	44,022
The Hackett Group, Inc. (a)	1,000	2,810
Healthspring, Inc. (a)	17,500	304,850
Heartland Payment Systems, Inc.	3,400	30,838
Heidrick & Struggles International, Inc.	6,800	103,360
Hertz Global Holdings, Inc. (a)	18,000	91,080
Hewitt Associates, Inc. Class A (a)	2,500	70,950
Hill International, Inc. (a)	10,500	57,750
HMS Holdings Corp. (a)	700	21,665
Hudson Highland Group, Inc. (a)	7,900	19,434
ICF International, Inc. (a)	4,500	106,785
Integrated Electrical Services, Inc. (a)	4,200	34,734
Kelly Services, Inc. Class A	9,600	86,976
Kendle International, Inc. (a)	900	17,190
Kenexa Corp. (a)	5,700	38,703
Kforce, Inc. (a)	5,600	35,000
Korn/Ferry International (a)	26,176	246,054
Landauer, Inc.	3,400	233,172
Live Nation, Inc. (a)	3,800	19,874
Manpower, Inc.	2,780	79,119
Maximus, Inc.	1,200	44,592
McGrath Rentcorp	3,300	69,201

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Monro Muffler Brake, Inc.	1,300	$31,551
Monster Worldwide, Inc. (a)	33,400	307,614
MPS Group, Inc. (a)	52,269	316,227
Net 1 UEPS Technologies, Inc. (a)	19,800	265,914
On Assignment, Inc. (a)	9,000	41,670
PAREXEL International Corp. (a)	13,500	133,515
PHH Corp. (a)	22,611	249,852
Pre-Paid Legal Services, Inc. (a)	1,800	60,516
PRG-Schultz International, Inc. (a)	300	939
The Providence Service Corp. (a)	1,200	2,580
Rent-A-Center, Inc. (a)	25,700	381,645
Resources Connection, Inc. (a)	20,400	295,188
RSC Holdings, Inc. (a)	3,100	22,010
Service Corp. International	9,900	45,045
Spherion Corp. (a)	13,508	19,316
Standard Parking Corp. (a)	1,600	30,624
Steiner Leisure Ltd. (a)	6,101	152,098
Stewart Enterprises, Inc. Class A	26,100	89,262
Team, Inc. (a)	4,769	94,188
TeleTech Holdings, Inc. (a)	21,100	170,699
Ticketmaster (a)	5,140	30,583
Total System Services, Inc.	2,800	35,448
Tree.com, Inc. (a)	390	1,548
TrueBlue, Inc. (a)	27,079	230,171
United Rentals, Inc. (a)	38,088	212,531
Universal Technical Institute, Inc. (a)	4,900	85,897
Valassis Communications, Inc. (a)	2,400	3,072
Viad Corp.	9,393	208,806
VistaPrint Ltd. (a)	3,200	73,280
Wright Express Corp. (a)	3,200	37,312
		9,008,331
Computers – 2.8%
3D Systems Corp. (a)	200	1,200
3PAR, Inc. (a)	7,000	59,430
Agilysys, Inc.	1,200	4,284
Brocade Communications Systems, Inc. (a)	91,100	347,091
Cadence Design Systems, Inc. (a)	68,917	260,506
Ciber, Inc. (a)	35,345	154,104
Compellent Technologies, Inc. (a)	900	10,890
Computer Sciences Corp. (a)	1,500	55,260
COMSYS IT Partners, Inc. (a)	2,600	5,200
DST Systems, Inc. (a)	1,200	38,124
Electronics for Imaging, Inc. (a)	18,700	166,243
Furmanite Corp. (a)	2,000	7,440
Hutchinson Technology, Inc. (a)	4,100	12,997
iGate Corp. (a)	8,100	33,129
Imation Corp.	11,400	111,036
Integral Systems, Inc. (a)	9,300	101,649
Jack Henry & Associates, Inc.	1,800	32,040
Lexmark International, Inc. Class A (a)	3,200	75,776
Manhattan Associates, Inc. (a)	12,000	184,080
Mastech Holdings, Inc. (a)	146	273
Mentor Graphics Corp. (a)	22,600	105,316
MICROS Systems, Inc. (a)	6,800	97,920
MTS Systems Corp.	5,053	132,338
NCR Corp. (a)	4,900	61,495
Ness Technologies, Inc. (a)	5,000	19,850
NetApp, Inc. (a)	1,300	19,279
Netezza Corp. (a)	12,600	76,482
Netscout Systems, Inc. (a)	7,000	99,540
Palm, Inc. (a)	14,500	111,215
Perot Systems Corp. Class A (a)	21,200	275,388
Rackable Systems, Inc. (a)	2,600	10,218
Radiant Systems, Inc. (a)	9,100	31,486
RadiSys Corp. (a)	200	946
Seagate Technology	23,000	87,170
Silicon Storage Technology, Inc. (a)	15,500	31,775
STEC, Inc. (a)	23,200	103,936
Stratasys, Inc. (a)	1,100	11,781
Sun Microsystems, Inc. (a)	15,800	65,728
SYKES Enterprises, Inc. (a)	4,957	82,832
Synaptics, Inc. (a)	14,500	341,765
Synopsys, Inc. (a)	2,300	42,550
Syntel, Inc.	1,500	32,325
Teradata Corp. (a)	2,500	32,825
Unisys Corp. (a)	64,700	48,525
Western Digital Corp. (a)	17,400	255,432
Xyratex Ltd. (a)	3,800	6,574
		3,845,443
Cosmetics & Personal Care – 0.1%
Bare Escentuals, Inc. (a)	13,500	49,005
Elizabeth Arden, Inc. (a)	6,500	37,895
Inter Parfums, Inc.	7,000	42,280
Revlon, Inc. Class A (a)	500	2,955
		132,135
Distribution & Wholesale – 1.1%
Beacon Roofing Supply, Inc. (a)	9,600	122,208
BlueLinx Holdings, Inc. (a)	1,000	2,380
Brightpoint, Inc. (a)	14,700	68,796
Chindex International, Inc. (a)	1,300	7,839
Core-Mark Holding Co., Inc. (a)	1,200	22,008
Houston Wire & Cable Co.	10,400	74,360
Ingram Micro, Inc. Class A (a)	6,100	74,847
Owens & Minor, Inc.	800	31,816
Pool Corp.	2,200	34,870
ScanSource, Inc. (a)	6,600	123,552
Tech Data Corp. (a)	14,400	260,784
United Stationers, Inc. (a)	6,360	178,144
Watsco, Inc.	800	26,440
WESCO International, Inc. (a)	22,900	421,818
		1,449,862
Diversified Financial – 2.1%
Advanta Corp. Class B	9,992	7,794

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Affiliated Managers Group, Inc. (a)	1,200	$48,228
AmeriCredit Corp. (a)	33,600	158,256
Ameriprise Financial, Inc.	3,200	64,480
Asset Acceptance Capital Corp. (a)	6,000	25,140
BGC Partners, Inc. Class A	1,800	4,338
CIT Group, Inc.	36,900	102,951
Cohen & Steers, Inc.	1,700	18,360
Discover Financial Services	10,100	72,215
Doral Financial Corp. (a)	200	1,022
E*Trade Financial Corp. (a)	118,000	134,520
Encore Capital Group, Inc. (a)	1,200	6,312
Financial Federal Corp.	9,700	210,684
The First Marblehead Corp. (a)	11,400	13,110
GAMCO Investors, Inc. Class A	2,000	62,480
GFI Group, Inc.	2,200	6,908
Interactive Brokers Group, Inc. (a)	9,900	151,173
Investment Technology Group, Inc. (a)	3,300	71,544
Janus Capital Group, Inc.	17,100	89,775
KBW, Inc. (a)	2,500	46,950
Knight Capital Group, Inc. Class A (a)	10,300	185,709
LaBranche & Co., Inc. (a)	32,000	219,520
Legg Mason, Inc.	2,200	35,332
MarketAxess Holdings, Inc. (a)	4,300	33,196
National Financial Partners Corp.	8,400	21,588
Nelnet, Inc. Class A	5,000	69,100
NewStar Financial, Inc. (a)	900	2,664
NYSE Euronext	2,600	57,200
Ocwen Financial Corp. (a)	13,800	122,820
Penson Worldwide, Inc. (a)	5,900	35,282
Piper Jaffray Cos. (a)	5,400	155,034
Sanders Morris Harris Group, Inc.	1,500	6,240
Stifel Financial Corp. (a)	6,100	213,744
Student Loan Corp.	400	18,776
SWS Group, Inc.	14,446	211,634
Thomas Weisel Partners Group, Inc. (a)	1,300	4,017
TradeStation Group, Inc. (a)	3,700	20,387
US Global Investors, Inc. Class A	300	1,497
Virtus Investment Partners, Inc. (a)	1,149	6,963
Waddell & Reed Financial, Inc. Class A	5,200	73,424
World Acceptance Corp. (a)	7,800	149,370
		2,939,737
Electric – 0.3%
Avista Corp.	8,000	152,320
CH Energy Group, Inc.	2,500	126,450
Mirant Corp. (a)	2,700	46,359
Pike Electric Corp. (a)	8,900	100,125
		425,254
Electrical Components & Equipment – 1.2%
Advanced Battery Technologies, Inc. (a)	1,900	4,864
Advanced Energy Industries, Inc. (a)	17,776	159,628
Belden, Inc.	21,759	284,172
C&D Technologies, Inc. (a)	5,200	15,496
Encore Wire Corp.	11,300	186,563
EnerSys (a)	3,100	28,241
Fushi Copperweld, Inc. (a)	600	2,814
Graftech International Ltd. (a)	58,900	471,789
Graham Corp.	3,300	32,868
Hubbell, Inc. Class B	1,000	31,000
Insteel Industries, Inc.	13,700	105,490
Littelfuse, Inc. (a)	7,969	121,926
Molex, Inc.	5,200	69,524
Powell Industries, Inc. (a)	4,900	117,012
Universal Display Corp. (a)	700	5,341
Valence Technology, Inc. (a)	13,100	22,794
Vicor Corp.	4,401	20,773
		1,680,295
Electronics – 3.0%
Agilent Technologies, Inc. (a)	6,900	124,752
American Science & Engineering, Inc.	400	31,200
Amphenol Corp. Class A	4,000	104,600
Analogic Corp.	7,900	197,500
Arrow Electronics, Inc. (a)	12,200	232,654
Avnet, Inc. (a)	800	15,856
Axsys Technologies, Inc. (a)	800	34,160
Badger Meter, Inc.	6,800	160,412
Bel Fuse, Inc. Class A	5,200	73,060
Benchmark Electronics, Inc. (a)	35,300	414,422
Brady Corp. Class A	3,400	71,128
Cogent, Inc. (a)	6,200	72,168
Coherent, Inc. (a)	6,700	121,203
CTS Corp.	17,413	89,503
Cymer, Inc. (a)	6,800	138,720
Daktronics, Inc.	4,600	39,698
Dionex Corp. (a)	200	10,128
Electro Scientific Industries, Inc. (a)	6,900	43,608
FEI Co. (a)	3,800	69,160
II-VI, Inc. (a)	1,300	24,479
Itron, Inc. (a)	600	39,180
Jabil Circuit, Inc.	19,800	115,236
L-1 Identity Solutions, Inc. (a)	2,100	15,225
Measurement Specialties, Inc. (a)	100	508
Methode Electronics, Inc.	19,400	89,628
Multi-Fineline Electronix, Inc. (a)	10,300	190,859
Nam Tai Electronics, Inc.	4,100	23,247
National Instruments Corp.	1,300	27,911
Newport Corp. (a)	7,200	38,520
OSI Systems, Inc. (a)	4,600	67,298
Park Electrochemical Corp.	6,100	107,055
Plexus Corp. (a)	13,900	200,994
Rofin-Sinar Technologies, Inc. (a)	14,298	241,493
Rogers Corp. (a)	4,800	117,600
Sanmina-SCI Corp. (a)	94,600	31,218
Stoneridge, Inc. (a)	12,200	23,912
Taser International, Inc. (a)	5,500	27,885

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Technitrol, Inc.	15,400	$33,880
Trimble Navigation Ltd. (a)	4,000	59,280
TTM Technologies, Inc. (a)	23,700	142,911
Varian, Inc. (a)	3,400	94,656
Vishay Intertechnology, Inc. (a)	80,300	237,688
Watts Water Technologies, Inc. Class A	400	8,912
Woodward Governor Co.	3,074	63,232
Zygo Corp. (a)	400	2,288
		4,069,027
Energy — Alternate Sources – 0.1%
Canadian Hydro Developers, Inc. (a)	31,300	85,812
FuelCell Energy, Inc. (a)	1,900	7,334
Headwaters, Inc. (a)	24,000	108,720
Plug Power, Inc. (a)	1,000	900
		202,766
Engineering & Construction – 1.5%
Chicago Bridge & Iron Co. NV	20,500	230,830
Dycom Industries, Inc. (a)	26,500	180,465
Emcor Group, Inc. (a)	27,016	556,259
ENGlobal Corp. (a)	10,100	31,310
Fluor Corp.	1,700	66,130
Granite Construction, Inc.	5,800	204,276
Insituform Technologies, Inc. Class A (a)	9,900	185,724
KBR, Inc.	300	4,248
Layne Christensen Co. (a)	1,500	23,670
McDermott International, Inc. (a)	2,700	27,999
Michael Baker Corp. (a)	2,600	90,896
Orion Marine Group, Inc. (a)	300	2,970
Perini Corp. (a)	17,800	371,130
The Shaw Group, Inc. (a)	4,200	116,760
		2,092,667
Entertainment – 0.6%
Ascent Media Corp. Series A (a)	500	13,040
Bally Technologies, Inc. (a)	4,000	80,760
Churchill Downs, Inc.	1,100	37,961
Dover Downs Gaming & Entertainment, Inc.	500	1,595
International Game Technology	3,800	40,280
International Speedway Corp. Class A	5,400	125,712
Isle of Capri Casinos, Inc. (a)	4,400	12,452
National CineMedia, Inc.	9,600	96,768
Pinnacle Entertainment, Inc. (a)	9,200	62,376
Shuffle Master, Inc. (a)	5,200	17,628
Speedway Motorsports, Inc.	6,500	93,860
Steinway Musical Instruments, Inc. (a)	2,800	32,368
Vail Resorts, Inc. (a)	5,000	116,600
Warner Music Group Corp.	19,300	39,565
		770,965
Environmental Controls – 0.4%
American Ecology Corp.	7,800	155,610
Calgon Carbon Corp. (a)	5,300	66,621
Casella Waste Systems, Inc. Class A (a)	2,800	7,728
Clean Harbors, Inc. (a)	1,000	53,510
Darling International, Inc. (a)	42,500	195,075
EnergySolutions, Inc.	10,100	45,349
Met-Pro Corp.	500	5,480
Metalico, Inc. (a)	10,200	24,990
Rentech, Inc. (a)	3,200	2,208
Waste Services, Inc. (a)	3,400	17,238
		573,809
Foods – 0.7%
Arden Group, Inc. Class A	382	43,903
B&G Foods, Inc. Class A	1,100	5,104
Chiquita Brands International, Inc. (a)	12,100	169,158
Del Monte Foods Co.	8,000	53,280
Diamond Foods, Inc.	5,500	141,240
Ingles Markets, Inc. Class A	2,040	29,091
J&J Snack Foods Corp.	400	13,964
M&F Worldwide Corp. (a)	900	9,540
Nash Finch Co.	4,600	197,938
Ralcorp Holdings, Inc. (a)	1,300	76,986
Spartan Stores, Inc.	4,900	91,042
SuperValu, Inc.	3,000	52,620
Whole Foods Market, Inc.	4,400	45,100
Winn-Dixie Stores, Inc. (a)	300	4,122
		933,088
Forest Products & Paper – 0.9%
Buckeye Technologies, Inc. (a)	12,000	35,040
Clearwater Paper Corp. (a)	1,085	12,271
Deltic Timber Corp.	900	35,613
Domtar Corp. (a)	53,800	80,162
Glatfelter	13,600	118,456
International Paper Co.	6,900	62,928
MeadWestvaco Corp.	2,000	23,280
Mercer International, Inc. (a)	3,400	4,352
Neenah Paper, Inc.	3,200	21,536
Potlatch Corp.	3,700	93,203
Rock-Tenn Co. Class A	5,509	171,716
Schweitzer-Mauduit International, Inc.	3,300	70,620
Temple-Inland, Inc.	59,100	335,097
Verso Paper Corp.	1,000	670
Wausau Paper Corp.	18,700	177,837
Xerium Technologies, Inc. (a)	9,200	4,508
		1,247,289
Gas – 0.1%
The Laclede Group, Inc.	1,300	59,007
Northwest Natural Gas Co.	300	12,882
WGL Holdings, Inc.	2,600	83,460
		155,349
Hand & Machine Tools – 0.4%
Baldor Electric Co.	20,700	290,007
K-Tron International, Inc. (a)	300	21,513
Kennametal, Inc.	12,200	195,688
Lincoln Electric Holdings, Inc.	900	37,053
Regal-Beloit Corp.	400	13,584

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Thermadyne Holdings Corp. (a)	1,600	$5,600
		563,445
Health Care — Products – 1.7%
Abaxis, Inc. (a)	2,600	41,132
Advanced Medical Optics, Inc. (a)	8,300	182,351
American Medical Systems Holdings, Inc. (a)	2,000	21,400
AngioDynamics, Inc. (a)	3,100	42,160
Bruker Corp. (a)	2,600	10,478
Cardiac Science Corp. (a)	400	2,148
Cepheid, Inc. (a)	3,300	24,552
CONMED Corp. (a)	6,100	95,465
Cyberonics, Inc. (a)	10,800	166,212
Exactech, Inc. (a)	2,816	35,876
Hanger Orthopedic Group, Inc. (a)	11,700	159,705
Invacare Corp.	1,300	24,778
Inverness Medical Innovations, Inc. (a)	1,600	39,152
IRIS International, Inc. (a)	2,200	21,912
Kensey Nash Corp. (a)	6,800	140,556
Kinetic Concepts, Inc. (a)	200	4,820
Luminex Corp. (a)	6,300	128,331
Merit Medical Systems, Inc. (a)	9,900	152,361
Natus Medical, Inc. (a)	6,886	53,297
Nuvasive, Inc. (a)	600	22,404
Orthofix International NV (a)	2,500	39,900
Palomar Medical Technologies, Inc. (a)	2,800	24,780
Quidel Corp. (a)	10,800	132,840
Somanetics Corp. (a)	6,100	89,304
SonoSite, Inc. (a)	3,700	70,263
Spectranetics Corp. (a)	500	1,500
Stereotaxis, Inc. (a)	1,200	3,060
Steris Corp.	7,800	207,480
Symmetry Medical, Inc. (a)	3,600	24,660
Synovis Life Technologies, Inc. (a)	3,900	63,531
Thoratec Corp. (a)	500	14,485
Varian Medical Systems, Inc. (a)	400	14,852
Vnus Medical Technologies, Inc. (a)	4,000	64,040
Volcano Corp. (a)	1,400	18,298
Zimmer Holdings, Inc. (a)	800	29,120
Zoll Medical Corp. (a)	8,100	129,681
		2,296,884
Health Care — Services – 2.2%
Air Methods Corp. (a)	500	9,750
Alliance Imaging, Inc. (a)	11,000	97,460
Almost Family, Inc. (a)	1,100	33,924
AMERIGROUP Corp. (a)	12,100	338,437
Assisted Living Concepts, Inc. Class A (a)	2,900	11,513
Brookdale Senior Living, Inc.	11,700	79,560
Centene Corp. (a)	21,100	374,103
Cigna Corp.	4,700	81,592
Community Health Systems, Inc. (a)	2,000	37,280
Coventry Health Care, Inc. (a)	2,000	30,260
The Ensign Group, Inc.	600	9,876
Gentiva Health Services, Inc. (a)	2,400	60,672
Health Management Associates, Inc. Class A (a)	24,100	38,319
Health Net, Inc. (a)	11,100	162,393
Healthsouth Corp. (a)	900	8,946
Healthways, Inc. (a)	6,200	85,684
Kindred Healthcare, Inc. (a)	15,000	203,550
Life Sciences Research, Inc. (a)	1,700	11,220
LifePoint Hospitals, Inc. (a)	19,700	444,038
Lincare Holdings, Inc. (a)	8,000	192,400
Medcath Corp. (a)	2,800	17,612
Molina Healthcare, Inc. (a)	9,235	161,982
Odyssey Healthcare, Inc. (a)	4,800	47,616
Pediatrix Medical Group, Inc. (a)	2,500	83,925
RehabCare Group, Inc. (a)	9,600	133,920
Res-Care, Inc. (a)	5,900	79,945
Skilled Healthcare Group, Inc. Class A (a)	1,900	15,827
Sun Healthcare Group, Inc. (a)	2,000	22,660
WellCare Health Plans, Inc. (a)	12,376	182,917
		3,057,381
Home Builders – 0.9%
Amrep Corp. (a)	400	11,100
Beazer Homes USA, Inc. (a)	21,100	21,733
Brookfield Homes Corp.	900	2,241
Cavco Industries, Inc. (a)	1,000	24,480
Centex Corp.	11,000	93,610
Champion Enterprises, Inc. (a)	35,900	16,514
Hovnanian Enterprises, Inc. Class A (a)	42,200	71,318
KB Home	8,000	85,360
Lennar Corp. Class A	31,700	243,773
M.D.C. Holdings, Inc.	900	27,576
M/I Homes, Inc.	7,800	68,952
Meritage Home Corp. (a)	11,300	124,526
Palm Harbor Homes, Inc. (a)	1,700	6,018
The Ryland Group, Inc.	12,800	199,680
Standard Pacific Corp. (a)	7,100	10,011
Thor Industries, Inc.	16,900	178,802
Winnebago Industries, Inc.	8,100	44,793
		1,230,487
Home Furnishing – 0.6%
American Woodmark Corp.	2,800	42,140
DTS, Inc. (a)	7,800	106,080
Ethan Allen Interiors, Inc.	6,802	77,475
Furniture Brands International, Inc.	21,400	43,870
Harman International Industries, Inc.	11,900	191,471
Hooker Furniture Corp.	5,500	44,440
Kimball International, Inc. Class B	5,700	39,273
La-Z-Boy, Inc.	25,500	24,735
Sealy Corp. (a)	15,100	27,935
Tempur-Pedic International, Inc.	19,300	135,100

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Universal Electronics, Inc. (a)	100	$1,128
Whirlpool Corp.	800	26,744
		760,391
Household Products – 0.6%
ACCO Brands Corp. (a)	10,400	19,968
American Greetings Corp. Class A	25,628	111,225
Blyth, Inc.	16,900	57,629
Central Garden & Pet Co. Class A (a)	10,100	60,600
CSS Industries, Inc.	3,200	48,544
Ennis, Inc.	4,888	54,697
Helen of Troy Ltd. (a)	11,400	119,358
Jarden Corp. (a)	5,100	53,193
Prestige Brands Holdings, Inc. (a)	18,300	116,205
The Standard Register Co.	11,100	80,697
WD-40 Co.	4,300	107,801
		829,917
Housewares – 0.4%
National Presto Industries, Inc.	2,100	140,994
The Toro Co.	12,183	360,739
		501,733
Insurance – 4.5%
Allied World Assurance Holdings Ltd.	5,100	192,270
American Equity Investment Life Holding Co.	16,600	111,054
American Financial Group, Inc.	2,900	49,242
American Physicians Capital, Inc.	5,400	229,608
Amerisafe, Inc. (a)	11,000	206,030
Amtrust Financial Services, Inc.	14,400	118,224
Aspen Insurance Holdings Ltd.	16,500	364,650
Assured Guaranty Ltd.	1,600	12,208
Axis Capital Holdings Ltd.	1,600	38,816
Citizens, Inc. (a)	1,400	11,410
CNA Financial Corp.	5,300	61,639
CNA Surety Corp. (a)	7,889	130,563
Conseco, Inc. (a)	55,900	130,247
Delphi Financial Group, Inc. Class A	12,484	189,382
Donegal Group, Inc. Class A	257	3,603
eHealth, Inc. (a)	600	8,292
EMC Insurance Group, Inc.	400	7,768
Employers Holdings, Inc.	12,200	165,188
Endurance Specialty Holdings Ltd.	2,600	70,876
FBL Financial Group, Inc. Class A	7,000	72,170
First Mercury Financial Corp. (a)	800	8,840
FPIC Insurance Group, Inc. (a)	4,298	167,321
Genworth Financial, Inc. Class A	21,900	50,808
Hallmark Financial Services, Inc. (a)	2,000	15,480
Harleysville Group, Inc.	4,821	137,109
The Hartford Financial Services Group, Inc.	1,700	22,372
Horace Mann Educators Corp.	11,700	109,395
Infinity Property & Casualty Corp.	4,135	158,784
IPC Holdings Ltd.	12,300	315,618
Life Partners Holdings, Inc.	400	15,200
Lincoln National Corp.	2,500	37,825
Maiden Holdings Ltd.	600	2,730
Max Capital Group Ltd.	26,100	443,961
Meadowbrook Insurance Group, Inc.	10,042	60,955
MGIC Investment Corp.	58,300	160,908
National Interstate Corp.	2,600	41,288
National Western Life Insurance Co. Class A	100	12,413
Navigators Group, Inc. (a)	3,100	159,154
NYMAGIC, Inc.	100	1,706
Old Republic International Corp.	1,100	11,352
OneBeacon Insurance Group Ltd.	4,800	40,560
The Phoenix Companies, Inc.	22,293	39,013
Platinum Underwriters Holdings Ltd.	10,500	292,005
PMA Capital Corp. Class A (a)	3,400	18,734
The PMI Group, Inc.	43,000	59,770
Presidential Life Corp.	1,800	17,406
ProAssurance Corp. (a)	4,700	222,122
Protective Life Corp.	22,400	185,472
Radian Group, Inc.	40,200	129,444
RLI Corp.	3,190	180,203
Safety Insurance Group, Inc.	3,900	136,578
SeaBright Insurance Holdings, Inc. (a)	5,430	56,309
Selective Insurance Group	10,644	163,386
StanCorp Financial Group, Inc.	1,663	42,939
State Auto Financial Corp.	700	15,470
Stewart Information Services Corp.	1,900	28,196
Transatlantic Holdings, Inc.	800	25,720
United America Indemnity Ltd. Class A (a)	8,062	85,296
United Fire & Casualty Co.	1,700	34,085
Unitrin, Inc.	11,400	145,464
Universal American Corp. (a)	6,800	67,116
Unum Group	5,800	82,128
XL Capital Ltd. Class A	8,600	24,940
Zenith National Insurance Corp.	1,100	30,844
		6,229,659
Internet – 3.6%
1-800-Flowers.com, Inc. Class A (a)	18,100	45,431
Akamai Technologies, Inc. (a)	4,100	55,268
Art Technology Group, Inc. (a)	13,800	23,598
Asiainfo Holdings, Inc. (a)	15,100	131,823
Avocent Corp. (a)	24,300	348,705
Bidz.com, Inc. (a)	1,100	3,454
Blue Nile, Inc. (a)	2,700	54,594
Cogent Communications Group, Inc. (a)	11,000	73,150
Digital River, Inc. (a)	16,200	401,274
EarthLink, Inc. (a)	32,200	242,466
eResearch Technology, Inc. (a)	16,800	97,272
Expedia, Inc. (a)	12,700	113,411
F5 Networks, Inc. (a)	2,200	48,774
Global Sources Ltd. (a)	11,888	50,881

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
i2 Technologies, Inc. (a)	1,500	$9,360
Imergent, Inc.	3,400	15,640
Interwoven, Inc. (a)	6,455	101,795
j2 Global Communications, Inc. (a)	19,535	382,495
The Knot, Inc. (a)	3,300	22,704
Liberty Media Holding Corp. Interactive Class A (a)	18,300	57,462
Limelight Networks, Inc. (a)	300	918
LoopNet, Inc. (a)	8,800	57,200
ModusLink Global Solutions, Inc. (a)	8,190	19,083
Move, Inc. (a)	3,000	5,070
Navisite, Inc. (a)	3,200	1,408
Netflix, Inc. (a)	10,500	379,470
NIC, Inc.	10,200	54,468
NutriSystem, Inc.	13,070	168,472
Online Resources Corp. (a)	300	948
Orbitz Worldwide, Inc. (a)	8,300	24,900
Overstock.com, Inc. (a)	6,900	75,762
Perficient, Inc. (a)	1,700	6,647
Priceline.com, Inc. (a)	700	46,963
RealNetworks, Inc. (a)	11,200	31,584
S1 Corp. (a)	29,100	194,097
Sapient Corp. (a)	45,500	193,830
Shutterfly, Inc. (a)	2,400	15,864
Sohu.com, Inc. (a)	1,300	51,415
SonicWALL, Inc. (a)	16,865	59,365
Stamps.com, Inc. (a)	9,200	75,256
TheStreet.com, Inc.	4,366	11,919
thinkorswim Group, Inc. (a)	6,000	45,120
TIBCO Software, Inc. (a)	81,600	436,560
United Online, Inc.	27,573	168,747
Valueclick, Inc. (a)	39,000	243,750
VeriSign, Inc. (a)	2,500	48,275
Vignette Corp. (a)	13,878	96,730
Vocus, Inc. (a)	4,400	67,144
Zix Corp. (a)	3,400	4,420
		4,864,942
Investment Companies – 0.0%
NGP Capital Resources Co.	1,200	10,128
Iron & Steel – 1.0%
AK Steel Holding Corp.	28,790	232,335
Allegheny Technologies, Inc.	2,800	61,852
Carpenter Technology Corp.	19,347	319,226
Cliffs Natural Resources, Inc.	500	11,585
General Steel Holdings, Inc. (a)	3,600	9,936
Olympic Steel, Inc.	6,679	105,996
Reliance Steel & Aluminum Co.	7,800	172,614
Schnitzer Steel Industries, Inc. Class A	10,408	408,722
Shiloh Industries, Inc.	747	1,718
Sutor Technology Group Ltd. (a)	400	752
United States Steel Corp.	1,400	42,042
Universal Stainless & Alloy (a)	1,300	18,850
		1,385,628
Leisure Time – 0.8%
Brunswick Corp.	60,200	167,356
Callaway Golf Co.	42,188	321,051
Interval Leisure Group, Inc. (a)	3,740	18,737
Life Time Fitness, Inc. (a)	6,100	90,341
Polaris Industries, Inc.	7,400	157,398
Town Sports International Holdings, Inc. (a)	2,500	4,950
WMS Industries, Inc. (a)	12,600	279,972
		1,039,805
Lodging – 0.3%
Ameristar Casinos, Inc.	5,100	45,747
Boyd Gaming Corp.	29,500	141,895
Marcus Corp.	5,000	51,650
Morgans Hotel Group Co. (a)	900	3,285
Orient-Express Hotels Ltd.	8,200	51,824
Riviera Holdings Corp. (a)	200	552
Wyndham Worldwide Corp.	20,400	125,052
		420,005
Machinery — Construction & Mining – 0.2%
Astec Industries, Inc. (a)	356	8,747
Bucyrus International, Inc. Class A	6,900	106,950
Joy Global, Inc.	1,600	33,328
Terex Corp. (a)	5,200	61,568
		210,593
Machinery — Diversified – 2.2%
AGCO Corp. (a)	2,800	59,584
Albany International Corp. Class A	500	5,005
Altra Holdings, Inc. (a)	8,200	57,646
Applied Industrial Technologies, Inc.	16,472	260,093
Briggs & Stratton Corp.	8,500	125,715
Cascade Corp.	1,300	29,757
Chart Industries, Inc. (a)	17,200	145,512
Cognex Corp.	9,400	122,764
Columbus McKinnon Corp. (a)	11,800	150,096
Cummins, Inc.	4,400	105,512
DXP Enterprises, Inc. (a)	1,600	21,728
Flowserve Corp.	300	15,993
Gardner Denver, Inc. (a)	21,500	468,055
Gerber Scientific, Inc. (a)	2,600	8,164
Gorman-Rupp Co.	7,650	195,840
Graco, Inc.	7,200	153,144
Hurco Cos., Inc. (a)	1,400	19,852
IDEX Corp.	1,800	40,698
Intermec, Inc. (a)	5,300	65,826
Kadant, Inc. (a)	8,100	81,324
The Manitowoc Co., Inc.	38,300	210,650
NACCO Industries, Inc. Class A	1,000	31,990
Nordson Corp.	700	21,147
Robbins & Myers, Inc.	12,700	219,583
Rockwell Automation, Inc.	1,900	49,476
Sauer-Danfoss, Inc.	5,100	38,454
Tecumseh Products Co. Class A (a)	10,300	84,460
Tennant Co.	2,836	38,399
Twin Disc, Inc.	1,200	7,884

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Zebra Technologies Corp. Class A (a)	12,100	$203,643
		3,037,994
Manufacturing – 3.0%
A.O. Smith Corp.	11,000	302,280
Actuant Corp. Class A	16,600	273,568
Acuity Brands, Inc.	13,184	354,254
American Railcar Industries, Inc.	800	6,712
Ameron International Corp.	4,200	209,370
AZZ, Inc. (a)	5,900	132,160
Barnes Group, Inc.	19,900	224,870
Blount International, Inc. (a)	17,900	150,002
The Brink's Co.	2,600	68,718
Ceradyne, Inc. (a)	14,600	333,172
Colfax Corp. (a)	3,400	31,008
Crane Co.	9,500	165,490
Dover Corp.	2,700	76,356
Eastman Kodak Co.	2,300	10,419
EnPro Industries, Inc. (a)	13,700	250,710
Federal Signal Corp.	22,100	149,175
GenTek, Inc. (a)	608	8,299
Griffon Corp. (a)	13,080	130,146
Harsco Corp.	3,000	71,160
Ingersoll-Rand Co. Ltd. Class A	11,100	179,931
John Bean Technologies Corp.	3,933	38,150
Koppers Holdings, Inc.	12,400	200,880
LSB Industries, Inc. (a)	4,800	35,424
Lydall, Inc. (a)	4,400	16,236
McCoy Corp.	24,300	29,282
Myers Industries, Inc.	10,765	67,497
Parker Hannifin Corp.	1,200	45,852
Polypore International, Inc. (a)	1,406	9,729
Raven Industries, Inc.	5,200	113,412
Reddy Ice Holdings, Inc.	1,500	2,430
Standex International Corp.	2,800	42,980
Tredegar Corp.	11,300	186,450
Trimas Corp. (a)	200	288
Trinity Industries, Inc.	11,800	135,818
		4,052,228
Media – 0.9%
Acacia Research - Acacia Technologies (a)	4,389	13,869
Belo Corp. Class A	35,300	50,479
Cablevision Systems Corp. Class A	2,500	40,075
CBS Corp. Class B	5,700	32,604
Central European Media Enterprises Ltd. (a)	1,100	10,846
Charter Communications, Inc. Class A (a)	94,900	8,541
Courier Corp.	1,100	17,281
Cox Radio, Inc. Class A (a)	12,900	65,145
CTC Media, Inc. (a)	1,000	3,450
Cumulus Media, Inc. Class A (a)	6,891	11,852
DISH Network Corp. Class A (a)	6,900	88,596
The E.W. Scripps Co. Class A	16,000	25,760
Entercom Communications Corp.	2,800	3,276
Entravision Communications Corp. Class A (a)	36,100	30,324
FactSet Research Systems, Inc.	800	31,840
Fisher Communications, Inc.	200	3,050
Gannett Co., Inc.	3,500	20,195
Hearst-Argyle Television, Inc.	1,100	4,334
Journal Communications, Inc. Class A	6,000	10,740
Liberty Media Corp. Capital Class A (a)	2,200	12,078
Lin TV Corp. Class A (a)	7,400	5,180
The McClatchy Co. Class A	18,300	12,078
The McGraw-Hill Cos., Inc.	3,100	68,169
Media General, Inc. Class A	5,600	10,920
Mediacom Communications Corp. (a)	15,100	81,540
Meredith Corp.	21,300	340,161
Scholastic Corp.	17,100	186,390
Sinclair Broadcast Group, Inc. Class A	28,602	52,914
		1,241,687
Metal Fabricate & Hardware – 1.5%
A.M. Castle & Co.	8,600	72,756
Ampco-Pittsburgh Corp.	6,603	122,089
Circor International, Inc.	9,100	202,475
Dynamic Materials Corp.	1,400	16,996
Haynes International, Inc. (a)	4,800	87,696
L.B. Foster Co. Class A (a)	2,900	76,531
Ladish Co., Inc. (a)	1,800	20,466
Mueller Industries, Inc.	13,397	269,548
Mueller Water Products, Inc. Class A	25,700	173,989
NN, Inc.	2,900	4,930
Northwest Pipe Co. (a)	3,800	133,988
Precision Castparts Corp.	1,300	84,435
RBC Bearings, Inc. (a)	1,100	20,108
Sims Group Ltd. Sponsored ADR (Australia)	16,578	176,722
Sun Hydraulics Corp.	8,350	128,590
Timken Co.	19,300	287,377
Worthington Industries, Inc.	14,400	144,864
		2,023,560
Mining – 0.5%
Amerigo Resources Ltd.	74,300	20,430
Brush Engineered Materials, Inc. (a)	7,600	95,456
Century Aluminum Co. (a)	25,800	91,590
Farallon Resources Ltd. (a)	84,100	14,283
Hecla Mining Co. (a)	34,200	90,630
Kaiser Aluminum Corp.	2,700	67,068
Redcorp Ventures Ltd.	338,800	9,590
RTI International Metals, Inc. (a)	15,700	208,967
Stillwater Mining Co. (a)	6,600	27,390
		625,404
Office Equipment/Supplies – 0.1%
Xerox Corp.	10,600	70,384

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Office Furnishings – 0.7%
Herman Miller, Inc.	25,900	$284,641
HNI Corp.	18,800	248,348
Interface, Inc. Class A	32,892	134,199
Knoll, Inc.	16,264	110,921
Steelcase, Inc. Class A	47,337	204,496
		982,605
Oil & Gas – 4.2%
Abraxas Petroleum Corp. (a)	3,900	4,251
Alon USA Energy, Inc.	800	9,440
Arena Resources, Inc. (a)	1,200	29,232
ATP Oil & Gas Corp. (a)	16,900	75,543
Berry Petroleum Co. Class A	29,700	218,592
Bill Barrett Corp. (a)	11,600	256,476
BPZ Resources, Inc. (a)	3,700	21,312
Brigham Exploration Co. (a)	19,700	49,250
Bronco Drilling Co., Inc. (a)	4,449	23,491
Callon Petroleum Co. (a)	12,700	26,797
Cano Petroleum, Inc. (a)	1,800	1,116
Carrizo Oil & Gas, Inc. (a)	1,900	26,334
Cimarex Energy Co.	7,800	193,752
Clayton Williams Energy, Inc. (a)	600	23,880
Contango Oil & Gas Co. (a)	1,400	62,440
CVR Energy, Inc. (a)	17,300	88,403
Delek US Holdings, Inc.	10,208	70,946
Denbury Resources, Inc. (a)	7,100	86,904
Encore Aquisition Co. (a)	4,800	130,464
Energy Partners Ltd. (a)	17,500	20,300
ENSCO International, Inc.	3,451	94,419
Frontier Oil Corp.	20,300	289,884
Galleon Energy, Inc. Class A (a)	8,400	21,875
Gasco Energy, Inc. (a)	24,400	10,248
Georesources, Inc. (a)	2,200	15,796
Gulfport Energy Corp. (a)	2,200	8,426
Helmerich & Payne, Inc.	1,000	22,460
Hercules Offshore, Inc. (a)	21,225	78,957
Holly Corp.	6,000	140,220
Houston American Energy Corp.	400	940
Jura Energy Corp.	58,700	3,798
Mariner Energy, Inc. (a)	33,400	330,660
McMoRan Exploration Co. (a)	13,900	92,991
Meridian Resource Corp. (a)	12,000	3,720
Midnight Oil Exploration Ltd. (a)	17,700	11,452
Nabors Industries Ltd. (a)	8,600	94,170
Noble Corp.	2,900	78,735
Paramount Resources Ltd. Class A (a)	1,800	10,307
Parker Drilling Co. (a)	51,800	109,816
Patterson-UTI Energy, Inc.	15,000	143,400
Penn Virginia Corp.	1,200	24,720
PetroQuest Energy, Inc. (a)	18,800	119,004
Pioneer Drilling Co. (a)	15,100	75,047
Pioneer Natural Resources Co.	1,900	27,816
Plains Exploration & Production Co. (a)	4,800	101,376
Precision Drilling Trust	15,762	78,337
Pride International, Inc. (a)	3,900	62,868
Quicksilver Resources, Inc. (a)	18,600	128,898
Rosetta Resources, Inc. (a)	27,900	169,353
SandRidge Energy, Inc. (a)	14,400	95,904
St. Mary Land & Exploration Co.	4,800	92,880
Stone Energy Corp. (a)	24,292	208,425
Sunoco, Inc.	1,000	46,320
Swift Energy Co. (a)	15,600	238,992
Tesoro Corp.	13,000	223,990
TriStar Oil & Gas Ltd. (a)	7,000	61,140
TUSK Energy Corp. (a)	53,900	37,052
Unit Corp. (a)	9,200	229,448
VAALCO Energy, Inc. (a)	32,600	244,826
Venoco, Inc. (a)	1,900	5,643
Vero Energy, Inc. (a)	8,500	27,634
W&T Offshore, Inc.	21,600	271,512
Warren Resources, Inc. (a)	6,600	11,880
Western Refining, Inc.	13,900	162,074
Whiting Petroleum Corp. (a)	3,200	92,800
		5,819,136
Oil & Gas Services – 2.4%
Allis-Chalmers Energy, Inc. (a)	13,100	47,160
Basic Energy Services, Inc. (a)	13,500	129,600
BJ Services Co.	6,100	67,100
Complete Production Services, Inc. (a)	27,600	176,916
Dawson Geophysical Co. (a)	2,800	44,604
Dresser-Rand Group, Inc. (a)	7,100	138,308
Dril-Quip, Inc. (a)	5,500	134,750
Exterran Holdings, Inc. (a)	9,400	208,304
Forbes Energy Services Ltd.	30,500	34,779
Forbes Energy Services Ltd. (a)	6,400	7,298
Global Industries Ltd. (a)	19,100	65,895
Gulf Island Fabrication, Inc.	9,500	119,605
Helix Energy Solutions Group, Inc. (a)	28,500	146,775
Hornbeck Offshore Services, Inc. (a)	5,600	99,344
ION Geophysical Corp. (a)	13,700	20,550
Key Energy Services, Inc. (a)	47,900	163,339
Matrix Service Co. (a)	7,000	37,030
NATCO Group, Inc. Class A (a)	2,600	44,538
Natural Gas Services Group, Inc. (a)	4,700	40,185
Newpark Resources, Inc. (a)	30,000	126,300
North American Energy Partners, Inc. (a)	5,100	10,557
Oceaneering International, Inc. (a)	2,300	79,258
Oil States International, Inc. (a)	22,800	417,468
RPC, Inc.	600	4,464
SEACOR Holdings, Inc. (a)	5,600	364,224
Smith International, Inc.	600	13,620

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Superior Energy Services, Inc. (a)	10,600	$165,148
T-3 Energy Services, Inc. (a)	157	2,002
Technicoil Corp. (a)	99,200	27,678
TETRA Technologies, Inc. (a)	20,800	107,952
Tidewater, Inc.	1,100	45,771
Union Drilling, Inc. (a)	8,400	38,472
Weatherford International Ltd. (a)	6,100	67,283
Willbros Group, Inc. (a)	10,400	101,296
		3,297,573
Packaging & Containers – 0.1%
Packaging Corp. of America	5,500	78,100
Sealed Air Corp.	2,200	29,810
Sonoco Products Co.	2,500	57,325
		165,235
Pharmaceuticals – 2.7%
Adolor Corp. (a)	12,900	25,800
Akorn, Inc. (a)	1,200	2,676
Align Technology, Inc. (a)	9,000	70,920
Allos Therapeutics, Inc. (a)	8,700	68,121
Alnylam Pharmaceuticals, Inc. (a)	1,100	23,199
Array Biopharma, Inc. (a)	3,300	13,200
Auxilium Pharmaceuticals, Inc. (a)	3,900	119,184
CPEX Pharmaceuticals, Inc. (a)	100	695
Cubist Pharmaceuticals, Inc. (a)	12,100	259,061
CV Therapeutics, Inc. (a)	9,900	154,935
Cypress Bioscience, Inc. (a)	2,500	21,250
Durect Corp. (a)	2,100	5,943
Emergent Biosolutions, Inc. (a)	8,200	179,826
Endo Pharmaceuticals Holdings, Inc. (a)	800	17,976
Forest Laboratories, Inc. (a)	3,660	91,646
HealthExtras, Inc. (a)	6,500	143,130
Herbalife Ltd.	13,000	266,630
Indevus Pharmaceuticals, Inc. (a)	600	3,192
Isis Pharmaceuticals, Inc. (a)	1,300	18,369
K-V Pharmaceutical Co. Class A (a)	1,900	1,235
King Pharmaceuticals, Inc. (a)	9,090	79,447
MannKind Corp. (a)	7,600	26,980
The Medicines Co. (a)	600	7,680
Medicis Pharmaceutical Corp. Class A	27,200	378,896
Medivation, Inc. (a)	5,800	108,750
MiddleBrook Pharmaceuticals, Inc. (a)	5,400	7,560
Nabi Biopharmaceuticals (a)	2,000	8,260
NBTY, Inc. (a)	19,749	372,664
Nektar Therapeutics (a)	15,400	63,294
Neogen Corp. (a)	500	13,085
Noven Pharmaceuticals, Inc. (a)	8,400	83,412
Obagi Medical Products, Inc. (a)	300	2,007
Omega Protein Corp. (a)	9,900	37,818
Optimer Pharmaceuticals, Inc. (a)	1,100	11,539
OSI Pharmaceuticals, Inc. (a)	1,700	60,520
Osiris Therapeutics, Inc. (a)	2,900	58,145
Pain Therapeutics, Inc. (a)	7,700	51,128
Par Pharmaceutical Cos., Inc. (a)	5,500	67,705
PetMed Express, Inc. (a)	8,400	121,296
PharMerica Corp. (a)	11,000	180,840
Pozen, Inc. (a)	4,300	30,874
Progenics Pharmaceuticals, Inc. (a)	6,000	43,740
Questcor Pharmaceuticals, Inc. (a)	4,700	30,315
Rigel Pharmaceuticals, Inc. (a)	2,700	18,873
Salix Pharmaceuticals Ltd. (a)	5,300	42,400
Savient Pharmaceuticals, Inc. (a)	14,200	78,668
Sirona Dental Systems, Inc. (a)	1,800	21,618
Valeant Pharmaceuticals International (a)	3,600	78,120
Viropharma, Inc. (a)	3,100	37,200
VIVUS, Inc. (a)	12,300	60,393
		3,670,215
Pipelines – 0.0%
Crosstex Energy, Inc.	4,700	15,604
Enbridge Energy Management LLC (a)	104	3,175
		18,779
Real Estate – 0.1%
Avatar Holdings, Inc. (a)	600	15,570
CB Richard Ellis Group, Inc. Class A (a)	10,400	37,440
Consolidated-Tomoka Land Co.	100	2,905
Forest City Enterprises, Inc. Class A	5,600	37,856
Forestar Real Estate Group, Inc. (a)	700	7,805
Jones Lang Lasalle, Inc.	3,000	70,830
		172,406
Real Estate Investment Trusts (REITS) – 2.6%
Acadia Realty Trust	600	7,002
Agree Realty Corp.	2,413	33,179
Alexander's, Inc.	100	19,244
Alexandria Real Estate Equities, Inc.	1,900	112,746
American Campus Communities, Inc.	1,100	23,507
Arbor Realty Trust, Inc.	1,000	1,780
Ashford Hospitality Trust	12,700	18,034
Associated Estates Realty Corp.	1,500	11,130
BioMed Realty Trust, Inc.	12,690	140,098
Brandywine Realty Trust	6,187	36,936
CapLease, Inc.	4,400	7,040
CBL & Associates Properties, Inc.	4,990	20,309
Cedar Shopping Centers, Inc.	2,700	16,551

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Colonial Properties Trust	2,500	$18,375
Corporate Office Properties Trust	3,390	89,428
DCT Industrial Trust, Inc.	2,900	10,585
DiamondRock Hospitality Co.	22,700	93,070
Digital Realty Trust, Inc.	978	31,198
Eastgroup Properties	3,500	106,330
Entertainment Properties Trust	5,550	125,707
Equity Lifestyle Properties, Inc.	900	33,957
Equity One, Inc.	911	12,982
Extra Space Storage, Inc.	7,000	56,770
FelCor Lodging Trust, Inc.	18,800	27,260
First Industrial Realty Trust, Inc.	11,286	61,396
First Potomac Realty Trust	1,300	10,764
Glimcher Realty Trust	1,264	2,338
Gramercy Capital Corp.	1,500	1,785
Healthcare Realty Trust, Inc.	4,100	67,691
Hersha Hospitality Trust	2,700	6,561
Highwoods Properties, Inc.	8,400	189,504
Home Properties, Inc.	4,100	147,149
Inland Real Estate Corp.	9,300	91,791
Investors Real Estate Trust	500	4,975
Kite Realty Group Trust	5,800	26,854
LaSalle Hotel Properties	5,200	43,316
Lexington Realty Trust	8,459	37,473
LTC Properties, Inc.	3,800	78,622
Medical Properties Trust, Inc.	8,000	36,400
Mid-America Apartment Communities, Inc.	4,292	126,786
National Health Investors, Inc.	923	24,044
National Retail Properties, Inc.	13,177	190,144
Nationwide Health Properties, Inc.	7,978	203,678
Omega Healthcare Investors, Inc.	11,910	174,243
Parkway Properties, Inc.	3,200	47,744
Pennsylvania Real Estate Investment Trust	6,200	27,466
Post Properties, Inc.	1,300	17,017
PS Business Parks, Inc.	1,700	72,930
Ramco-Gershenson Properties Trust	2,000	9,840
Realty Income Corp.	6,100	117,547
Saul Centers, Inc.	800	26,160
Senior Housing Properties Trust	16,692	270,077
SL Green Realty Corp.	7,200	113,112
Sovran Self Storage, Inc.	1,000	26,000
Strategic Hotels & Resorts, Inc.	10,699	14,658
Sunstone Hotel Investors, Inc.	10,083	43,458
Tanger Factory Outlet Centers, Inc.	1,545	46,814
Taubman Centers, Inc.	2,800	55,580
Universal Health Realty Income Trust	100	3,060
Urstadt Biddle Properties, Inc. Class A	300	4,437
Washington Real Estate Investment Trust	3,600	85,716
		3,560,348
Retail – 8.5%
Abercrombie & Fitch Co. Class A	3,900	69,615
Aeropostale, Inc. (a)	20,750	438,033
AFC Enterprises (a)	1,400	6,720
America's Car-Mart, Inc. (a)	5,100	46,359
American Eagle Outfitters, Inc.	3,500	31,535
AnnTaylor Stores Corp. (a)	47,900	235,668
Asbury Automotive Group, Inc.	16,200	57,996
AutoNation, Inc. (a)	20,900	193,952
Barnes & Noble, Inc.	16,000	262,720
bebe Stores, Inc.	15,700	88,705
Big 5 Sporting Goods Corp.	800	4,208
Big Lots, Inc. (a)	20,923	281,414
BJ's Restaurants, Inc. (a)	2,300	25,530
Blockbuster, Inc. Class A (a)	46,100	59,008
Bob Evans Farms, Inc.	17,677	310,408
Books-A-Million, Inc.	900	2,106
Borders Group, Inc. (a)	18,300	8,052
Brinker International, Inc.	28,300	310,451
Brown Shoe Co., Inc.	27,447	128,726
The Buckle, Inc.	15,779	333,726
California Pizza Kitchen, Inc. (a)	10,000	103,600
Casey's General Stores, Inc.	2,107	44,774
Cash America International, Inc.	12,500	228,500
Cato Corp. Class A	9,300	123,039
CEC Entertainment, Inc. (a)	11,500	268,410
Charlotte Russe Holding, Inc. (a)	7,700	39,655
Charming Shoppes, Inc. (a)	26,600	28,728
The Cheesecake Factory (a)	9,500	82,460
Chico's FAS, Inc. (a)	13,500	53,460
Children's Place (a)	16,500	310,365
Christopher & Banks Corp.	10,400	40,352
Citi Trends, Inc. (a)	9,600	91,488
CKE Restaurants, Inc.	18,900	156,870
Coach, Inc. (a)	4,000	58,400
Coldwater Creek, Inc. (a)	20,000	56,400
Collective Brands, Inc. (a)	3,800	40,546
Conn's, Inc. (a)	4,770	58,003
Copart, Inc. (a)	500	12,045
Cracker Barrel Old Country Store, Inc.	10,556	185,469
Denny's Corp. (a)	48,950	84,194
Dillard's, Inc. Class A	44,700	194,445
DineEquity, Inc.	3,400	30,056
Domino's Pizza, Inc. (a)	1,600	10,704
Dress Barn, Inc. (a)	31,890	274,892
Ezcorp, Inc. (a)	7,000	94,990
FGX International Holdings Ltd. (a)	900	11,160
The Finish Line, Inc. Class A	31,300	148,675
First Cash Financial Services, Inc. (a)	8,300	139,606
Foot Locker, Inc.	11,400	83,904
Fred's, Inc. Class A	21,700	222,642
Genesco, Inc. (a)	9,600	147,840
Group 1 Automotive, Inc.	10,900	108,673
Guess?, Inc.	2,000	32,180

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Gymboree Corp. (a)	3,300	$80,850
Haverty Furniture Cos., Inc.	13,400	107,468
hhgregg, Inc. (a)	600	4,860
Hibbett Sports, Inc. (a)	7,200	97,992
Hot Topic, Inc. (a)	22,800	194,712
HSN, Inc. (a)	3,340	15,865
Insight Enterprises, Inc. (a)	13,532	70,096
J. Crew Group, Inc. (a)	1,100	11,000
Jack in the Box, Inc. (a)	6,700	151,353
Jo-Ann Stores, Inc. (a)	15,100	192,827
Jones Apparel Group, Inc.	43,200	149,472
Kenneth Cole Productions, Inc. Class A	2,800	17,892
Krispy Kreme Doughnuts, Inc. (a)	14,800	20,572
Limited Brands, Inc.	5,500	43,560
Liz Claiborne, Inc.	79,100	174,020
Lumber Liquidators, Inc. (a)	3,700	32,819
Macy's, Inc.	4,800	42,960
Men's Wearhouse, Inc.	16,700	194,555
Movado Group, Inc.	2,800	21,504
MSC Industrial Direct Co., Inc. Class A	1,600	54,816
New York & Co., Inc. (a)	18,800	37,224
Nordstrom, Inc.	2,800	35,532
Nu Skin Enterprises, Inc. Class A	5,200	49,348
O' Charley's, Inc.	1,500	3,750
Office Depot, Inc. (a)	67,500	145,800
OfficeMax, Inc.	30,100	165,851
Pacific Sunwear of California (a)	30,900	38,625
Panera Bread Co. Class A (a)	3,200	150,336
The Pantry, Inc. (a)	11,900	197,897
Papa John's International, Inc. (a)	1,100	20,911
PC Connection, Inc. (a)	1,900	9,291
Penske Auto Group, Inc.	23,000	170,660
The PEP Boys-Manny Moe & Jack	18,400	53,176
Phillips-Van Heusen Corp.	12,500	237,750
Pier 1 Imports, Inc. (a)	4,300	1,505
Polo Ralph Lauren Corp.	900	36,927
RadioShack Corp.	15,400	176,484
Red Robin Gourmet Burgers, Inc. (a)	4,200	51,156
Regis Corp.	17,800	200,250
Retail Ventures, Inc. (a)	600	1,434
Ruby Tuesday, Inc. (a)	14,000	17,360
Rush Enterprises, Inc. Class A (a)	13,800	125,580
Sally Beauty Co., Inc. (a)	31,300	148,049
School Specialty, Inc. (a)	5,700	94,050
Sonic Automotive, Inc. Class A	14,300	29,029
Sonic Corp. (a)	3,500	34,090
Stage Stores, Inc.	18,200	130,130
The Steak'n Shake Co. (a)	5,600	32,032
Systemax, Inc.	8,700	88,131
Talbots, Inc.	22,400	45,472
Tractor Supply Co. (a)	13,700	461,827
Tween Brands, Inc. (a)	12,000	32,280
The Wet Seal, Inc. Class A (a)	42,200	110,142
Williams-Sonoma, Inc.	35,900	284,328
World Fuel Services Corp.	900	30,393
Zale Corp. (a)	19,000	23,560
Zumiez, Inc. (a)	5,500	39,325
		11,650,335
Savings & Loans – 0.4%
Anchor Bancorp Wisconsin, Inc.	2,800	5,656
BankFinancial Corp.	700	6,741
Dime Community Bancshares	12,600	126,630
First Niagara Financial Group, Inc.	1,900	24,814
First Place Financial Corp.	1,200	3,444
Flagstar Bancorp, Inc. (a)	4,300	2,580
Flushing Financial Corp.	6,900	54,648
NewAlliance Bancshares, Inc.	2,800	30,772
OceanFirst Financial Corp.	1,200	15,384
Provident Financial Services, Inc.	10,100	110,393
Provident New York Bancorp	8,700	82,650
TierOne Corp.	2,130	3,429
WSFS Financial Corp.	1,084	27,967
		495,108
Semiconductors – 6.2%
Actel Corp. (a)	12,000	108,240
Advanced Analogic Technologies, Inc. (a)	600	1,806
Advanced Micro Devices, Inc. (a)	6,400	14,016
Amkor Technology, Inc. (a)	96,170	223,114
Analog Devices, Inc.	4,500	89,910
Applied Micro Circuits Corp. (a)	25,800	103,200
Atmel Corp. (a)	141,300	471,942
ATMI, Inc. (a)	13,900	187,789
Broadcom Corp. Class A (a)	5,900	93,515
Brooks Automation, Inc. (a)	24,900	113,793
Cabot Microelectronics Corp. (a)	9,200	209,392
Cirrus Logic, Inc. (a)	27,100	76,422
Cohu, Inc.	4,900	48,902
Conexant Systems, Inc. (a)	4,600	3,036
Day4 Energy, Inc.	33,200	17,990
Diodes, Inc. (a)	700	4,536
DSP Group, Inc. (a)	4,500	29,295
Emulex Corp. (a)	48,620	277,620
Entegris, Inc. (a)	73,400	102,026
Exar Corp. (a)	9,700	65,669
Fairchild Semiconductor International, Inc. (a)	66,100	300,755
Integrated Device Technology, Inc. (a)	77,200	443,128
Intellon Corp. (a)	4,800	17,040
International Rectifier Corp. (a)	9,000	122,580
Intersil Corp. Class A	19,500	181,545
IXYS Corp.	5,100	34,935
KLA-Tencor Corp.	2,400	48,096
Kulicke & Soffa Industries, Inc. (a)	5,300	8,109
Lattice Semiconductor Corp. (a)	51,300	79,002
LSI Corp. (a)	47,600	151,368
Marvell Technology Group Ltd. (a)	14,000	102,060

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mattson Technology, Inc. (a)	2,900	$2,842
MEMC Electronic Materials, Inc. (a)	5,600	76,160
Micrel, Inc.	30,726	233,518
Microtune, Inc. (a)	4,200	7,182
MKS Instruments, Inc. (a)	24,122	338,914
Monolithic Power Systems, Inc. (a)	14,800	179,820
National Semiconductor Corp.	3,400	34,476
Netlogic Microsystems, Inc. (a)	7,900	167,559
Novellus Systems, Inc. (a)	17,000	234,430
Nvidia Corp. (a)	7,400	58,830
Omnivision Technologies, Inc. (a)	17,500	117,075
ON Semiconductor Corp. (a)	17,100	71,307
Pericom Semiconductor Corp. (a)	18,100	111,677
PMC-Sierra, Inc. (a)	68,500	333,595
QLogic Corp. (a)	36,700	415,444
Rudolph Technologies, Inc. (a)	1,400	3,934
Semtech Corp. (a)	26,800	314,900
Silicon Image, Inc. (a)	44,700	164,049
Silicon Laboratories, Inc. (a)	12,100	278,663
Skyworks Solutions, Inc. (a)	57,600	248,832
Standard Microsystems Corp. (a)	6,800	94,180
Supertex, Inc. (a)	5,000	113,450
Techwell, Inc. (a)	1,600	9,040
Teradyne, Inc. (a)	78,200	376,142
Tessera Technologies, Inc. (a)	1,100	12,936
TriQuint Semiconductor, Inc. (a)	19,000	38,380
Ultra Clean Holdings, Inc. (a)	1,100	1,232
Ultratech, Inc. (a)	11,600	129,920
Varian Semiconductor Equipment Associates, Inc. (a)	9,500	180,880
Veeco Instruments, Inc. (a)	18,200	87,906
Verigy Ltd. (a)	12,500	103,875
Volterra Semiconductor Corp. (a)	15,300	107,100
Zoran Corp. (a)	9,610	57,083
		8,436,162
Software – 3.6%
Actuate Corp. (a)	658	2,342
Acxiom Corp.	39,900	379,449
Advent Software, Inc. (a)	1,700	37,111
Allscripts Heathcare Solutions, Inc.	8,700	73,254
American Reprographics Co. (a)	12,900	78,432
ArcSight, Inc. (a)	400	3,716
Aspen Technology, Inc. (a)	25,180	168,706
athenahealth, Inc. (a)	500	18,040
Autodesk, Inc. (a)	4,500	74,520
Avid Technology, Inc. (a)	11,700	117,117
Blackbaud, Inc.	1,900	21,147
Bottomline Technologies, Inc. (a)	2,400	16,032
Commvault Systems, Inc. (a)	1,600	21,232
Computer Programs & Systems, Inc.	1,800	45,234
Compuware Corp. (a)	16,300	105,950
CSG Systems International, Inc. (a)	18,337	265,886
DemandTec, Inc. (a)	700	4,690
Digi International, Inc. (a)	3,900	29,640
Double-Take Software, Inc. (a)	1,500	11,355
EPIQ Systems, Inc. (a)	7,000	124,040
Fair Isaac Corp.	25,874	328,600
FalconStor Software, Inc. (a)	3,400	10,846
IMS Health, Inc.	1,200	17,424
infoGROUP, Inc.	4,100	15,129
Interactive Intelligence, Inc. (a)	3,400	23,358
JDA Software Group, Inc. (a)	14,100	157,920
Lawson Software, Inc. (a)	7,900	33,338
MicroStrategy, Inc. Class A (a)	4,168	161,302
MSC Software Corp. (a)	2,900	16,878
Noah Education Holdings Ltd. ADR (Cayman Islands)	5,330	15,244
Nuance Communications, Inc. (a)	1,000	9,860
Omnicell, Inc. (a)	5,900	46,079
Open Text Corp. (a)	9,030	316,321
Parametric Technology Corp. (a)	30,000	270,000
Pegasystems, Inc.	2,300	31,211
Phoenix Technologies Ltd. (a)	1,000	2,580
Progress Software Corp. (a)	7,500	127,950
PROS Holdings, Inc. (a)	900	5,409
Quest Software, Inc. (a)	26,000	324,220
Renaissance Learning, Inc.	100	723
RightNow Technologies, Inc. (a)	11,600	67,744
Schawk, Inc. Class A	7,000	56,980
Seachange International, Inc. (a)	8,700	51,504
SEI Investments Co.	700	8,869
Smith Micro Software, Inc. (a)	3,900	20,670
Solera Holdings, Inc. (a)	800	19,272
Soundbite Communications, Inc. (a)	4,800	7,584
SPSS, Inc. (a)	5,599	143,782
Sybase, Inc. (a)	3,100	84,661
Synchronoss Technologies, Inc. (a)	5,800	49,358
SYNNEX Corp. (a)	14,500	222,575
Take Two Interactive Software, Inc.	18,200	127,764
Taleo Corp. Class A (a)	7,300	61,539
THE9 Ltd. ADR (Cayman Islands)	700	10,584
Tyler Technologies, Inc. (a)	10,600	133,454
The Ultimate Software Group, Inc. (a)	1,900	26,163
Wind River Systems, Inc. (a)	35,900	286,123
		4,890,911
Telecommunications – 5.1%
3Com Corp. (a)	83,800	195,254
Acme Packet, Inc. (a)	6,800	29,920
Adaptec, Inc. (a)	32,200	89,838
ADTRAN, Inc.	15,300	231,795

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Alaska Communications Systems Group, Inc.	7,974	$66,583
Anixter International, Inc. (a)	6,800	183,464
Applied Signal Technology, Inc.	300	5,262
Atheros Communications, Inc. (a)	6,400	76,864
Atlantic Tele-Network, Inc.	4,200	90,300
BigBand Networks, Inc. (a)	5,000	25,250
Black Box Corp.	4,160	90,813
Cbeyond, Inc. (a)	5,500	86,570
Centennial Communications Corp. (a)	48,600	397,548
Ciena Corp. (a)	30,600	190,944
Cincinnati Bell, Inc. (a)	110,891	154,139
CommScope, Inc. (a)	14,400	207,648
Comtech Telecommunications (a)	1,600	62,080
EchoStar Corp. (a)	2,300	34,638
Embarq Corp.	4,500	160,740
EMS Technologies, Inc. (a)	5,652	135,648
Extreme Networks (a)	5,485	9,708
Finisar Corp. (a)	25,600	13,056
General Communication, Inc. Class A (a)	4,100	26,937
Global Crossing Ltd. (a)	5,300	32,542
Harris Stratex Networks, Inc. Class A (a)	2,700	18,630
Hughes Communications, Inc. (a)	1,100	13,277
Hypercom Corp. (a)	500	760
ICO Global Communications Holdings Ltd. (a)	2,200	1,298
InterDigital, Inc. (a)	9,700	313,601
Iowa Telecommunications Services, Inc.	12,400	159,340
iPCS, Inc. (a)	4,600	22,816
Ixia (a)	16,100	85,652
JDS Uniphase Corp. (a)	91,700	332,871
Knology, Inc. (a)	4,200	19,740
Loral Space & Communications, Inc. (a)	100	1,321
Mastec, Inc. (a)	22,300	237,049
Netgear, Inc. (a)	4,200	46,704
NeuStar, Inc. Class A (a)	10,900	148,458
NII Holdings, Inc. (a)	2,100	40,740
NTELOS Holdings Corp.	15,200	328,928
Oplink Communications, Inc. (a)	1,800	12,726
PAETEC Holding Corp. (a)	2,600	3,510
Parkervision, Inc. (a)	4,100	7,339
Plantronics, Inc.	30,100	305,515
Polycom, Inc. (a)	8,500	119,425
Powerwave Technologies, Inc. (a)	62,800	28,260
Premiere Global Services, Inc. (a)	39,400	381,786
Qwest Communications International, Inc.	21,900	70,518
RCN Corp. (a)	800	2,944
RF Micro Devices, Inc. (a)	70,500	76,140
SAVVIS, Inc. (a)	600	3,828
ShoreTel, Inc. (a)	3,700	14,726
Sonus Networks, Inc. (a)	8,600	11,352
Starent Networks Corp. (a)	2,000	29,400
Switch and Data Facilities Co., Inc. (a)	2,500	17,200
Symmetricom, Inc. (a)	1,400	5,194
Syniverse Holdings, Inc. (a)	16,000	216,960
Tekelec (a)	19,000	235,980
Telephone & Data Systems, Inc.	1,100	33,561
Tellabs, Inc. (a)	85,600	353,528
TW Telecom, Inc. (a)	39,300	300,645
US Cellular Corp. (a)	1,700	71,315
USA Mobility, Inc. (a)	8,500	89,845
UTStarcom, Inc. (a)	31,500	46,305
Viasat, Inc. (a)	5,603	124,162
		6,930,890
Textiles – 0.2%
G&K Services, Inc. Class A	5,900	108,855
UniFirst Corp.	4,000	104,960
		213,815
Toys, Games & Hobbies – 0.2%
JAKKS Pacific, Inc. (a)	10,200	187,068
Leapfrog Enterprises, Inc. (a)	18,100	36,381
RC2 Corp. (a)	3,500	20,335
		243,784
Transportation – 1.9%
ABX Holdings, Inc. (a)	3,000	720
Alexander & Baldwin, Inc.	700	15,428
American Commercial Lines, Inc. (a)	18,300	73,932
Arkansas Best Corp.	12,800	299,392
Atlas Air Worldwide Holdings, Inc. (a)	7,900	114,629
CAI International, Inc. (a)	9,100	20,475
Celadon Group, Inc. (a)	3,600	28,152
DHT Maritime, Inc.	500	3,105
Excel Maritime Carriers Ltd.	4,600	30,360
Frontline Ltd.	1,000	28,510
Genco Shipping & Trading Ltd.	12,700	197,485
General Maritime Corp.	10,474	111,234
Gulfmark Offshore, Inc. (a)	6,800	162,792
Horizon Lines, Inc.	3,000	10,320
Hub Group, Inc. Class A (a)	2,243	50,916
Kirby Corp. (a)	3,000	71,940
Knightsbridge Tankers Ltd.	7,500	113,250
Marten Transport Ltd. (a)	9,000	158,940
Overseas Shipholding Group, Inc.	4,700	167,790
Pacer International, Inc.	21,975	188,985
Safe Bulkers, Inc.	14,200	90,312
Star Bulk Carriers Corp.	14,886	32,749
TBS International Ltd. (a)	13,400	131,856
Teekay Tankers Ltd. Class A	6,600	77,418
Ultrapetrol Bahamas Ltd. (a)	600	1,368
UTI Worldwide, Inc.	900	9,864
Werner Enterprises, Inc.	20,500	307,500
YRC Worldwide, Inc. (a)	33,000	95,040
		2,594,462

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Trucking & Leasing – 0.2%
AMERCO (a)	1,000	$30,750
GATX Corp.	5,200	125,320
Greenbrier Cos., Inc.	1,600	8,880
TAL International Group, Inc.	2,400	25,152
Textainer Group Holdings Ltd.	3,200	27,808
		217,910
Water – 0.1%
Cascal NV	12,700	57,785
Pico Holdings, Inc. (a)	1,100	27,962
SJW Corp.	3,800	102,182
		187,929
TOTAL COMMON STOCK (Cost $227,778,014)		135,957,296
TOTAL EQUITIES (Cost $227,778,014)		135,957,296
WARRANTS – 0.0%
Mining – 0.0%
Redcorp Ventures Ltd. Expires 7/10/09, Strike 0.65	169,400	685
TOTAL WARRANTS (Cost $0)		685
TOTAL LONG-TERM INVESTMENTS (Cost $227,778,014)		135,957,981
	Principal Amount
SHORT-TERM INVESTMENTS – 0.8%
Repurchase Agreement – 0.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/30/09, 0.050%, due 2/02/09 (b)	$1,054,640	1,054,640
TOTAL SHORT-TERM INVESTMENTS (Cost $1,054,640)		1,054,640
TOTAL INVESTMENTS – 100.1% (Cost $228,832,654) (c)		137,012,621
Other Assets/ (Liabilities) — (0.1)%		(177,738)
NET ASSETS – 100.0%		$136,834,883

Notes to Portfolio of Investments
ADR	- American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,054,644. Collateralized by U.S. Government Agency obligations with rates ranging from 5.000% - 7.100%, maturity dates ranging from 6/01/21 - 9/15/24, and an aggregate market value, including accrued interest, of $1,077,629.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments

January 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.0%
COMMON STOCK — 98.5%
Aerospace & Defense – 5.0%
Boeing Co.	38,000	$1,607,780
Empresa Brasileira de Aeronautica SA ADR (Brazil)	134,900	2,032,943
European Aeronautic Defence and Space Co.	216,010	3,777,930
Lockheed Martin Corp.	27,400	2,247,896
Northrop Grumman Corp.	37,500	1,804,500
Raytheon Co.	66,800	3,381,416
		14,852,465
Apparel – 0.9%
Burberry Group PLC	242,800	886,724
Tod's SpA	47,200	1,608,799
		2,495,523
Auto Manufacturers – 1.7%
Bayerische Motoren Werke AG	98,974	2,347,429
Toyota Motor Corp.	81,430	2,596,819
		4,944,248
Banks – 2.7%
HSBC Holdings PLC	401,230	3,107,955
Societe Generale	39,733	1,675,166
Sumitomo Mitsui Financial Group, Inc.	83,500	3,307,408
		8,090,529
Beverages – 3.2%
Cia de Bebidas das Americas ADR (Brazil)	56,200	2,292,398
Diageo PLC	148,794	2,027,506
Fomento Economico Mexicano SAB de CV	1,317,600	3,685,980
Grupo Modelo SAB de CV Class C	572,700	1,531,408
		9,537,292
Biotechnology – 1.1%
Basilea Pharmaceutica (a)	4,653	581,188
InterMune, Inc. (a)	50,100	573,144
NicOx SA (a)	40,390	442,754
Regeneron Pharmaceuticals, Inc. (a)	33,900	592,572
Seattle Genetics, Inc. (a)	113,500	1,145,215
		3,334,873
Commercial Services – 2.4%
Automatic Data Processing, Inc.	127,900	4,646,607
Secom Co. Ltd.	60,100	2,518,950
		7,165,557
Cosmetics & Personal Care – 1.3%
Colgate-Palmolive Co.	60,500	3,934,920
Diversified Financial – 2.8%
CME Group, Inc.	1,700	295,647
Credit Suisse Group	167,402	4,282,682
SLM Corp. (a)	321,700	3,683,465
		8,261,794
Electric – 0.9%
Fortum Oyj	141,600	2,764,240
Electrical Components & Equipment – 1.2%
Emerson Electric Co.	72,900	2,383,830
Mitsubishi Electric Corp.	260,000	1,184,552
		3,568,382
Electronics – 5.7%
Fanuc Ltd.	19,400	1,150,757
Hoya Corp.	152,200	2,703,788
Keyence Corp.	15,320	2,780,019
Koninklijke Philips Electronics NV	213,300	3,868,197
Kyocera Corp.	24,600	1,571,251
Murata Manufacturing Co. Ltd.	92,210	3,459,057
Nidec Corp.	25,900	1,224,458
		16,757,527
Entertainment – 0.4%
Aristocrat Leisure Ltd.	74,300	175,971
International Game Technology	65,600	695,360
Shuffle Master, Inc. (a)	97,100	329,169
		1,200,500
Foods – 2.1%
Cadbury Schweppes PLC	322,419	2,590,808
Tesco PLC	719,858	3,708,821
		6,299,629
Health Care — Services – 1.7%
Aetna, Inc.	112,600	3,490,600
WellPoint, Inc. (a)	38,200	1,583,390
		5,073,990
Holding Company — Diversified – 1.6%
LVMH Moet Hennessy Louis Vuitton SA	86,120	4,708,096
Home Furnishing – 1.4%
Sony Corp.	213,800	4,134,023
Household Products – 1.5%
Hindustan Unilever Ltd.	154,900	825,628
Reckitt Benckiser Group PLC	94,416	3,634,385
		4,460,013
Insurance – 3.3%
AFLAC, Inc.	87,100	2,021,591
Allianz SE	42,657	3,589,880
Prudential PLC	434,912	2,084,211
Sony Financial Holdings, Inc.	375	1,226,363
XL Capital Ltd. Class A	229,400	665,260
		9,587,305
Internet – 1.4%
eBay, Inc. (a)	333,200	4,005,064
Investment Companies – 0.9%
Investor AB Class B	235,648	2,732,448
Leisure Time – 1.5%
Carnival Corp.	176,500	3,210,535
Sega Sammy Holdings, Inc.	95,600	1,200,559
		4,411,094
Manufacturing – 3.5%
3M Co.	76,300	4,104,177
Siemens AG	112,330	6,296,942
		10,401,119
Media – 3.2%
Dish TV India Ltd. (a)	453,098	184,565
Grupo Televisa SA Sponsored ADR (Mexico)	259,700	3,633,203
Sirius Satellite Radio, Inc. (a)	1,991,976	239,037

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Walt Disney Co.	202,400	$4,185,632
Wire and Wireless India Ltd. (a)	422,651	83,720
Zee Entertainment Enterprises Ltd.	472,202	1,055,696
		9,381,853
Metal Fabricate & Hardware – 1.3%
Assa Abloy AB, Series B	393,400	3,944,951
Oil & Gas – 3.1%
BP PLC Sponsored ADR (United Kingdom)	67,500	2,866,725
Husky Energy, Inc.	145,200	3,574,515
Total SA	56,630	2,832,509
		9,273,749
Oil & Gas Services – 2.1%
Technip SA	89,170	2,775,688
Transocean Ltd. (a)	61,772	3,373,987
		6,149,675
Pharmaceuticals – 4.9%
Acadia Pharmaceuticals, Inc. (a)	29,400	29,694
Roche Holding AG	60,453	8,488,353
Sanofi-Aventis	53,500	3,012,917
Shionogi & Co. Ltd.	91,800	1,955,359
Theravance, Inc. (a)	80,400	1,059,672
		14,545,995
Retail – 8.5%
Bulgari SpA	293,500	1,215,910
Hennes & Mauritz AB Class B	124,816	4,818,087
Inditex SA	110,800	4,229,797
McDonald's Corp.	84,400	4,896,888
Seven & I Holdings Co. Ltd.	78,111	2,081,533
Tiffany & Co.	136,800	2,838,600
Wal-Mart Stores, Inc.	106,100	4,999,432
		25,080,247
Semiconductors – 5.4%
Altera Corp.	204,200	3,140,596
Cree, Inc. (a)	54,200	1,080,206
Linear Technology Corp.	82,500	1,932,150
Maxim Integrated Products, Inc.	200,000	2,646,000
MediaTek, Inc.	436,689	3,152,913
Taiwan Semiconductor Manufacturing Co. Ltd.	2,114,503	2,555,388
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	169,778	1,280,126
		15,787,379
Software – 8.5%
Adobe Systems, Inc. (a)	196,300	3,790,553
Infosys Technologies Ltd.	192,097	5,080,229
Intuit, Inc. (a)	233,900	5,297,835
Microsoft Corp.	298,000	5,095,800
SAP AG	161,852	5,747,188
		25,011,605
Telecommunications – 11.5%
Corning, Inc.	297,300	3,005,703
Juniper Networks, Inc. (a)	346,900	4,912,104
KDDI Corp.	911	5,691,880
SK Telecom Co. Ltd. ADR (South Korea)	68,300	1,116,705
Tandberg ASA	172,500	2,125,007
Telefonaktiebolaget LM Ericsson Class B	1,604,092	12,809,911
Turkcell Iletisim Hizmetleri AS ADR Sponsored ADR (Turkey)	100,900	1,328,853
Vodafone Group PLC	1,674,188	3,103,879
		34,094,042
Toys, Games & Hobbies – 0.8%
Nintendo Co. Ltd.	7,600	2,337,742
Transportation – 0.8%
TNT NV	138,200	2,408,712
Venture Capital – 0.2%
3i Group PLC	171,490	558,380
TOTAL COMMON STOCK (Cost $419,726,405)		291,294,961
PREFERRED STOCK — 0.5%
Auto Manufacturers – 0.4%
Bayerische Motoren Werke AG	36,336	603,736
Porsche Automobil Holdings SE	10,833	639,686
Pharmaceuticals – 0.1%
Schering Plough Corp.	1,500	261,015
TOTAL PREFERRED STOCK (Cost $2,710,632)		1,504,437
TOTAL EQUITIES (Cost $422,437,037)		292,799,398
	Principal Amount
BONDS & NOTES – 0.1%
CORPORATE DEBT — 0.1%
Pharmaceuticals – 0.1%
Theravance, Inc. 3.000% 1/15/15	$518,000	347,708
TOTAL CORPORATE DEBT (Cost $518,000)		347,708
TOTAL BONDS & NOTES (Cost $518,000)		347,708
	Number of Shares
MUTUAL FUND – 0.8%
Diversified Financial – 0.8%
Oppenheimer Institutional Money Market Fund Class E (b)	2,341,696	2,341,696
TOTAL MUTUAL FUND (Cost $2,341,696)		2,341,696
TOTAL LONG-TERM INVESTMENTS (Cost $425,296,733)		295,488,802
TOTAL INVESTMENTS – 99.9% (Cost $425,296,733) (c)		295,488,802
Other Assets/ (Liabilities) — 0.1%		285,091
NET ASSETS – 100.0%		$295,773,893

Notes to Portfolio of Investments

ADR	- American Depositary Receipt
(a)	Non-income producing security.
(b)	Affiliated issuer. (Note 4).
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments

January 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 95.1%
COMMON STOCK — 93.4%
Aerospace & Defense – 0.7%
Empresa Brasileira de Aeronautica SA	948,819	$3,562,812
Agriculture – 0.4%
British American Tobacco PLC	78,042	2,134,498
Apparel – 0.6%
Burberry Group PLC	836,052	3,053,326
Auto Manufacturers – 2.0%
Bayerische Motoren Werke AG	42,446	1,006,719
Honda Motor Co. Ltd.	189,926	4,245,609
Toyota Motor Corp.	143,500	4,576,244
		9,828,572
Banks – 0.3%
ICICI Bank Ltd. Sponsored ADR (India)	90,875	1,497,620
Beverages – 1.6%
C&C Group PLC	879,578	879,280
Heineken NV	74,500	2,193,963
Pernod-Ricard SA	75,018	4,717,866
		7,791,109
Biotechnology – 1.7%
CSL Ltd., Australia	259,800	6,138,955
Marshall Edwards, Inc. (a)	2,091,980	983,231
NicOx SA (a)	105,719	1,158,889
		8,281,075
Building Materials – 0.4%
Sika AG	2,723	2,142,077
Chemicals – 1.1%
Filtrona PLC	1,419,716	2,574,198
Nufarm Ltd.	413,710	2,941,621
		5,515,819
Commercial Services – 7.5%
Aggreko PLC	575,680	3,248,869
BTG PLC (a)	906,241	1,941,229
Bunzl PLC	784,965	6,424,558
Capita Group PLC	1,353,870	13,636,273
Dignity PLC	244,610	2,161,352
Experian Group Ltd.	695,228	4,339,092
Prosegur Cia de Seguridad SA	188,529	5,784,521
		37,535,894
Computers – 0.0%
Logitech International SA (a)	19,310	186,955
Cosmetics & Personal Care – 0.3%
L'Oreal SA	25,680	1,708,691
Distribution & Wholesale – 0.1%
Wolseley PLC	189,860	471,155
Diversified Financial – 2.8%
Collins Stewart PLC	3,304,601	2,543,164
Credit Suisse Group	79,125	2,024,272
Housing Development Finance Corp.	34,000	1,056,338
ICAP PLC	1,166,790	3,957,747
Paragon Group of Cos. PLC	1,621,404	1,083,333
Tullett Prebon PLC	1,616,341	3,566,436
		14,231,290
Electric – 0.3%
Fortum Oyj	87,300	1,704,224
Electrical Components & Equipment – 0.7%
Ushio, Inc.	261,300	3,300,801
Electronics – 7.0%
Art Advanced Research Technologies, Inc.	2,757,900	89,216
Art Advanced Research Technologies, Inc. (a)	3,163,727	102,345
Art Advanced Research Technologies, Inc.	2,653,076	85,825
Art Advanced Research Technologies, Inc.	836,671	27,066
Hoya Corp.	350,900	6,233,635
Ibiden Co. Ltd.	101,094	2,039,136
Keyence Corp.	43,009	7,804,559
Koninklijke Philips Electronics NV	143,900	2,609,628
Nidec Corp.	210,900	9,970,584
Nippon Electric Glass Co. Ltd.	167,000	1,090,241
Omron Corp.	140,121	1,656,254
Phoenix Mecano	10,935	3,191,574
		34,900,063
Energy — Alternate Sources – 0.5%
Ceres Power Holdings PLC (a)	1,530,018	2,330,652
Engineering & Construction – 3.5%
ABB Ltd. (a)	915,367	11,882,673
Boskalis Westminster	51,457	1,041,435
Leighton Holdings Ltd.	171,669	1,794,538
Trevi Finanziaria SpA	171,600	1,425,318
Vinci SA	40,919	1,401,617
		17,545,581
Entertainment – 0.4%
William Hill PLC	592,256	2,010,760
Foods – 2.5%
Barry Callebaut AG (a)	15,028	6,763,991
Nestle SA	90,579	3,127,379
Woolworths Ltd.	164,316	2,876,034
		12,767,404
Health Care — Products – 7.8%
Cie Generale d'Optique Essilor International SA	92,890	3,552,723
DiaSorin SpA	167,000	3,033,270
Luxottica Group SpA	172,600	2,433,783
Nobel Biocare Holding AG	48,215	741,539
Ortivus AB Class A (a)	114,300	43,855
Ortivus AB Class B (a)	859,965	348,386
Smith & Nephew PLC	467,305	3,377,957
Sonova Holding AG	51,970	2,520,049
Straumann Holding AG	23,073	3,532,510
Synthes, Inc.	111,284	13,424,186
Terumo Corp.	121,900	4,122,691
William Demant Holding (a)	63,200	2,092,542
		39,223,491
Health Care — Services – 2.4%
Sonic Healthcare Ltd.	1,362,767	12,004,453
Holding Company — Diversified – 0.5%
LVMH Moet Hennessy Louis Vuitton SA	48,370	2,644,341
Home Furnishing – 0.4%
SEB SA	91,279	2,160,470
Household Products – 0.7%
Reckitt Benckiser Group PLC	88,546	3,408,429

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance – 3.1%
Allianz SE	16,724	$1,407,439
AMP Ltd.	494,508	1,640,593
Prudential PLC	802,844	3,847,437
QBE Insurance Group Ltd.	564,324	8,528,226
		15,423,695
Internet – 2.6%
United Internet AG	277,479	2,024,738
Yahoo! Japan Corp.	34,326	10,908,372
		12,933,110
Investment Companies – 0.1%
Reinet Investments SCA (a)	31,016	289,823
Leisure Time – 0.6%
Carnival Corp.	154,700	2,813,993
Machinery — Construction & Mining – 0.5%
Outotec OYJ	75,700	1,076,525
Takeuchi Manufacturing Co. Ltd.	169,542	1,241,921
		2,318,446
Machinery — Diversified – 2.0%
Alstom	157,060	7,620,403
Demag Cranes AG	100,623	2,291,293
		9,911,696
Manufacturing – 1.6%
Aalberts Industries NV	729,046	4,154,785
Siemens AG	66,016	3,700,693
		7,855,478
Media – 2.3%
British Sky Broadcasting Group PLC	366,350	2,617,659
Grupo Televisa SA Sponsored ADR (Mexico)	176,400	2,467,836
Mediaset SpA	199,500	971,444
Vivendi SA	143,410	3,702,249
Zee Entertainment Enterprises Ltd.	727,116	1,625,604
		11,384,792
Mining – 2.5%
Cia Vale do Rio Doce Sponsored ADR (Brazil)	459,900	5,583,186
Impala Platinum Holdings Ltd.	385,100	4,418,019
Rio Tinto PLC	110,865	2,397,217
		12,398,422
Office Equipment/Supplies – 1.0%
Canon, Inc.	190,000	5,106,022
Oil & Gas – 3.8%
BG Group PLC	650,540	8,933,087
BP PLC Sponsored ADR (United Kingdom)	97,500	4,140,825
Total SA	121,940	6,099,173
		19,173,085
Oil & Gas Services – 1.7%
Maire Tecnimont SpA	1,017,600	1,558,893
Saipem SpA	83,400	1,272,724
Technip SA	181,740	5,657,211
		8,488,828
Pharmaceuticals – 7.0%
Astellas Pharma, Inc.	46,370	1,748,386
GlaxoSmithKline PLC	60,402	1,063,026
Grifols SA	259,900	4,574,977
NeuroSearch AS (a)	211,709	6,324,249
Novogen Ltd. (a)	3,071,190	1,459,790
Roche Holding AG	62,554	8,783,360
Sanofi-Aventis	61,813	3,481,074
Santhera Pharmaceuticals AG (a)	25,722	1,073,045
Shionogi & Co. Ltd.	154,000	3,280,232
Takeda Pharmaceutical Co. Ltd.	69,300	3,237,421
		35,025,560
Real Estate – 1.0%
Solidere GDR (Lebanon) (b)	330,149	4,856,492
Retail – 2.8%
Compagnie Financiere Richemont AG Class A	131,177	1,914,709
Enterprise Inns PLC	808,980	558,264
Hennes & Mauritz AB Class B	80,700	3,115,142
Inditex SA	127,200	4,855,868
PPR SA	19,930	1,008,382
Swatch Group AG	21,714	2,421,688
		13,874,053
Software – 5.9%
Autonomy Corp. PLC (a)	810,476	12,754,569
Compugroup Holding AG (a)	230,714	1,152,394
Infosys Technologies Ltd.	221,838	5,866,764
Proteome Systems Ltd.	11,643,300	259,832
Sage Group PLC	740,350	1,935,320
SAP AG	113,072	4,015,064
Square Enix Co. Ltd.	56,200	1,504,335
Temenos Group AG (a)	223,518	1,956,383
		29,444,661
Telecommunications – 5.8%
KDDI Corp.	735	4,592,242
Nokia Oyj	104,500	1,282,394
Tandberg ASA	809,500	9,972,134
Telefonaktiebolaget LM Ericsson Class B	1,214,460	9,698,399
Vodafone Group PLC	1,843,577	3,417,920
		28,963,089
Toys, Games & Hobbies – 2.0%
Nintendo Co. Ltd.	33,400	10,273,761
Transportation – 0.7%
Toll Holdings Ltd.	256,607	884,419
Tsakos Energy Navigation Ltd.	136,888	2,636,463
		3,520,882
Venture Capital – 0.2%
3i Group PLC	380,796	1,239,890
TOTAL COMMON STOCK (Cost $640,471,426)		467,237,340
PREFERRED STOCK — 1.7%
Auto Manufacturers – 0.4%
Porsche Automobil Holdings SE	32,454	1,916,400
Insurance – 1.3%
Ceres, Inc., Series C (c)	900,000	5,850,000
Ceres, Inc., Series C-1 (c)	96,820	629,330
Ceres, Inc., Series D (c)	29,700	193,050
		6,672,380
TOTAL PREFERRED STOCK (Cost $7,866,436)		8,588,780
TOTAL EQUITIES (Cost $648,337,862)		475,826,120

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
WARRANTS – 0.0%
Biotechnology – 0.0%
Marshall Edwards, Inc. Warrants, Expires 7/11/10, Strike 4.35 (c)	97,405	$4,956
TOTAL WARRANTS (Cost $0)		4,956
MUTUAL FUND – 4.8%
Diversified Financial – 4.8%
Oppenheimer Institutional Money Market Fund Class E (d)	24,223,573	24,223,573
TOTAL MUTUAL FUND (Cost $24,223,573)		24,223,573
TOTAL LONG-TERM INVESTMENTS (Cost $672,561,435)		500,054,649
TOTAL INVESTMENTS – 99.9% (Cost $672,561,435) (e)		500,054,649
Other Assets/ (Liabilities) — 0.1%		285,283
NET ASSETS – 100.0%		$500,339,932

Notes to Portfolio of Investments

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, these securities amounted to a value of $4,856,492 or 0.97% of net assets.
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Affiliated issuer. (Note 4).
(e)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund – Portfolio of Investments

January 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.2%
COMMON STOCK — 96.1%
Aerospace & Defense – 4.5%
BAE Systems PLC	288,284	$1,674,403
Rolls-Royce Group PLC (a)	395,089	1,894,532
		3,568,935
Agriculture – 2.5%
Imperial Tobacco Group PLC	73,025	1,989,754
Banks – 9.5%
Industrial & Commercial Bank of China	2,482,000	1,055,361
Julius Baer Holding AG	55,321	1,641,240
Mitsubishi UFJ Financial Group, Inc.	307,400	1,704,671
Standard Chartered PLC	126,211	1,589,500
Sumitomo Mitsui Financial Group, Inc.	40,700	1,612,114
		7,602,886
Chemicals – 8.0%
K+S AG	36,719	1,735,456
Lonza Group AG Registered	19,320	1,760,125
Syngenta AG	8,184	1,581,622
Yara International ASA	58,104	1,305,346
		6,382,549
Commercial Services – 4.2%
De La Rue PLC	126,257	1,705,512
Secom Co. Ltd.	38,600	1,617,828
		3,323,340
Cosmetics & Personal Care – 2.0%
Unicharm Corp.	23,200	1,591,611
Foods – 3.6%
Tesco PLC	267,272	1,377,027
Unilever PLC	68,034	1,490,805
		2,867,832
Holding Company — Diversified – 1.7%
TUI Travel PLC	428,119	1,384,115
Household Products – 1.7%
Reckitt Benckiser Group PLC	34,719	1,336,449
Insurance – 8.1%
Admiral Group PLC	117,836	1,523,863
AXA SA	103,496	1,612,286
Muenchener Rueckversicherungs AG	12,127	1,612,448
Zurich Financial Services AG	9,590	1,729,321
		6,477,918
Mining – 8.4%
Centamin Egypt Ltd. (a)	2,491,695	1,507,546
Lihir Gold Ltd. (a)	1,000,341	2,014,426
Peter Hambro Mining PLC	192,711	1,551,725
Randgold Resources Ltd.	37,115	1,659,850
		6,733,547
Oil & Gas – 11.1%
BG Group PLC	120,613	1,656,234
BP PLC	215,931	1,526,907
ENI SpA	76,498	1,622,955
Total SA	39,719	1,986,658
Tullow Oil PLC	207,087	2,058,885
		8,851,639
Pharmaceuticals – 7.5%
Actelion Ltd. (a)	26,401	1,434,582
Bayer AG	27,075	1,445,022
Novartis AG	35,195	1,454,269
Novo Nordisk A/S Class B	31,748	1,694,049
		6,027,922
Real Estate – 3.6%
Mitsui Fudosan Co. Ltd.	97,000	1,248,600
Sun Hung Kai Properties Ltd.	179,000	1,591,382
		2,839,982
Retail – 1.8%
Seven & I Holdings Co. Ltd.	53,100	1,415,030
Telecommunications – 11.7%
Hellenic Telecommunications Organization SA	103,357	1,557,833
Koninklijke KPN NV	104,186	1,391,441
Mobistar SA	20,814	1,531,203
NTT DoCoMo, Inc.	884	1,539,258
Telefonica SA	89,206	1,586,739
Vodafone Group PLC	956,187	1,772,733
		9,379,207
Transportation – 4.1%
Central Japan Railway Co.	202	1,436,718
Tokyu Corp.	434,000	1,876,203
		3,312,921
Water – 2.1%
Suez Environnement SA (a)	104,040	1,662,511
TOTAL COMMON STOCK (Cost $97,701,123)		76,748,148
PREFERRED STOCK — 2.1%
Health Care — Products – 2.1%
Fresenius SE	29,540	1,637,282
TOTAL PREFERRED STOCK (Cost $1,857,556)		1,637,282
TOTAL EQUITIES (Cost $99,558,679)		78,385,430
TOTAL LONG-TERM INVESTMENTS (Cost $99,558,679)		78,385,430
	Principal Amount
SHORT-TERM INVESTMENTS – 3.6%
Repurchase Agreement – 3.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/30/09, 0.050%, due 2/02/09 (b)	$2,893,418	2,893,418
TOTAL SHORT-TERM INVESTMENTS (Cost $2,893,418)		2,893,418
TOTAL INVESTMENTS – 101.8% (Cost $102,452,097) (c)		81,278,848
Other Assets/ (Liabilities) — (1.8)%		(1,458,284)
NET ASSETS – 100.0%		$79,820,564

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $2,893,430. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/15/24, and an aggregate market value, including accrued interest, of $2,951,626.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments

January 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.1%
COMMON STOCK — 94.9%
Agriculture – 2.7%
KT&G Corp.	21,022	$1,256,172
Apparel – 2.2%
Far Eastern Textile Co. Ltd.	734,000	451,271
XTEP International Holdings	2,628,500	568,308
		1,019,579
Automotive & Parts – 1.5%
Hyundai Mobis	14,655	680,189
Banks – 17.5%
Banco Itau Holding Financeira SA Sponsored ADR (Brazil)	82,264	825,930
Bank Rakyat Indonesia	676,500	263,976
Bumiputra-Commerce Holdings Bhd	196,400	345,215
China Construction Bank Corp.	2,263,000	1,106,101
Commercial International Bank	134,317	777,568
Credicorp Ltd.	24,100	995,330
Industrial & Commercial Bank of China	2,647,000	1,125,520
Kasikornbank PCL	363,100	465,737
Turkiye Garanti Bankasi AS (a)	442,061	594,704
Turkiye Is Bankasi	275,714	607,875
Uniao de Bancos Brasileiros SA	17,725	997,563
		8,105,519
Beverages – 0.6%
Grupo Modelo SAB de CV Class C	108,400	289,863
Chemicals – 2.2%
Israel Chemicals Ltd.	74,909	506,274
Taiwan Fertilizer Co. Ltd.	322,000	517,078
		1,023,352
Cosmetics & Personal Care – 0.8%
LG Household & Health Care Ltd.	3,060	367,456
Diversified Financial – 3.2%
Grupo Financiero Banorte SAB de CV	157,101	207,469
Redecard SA	66,800	757,697
Shinhan Financial Group Co. Ltd. Sponsored ADR (Republic of Korea) (a)	13,140	523,892
		1,489,058
Electric – 0.8%
Cia Energetica de Minas Gerais Sponsored ADR (Brazil)	27,158	369,077
Foods – 1.4%
Perdigao SA Sponsored ADR (Brazil)	8,500	230,605
Wimm-Bill-Dann Foods OJSC Sponsored ADR (Russia) (a)	16,397	397,627
		628,232
Health Care — Products – 2.5%
Hengan International Group Co. Ltd.	351,000	1,167,745
Holding Company — Diversified – 0.3%
Orascom Development Holding AG (a)	6,022	143,437
Household Products – 1.3%
Hypermarcas SA (a)	120,355	581,428
Insurance – 1.5%
China Life Insurance Co. Ltd. Sponsored ADR (China)	17,368	687,425
Internet – 1.7%
NHN Corp. (a)	8,026	795,982
Media – 2.0%
Grupo Televisa SA Sponsored ADR (Mexico)	66,497	930,293
Mining – 8.9%
AngloGold Ashanti Ltd. Sponsored ADR (South Africa)	39,264	1,126,484
Cia Vale do Rio Doce Sponsored ADR (Brazil)	158,199	1,920,536
Randgold Resources Ltd. Sponsored ADR (Channel Islands)	24,200	1,075,932
		4,122,952
Oil & Gas – 14.6%
China Petroleum & Chemical Corp. Sponsored ADR (China)	2,923	158,017
Gazprom OAO Sponsored ADR (Russia)	156,332	2,029,412
LUKOIL Sponsored ADR (Russia)	26,146	857,517
LUKOIL Sponsored ADR (Russia)	8,595	281,658
Petroleo Brasileiro SA Sponsored ADR (Brazil)	83,143	1,800,878
Rosneft Oil Co. GDR (Russia)	148,900	463,522
Sasol Ltd.	43,682	1,165,984
		6,756,988
Pharmaceuticals – 3.4%
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	38,144	1,581,069
Real Estate – 4.0%
China Overseas Land & Investment Ltd.	760,000	992,824
China Resources Land Ltd.	750,000	865,043
		1,857,867
Retail – 1.7%
Wal-Mart de Mexico SAB de CV	378,191	791,248
Semiconductors – 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	63,500	478,790

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software – 1.4%
Infosys Technologies Ltd. Sponsored ADR (India)	24,802	$658,741
Telecommunications – 17.7%
America Movil SAB de C.V. Sponsored ADR (Mexico)	51,517	1,468,750
China Mobile Ltd.	315,000	2,841,478
Chunghwa Telecom Co. Ltd.	375,000	567,942
Mobile TeleSystems Sponsored ADR (Russia)	27,816	592,481
MTN Group Ltd.	115,788	1,098,638
Telekom Malaysia Bhd	429,300	376,143
Telekomunikasi Indonesia Tbk PT	1,341,000	732,566
Vimpel-Communications Sponsored ADR (Russia)	88,328	537,917
		8,215,915
TOTAL COMMON STOCK (Cost $45,503,540)		43,998,377
PREFERRED STOCK — 2.2%
Iron & Steel – 2.2%
Usinas Siderurgicas de Minas Gerais SA Class A	82,000	1,022,586
TOTAL PREFERRED STOCK (Cost $806,497)		1,022,586
TOTAL EQUITIES (Cost $46,310,037)		45,020,963
TOTAL LONG-TERM INVESTMENTS (Cost $46,310,037)		45,020,963
	Principal Amount
SHORT-TERM INVESTMENTS – 10.1%
Repurchase Agreement – 10.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/30/09, 0.050%, due 2/02/09 (b)	$4,697,349	4,697,349
TOTAL SHORT-TERM INVESTMENTS (Cost $4,697,349)		4,697,349
TOTAL INVESTMENTS – 107.2% (Cost $51,007,386) (c)		49,718,312
Other Assets/ (Liabilities) — (7.2)%		(3,354,729)
NET ASSETS – 100.0%		$46,363,583

Notes to Portfolio of Investments

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $4,697,369. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/15/24, and an aggregate market value, including accrued interest, of $4,791,900.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

Notes to Portfolio of Investments (Unaudited)

 1. The Fund

MassMutual Premier Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended. The Trust consists of the following series (each individually referred to as a "Fund" or collectively as the "Funds"): MassMutual Premier Money Market Fund ("Money Market Fund"), MassMutual Premier Short-Duration Bond Fund ("Short-Duration Bond Fund"), MassMutual Premier Inflation-Protected Bond Fund ("Inflation-Protected Bond Fund"), MassMutual Premier Core Bond Fund ("Core Bond Fund"), MassMutual Premier Diversified Bond Fund ("Diversified Bond Fund"), MassMutual Premier Strategic Income Fund ("Strategic Income Fund"), MassMutual Premier High Yield Fund ("High Yield Fund"), MassMutual Premier International Bond Fund ("International Bond Fund"), MassMutual Premier Balanced Fund ("Balanced Fund"), MassMutual Premier Value Fund ("Value Fund"), MassMutual Premier Core Value Equity Fund ("Core Value Equity Fund"), MassMutual Premier Enhanced Index Value Fund ("Enhanced Index Value Fund"), MassMutual Premier Enhanced Index Core Equity Fund ("Enhanced Index Core Equity Fund"), MassMutual Premier Main Street Fund ("Main Street Fund"), MassMutual Premier Capital Appreciation Fund ("Capital Appreciation Fund"), MassMutual Premier Enhanced Index Growth Fund ("Enhanced Index Growth Fund"), MassMutual Premier Discovery Value Fund ("Discovery Value Fund"), MassMutual Premier Small Capitalization Value Fund ("Small Capitalization Value Fund"), MassMutual Premier Main Street Small Cap Fund ("Main Street Small Cap Fund"), MassMutual Premier Small Company Opportunities Fund ("Small Company Opportunities Fund"), MassMutual Premier Global Fund ("Global Fund"), MassMutual Premier International Equity Fund ("International Equity Fund"), MassMutual Premier Focused International Fund ("Focused International Fund") and MassMutual Premier Strategic Emerging Markets Fund ("Strategic Emerging Markets Fund").

The International Bond Fund and Core Value Equity Fund commenced operations on December 20, 2007. The Strategic Emerging Markets Fund commenced operations on November 3, 2008.

Effective December 15, 2008 (the "Termination Date"), the MassMutual Premier Core Growth Fund was dissolved pursuant to a Plan of Liquidation and Termination approved by the Board of Trustees of the Fund. Shareholders of the various classes of shares of the Fund received proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Each Fund has the following five classes of shares: Class A, Class L, Class Y, Class S and Class N. Class N shares for the Money Market Fund are not currently available. Each share class invests in the same portfolio of assets. The principal economic difference among the classes is the level of service and administration fees, and shareholder and distribution services borne by the classes. Because each class will have different fees and expenses, performance and share prices among these classes will vary. The classes of shares are offered to different types of investors, as outlined in the Trust's Prospectus.

 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees ("Trustees"), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of

Notes to Portfolio of Investments (Unaudited) (Continued)

issue, trading characteristics and other market data. For all Funds, excluding the Money Market Fund, short-term securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. The Money Market Fund's portfolio securities are valued at amortized cost in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a per-share net asset value of $1.00. Shares of other funds are valued at their net asset value as reported on each business day. Swaps are marked to market daily based upon values from third party vendors or market makers to the extent available or model prices.  Valuations received from third party vendors are determined using various valuation systems and models based on the type of instrument.  The underlying inputs and market data used in such models may include broker quotes, market indices and yield curves, counterparty information, foreign exchange rates and other market data. All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent, or as noted above, are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by the Trustees.

Securities are typically valued on the basis of their readily available market quotations furnished by pricing services authorized by the Trustees. However, in certain cases, market quotations for a specific portfolio security are readily available, but the authorized pricing service may not provide a price for that security, or the price provided by such authorized pricing service is deemed unreliable by the investment adviser or sub-adviser. In such cases, market quotations provided by an established market maker for that security (i.e. broker quotes) may be used to value the security if the investment adviser has reason to believe such quotations are reasonably likely to be reliable.

In addition, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available, or is not deemed reliable by the investment adviser, or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, a fair value pricing service is used to assist in the pricing of foreign securities held by the Trust. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

The Funds adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 established a three-tier hierarchy to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that

Notes to Portfolio of Investments (Unaudited) (Continued)

reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — quoted prices (unadjusted) in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, such as those experienced in fiscal 2008, the observability of prices and inputs may be reduced for many instruments. This condition could cause a security to be reclassified from Level 1 to Level 2 or from Level 2 to Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis follows.

Exchange traded equity securities, common and preferred stock. Securities are generally valued based on quoted prices from the exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to the similar publicly traded securities and would be categorized as Level 2 of the fair value hierarchy. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the fair value is unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Notes to Portfolio of Investments (Unaudited) (Continued)

Corporate bonds.  The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset backed securities. The fair value of asset backed securities are estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

U.S. Government securities. U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Accordingly, U.S. government securities are normally categorized in Level 2 of the fair value hierarchy.

U.S. agency securities. U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued using quoted market prices. Mortgage pass-throughs include To Be Announced ("TBA") securities and mortgage pass-through certificates. TBA securities are generally valued using quoted market prices.

Derivative contracts. Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products can be modeled using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within the Level 2 of the fair value hierarchy.

The following is the aggregate value by input level as of January 31, 2009 for the Funds' investments:

	Investments in Securities
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Money Market Fund	$-	$895,508,099	$-	$895,508,099
Short-Duration Bond Fund	-	406,440,299	2,619,548	409,059,847
Inflation-Protected Bond Fund	-	233,023,569	-	233,023,569
Core Bond Fund	-	1,174,384,445	9,189,875	1,183,574,320
Diversified Bond Fund	49,922	320,461,134	2,261,418	322,772,474
Strategic Income Fund	12,336,207	281,397,244	2,181,548	295,914,999
High Yield Fund	-	130,517,788	-	130,517,788
International Bond Fund	1,052,388	26,223,019	-	27,275,407
Balanced Fund	60,364,098	55,997,007	251,506	116,612,611
Value Fund	183,228,779	6,697,918	-	189,926,697

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Core Value Equity Fund	$8,502,254	$298,353	$-	$8,800,607
Enhanced Index Value Fund	250,820,770	-	-	250,820,770
Enhanced Index Core Equity Fund	13,706,049	182,991	-	13,889,040
Main Street Fund	150,543,305	653,690	-	151,196,995
Capital Appreciation Fund	576,450,640	12,310,525	-	588,761,165
Enhanced Index Growth Fund	151,065,589	-	-	151,065,589
Discovery Value Fund	36,102,284	-	-	36,102,284
Small Capitalization Value Fund	13,723,544	403,907	-	14,127,451
Main Street Small Cap Fund	76,024,528	426,780	181	76,451,489
Small Company Opportunities Fund	135,957,296	1,054,640	685	137,012,621
Global Fund	295,141,094	347,708	-	295,488,802
International Equity Fund	493,377,313	4,956	6,672,380	500,054,649
Focused International Fund	78,385,430	2,893,418	-	81,278,848
Strategic Emerging Markets Fund	42,134,034	7,584,278	-	49,718,312

	Other Financial Instruments*
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short-Duration Bond Fund	$(654,317)	$71,560	$-	$(582,757)
Core Bond Fund	(15,162)	1,120,606	-	1,105,444
Diversified Bond Fund	-	300,318	-	300,318
Strategic Income Fund	926,284	(11,395,647)	-	(10,469,363)
International Bond Fund	128,630	-	-	128,630
Balanced Fund	(185,035)	45,966	-	(139,069)
Focused International Fund	6,822	-	-	6,822
*Other financial instruments include forwards, futures, written options and swap contracts.

Notes to Portfolio of Investments (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

	Investment in Securities
	Balance as of October 31, 2008	Accrued discounts/ (premiums)	Realized gain/(loss) and change in unrealized appreciation (depreciation)	Net purchases/ (sales)	Net transfers in and/or (out) of Level 3	Balance as of 1/31/09	Net change in unrealized appreciation (depreciation) from investments still held as of 1/31/09
Short-Duration Bond Fund	$-	$-	$(769,673)	$(65,654)	$3,454,875	$2,619,548	$(769,714)
Core Bond Fund	-	-	(2,290,177)	(72,027)	11,552,079	9,189,875	(2,298,230)
Diversified Bond Fund	-	-	(696,638)	(152,697)	3,110,753	2,261,418	(526,178)
Strategic Income Fund	-	-	(140,861)	113,900	2,208,509	2,181,548	(140,861)
Balanced Fund	-	-	(78,768)	(32,827)	363,101	251,506	(78,788)
Main Street Small Cap Fund	-	-	(3)	-	184	181	(3)
Small Company Opportunities Fund	-	-	(12)	-	697	685	(12)
International Equity Fund	3,157,535	-	183,640	(3,341,175)	6,672,380	6,672,380	(1,202,394)
Focused International Fund	-	-	26,906	(26,906)	-	-	-

Money Market Guarantee Program

The Money Market Fund is currently participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). The Program seeks to guarantee the net asset value of certain shares of money market funds as of September 19, 2008 at $1.00 per each share covered by the Program to the extent that a fund's market-based net asset value per share falls below $0.995, unless promptly cured (the "Guarantee Event"). If a Guarantee Event occurs, a fund must liquidate its holdings and comply with certain other requirements to be eligible for payments under the Program. Only shareholders of record of a participating fund on September 19, 2008 will be eligible to receive payments under the Program. A shareholder who owned an account in a participating fund on September 19, 2008, but subsequently closed the account, is not eligible to receive payments under the Program. The number of shares of each shareholder of record covered by the Program will be the lesser of: (i) the number of shares held in the shareholder's account in the fund as of the close of business on September 19, 2008, or (ii) the number of shares held in the account on the date of the Guarantee Event. Any increase in the number of shares held in a shareholder's account after the close of business on September 19, 2008 will not be covered by the Program.

Unless extended by the Treasury, the Program will expire on April 30, 2009. The Secretary of the Treasury has the option to extend the Program until close of business on September 18, 2009. If the Program is extended, the Money Market Fund's Board of Trustees will consider whether to continue to participate. The Money Market Fund paid a premium of 0.01% of its net asset value as of September 19, 2008 to participate in the Program for the initial three-month period and paid an additional premium of 0.015% of its net asset value as of September 19, 2008 to participate in the Program for the extension through April 30, 2009. Additional payments may be required to the extent the Program is extended, and the Fund participates, beyond April 30, 2009.

Notes to Portfolio of Investments (Unaudited) (Continued)

Assets available to the Program to support all participating money market funds are limited; therefore, participation in the Program does not guarantee a $1.00 net asset value upon redemption or liquidation of shares. More information is available about the Program at http://www.ustreas.gov.

Securities Lending

Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Fund taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities.

The Funds had no securities on loan at January 31, 2009.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

The Fund(s) had repurchase agreements as shown in the Portfolios of Investments at January 31, 2009.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments (which may include proceeds received from litigation) and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign Currency Contracts

Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value

Notes to Portfolio of Investments (Unaudited) (Continued)

of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates. The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risk are considered.

The Fund(s) listed in the following table had open forward foreign currency contracts at January 31, 2009:

Settlement Date	Contracts to Deliver/Receive	Units of Currency	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Income Fund
BUYS
2/03/09	Argentinean Peso	3,900,000	$1,037,081	$1,117,862	$80,781
3/31/09	Argentinean Peso	1,950,000	546,066	534,188	(11,878)
2/03/09	Australian Dollar	16,670,000	10,996,775	10,628,794	(367,981)
2/17/09	Australian Dollar	129,000	85,269	82,161	(3,108)
3/09/09	Australian Dollar	2,440,000	1,734,840	1,551,804	(183,036)
2/03/09	Brazilian Real	25,325,000	10,690,383	10,943,070	252,687
3/03/09	Brazilian Real	11,355,000	4,903,062	4,851,010	(52,052)
2/02/09	British Pound	60,000	85,698	86,499	801
2/03/09	British Pound	7,290,000	10,651,107	10,509,623	(141,484)
2/05/09	British Pound	770,000	1,116,978	1,110,035	(6,943)
2/17/09	British Pound	195,000	284,277	281,060	(3,217)
3/09/09	British Pound	1,085,000	1,570,607	1,563,419	(7,188)
2/02/09	Canadian Dollar	975,000	797,327	788,516	(8,811)
2/03/09	Canadian Dollar	1,040,000	848,219	841,074	(7,145)
2/09/09	Canadian Dollar	1,230,000	1,008,616	994,659	(13,957)
2/17/09	Canadian Dollar	390,000	313,669	315,349	1,680
3/09/09	Canadian Dollar	7,330,000	5,934,685	5,926,052	(8,633)
5/13/09	Chinese Yuan Renminbi	5,180,000	786,435	747,968	(38,467)
5/14/09	Chinese Yuan Renminbi	3,460,000	527,798	499,564	(28,234)
6/08/09	Chinese Yuan Renminbi	2,040,000	311,788	293,899	(17,889)
9/02/09	Chinese Yuan Renminbi	8,900,000	1,337,340	1,273,604	(63,736)
12/17/09	Chinese Yuan Renminbi	4,000,000	565,771	568,270	2,499
2/04/09	Colombian Peso	900,000,000	377,042	370,852	(6,190)
2/02/09	Euro	5,526,000	7,347,422	7,074,938	(272,484)
2/05/09	Euro	1,120,000	1,450,347	1,433,892	(16,455)
2/17/09	Euro	1,490,000	1,960,847	1,907,230	(53,617)
3/03/09	Euro	3,900,000	5,357,512	4,990,985	(366,527)
3/09/09	Euro	2,220,000	2,937,345	2,840,837	(96,508)
3/11/09	Euro	1,280,000	1,681,920	1,637,925	(43,995)
2/02/09	Hungarian Forint	525,000,000	2,768,324	2,255,563	(512,761)
3/03/09	Hungarian Forint	225,000,000	1,010,328	961,588	(48,740)

Notes to Portfolio of Investments (Unaudited) (Continued)

Settlement Date	Contracts to Deliver/Receive	Units of Currency	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Income Fund (continued)

2/03/09	Indian Rupee	45,800,000	$938,717	$936,989	$(1,728)
2/27/09	Indian Rupee	27,500,000	561,396	561,151	(245)
3/09/09	Indian Rupee	30,000,000	611,496	611,551	55
2/17/09	Indonesian Rupiah	2,500,000,000	223,214	218,857	(4,357)
2/19/09	Indonesian Rupiah	3,330,000,000	292,619	291,360	(1,259)
2/02/09	Japanese Yen	17,600,000	199,433	195,893	(3,540)
2/03/09	Japanese Yen	1,912,100,000	21,146,146	21,282,209	136,063
2/05/09	Japanese Yen	142,000,000	1,518,421	1,580,551	62,130
2/17/09	Japanese Yen	50,000,000	561,435	556,641	(4,794)
3/03/09	Japanese Yen	331,000,000	3,575,111	3,685,804	110,693
3/09/09	Japanese Yen	1,310,000,000	14,388,670	14,589,314	200,644
3/10/09	Japanese Yen	273,000,000	2,615,888	3,040,437	424,549
3/23/09	Japanese Yen	264,000,000	2,929,948	2,941,073	11,125
2/17/09	Malaysian Ringgit	2,940,000	843,858	814,450	(29,408)
3/06/09	Malaysian Ringgit	520,000	146,436	143,945	(2,491)
2/09/09	Mexican Peso	8,000,000	581,958	557,473	(24,485)
2/18/09	Mexican Peso	31,430,000	2,274,776	2,185,729	(89,047)
2/13/09	New Turkish Lira	1,550,000	974,297	938,254	(36,043)
2/26/09	New Turkish Lira	900,000	532,607	542,366	9,759
2/03/09	New Zealand Dollar	765,000	422,971	388,773	(34,198)
3/09/09	New Zealand Dollar	1,235,000	689,888	625,645	(64,243)
3/11/09	New Zealand Dollar	2,150,000	1,154,066	1,089,031	(65,035)
2/03/09	Norwegian Krone	8,710,000	1,228,662	1,258,625	29,963
3/09/09	Norwegian Krone	11,040,000	1,555,263	1,592,377	37,114
3/11/09	Norwegian Krone	6,950,000	960,701	1,002,350	41,649
2/04/09	Peruvian New Sol	2,800,000	883,838	881,445	(2,393)
2/03/09	Polish Zloty	33,140,000	10,350,661	9,518,067	(832,594)
3/09/09	Polish Zloty	2,590,000	844,489	741,744	(102,745)
2/03/09	Republic of Korea Won	592,000,000	431,795	429,110	(2,685)
3/09/09	Republic of Korea Won	771,000,000	575,518	558,995	(16,523)
2/11/09	Russian Ruble	25,310,000	856,225	701,642	(154,583)
9/18/09	Russian Ruble	9,190,000	258,146	218,789	(39,357)
9/21/09	Russian Ruble	9,190,000	261,080	218,516	(42,564)
2/03/09	Singapore Dollar	2,490,000	1,677,770	1,648,188	(29,582)
3/09/09	Singapore Dollar	3,350,000	2,247,599	2,216,567	(31,032)
3/09/09	Swedish Krona	4,645,000	575,558	554,867	(20,691)
2/03/09	Swiss Franc	25,435,000	22,050,726	21,898,407	(152,319)
2/17/09	Swiss Franc	95,000	85,115	81,805	(3,310)
3/09/09	Swiss Franc	5,955,000	5,210,414	5,129,287	(81,127)
2/03/09	Taiwan Dollar	27,000,000	812,897	803,871	(9,026)
3/09/09	Taiwan Dollar	19,000,000	574,713	562,630	(12,083)
					$(2,872,331)
SELLS
2/03/09	Argentinean Peso	3,900,000	1,117,879	1,117,862	$17
2/03/09	Australian Dollar	16,670,000	11,121,843	10,628,794	493,049
2/17/09	Australian Dollar	235,000	153,735	149,673	4,062
3/09/09	Australian Dollar	7,610,000	4,998,996	4,839,849	159,147

Notes to Portfolio of Investments (Unaudited) (Continued)

Settlement Date	Contracts to Deliver/Receive	Units of Currency	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Income Fund (continued)

2/03/09	Brazilian Real	25,325,000	$10,933,247	$10,943,070	$(9,823)
3/03/09	Brazilian Real	1,400,000	604,517	598,099	6,418
2/02/09	British Pound	60,000	82,560	86,499	(3,939)
2/03/09	British Pound	7,290,000	10,576,841	10,509,623	67,218
2/05/09	British Pound	770,000	1,460,529	1,110,035	350,494
2/17/09	British Pound	390,000	545,220	562,120	(16,900)
3/09/09	British Pound	3,025,000	4,324,596	4,358,842	(34,246)
3/11/09	British Pound	480,000	699,120	691,638	7,482
2/02/09	Canadian Dollar	1,030,000	820,070	832,996	(12,926)
2/03/09	Canadian Dollar	520,000	425,985	420,537	5,448
2/09/09	Canadian Dollar	3,020,000	2,327,553	2,442,170	(114,617)
2/17/09	Canadian Dollar	745,000	588,979	602,397	(13,418)
3/09/09	Canadian Dollar	13,540,000	11,151,189	10,946,624	204,565
5/13/09	Chinese Yuan Renminbi	1,740,000	265,151	251,248	13,903
5/14/09	Chinese Yuan Renminbi	3,460,000	479,390	499,564	(20,174)
6/08/09	Chinese Yuan Renminbi	2,040,000	281,963	293,899	(11,936)
2/04/09	Colombian Peso	900,000,000	372,033	370,852	1,181
3/03/09	Colombian Peso	901,000,000	381,134	369,035	12,099
4/02/09	Colombian Peso	901,000,000	396,916	367,042	29,874
4/20/09	Colombian Peso	560,000,000	245,291	227,467	17,824
5/04/09	Colombian Peso	560,000,000	225,352	226,960	(1,608)
5/07/09	Colombian Peso	900,000,000	370,066	364,581	5,485
2/09/09	Czech Koruna	22,200,000	1,100,864	1,017,616	83,248
2/02/09	Euro	5,526,000	7,385,542	7,074,938	310,604
2/05/09	Euro	1,370,000	2,045,915	1,753,956	291,959
2/17/09	Euro	2,790,000	3,593,241	3,571,255	21,986
3/03/09	Euro	9,411,000	12,089,502	12,043,632	45,870
3/09/09	Euro	1,775,000	2,394,697	2,271,390	123,307
3/23/09	Euro	4,020,000	5,239,964	5,143,438	96,526
2/04/09	Hong Kong Dollar	4,200,000	542,073	541,616	457
2/02/09	Hungarian Forint	525,000,000	2,426,591	2,255,562	171,029
2/03/09	Indian Rupee	30,400,000	598,775	621,931	(23,156)
3/09/09	Indian Rupee	30,000,000	579,598	611,551	(31,953)
2/09/09	Israeli Shekel	1,920,000	479,736	471,898	7,838
3/31/09	Israeli Shekel	4,330,000	1,079,424	1,063,334	16,090
2/02/09	Japanese Yen	17,600,000	196,035	195,893	142
2/03/09	Japanese Yen	1,912,100,000	21,061,975	21,282,208	(220,233)
2/05/09	Japanese Yen	142,000,000	1,333,865	1,580,551	(246,686)
2/17/09	Japanese Yen	88,000,000	976,622	979,688	(3,066)
3/09/09	Japanese Yen	203,000,000	2,243,883	2,260,787	(16,904)
3/10/09	Japanese Yen	273,000,000	2,689,861	3,040,437	(350,576)
3/11/09	Japanese Yen	63,000,000	707,865	701,655	6,210
3/23/09	Japanese Yen	180,000,000	2,015,678	2,005,277	10,401
2/17/09	Malaysian Ringgit	2,240,000	618,357	620,533	(2,176)
2/18/09	Malaysian Ringgit	1,385,000	389,976	383,659	6,317
3/06/09	Malaysian Ringgit	2,325,000	657,709	643,598	14,111
2/18/09	Mexican Peso	14,250,000	1,042,597	990,984	51,613
2/13/09	New Turkish Lira	3,998,000	2,488,992	2,420,091	68,901

Notes to Portfolio of Investments (Unaudited) (Continued)

Settlement Date	Contracts to Deliver/Receive	Units of Currency	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Income Fund (continued)

2/26/09	New Turkish Lira	800,000	$473,429	$482,103	$(8,674)
2/03/09	New Zealand Dollar	765,000	415,648	388,773	26,875
3/09/09	New Zealand Dollar	2,620,000	1,375,252	1,327,277	47,975
2/03/09	Norwegian Krone	8,710,000	1,242,894	1,258,625	(15,731)
3/09/09	Norwegian Krone	31,785,000	4,604,376	4,584,576	19,800
2/04/09	Peruvian New Sol	2,800,000	891,435	881,445	9,990
2/17/09	Peruvian New Sol	1,705,000	542,130	535,414	6,716
2/26/09	Peruvian New Sol	930,000	296,556	291,547	5,009
3/04/09	Peruvian New Sol	2,800,000	879,121	876,842	2,279
2/17/09	Philippine Peso	13,100,000	254,819	276,202	(21,383)
2/03/09	Polish Zloty	33,140,000	10,526,233	9,518,066	1,008,167
3/09/09	Polish Zloty	17,570,000	5,192,239	5,031,833	160,406
9/18/09	Russian Ruble	35,700,000	1,332,476	849,920	482,556
9/21/09	Russian Ruble	25,590,000	967,540	608,468	359,072
11/16/09	Russian Ruble	18,900,000	554,414	439,445	114,969
11/18/09	Russian Ruble	11,500,000	324,401	267,196	57,205
2/03/09	Singapore Dollar	2,490,000	1,665,851	1,648,188	17,663
3/09/09	Singapore Dollar	4,405,000	2,958,823	2,914,621	44,202
3/20/09	South African Rand	19,385,000	1,908,904	1,873,839	35,065
2/03/09	South Korea Won	592,000,000	424,822	429,110	(4,288)
2/27/09	South Korea Won	810,000,000	585,429	587,218	(1,789)
3/09/09	South Korea Won	771,000,000	566,828	558,994	7,834
3/09/09	Swedish Krona	10,670,000	1,266,378	1,274,582	(8,204)
3/11/09	Swedish Krona	5,780,000	683,862	690,441	(6,579)
2/03/09	Swiss Franc	25,435,000	21,751,303	21,898,406	(147,103)
2/04/09	Swiss Franc	660,000	549,583	568,238	(18,655)
2/17/09	Swiss Franc	175,000	152,762	150,693	2,069
3/09/09	Swiss Franc	2,020,000	1,813,452	1,739,910	73,542
2/03/09	Taiwan Dollar	27,000,000	809,211	803,871	5,340
2/09/09	Taiwan Dollar	19,000,000	572,634	565,029	7,605
3/02/09	Taiwan Dollar	42,000,000	1,262,474	1,243,948	18,526
3/09/09	Taiwan Dollar	38,000,000	1,141,964	1,125,259	16,705
					$3,867,702
International Bond Fund
BUYS
3/23/09	British Pound	250,000	354,440	360,189	$5,749
3/19/09	Canadian Dollar	230,000	185,173	185,949	776
3/12/09	Danish Krone	875,000	148,138	150,002	1,864
3/04/09	Euro	1,500,000	1,990,725	1,919,589	(71,136)
2/27/09	Japanese Yen	603,000,000	6,819,763	6,714,185	(105,578)
2/04/09	Mexican Peso	1,670,000	125,375	116,504	(8,871)
2/13/09	Norwegian Krone	6,765,000	959,479	977,024	17,545
3/12/09	Polish Zloty	2,000,000	617,511	572,665	(44,846)
2/12/09	Swedish Krona	5,090,000	660,023	608,283	(51,740)
					$(256,237)
SELLS
3/17/09	Australian Dollar	1,600,000	1,054,608	1,017,097	$37,511

Notes to Portfolio of Investments (Unaudited) (Continued)

Settlement Date	Contracts to Deliver/Receive	Units of Currency	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
International Bond Fund (continued)

3/23/09	British Pound	1,160,000	$1,615,522	$1,671,276	$(55,754)
3/23/09	Canadian Dollar	460,000	373,766	371,900	1,866
3/04/09	Euro	4,575,000	6,245,785	5,854,747	391,038
2/27/09	Japanese Yen	176,500,000	1,977,190	1,965,263	11,927
2/04/09	Mexican Peso	1,670,000	118,314	116,504	1,810
2/13/09	Norwegian Krone	1,765,000	249,092	254,907	(5,815)
2/12/09	Swedish Krona	950,000	115,814	113,530	2,284
					$384,867
Focused International Fund
BUYS
2/09/09	British Pound	59,581	83,092	85,887	$2,795
2/20/09	British Pound	94,583	132,293	136,320	4,027
					$6,822

Delayed Delivery Transactions, When-Issued Securities, and Forward Commitments

Each Fund may purchase or sell securities on a "when-issued" or delayed delivery or on a forward commitment basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the un realized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. The Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

The Fund(s) had securities purchased on a forward commitment basis as shown in the Portfolios of Investments at January 31, 2009.

Financial Futures Contracts

A Fund may enter into futures contracts, including commodity futures contracts, stock index futures contracts, foreign currency futures contracts and fixed income futures contracts. These transactions are hedging strategies. They are designed to protect a Fund's current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund's exposure to certain markets; in an effort to enhance income; and as a cash management tool. Futures contracts are contracts for delayed delivery of securities or commodities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Notes to Portfolio of Investments (Unaudited) (Continued)

A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value if the sub-adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

A Fund may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the sub-adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses.

The Fund(s) listed in the following table had open futures contracts at January 31, 2009:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund
SELLS
91	U.S. Treasury Note 10 year	3/20/09	$11,163,141	$(392,736)
88	U.S. Treasury Note 5 year	3/31/09	10,399,125	(261,581)
				$(654,317)
Core Bond Fund
BUYS
61	U.S. Treasury Note 10 year	3/20/09	7,482,984	$(15,162)
Strategic Income Fund
BUYS
1	U.K. Long Gilt Bond	3/27/09	169,279	$(162)
2	S&P/MIB Index	3/20/09	229,712	(17,710)
130	U.S. Treasury Bond 30 Year	3/20/09	16,471,406	(436,954)
13	Canadian Government Bonds 10 Year	3/20/09	1,303,890	51,811
16	MSCI Taiwan Index	2/26/09	252,320	(14,113)
98	German Euro Bund	3/06/09	15,353,689	(282,606)
22	Euro Schatz	3/06/09	3,036,359	20,741
4	Aex Index	2/20/09	253,807	(8,951)
2	Ibex 35 Index	2/20/09	215,807	(10,354)
69	German Euro Bobl	3/06/09	10,211,742	12,388
5	S&P Treasury 60 Index	3/19/09	422,079	6,145
				$(679,765)
SELLS
14	FTSE 100 Index	3/20/09	828,314	$15,283
34	Japan Government Bonds 10 Year	3/10/09	5,258,278	447
38	NASDAQ 100 E Mini Index	3/20/09	896,230	6,917
191	U.S. Treasury Note 2 Year	3/31/09	41,566,375	110,789

Notes to Portfolio of Investments (Unaudited) (Continued)

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Strategic Income Fund (continued)

7	Nikkei 225 Index	3/13/09	$618,621	$58,096
73	U.S. Treasury Note 10 Year	3/20/09	8,955,047	84,967
49	SGGX CNX Nifty Index	2/26/09	280,378	(6,859)
19	U.S. Treasury Note 5 Year	3/31/09	2,245,266	3,246
10	DAX Index	3/20/09	1,389,285	47,847
79	S&P 500 E Mini Index	3/20/09	3,248,875	271,516
17	Mexico Bolsa Index	3/20/09	232,083	12,461
57	OMX 30 Stock Index	2/20/09	418,153	783
5	Hang Seng China Enterprise Index	2/26/09	229,767	(16,537)
10	CAC-40 Euro Index	2/20/09	380,313	22,524
				$611,480
Balanced Fund
BUYS
176	S&P 500 E Mini Index	3/20/09	7,238,000	$(185,035)

Options

The Funds may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund's portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs.

The Funds may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, the Funds may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of security prices, indexes of interest rates, futures contracts and swap agreements. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a Fund will lose the entire premium it paid. Premiums paid for purchasing options which expire are treated as realized losses. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at

Notes to Portfolio of Investments (Unaudited) (Continued)

the option's strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

The Funds may also "write" put and call options. When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A Fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option a Fund has written, however, a Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates a Fund to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Trust.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open written option contracts at January 31, 2009:

Notional Amount	Expiration Date	Description	Premiums Received	Value
Strategic Income Fund
$60,000	2/02/09	Bank of America Put, Strike 1.38	$1,156	$-
60,000	2/02/09	Bank of America Call, Strike 1.38	1,155	3,812
60,000	2/03/09	Bank of America Call, Strike 1.41	1,166	2,261
60,000	2/03/09	Bank of America Put, Strike 1.41	1,166	19
60,000	2/04/09	Citigroup Call, Strike 1.43	1,116	1,255
60,000	2/04/09	Citigroup Put, Strike 1.43	1,116	330
			$6,875	$7,677

Transactions in written option contracts during the period ended January 31, 2009, were as follows:

	Number of Contracts	Premiums Received
Strategic Income Fund
Options outstanding at October 31, 2008	172,940,000	$110,699
Options written	1,084,170,000	556,738
Options terminated in closing purchase transactions	(1,256,750,000)	(660,562)
Options outstanding at January 31, 2009	360,000	$6,875

Disclosures about Credit Derivatives

The Funds adopted FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4 "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161" ("FSP"), effective December 31, 2008. This FSP applies to certain credit derivatives and hybrid instruments that have embedded credit derivatives (for example, credit-linked notes) and certain guarantees. A credit derivative is a derivative instrument (a) in which one or more of its underlyings are related to the credit risk of a specified entity (or a group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the contract. Examples of credit derivatives within the scope of this FSP include, but are not limited to, credit default swaps, credit spread options and credit index products. Potential losses related to hybrid instruments that have embedded credit derivatives are limited to the initial cost of investments.

As of January 31, 2009, the Strategic Income Fund has sold credit protection through credit default swaps to gain exposure to the credit risk of individual securities and/or indexes that are either unavailable or considered to be less attractively priced in the bond market. The Fund has also engaged in pairs trades by purchasing protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks. Pair trades attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. In addition, the Fund has engaged in spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curve trades attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

As of January 31, 2009, the Fund had no recourse provisions under the credit derivatives and held no collateral which could offset or reduce potential payment under a triggering event.

Notes to Portfolio of Investments (Unaudited) (Continued)

See also "Swaps, Caps, Floors and Collars" below for a description of the credit ratings of the entities referenced to the credit exposure, the nature of each credit derivative, notional amounts and fair value of each credit derivative at January 31, 2009. The credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent Standard & Poor's rating category. The reference entity rating represents the likelihood of a potential payment by the Strategic Income Fund if the reference entity experiences a credit event as of period end. Notional amounts represent maximum potential amount of future payments (undiscounted) the Funds could be required to make under the credit derivatives with sold protection.

Swaps, Caps, Floors and Collars

A typical swap agreement involves the exchange by the Fund with another party of commitments to pay or receive cash flows, such as an exchange of floating interest rate payments for fixed interest rate payments with respect to a notional amount of principal. There are various types of swaps, including, for example, interest rate swaps, credit default swaps, total return swaps, and caps, floors, and collars.

Interest rate swaps. Interest rate swaps involve the exchange by the Fund with another party of interest payments, such as an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. For example, a Fund may enter into an interest rate swap in order to protect against declines in the value of fixed income securities held by the Fund. In such an instance, the Fund may agree with a counterparty to pay a fixed rate (multiplied by a notional amount) and the counterparty to pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the Fund's portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction.

Credit default swaps. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a specified issuer. One party, acting as a "protection buyer," makes periodic payments to the other party, a "protection seller," in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event occurs with respect to a referenced bond or group of bonds. The credit events that would trigger the seller to make payment are specific to each credit default swap contract. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. Acting as a protection seller allows the Fund to create an investment exposure similar to a bond. Acting as a protection buyer allows the Fund potentially to reduce its credit exposure to a bond it owns or to take a "short" position in a bond it does not own.

As the protection buyer in a credit default swap, the Fund may pay a premium (by means of periodic payments) in return for the right to deliver specified bonds or loans (such as those of a U.S. or foreign issuer or a basket of such issuers) to the protection seller and receive the par (or other agreed-upon) value upon default (or similar events) by the reference issuer. If no default occurs, the protection seller would keep the stream of payments and would have no further obligations to the Fund. As the protection buyer, the Fund bears the risk that the investment might expire worthless and/or that the protection seller may fail to satisfy its payment obligations to the Fund in the event of a default (or similar event). In addition, when the Fund is a protection buyer, the Fund's investment would only generate income in the event of an actual default (or similar event) by the issuer of the underlying reference obligation.

The Fund may also use credit default swaps for investment purposes by selling a credit default swap, in which case, the Fund, as the protection seller, would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the protection buyer in the event of a default (or similar event) by the third-party reference issuer. In return for its obligation, the Fund would receive from the protection buyer a periodic stream of payments over the term of the contract. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As the protection seller

Notes to Portfolio of Investments (Unaudited) (Continued)

in a credit default swap, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

During the period that the credit default swap contract is open, the contract is marked to market in accordance with the terms of the contract based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through the valuation date. Changes in the value of credit default swap contracts are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses.

Total return swaps. In a total return swap, payments made by the Fund or the counterparty are based on the total return of an underlying asset(s), which may include an equity or fixed-income security, a combination of such securities, or an index. The value of the swap position as well as the payments required to be made by the Fund or the counterparty will increase or decrease depending on the changes in value of the underlying asset(s). In a total return swap, one party will agree to pay to the other the increase in value of an underlying asset in return for the agreement by the other party to make periodic floating rate payments plus the amount of any decline in the value of the underlying asset.

Caps, floors, collars. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

The Funds will maintain cash or liquid assets in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund's accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of a Fund's accrued obligation under the agreement.

During the term of a swap transaction, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund's basis in the contract.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

Risk Factors in Swap Contracts and Other Two-Party Contracts. The most significant factor in the performance of swaps, caps, floors, and collars and other similar transactions is the change in the value of the underlying price, rate, or index level that determines the amount of payments to be made under the arrangement. If the investment adviser is incorrect in its forecasts of such factors, the investment performance of a Fund would be less than what it would have been if these investment techniques had not been used.

In addition, a Fund may only close out a swap, cap, floor, collar, or other two-party contract with its particular counterparty, and may only transfer a position with the consent of that counterparty. If the counterparty defaults, a Fund will have contractual remedies, but there can be no assurance that the

Notes to Portfolio of Investments (Unaudited) (Continued)

counterparty will be able to meet its contractual obligations or that the Fund will succeed in enforcing its rights. For example, because the contract for each two-party derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund when the Fund seeks to enforce its contractual rights. The cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under a derivatives contract or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

As previously stated, notional amounts represent maximum potential amount of future payments (undiscounted) the Funds could be required to make under the credit derivatives with sold protection.

The Fund(s) listed in the following table had open swap agreements at January 31, 2009:

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Net Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Short-Duration Bond Fund
Credit Default Swaps
900,000	USD	3/20/14	Barclays Bank PLC	Buy	(2.150)%	RadioShack Corp.	$(7,059)	$-	$(7,059)
300,000	USD	3/20/14	Barclays Bank PLC	Buy	(2.150)%	RadioShack Corp.	(2,353)	-	(2,353)
1,050,000	USD	6/20/17	Barclays Bank PLC	Buy	(0.850)%	Sarah Lee Corp.	(17,831)	-	(17,831)
1,250,000	USD	12/20/09	Barclays Bank PLC	Buy	(0.550)%	Cox Communications, Inc.	9,318	-	9,318
							(17,925)	-	(17,925)
225,000	USD	9/20/17	Credit Suisse Securities LLC	Buy	(1.050)%	Brunswick Corp.	89,485	-	89,485
							89,485	-	89,485
							$71,560	$-	$71,560
Core Bond Fund
Credit Default Swaps
3,300,000	USD	6/20/17	Barclays Bank PLC	Buy	(0.850)%	Sarah Lee Corp.	$(56,041)	$-	$(56,041)
912,500	USD	3/20/14	Barclays Bank PLC	Buy	(2.150)%	RadioShack Corp.	(7,157)	-	(7,157)
2,737,500	USD	3/20/14	Barclays Bank PLC	Buy	(2.150)%	RadioShack Corp.	(21,472)	-	(21,472)
3,800,000	USD	12/20/09	Barclays Bank PLC	Buy	(0.550)%	Cox Communications, Inc.	28,326	-	28,326
							(56,344)	-	(56,344)
825,000	USD	9/20/17	Credit Suisse Securities LLC	Buy	(1.050)%	Brunswick Corp.	328,111	-	328,111
4,020,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriot International, Inc.	848,839	-	848,839
							1,176,950	-	1,176,950
							$1,120,606	$-	$1,120,606
Diversified Bond Fund
Credit Default Swaps
200,000	USD	9/20/17	Credit Suisse Securities LLC	Buy	(1.050)%	Brunswick Corp.	$79,542	$-	$79,542
1,125,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriot International, Inc.	237,548	-	237,548
							317,090	-	317,090
900,000	USD	6/20/17	Barclays Bank PLC	Buy	(0.850)%	Sarah Lee Corp.	(15,284)	-	(15,284)
237,500	USD	3/20/14	Barclays Bank PLC	Buy	(2.150)%	RadioShack Corp.	(1,863)	-	(1,863)
712,500	USD	3/20/14	Barclays Bank PLC	Buy	(2.150)%	RadioShack Corp.	(5,588)	-	(5,588)

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Net Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Diversified Bond Fund (continued)
Credit Default Swaps (continued)
800,000	USD	12/20/09	Barclays Bank PLC	Buy	(0.550)%	Cox Communications, Inc.	$5,963	$-	$5,963
							(16,772)	-	(16,772)
							$300,318	$-	$300,318
Strategic Income Fund
Credit Default Swaps
110,000	USD	5/25/46	Barclays Bank PLC	Sell	0.170%	ABX.HE.AA.06-2 (S&P Rating: AA)	$(11,886)	$(85,098)	$(96,984)
110,000	USD	1/20/14	Barclays Bank PLC	Sell	30.500%	Bolivarian Republic of Venezuela (S&P Rating: A1)	10,931	-	10,931
60,000	USD	12/20/13	Barclays Bank PLC	Sell	3.960%	Eastman Kodak Co. (S&P Rating: B)	(10,264)	-	(10,264)
143,550	USD	12/20/13	Barclays Bank PLC	Sell	5.000%	CDX.NA.HY.11 (S&P Rating: B)	(8,396)	(27,972)	(36,368)
74,250	USD	12/20/13	Barclays Bank PLC	Sell	5.000%	CDX.NA.HY.11 (S&P Rating: B)	(5,756)	(13,056)	(18,812)
89,100	USD	12/20/13	Barclays Bank PLC	Sell	5.000%	CDX.NA.HY.11 (S&P Rating: B)	(4,444)	(18,129)	(22,573)
419,680	USD	6/20/13	Barclays Bank PLC	Sell	1.550%	CDX.NA.IG.10 (S&P Rating: A-)	(17,799)	9,343	(8,456)
1,049,200	USD	6/20/13	Barclays Bank PLC	Sell	1.550%	CDX.NA.IG.10 (S&P Rating: A-)	(42,322)	21,181	(21,141)
312,320	USD	6/20/13	Barclays Bank PLC	Sell	1.550%	CDX.NA.IG.10 (S&P Rating: A-)	(8,082)	1,788	(6,294)
55,000	USD	9/20/10	Barclays Bank PLC	Sell	5.000%	R.H. Donnelly Corp. (S&P Rating: B-)	(17,255)	(9,900)	(27,155)
145,000	USD	12/20/09	Barclays Bank PLC	Sell	5.750%	General Electric Capital Corp. (S&P Rating: AAA)	3,166	-	3,166
100,000	USD	12/20/09	Barclays Bank PLC	Sell	8.000%	General Electric Capital Corp. (S&P Rating: AAA)	4,381	-	4,381
							(107,726)	(121,843)	(229,569)
25,000	USD	12/20/13	Citigroup	Sell	8.000%	Smurfit-Stone Container Enterprises, Inc. (S&P Rating: CCC+)	(19,427)	-	(19,427)
275,000	USD	12/20/13	Citigroup	Buy	(5.250)%	Republic of Turkey	(15,525)	-	(15,525)
580,000	USD	10/20/13	Citigroup	Buy	(6.650)%	Ukraine Bond	290,944	-	290,944
230,000	USD	8/20/13	Citigroup	Buy	(4.180)%	Ukraine Bond	121,044	-	121,044
230,000	USD	3/20/13	Citigroup	Buy	(5.100)%	Republic of Pakistan	(96,658)	-	(96,658)
285,000	USD	12/20/12	Citigroup	Sell	7.125%	Capmark Financial Group, Inc. (S&P Rating: BBB-)	(107,400)	-	(107,400)
185,000	USD	12/20/12	Citigroup	Buy	(9.700)%	Capmark Financial Group, Inc.	(61,386)	-	(61,386)
105,000	USD	9/20/11	Citigroup	Sell	2.600%	Reliant Energy, Inc. (S&P Rating: BB)	(14,370)	-	(14,370)
200,000	USD	12/20/09	Citigroup	Sell	5.000%	Univision Communications, Inc. (S&P Rating: CCC)	(51,883)	(14,000)	(65,883)
50,000	USD	3/20/09	Citigroup	Sell	5.000%	Intelsat Ltd. (S&P Rating: CCC+)	415	-	415
							45,754	(14,000)	31,754
475,000	USD	2/17/51	Credit Suisse Securities LLC	Buy	(0.350)%	CMBX.NA.AAA.4	1,001	154,884	155,885

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Net Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Strategic Income Fund (continued)
Credit Default Swaps (continued)
60,000	USD	12/20/18	Credit Suisse Securities LLC	Buy	(4.010)%	Eastman Kodak Co.	$11,348	$-	$11,348
35,000	USD	9/20/17	Credit Suisse Securities LLC	Sell	5.000%	Charter Communications Holdings LLC (S&P Rating: CCC)	(25,003)	(7,000)	(32,003)
30,000	USD	9/20/17	Credit Suisse Securities LLC	Sell	5.000%	Charter Communication. (S&P Rating: CCC)	(21,431)	(6,000)	(27,431)
125,000	USD	12/20/13	Credit Suisse Securities LLC	Sell	5.000%	MGM Mirage (S&P Rating: BB-)	(14,629)	(31,250)	(45,879)
430,650	USD	12/20/13	Credit Suisse Securities LLC	Sell	5.000%	CDX.NA.HY.11 (S&P Rating: B)	(29,853)	(79,252)	(109,105)
55,000	USD	12/20/13	Credit Suisse Securities LLC	Sell	8.400%	MGM Mirage (S&P Rating: BB-)	(15,887)	-	(15,887)
74,250	USD	12/20/13	Credit Suisse Securities LLC	Sell	5.000%	CDX.NA.HY.11 (S&P Rating: B)	(3,807)	(15,005)	(18,812)
230,000	USD	10/20/13	Credit Suisse Securities LLC	Buy	(5.300)%	Lemex Anonima Bursatil De Capital	14,270	-	14,270
762,300	USD	6/20/13	Credit Suisse Securities LLC	Sell	5.000%	CDX.NA.HY.10 (S&P Rating: B)	(126,430)	(40,921)	(167,351)
170,000	USD	3/20/13	Credit Suisse Securities LLC	Buy	(4.950)%	Development Bank of Kazakhstan	(34,315)	-	(34,315)
940,000	USD	2/20/13	Credit Suisse Securities LLC	Buy	(3.750)%	Development Bank of Kazakhstan	(213,522)	-	(213,522)
50,000	USD	12/20/12	Credit Suisse Securities LLC	Sell	6.250%	Capmark Financial Group, Inc. (S&P Rating: BBB-)	(19,607)	-	(19,607)
48,000	USD	12/20/12	Credit Suisse Securities LLC	Sell	5.200%	Capmark Financial Group, Inc. (S&P Rating: BBB-)	(19,764)	-	(19,764)
85,000	USD	12/20/12	Credit Suisse Securities LLC	Sell	4.150%	iStar Financial, Inc. (S&P Rating: BBB-)	(52,073)	-	(52,073)
505,000	USD	3/20/12	Credit Suisse Securities LLC	Sell	2.385%	Ford Motor Co. (S&P Rating: CCC+)	(131,742)	-	(131,742)
195,000	USD	3/20/12	Credit Suisse Securities LLC	Sell	2.550%	Ford Motor Credit Co. (S&P Rating: CCC+)	(50,378)	-	(50,378)
405,000	USD	4/20/11	Credit Suisse Securities LLC	Sell	3.250%	Ford Motor Credit Co. (S&P Rating: A1+)	(221,768)	-	(221,768)
130,000	USD	3/20/10	Credit Suisse Securities LLC	Buy	(5.000)%	Harrah's Operating Co., Inc.	(31,378)	(8,288)	(39,666)
85,000	USD	12/20/09	Credit Suisse Securities LLC	Sell	8.000%	General Electric Capital Corp. (S&P Rating: AAA)	3,724	-	3,724
5,000	USD	3/20/09	Credit Suisse Securities LLC	Sell	5.750%	Intelsat Ltd. (S&P Rating: CCC+)	51	-	51
50,000	USD	3/20/09	Credit Suisse Securities LLC	Sell	4.400%	Intelsat Ltd. (S&P Rating: CCC+)	342	-	342
30,000	USD	3/20/09	Credit Suisse Securities LLC	Buy	(12.000)%	iStar Financial, Inc.	(1,423)	-	(1,423)
15,000	USD	3/20/09	Credit Suisse Securities LLC	Buy	(14.600)%	Univision Communications, Inc.	(471)	-	(471)
							(982,745)	(32,832)	(1,015,577)
230,000	USD	5/25/46	Deutsche Bank	Buy	(0.110)%	ABX.HE.AA-06-2	(112,125)	(11,496)	(123,621)
230,000	USD	5/25/46	Deutsche Bank	Buy	(0.110)%	ABX.HE.AA-06-2	(112,123)	(11,499)	(123,622)
100,000	USD	5/25/46	Deutsche Bank	Buy	(0.170)%	ABX.HE.AA-06-2	(76,169)	(11,999)	(88,168)
155,000	USD	3/20/17	Deutsche Bank	Buy	(0.630)%	CVRD Inco Ltd.	20,343	-	20,343
155,000	USD	3/20/17	Deutsche Bank	Sell	1.050%	Vale Overseas Ltd. (S&P Rating: BBB+)	(24,827)	-	(24,827)

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Net Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Strategic Income Fund (continued)
Credit Default Swaps (continued)
255,000	USD	12/20/16	Deutsche Bank	Sell	4.680%	General Motors Corp. (S&P Rating: C)	$(214,547)	$-	$(214,547)
260,000	USD	12/20/16	Deutsche Bank	Sell	6.000%	Ford Motor Co. (S&P Rating: CCC-)	(204,697)	-	(204,697)
240,000	USD	12/20/16	Deutsche Bank	Buy	(1.710)%	Republic of Peru.	26,709	-	26,709
400,000	USD	12/20/16	Deutsche Bank	Buy	(5.850)%	Ford Motor Co.	(315,694)	-	(315,694)
320,000	USD	12/20/16	Deutsche Bank	Sell	5.800%	Ford Motor Co. (S&P Rating: CCC-)	(252,762)	-	(252,762)
210,000	USD	12/20/16	Deutsche Bank	Sell	4.750%	General Motors Corp. (S&P Rating: C)	(176,548)	-	(176,548)
275,000	USD	12/20/13	Deutsche Bank	Sell	5.000%	General Motors Corp. (S&P Rating: C)	(45,001)	(176,000)	(221,001)
821,700	USD	12/20/13	Deutsche Bank	Sell	5.000%	CDX.NA.HY.11 (S&P Rating: B)	(51,027)	(157,150)	(208,177)
782,100	USD	6/20/13	Deutsche Bank	Sell	5.000%	CDX.NA.HY.10 (S&P Rating: B)	(98,918)	(72,779)	(171,697)
866,250	USD	6/20/13	Deutsche Bank	Sell	5.000%	CDX.NA.HY.10 (S&P Rating: B)	(139,580)	(50,591)	(190,171)
727,650	USD	6/20/13	Deutsche Bank	Sell	5.000%	CDX.NA.HY.10 (S&P Rating: B)	(111,385)	(48,358)	(159,743)
105,000	USD	12/20/12	Deutsche Bank	Sell	4.000%	iStar Financial, Inc. (S&P Rating: BBB-)	(64,489)	-	(64,489)
70,000	USD	12/20/12	Deutsche Bank	Sell	4.320%	iStar Financial, Inc. (S&P Rating: BBB-)	(42,760)	-	(42,760)
931,200	USD	12/20/12	Deutsche Bank	Sell	3.750%	CDX.NA.HY.9 (S&P Rating: B)	(189,349)	-	(189,349)
90,000	USD	12/20/12	Deutsche Bank	Sell	4.500%	iStar Financial, Inc. (S&P Rating: BBB-)	(54,809)	-	(54,809)
30,000	USD	3/20/09	Deutsche Bank	Sell	5.000%	Intelsat Ltd. (S&P Rating: CCC+)	249	-	249
15,000	USD	3/20/09	Deutsche Bank	Sell	4.400%	Intelsat Ltd. (S&P Rating: CCC+)	103	-	103
50,000	USD	3/20/09	Deutsche Bank	Sell	4.750%	Intelsat Ltd. (S&P Rating: CCC+)	384	-	384
75,000	USD	3/20/09	Deutsche Bank	Buy	(12.000)%	iStar Financial, Inc.	(3,557)	-	(3,557)
							(2,242,579)	(539,872)	(2,782,451)
90,000	USD	5/25/46	Goldman Sachs & Co.	Sell	0.110%	ABX.HE.AA-06-2 (S&P Rating: AAA)	(48,374)	-	(48,374)
200,000	USD	12/13/49	Goldman Sachs & Co.	Buy	(1.470)%	CMBX.NA.AJ.3	(93,384)	(24,589)	(117,973)
30,000	USD	5/25/46	Goldman Sachs & Co.	Sell	0.170%	ABX.HE.AA-06-2 (S&P Rating: AA)	(23,978)	(2,472)	(26,450)
130,000	USD	5/25/46	Goldman Sachs & Co.	Sell	0.170%	ABX.HE.AA-06-2 (S&P Rating: AA)	(114,618)	-	(114,618)
545,000	USD	12/20/13	Goldman Sachs & Co.	Buy	(5.250)%	Republic of Turkey	(31,706)	-	(31,706)
110,000	USD	11/20/13	Goldman Sachs & Co.	Buy	(3.450)%	Petroleos Mexicanos	189	-	189
1,070,000	USD	8/20/13	Goldman Sachs & Co.	Buy	(4.220)%	Ukraine Bond	562,242	-	562,242
1,138,500	USD	6/20/13	Goldman Sachs & Co.	Sell	5.000%	CDX.NA.HY.10 (S&P Rating: B)	(216,812)	(33,127)	(249,939)
320,000	USD	5/28/13	Goldman Sachs & Co.	Buy	(7.400)%	JSC VTB Bank	37,812	-	37,812
30,000	USD	5/20/13	Goldman Sachs & Co.	Sell	6.350%	Republic of Venezuela (S&P Rating: A1+)	(12,757)	-	(12,757)
220,000	USD	12/20/12	Goldman Sachs & Co.	Sell	3.950%	iStar Financial, Inc. (S&P Rating: BBB-)	(135,234)	-	(135,234)

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Net Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Strategic Income Fund (continued)
Credit Default Swaps (continued)
75,000	USD	9/20/10	Goldman Sachs & Co.	Sell	5.000%	R.H. Donnelly Corp. (S&P Rating: B-)	$(20,529)	$(16,500)	$(37,029)
215,000	USD	12/20/09	Goldman Sachs & Co.	Sell	5.000%	Rite Aid Corp. (S&P Rating: CCC)	(79,578)	(15,319)	(94,897)
155,000	USD	9/20/09	Goldman Sachs & Co.	Sell	5.000%	Idearc, Inc. (S&P Rating: CCC)	(115,600)	(16,275)	(131,875)
5,000	USD	6/20/09	Goldman Sachs & Co.	Buy	(5.000)%	Univision Communications, Inc.	(339)	(500)	(839)
5,000	USD	6/20/09	Goldman Sachs & Co.	Buy	(5.000)%	Univision Communications, Inc.	(289)	(550)	(839)
12,000,000	RUB	5/13/09	Goldman Sachs & Co.	Buy	Up-front payment of (5.000)%	Default and redemption of OJSC Russian Agricultural Bank	(162,185)	(11,085,469)	(11,247,654)
							(455,140)	(11,194,801)	(11,649,941)
950,000	USD	2/17/51	JP Morgan Chase	Buy	(0.350)%	CMBX.NA.AAA.4	(148)	309,769	309,621
700,000	USD	12/13/49	JP Morgan Chase	Buy	(1.470)%	CMBX.NA.AJ.3	(258,102)	(155,736)	(413,838)
105,000	USD	12/20/16	JP Morgan Chase	Sell	4.750%	General Motors Corp. (S&P Rating: C)	(88,274)	-	(88,274)
260,000	USD	12/20/16	JP Morgan Chase	Sell	6.000%	Ford Motor Co. (S&P Rating: CCC-)	(204,697)	-	(204,697)
130,000	USD	9/20/13	JP Morgan Chase	Sell	2.680%	Republic of Turkey (S&P Rating: A1+)	(5,596)	-	(5,596)
110,000	USD	8/20/13	JP Morgan Chase	Sell	2.640%	Republic of Turkey (S&P Rating: A1+)	(5,001)	-	(5,001)
1,118,700	USD	6/20/13	JP Morgan Chase	Sell	5.000%	CDX.NA.HY.10 (S&P Rating: B)	(208,302)	(37,290)	(245,592)
396,000	USD	6/20/13	JP Morgan Chase	Sell	5.000%	CDX.NA.HY.10 (S&P Rating: B)	(50,085)	(36,850)	(86,935)
321,750	USD	6/20/13	JP Morgan Chase	Sell	5.000%	CDX.NA.HY.10 (S&P Rating: B)	(41,856)	(28,779)	(70,635)
761,450	USD	12/20/12	JP Morgan Chase	Sell	3.750%	CDX.NA.HY.9 (S&P Rating: B)	(152,109)	(2,724)	(154,833)
445,900	USD	6/20/12	JP Morgan Chase	Sell	2.750%	CDX.NA.HY.8 (S&P Rating: B)	(71,180)	(24,313)	(95,493)
35,000	USD	9/20/09	JP Morgan Chase	Sell	5.000%	Idearc, Inc. (S&P Rating: CCC)	(25,228)	(4,550)	(29,778)
15,000	USD	6/20/09	JP Morgan Chase	Buy	(5.000)%	Univision Communications, Inc.	(566)	(1,950)	(2,516)
							(1,111,144)	17,577	(1,093,567)
55,000	USD	12/20/13	Merrill Lynch International	Sell	7.950%	Smurfit-Stone Container Enterprises, Inc. (S&P Rating: CCC+)	(42,770)	-	(42,770)
207,900	USD	12/20/13	Merrill Lynch International	Sell	5.000%	CDX.NA.HY.11 (S&P Rating: B)	(16,895)	(35,776)	(52,671)
1,070,000	USD	8/20/13	Merrill Lynch International	Buy	(4.300)%	Ukraine Bond	560,241	-	560,241
55,000	USD	6/20/13	Merrill Lynch International	Buy	(6.700)%	Smurfit-Stone Container Enterprises, Inc.	(43,290)	-	(43,290)
70,000	USD	6/20/13	Merrill Lynch International	Sell	6.800%	Smurfit-Stone Container Enterprises, Inc. (S&P Rating: CCC+)	(55,019)	-	(55,019)
100,000	USD	9/20/11	Merrill Lynch International	Sell	2.050%	Reliant Energy, Inc. (S&P Rating: BB)	(14,891)	-	(14,891)
							387,376	(35,776)	351,600

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Net Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Strategic Income Fund (continued)
Credit Default Swaps (continued)
340,000	USD	2/17/51	Morgan Stanley & Co.	Sell	0.960%	CMBX.NA.AJ.4 (S&P Rating: AAA)	$(143,781)	$(69,932)	$(213,713)
4,000,000	USD	2/17/51	Morgan Stanley & Co.	Buy	(0.350)%	CMBX.NA.AAA.4	29,678	1,275,692	1,305,370
950,000	USD	2/17/51	Morgan Stanley & Co.	Buy	(0.350)%	CMBX.NA.AAA.4	16,163	293,862	310,025
200,000	USD	12/13/49	Morgan Stanley & Co.	Sell	1.470%	CMBX.NA.AJ.3 (S&P Rating: AAA)	(99,440)	(26,273)	(125,713)
140,000	USD	5/25/46	Morgan Stanley & Co.	Buy	(0.110)%	ABX.HE.AAA	(31,855)	(43,393)	(75,248)
30,000	USD	5/25/46	Morgan Stanley & Co.	Sell	0.170%	ABX.HE.AA-06-2 (S&P Rating: AA)	(24,054)	(2,397)	(26,451)
60,000	USD	5/25/46	Morgan Stanley & Co.	Buy	(0.170)%	ABX.HE.AA-06-2	(46,901)	(6,000)	(52,901)
210,000	USD	12/20/16	Morgan Stanley & Co.	Sell	4.900%	General Motors Corp. (S&P Rating: C)	(176,254)	-	(176,254)
155,000	USD	12/20/16	Morgan Stanley & Co.	Sell	6.150%	Ford Motor Co. (S&P Rating: CCC-)	(121,731)	-	(121,731)
230,000	USD	12/20/16	Morgan Stanley & Co.	Sell	5.900%	Ford Motor Co. (S&P Rating: CCC-)	(181,375)	-	(181,375)
495,000	USD	12/20/13	Morgan Stanley & Co.	Sell	5.000%	CDX.NA.HY.11 (S&P Rating: B)	(21,526)	(103,881)	(125,407)
430,650	USD	12/20/13	Morgan Stanley & Co.	Sell	5.000%	CDX.NA.HY.11 (S&P Rating: B)	(26,085)	(83,020)	(109,105)
495,000	USD	12/20/13	Morgan Stanley & Co.	Sell	5.000%	CDX.NA.HY.11 (S&P Rating: B)	(30,120)	(95,288)	(125,408)
330,000	USD	9/20/13	Morgan Stanley & Co.	Buy	(2.670)%	Republic of Turkey	15,451	-	15,451
634,400	USD	6/20/13	Morgan Stanley & Co.	Sell	1.550%	CDX.NA.IG.10 (S&P Rating: A-)	(24,435)	11,652	(12,783)
1,108,800	USD	6/20/13	Morgan Stanley & Co.	Sell	5.000%	CDX.NA.HY.10 (S&P Rating: B)	(205,227)	(38,192)	(243,419)
1,049,200	USD	6/20/13	Morgan Stanley & Co.	Buy	(1.550)%	CDX.NA.IG.10.	(43,098)	21,957	(21,141)
317,200	USD	6/20/13	Morgan Stanley & Co.	Sell	1.550%	CDX.NA.IG.10 (S&P Rating: A)	(10,953)	4,562	(6,391)
920,000	USD	3/24/13	Morgan Stanley & Co.	Sell	1.300%	USD 110,000,000 Eurobonds (S&P Rating: A1)	(120,396)	-	(120,396)
340,000	USD	3/20/13	Morgan Stanley & Co.	Buy	(4.880)%	Development Bank of Kazakhstan	(69,342)	-	(69,342)
40,000	USD	12/20/12	Morgan Stanley & Co.	Sell	4.860%	iStar Financial, Inc. (S&P Rating: BBB-)	(24,210)	-	(24,210)
712,950	USD	12/20/12	Morgan Stanley & Co.	Sell	3.750%	CDX.NA.HY.9 (S&P Rating: B)	(138,669)	(6,301)	(144,970)
340,000	USD	3/20/12	Morgan Stanley & Co.	Buy	(4.780)%	Development Bank of Kazakhstan.	(70,360)	-	(70,360)
35,000	USD	9/20/10	Morgan Stanley & Co.	Sell	5.000%	R.H. Donnelly Corp. (S&P Rating: B-)	(10,980)	(6,300)	(17,280)
140,000	USD	6/20/10	Morgan Stanley & Co.	Sell	8.750%	YASAR (S&P Rating: A1+)	(23,430)	-	(23,430)
110,000	USD	1/20/10	Morgan Stanley & Co.	Sell	30.000%	Bolivarian Republic of Venezuela (S&P Rating: A1)	4,495	-	4,495
140,000	USD	10/20/09	Morgan Stanley & Co.	Sell	8.500%	YASAR (S&P Rating: A1+)	(12,381)	-	(12,381)
1,013,700	EUR	5/13/13	Morgan Stanley & Co.	Sell	3.000%	GISADDIS TICARET (S&P Rating: A1)	(97,366)	358,650	261,284
							(1,688,182)	1,485,398	(202,784)

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Net Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Strategic Income Fund (continued)
Credit Default Swaps (continued)
465,000	USD	6/20/17	UBS AG	Sell	1.450%	Republic of the Philippines (S&P Rating: A1+)	$(59,382)	$-	$(59,382)
495,000	USD	12/20/13	UBS AG	Sell	5.000%	CDX.NA.HY.11 (S&P Rating: B)	(29,501)	(95,906)	(125,407)
230,000	USD	10/20/13	UBS AG	Buy	(5.300)%	Lemex Anonima Bursatil De Capital	14,270	-	14,270
470,000	USD	8/20/13	UBS AG	Buy	(4.180)%	Ukraine Bond	247,351	-	247,351
262,350	USD	6/20/13	UBS AG	Sell	5.000%	CDX.NA.HY.10 (S&P Rating: B)	(33,182)	(24,413)	(57,595)
321,750	USD	6/20/13	UBS AG	Sell	5.000%	CDX.NA.HY.10 (S&P Rating: B)	(41,856)	(28,779)	(70,635)
1,118,700	USD	6/20/13	UBS AG	Sell	5.000%	CDX.NA.HY.10 (S&P Rating: B)	(209,157)	(36,435)	(245,592)
50,000	USD	12/20/12	UBS AG	Sell	4.560%	iStar Financial, Inc. (S&P Rating: BBB-)	(30,418)	-	(30,418)
40,000	USD	9/20/12	UBS AG	Sell	5.050%	Massey Energy Co. (S&P Rating: BB-)	(2,047)	-	(2,047)
80,000	USD	9/20/12	UBS AG	Sell	5.100%	Massey Energy Co. (S&P Rating: BB-)	(3,972)	-	(3,972)
15,000	USD	6/20/09	UBS AG	Buy	(5.000)%	Univision Communications, Inc.	(1,166)	(1,350)	(2,516)
							(149,060)	(186,883)	(335,943)
							$(6,303,446)	$(10,623,032)	$(16,926,478)
Notional Amount	Currency	Expiration Date	Counterparty		Payments Made by Fund	Payments Received by Fund	Net Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
3,000,000	MXN	5/17/18	Banco Santander SA		MXN-TIIE-Banxico	Fixed 8.645%	$8,031	$(2,709,942)	$(2,701,911)
3,220,000	MXN	5/03/18	Banco Santander SA		MXN-TIIE-Banxico	Fixed 8.570%	7,459	(2,913,019)	(2,905,560)
8,400,000	MXN	9/27/13	Banco Santander SA		MXN-TIIE-Banxico	Fixed 8.540%	21,626	(7,644,373)	(7,622,747)
540,000	BRL	1/02/17	Banco Santander SA		Brazil Interbank Deposit Rate	Fixed 13.550%	6,861	(209,361)	(202,500)
2,980,000	BRL	1/02/12	Banco Santander SA		Brazil Interbank Deposit Rate	Fixed 14.900%	76,676	(1,603,970)	(1,527,294)
1,210,000	BRL	1/02/12	Banco Santander SA		Brazil Interbank Deposit Rate	Fixed 13.910%	32,689	(646,790)	(614,101)
							153,342	(15,727,455)	(15,574,113)
2,600,000	SEK	12/22/18	Barclays Bank PLC		Fixed 3.220%	SEK-STIBOR-SIDE	5,226	(2,261,586)	(2,256,360)
4,300,000	SEK	12/15/18	Barclays Bank PLC		Fixed 3.520%	SEK-STIBOR-SIDE	(4,547)	(3,760,247)	(3,764,794)
3,445,000	SEK	12/09/18	Barclays Bank PLC		Fixed 3.135%	SEK-STIBOR-SIDE	9,957	(3,039,011)	(3,029,054)
80,000,000	HUF	10/08/18	Barclays Bank PLC		HUF- BUBOR- Reuters	Fixed 7.180%	(23,548)	(79,547,383)	(79,570,931)
143,000,000	HUF	9/19/13	Barclays Bank PLC		HUF- BUBOR- Reuters	Fixed 7.820%	(16,966)	(142,174,086)	(142,191,052)
							(29,878)	(230,782,313)	(230,812,191)
14,500,000	MXN	11/24/11	Citigroup		MXN-TIIE-Banxico	Fixed 8.920%	44,650	(13,403,716)	(13,359,066)
79,000,000	HUF	10/08/18	Citigroup		HUF- BUBOR- Reuters	Fixed 7.200%	(22,794)	(78,553,041)	(78,575,835)
81,000,000	HUF	10/03/18	Citigroup		HUF- BUBOR- Reuters	Fixed 7.180%	(23,943)	(80,530,673)	(80,554,616)

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Net Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Strategic Income Fund (continued)
Interest Rate Swaps (continued)
29,000,000	CZK	9/27/10	Citigroup	CZK-PRIBOR-PRBO	Fixed 3.560%	$24,882	$(27,261,605)	$(27,236,723)
						22,795	(199,749,035)	(199,726,240)
365,043	TRY	2/27/12	Credit Suisse Securities LLC	USD-LIBOR-BBA	Fixed 16.750%	1,342	-	1,342
300,000	TRY	2/09/12	Credit Suisse Securities LLC	USD-LIBOR-BBA	Fixed 17.300%	11,760	-	11,760
200,000	TRY	2/07/12	Credit Suisse Securities LLC	USD-LIBOR-BBA	Fixed 17.250%	8,055	-	8,055
3,130,000	MXN	12/17/26	Credit Suisse Securities LLC	MXN-TIIE-Banxico	Fixed 8.300%	(1,575)	(2,845,977)	(2,847,552)
3,320,000	MXN	1/22/19	Credit Suisse Securities LLC	MXN-TIIE-Banxico	Fixed 8.050%	-	(3,088,387)	(3,088,387)
3,300,000	MXN	9/27/13	Credit Suisse Securities LLC	MXN-TIIE-Banxico	Fixed 8.560%	8,680	(3,003,147)	(2,994,467)
510,000	ILS	12/22/18	Credit Suisse Securities LLC	ILS-TELBOR01-Reuters	Fixed 4.650%	912	(372,719)	(371,807)
550,000	ILS	12/15/18	Credit Suisse Securities LLC	ILS-TELBOR01-Reuters	Fixed 4.940%	4,183	(408,375)	(404,192)
						33,357	(9,718,605)	(9,685,248)
1,315,000	USD	10/15/10	Deutsche Bank	Up-front payment	Periodic payments and the redemption proceeds of WTI Trading Ltd.	139,885	-	139,885
860,000	SEK	12/09/18	Deutsche Bank	Fixed 3.130%	SEK-STIBOR-SIDE	2,529	(758,650)	(756,121)
6,200,000	SEK	7/16/18	Deutsche Bank	SEK-STIBOR	Fixed 5.110%	122,673	(5,160,229)	(5,037,556)
270,000	MXN	6/23/15	Deutsche Bank	USD-LIBOR-BBA	Fixed 5.250%	830	-	830
490,000	MXN	5/13/15	Deutsche Bank	USD-LIBOR-BBA	Fixed 5.460%	14,533	-	14,533
						280,450	(5,918,879)	(5,638,429)
1,270,000	BRL	1/04/10	Goldman Sachs & Co.	Brazil Interbank Deposit Rate	Fixed 13.100%	50,382	(688,844)	(638,462)
2,500,000	SEK	8/21/18	Goldman Sachs & Co.	SEK-STIBOR-SIDE	Fixed 4.840%	38,512	(2,108,123)	(2,069,611)
4,300,000	SEK	7/17/18	Goldman Sachs & Co.	SEK-STIBOR-SIDE	Fixed 5.080%	83,807	(3,578,330)	(3,494,523)
2,000,000	PLN	10/08/18	Goldman Sachs & Co.	PLZ-WIBOR-WIBO	Fixed 5.330%	18,408	(1,190,037)	(1,171,629)
2,100,000	PLN	10/03/18	Goldman Sachs & Co.	PLZ-WIBOR-WIBO	Fixed 5.320%	18,896	(1,231,496)	(1,212,600)
2,450,000	PLN	8/26/10	Goldman Sachs & Co.	PLZ-WIBOR-WIBO	Fixed 6.140%	18,624	(1,353,681)	(1,335,057)
1,300,000	MXN	9/16/26	Goldman Sachs & Co.	MXN-TIIE-Banxico	Fixed 9.330%	8,201	(1,182,674)	(1,174,473)
3,070,000	MXN	8/27/26	Goldman Sachs & Co.	Floating Rate MXN-TIIE-BANXICO Index	Fixed 9.150%	15,769	(2,789,929)	(2,774,160)
7,210,000	MXN	1/10/18	Goldman Sachs & Co.	MXN-TIIE-Banxico	Fixed 8.140%	3,104	(6,552,903)	(6,549,799)
5,100,000	MXN	9/27/13	Goldman Sachs & Co.	MXN-TIIE-Banxico	Fixed 8.540%	13,130	(4,641,227)	(4,628,097)
17,800,000	MXN	11/22/11	Goldman Sachs & Co.	MXN-TIIE-Banxico	Fixed 9.080%	59,961	(16,478,643)	(16,418,682)
17,600,000	MXN	11/21/11	Goldman Sachs & Co.	MXN-TIIE-Banxico	Fixed 9.270%	65,023	(16,337,899)	(16,272,876)
14,600,000	MXN	11/18/11	Goldman Sachs & Co.	MXN-TIIE-Banxico	Fixed 9.350%	56,003	(13,523,502)	(13,467,499)

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Net Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Strategic Income Fund (continued)
Interest Rate Swaps (continued)
48,000,000	MXN	11/11/11	Goldman Sachs & Co.	MXN-TIIE-Banxico	Fixed 10.000%	$68,244	$(44,389,620)	$(44,321,376)
12,425,000	MXN	6/11/09	Goldman Sachs & Co.	MXN-TIIE-Banxico	Fixed 9.320%	39,570	(11,193,951)	(11,154,381)
13,200,000	CZK	10/08/18	Goldman Sachs & Co.	CZK- PRIBOR- PRBO	Fixed 3.760%	27,818	(12,462,774)	(12,434,956)
28,000,000	CZK	12/06/10	Goldman Sachs & Co.	CZK- PRIBOR- PRBO	Fixed 2.760%	2,719	(26,620,792)	(26,618,073)
2,900,000	CNY	2/16/17	Goldman Sachs & Co.	Fixed 4.000%	CNY-CFXSREPOFIX01	(22,500)	(2,526,072)	(2,548,572)
1,750,000	BRL	1/02/17	Goldman Sachs & Co.	Brazil Interbank Deposit Rate	Fixed 13.900%	28,686	(673,011)	(644,325)
1,100,000	BRL	1/02/17	Goldman Sachs & Co.	Brazil Interbank Deposit Rate	Fixed 13.100%	8,612	(453,112)	(444,500)
900,000	BRL	1/02/17	Goldman Sachs & Co.	Brazil Interbank Deposit Rate	Fixed 14.300%	19,174	(350,918)	(331,744)
540,000	BRL	1/02/17	Goldman Sachs & Co.	Brazil Interbank Deposit Rate	Fixed 14.160%	10,674	(207,467)	(196,793)
540,000	BRL	1/02/17	Goldman Sachs & Co.	Brazil Interbank Deposit Rate	Fixed 13.670%	7,629	(209,361)	(201,732)
270,000	BRL	1/02/17	Goldman Sachs & Co.	Brazil Interbank Deposit Rate	Fixed 14.100%	5,002	(114,322)	(109,320)
2,030,000	BRL	1/02/15	Goldman Sachs & Co.	Brazil Interbank Deposit Rate	Fixed 12.260%	(3,063)	(1,056,706)	(1,059,769)
930,000	BRL	1/02/15	Goldman Sachs & Co.	Brazil Interbank Deposit Rate	Fixed 12.290%	(971)	(486,319)	(487,290)
1,110,000	BRL	1/02/14	Goldman Sachs & Co.	Brazil Interbank Deposit Rate	Fixed 12.920%	10,179	(592,035)	(581,856)
560,000	BRL	1/02/14	Goldman Sachs & Co.	Brazil Interbank Deposit Rate	Fixed 12.870%	4,725	(298,073)	(293,348)
610,000	BRL	1/02/12	Goldman Sachs & Co.	Brazil Interbank Deposit Rate	Fixed 14.050%	17,610	(326,740)	(309,130)
5,900,000	BRL	1/02/12	Goldman Sachs & Co.	Brazil Interbank Deposit Rate	Fixed 10.670%	(87,349)	(2,794,737)	(2,882,086)
2,700,000	BRL	1/02/12	Goldman Sachs & Co.	Brazil Interbank Deposit Rate	Fixed 12.390%	18,532	(1,441,552)	(1,423,020)
1,110,000	BRL	1/04/10	Goldman Sachs & Co.	Brazil Interbank Deposit Rate	Fixed 12.710%	8,817	(590,823)	(582,006)
1,300,000	BRL	1/04/10	Goldman Sachs & Co.	Brazil Interbank Deposit Rate	Fixed 12.610%	8,981	(695,770)	(686,789)
						622,909	(179,141,443)	(178,518,534)
7,350,000	ZAR	11/05/18	JP Morgan Chase	Fixed 8.930%	ZAR-JIBAR-SAFEX	(33,125)	(6,610,284)	(6,643,409)
1,640,000	PLN	8/08/13	JP Morgan Chase	PLZ- WIBOR- WIBO	Fixed 6.040%	30,391	(859,679)	(829,288)
19,300,000	MXN	10/23/18	JP Morgan Chase	MXN-TIIE-Banxico	Fixed 9.580%	137,553	(17,791,981)	(17,654,428)
2,855,000	MXN	6/01/18	JP Morgan Chase	MXN-TIIE-Banxico	Fixed 9.320%	16,699	(2,580,210)	(2,563,511)
14,100,000	MXN	11/24/11	JP Morgan Chase	MXN-TIIE-Banxico	Fixed 8.920%	43,415	(13,033,958)	(12,990,543)
48,000,000	MXN	11/11/11	JP Morgan Chase	MXN-TIIE-Banxico	Fixed 10.000%	68,244	(44,389,620)	(44,321,376)
80,000,000	HUF	10/08/18	JP Morgan Chase	HUF- BUBOR- Reuters	Fixed 7.200%	(23,083)	(79,547,383)	(79,570,466)
67,000,000	HUF	9/12/13	JP Morgan Chase	HUF- BUBOR- Reuters	Fixed 7.890%	(7,171)	(66,607,805)	(66,614,976)
78,000,000	HUF	8/12/13	JP Morgan Chase	HUF- BUBOR- Reuters	Fixed 7.880%	(8,830)	(77,505,652)	(77,514,482)

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Net Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Strategic Income Fund (continued)
Interest Rate Swaps (continued)
122,000,000	HUF	6/06/13	JP Morgan Chase	HUF-BUBOR-Reuters	Fixed 8.480%	$16,930	$(121,222,005)	$(121,205,075)
160,000,000	HUF	12/17/10	JP Morgan Chase	HUF-BUBOR-Reuters	Fixed 8.600%	(6,751)	(159,182,758)	(159,189,509)
28,000,000	CZK	12/06/10	JP Morgan Chase	CZK-PRIBOR-PRBO	Fixed 2.750%	2,467	(26,620,792)	(26,618,325)
29,000,000	CZK	10/18/10	JP Morgan Chase	CZK-PRIBOR-PRBO	Fixed 3.300%	16,133	(27,407,320)	(27,391,187)
29,300,000	CZK	9/20/10	JP Morgan Chase	CZK-PRIBOR-PRBO	Fixed 3.470%	22,815	(27,575,456)	(27,552,641)
24,000,000	CZK	9/13/10	JP Morgan Chase	CZK-PRIBOR-PRBO	Fixed 3.560%	20,791	(22,629,934)	(22,609,143)
1,500,000	BRL	1/02/17	JP Morgan Chase	Brazil Interbank Deposit Rate	Fixed 13.900%	24,376	(725,087)	(700,711)
1,760,000	BRL	1/02/17	JP Morgan Chase	Brazil Interbank Deposit Rate	Fixed 13.900%	28,850	(676,856)	(648,006)
610,000	BRL	1/02/12	JP Morgan Chase	Brazil Interbank Deposit Rate	Fixed 14.000%	17,207	(326,740)	(309,533)
2,700,000	BRL	1/02/12	JP Morgan Chase	Brazil Interbank Deposit Rate	Fixed 12.380%	18,163	(1,441,552)	(1,423,389)
						385,074	(696,735,072)	(696,349,998)
310,000	TRY	2/06/12	Merrill Lynch International	3 Month Floating Rate USD-LIBOR-BBA	Fixed 17.100%	10,357	-	10,357
3,900,000	MXN	5/11/18	Merrill Lynch International	MXN-TIIE-Banxico	Fixed 8.570%	9,124	(3,524,448)	(3,515,324)
						19,481	(3,524,448)	(3,504,967)
43,650,000	RUB	2/18/13	Morgan Stanley & Co.	USD-LIBOR-BBA	Fixed 7.750%	(483,028)	(41,983,969)	(42,466,997)
5,500,000	MXN	11/26/18	Morgan Stanley & Co.	MXN-TIIE-Banxico	Fixed 9.070%	25,672	(5,101,448)	(5,075,776)
13,400,000	CZK	10/03/18	Morgan Stanley & Co.	CZK-PRIBOR-PRBO	Fixed 3.830%	32,099	(12,633,861)	(12,601,762)
1,180,000	BRL	1/02/17	Morgan Stanley & Co.	Brazil Interbank Deposit Rate	Fixed 14.950%	32,398	(651,089)	(618,691)
430,000	BRL	1/02/17	Morgan Stanley & Co.	Brazil Interbank Deposit Rate	Fixed 14.860%	11,703	(161,384)	(149,681)
1,180,000	BRL	1/02/17	Morgan Stanley & Co.	Brazil Interbank Deposit Rate	Fixed 15.000%	33,000	(651,089)	(618,089)
540,000	BRL	1/02/17	Morgan Stanley & Co.	Brazil Interbank Deposit Rate	Fixed 13.930%	9,261	(207,999)	(198,738)
430,000	BRL	1/02/17	Morgan Stanley & Co.	Brazil Interbank Deposit Rate	Fixed 14.880%	11,800	(162,952)	(151,152)
3,000,000	BRL	1/02/17	Morgan Stanley & Co.	Brazil Interbank Deposit Rate	Fixed 13.900%	48,752	(1,450,173)	(1,401,421)
990,000	BRL	1/02/17	Morgan Stanley & Co.	Brazil Interbank Deposit Rate	Fixed 12.810%	3,807	(556,967)	(553,160)
						(274,536)	(63,560,931)	(63,835,467)
7,350,000	ZAR	11/05/18	UBS AG	Fixed 8.920%	ZAR-JIBAR-SAFEX	(32,626)	(6,610,284)	(6,642,910)
1,440,000	ILS	1/07/19	UBS AG	ILS-TELBOR01-Reuters	Fixed 4.780%	6,007	(1,064,045)	(1,058,038)
1,410,000	ILS	12/12/18	UBS AG	ILS-TELBOR01-Reuters	Fixed 5.036%	13,547	(1,049,663)	(1,036,116)
1,550,000	ILS	9/04/18	UBS AG	ILS-TELBOR01-Reuters	Fixed 5.850%	43,361	(1,118,756)	(1,075,395)
1,550,000	ILS	8/28/18	UBS AG	ILS-TELBOR01-Reuters	Fixed 5.880%	46,992	(1,113,491)	(1,066,499)

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Net Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Strategic Income Fund (continued)
Interest Rate Swaps (continued)
600,000	BRL	1/02/17	UBS AG	Brazil Interbank Deposit Rate	Fixed 14.340%	$13,064	$(234,392)	$(221,328)
						90,345	(11,190,631)	(11,100,286)
1,005,000	EUR	1/07/19	Westpac Banking Corp.	EUR-EURIBOR-Reuters	Fixed 3.710%	(6,555)	359,640	353,085
						(6,555)	359,640	353,085
						$1,296,784	$(1,415,689,172)	$(1,414,392,388)
Total Return Swaps
15	USD	10/07/09	Citigroup	USD-LIBOR-BBA + 0.30%	Total return on the MSCI Belgium Index	$(3,565)	$-	$(3,565)
70	USD	10/02/09	Citigroup	Monthly return on the 1 Month USD-LIBOR-BBA	Total return on the MSCI Belgium Index	(16,638)	-	(16,638)
1,800,000	USD	2/02/09	Citigroup	Absolute value of the spread of the Lehman Brothers CMBS.Aaa.8.5+ Index if spread is negative	Lehman Brothers CMBS.Aaa.8.5+ Index if spread is positive	(1,844)	-	(1,844)
900,000	USD	2/02/09	Citigroup	Absolute value of the spread of the Lehman Brothers CMBS.Aaa.8.5+ Index + 0.150% if spread is negative	Lehman Brothers CMBS.Aaa.8.5+ Index + 0.150% if spread is positive	(813)	-	(813)
81,756	JPY	4/15/09	Citigroup	JPY-LIBOR + 0.40%	Total return on a custom basket Japanese equities	(106,523)	(80,874)	(187,397)
59,573	GBP	5/08/09	Citigroup	GBP-LIBOR + 0.35%	Total return on a custom basket U.K. equities	(54,333)	28,470	(25,863)
						(183,716)	(52,404)	(236,120)
2,318,000,000	VND	1/19/17	Credit Suisse Securities LLC	Up-front payment	Periodic payments and the redemption proceeds of Vietnam bonds	(74,095)	(2,317,700,155)	(2,317,774,250)
765,000	UAH	4/19/10	Credit Suisse Securities LLC	Up-front payment	Periodic payments and the redemption proceeds of Boryspil Airport bonds	(117,882)	(455,759)	(573,641)
16,800,000	RUB	6/24/12	Credit Suisse Securities LLC	Up-front payment	Periodic payments and the redemption proceeds of Moscoblgaz-Finans	(463,172)	(15,494,859)	(15,958,031)
18,645,000	RUB	2/21/12	Credit Suisse Securities LLC	Up-front payment	Periodic payments and the redemption proceeds of Orengurgskaya IAHK bonds	(506,549)	(17,212,747)	(17,719,296)
9,520,000	RUB	3/26/09	Credit Suisse Securities LLC	Up-front payment	Periodic payments and the redemption proceeds of MosOblTrustInvest	(280,571)	(8,786,865)	(9,067,436)
2,600,000,000	IDR	9/16/11	Credit Suisse Securities LLC	Up-front payment	Periodic payments and the redemption proceeds of Republic of Indonesia	(75,718)	(2,599,391,835)	(2,599,467,553)
						(1,517,987)	(4,959,042,220)	(4,960,560,207)

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Net Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Strategic Income Fund (continued)
Total Return Swaps (continued)
5,800,000,000	VND	4/13/17	Deutsche Bank	Up-front payment	Periodic payments and the redemption proceeds of Vietnam Shipping Industry Group	$(206,135)	$(5,799,271,370)	$(5,799,477,505)
229,333	USD	6/22/13	Deutsche Bank	Up-front payment	Periodic payments and the redemption proceeds of Republic of Indonesia	(73,459)	286,471	213,012
287,186	USD	9/01/12	Deutsche Bank	Up-front payment	Periodic payments and the redemption proceeds of Series 2006-A Certificates	(141,439)	287,186	145,747
420,000	USD	8/20/12	Deutsche Bank	Up-front payment	Periodic payments and the redemption proceeds of Ukrtelecom	(255,087)	420,000	164,913
420,000	USD	2/21/12	Deutsche Bank	Up-front payment	Periodic payments and the redemption proceeds of Ukrtelecom	(246,914)	420,000	173,086
832,054	USD	2/09/12	Deutsche Bank	Up-front payment	Periodic payments and the redemption proceeds of Ukrtelecom	(238,744)	771,757	533,013
420,000	USD	8/19/11	Deutsche Bank	Up-front payment	Periodic payments and the redemption proceeds of Ukrtelecom	(234,641)	420,000	185,359
420,000	USD	2/22/11	Deutsche Bank	Up-front payment	Periodic payments and the redemption proceeds of Ukrtelecom	(217,262)	420,000	202,738
420,000	USD	8/18/10	Deutsche Bank	Up-front payment	Periodic payments and the redemption proceeds of Ukrtelecom	(189,575)	420,000	230,425
2,259	USD	10/05/09	Deutsche Bank	1 Month LIBOR + 0.200%	Total return on a custom basket of exchange traded funds	(50,226)	-	(50,226)
13,700,000	NGN	2/24/09	Deutsche Bank	Up-front payment	Periodic payments and the redemption proceeds of Republic of Nigeria	(14,827)	(13,481,291)	(13,496,118)
988,233	MXN	1/05/11	Deutsche Bank	Up-front payment	Periodic payments and the redemption proceeds of Arrendadora Capita Corp. SA and the Capital Corporation de Mexico, SA de C.V.	(25,183)	(813,160)	(838,343)
987,811	MXN	1/05/11	Deutsche Bank	Up-front payment	Periodic payments and the redemption proceeds of Arrendadora Capita Corp. SA and the Capital Corporation de Mexico, SA de C.V.	(25,912)	(811,701)	(837,613)
1,509,189	MXN	1/05/11	Deutsche Bank	Up-front payment	Periodic payments and the redemption proceeds of Arrendadora Capita Corp. SA and the Capital Corporation de Mexico, SA de C.V.	(40,464)	(1,238,391)	(1,278,855)

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Net Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Strategic Income Fund (continued)
Total Return Swaps (continued)
3,100,000,000	IDR	6/15/21	Deutsche Bank	Up-front payment	Periodic payments and the redemption proceeds of Republic of Indonesia	$(104,404)	$(3,099,302,473)	$(3,099,406,877)
287,000,000	COP	9/12/14	Deutsche Bank	Up-front payment	Periodic payments and the redemption proceeds of Republic of Colombia	1,338	(286,753,223)	(286,751,885)
420,000	BRL	8/18/10	Deutsche Bank	Up-front payment	Periodic payments and the redemption proceeds of Federative Republic of Brazil	55,373	46,854	102,227
						(2,007,561)	(9,198,179,341)	(9,200,186,902)
6,930,000	USD	3/23/09	Goldman Sachs & Co.	Absolute value of the spread of the Bank of America Securities LLC CMBS.Aaa.8.5+ Index if spread is negative	Bank of America Securities LLC CMBS.Aaa.8.5+ Index if spread is positive	(570,181)	-	(570,181)
44,477	USD	3/09/09	Goldman Sachs & Co.	USD-LIBOR-BBA + 0.30%	Total return on a custom basket U.S. equities	(472,833)	-	(472,833)
2,660,000	USD	2/01/09	Goldman Sachs & Co.	Absolute value of the spread of the Lehman Brothers CMBS.Aaa.8.5+ Index if spread is negative	Lehman Brothers CMBS.Aaa.8.5+ Index if spread is positive	(358,794)	-	(358,794)
6	CHF	3/20/09	Goldman Sachs & Co.	Payments if total return of the EURX SMI Index is negative	Payments if total return of the EURX SMI Index is positive	961	-	961
						(1,400,847)	-	(1,400,847)
680,000	USD	2/01/09	JP Morgan Chase	Absolute value of the spread of the Lehman Brothers CMBS.Aaa.8.5+ Index if spread is negative	Lehman Brothers CMBS.Aaa.8.5+ Index if spread is positive	(91,010)	-	(91,010)
						(91,010)	-	(91,010)
671,181	USD	2/09/12	Morgan Stanley & Co.	Up-front payment	Periodic payments and the redemption proceeds of WTI Trading Ltd.	(150,415)	584,467	434,052
3,300,000	USD	3/01/09	Morgan Stanley & Co.	Absolute value of the spread of the Lehman Brothers CMBS.Aaa.8.5+ Index if spread is negative	Lehman Brothers CMBS.Aaa.8.5+ Index if spread is positive	(3,381)	-	(3,381)
540,000	USD	3/01/09	Morgan Stanley & Co.	Absolute value of the spread of the Lehman Brothers CMBS.Aaa.8.5+ Index if spread is negative	Lehman Brothers CMBS.Aaa.8.5+ Index if spread is positive	(71,750)	-	(71,750)

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty		Payments Made by Fund	Payments Received by Fund	Net Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Strategic Income Fund (continued)
Total Return Swaps (continued)
1,230,000	USD	2/01/09	Morgan Stanley & Co.		Absolute value of the spread of the Lehman Brothers CMBS.Aaa.8.5+ Index if spread is negative	Lehman Brothers CMBS.Aaa.8.5+ Index if spread is positive	$(166,404)	$-	$(166,404)
1,010,000	USD	2/01/09	Morgan Stanley & Co.		Absolute value of the spread of the Lehman Brothers CMBS.Aaa.8.5+ Index if spread is negative	Lehman Brothers CMBS.Aaa.8.5+ Index if spread is positive	(136,803)	-	(136,803)
580,000	USD	2/01/09	Morgan Stanley & Co.		Absolute value of the spread of the Lehman Brothers CMBS.Aaa.8.5+ Index if spread is negative	Lehman Brothers CMBS.Aaa.8.5+ Index if spread is positive	(78,677)	-	(78,677)
590,000	USD	2/01/09	Morgan Stanley & Co.		Absolute value of the spread of the Lehman Brothers CMBS.Aaa.8.5+ Index if spread is negative	Lehman Brothers CMBS.Aaa.8.5+ Index if spread is positive	(80,034)	-	(80,034)
13,850,424	RUB	8/15/34	Morgan Stanley & Co.		Up-front payment	Periodic payments and the redemption proceeds of EM Whole Loan SA	(277,893)	(12,836,132)	(13,114,025)
3,794,963	RUB	6/30/12	Morgan Stanley & Co.		Up-front payment	Periodic payments and the redemption proceeds of Red Arrow International Leasing Public Ltd. Co.	(76,607)	(3,520,334)	(3,596,941)
4,159	EUR	7/01/25	Morgan Stanley & Co.		EUR-LIBOR-BBA	Total return on a custom basket EUR equities	(47,553)	1,544	(46,009)
4,094	EUR	3/06/09	Morgan Stanley & Co.		EUR-LIBOR-BBA	Total return on a custom basket EUR equities	(4,262)	1,410	(2,852)
4,094	EUR	10/07/08	Morgan Stanley & Co.		Absolute value of the spread of the Lehman Brothers CMBS.Aaa.8.5+ Index if spread is negative	Lehman Brothers CMBS.Aaa.8.5+ Index if spread is positive	(94,085)	(9,598)	(103,683)
							(1,187,864)	(15,778,643)	(16,966,507)
							$(6,388,985)	$(14,173,052,608)	$(14,179,441,593)
Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive(Pay) FixedRate	Deliverable on Default	Net Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Balanced Fund
Credit Default Swaps
140,000	USD	6/20/17	Barclays Bank PLC	Buy	(0.850)%	Sara Lee Corp.	$(2,377)	$-	$(2,377)
35,000	USD	3/20/14	Barclays Bank PLC	Buy	(2.150)%	RadioShack Corp.	(275)	-	(275)
105,000	USD	3/20/14	Barclays Bank PLC	Buy	(2.150)%	RadioShack Corp.	(824)	-	(824)
200,000	USD	12/20/09	Barclays Bank PLC	Buy	(0.550)%	Cox Communications, Inc.	1,491	-	1,491
							(1,985)	-	(1,985)
25,000	USD	9/20/17	Credit Suisse Securities LLC	Buy	(1.050)%	Brunswick Corp. Notes.	9,943	-	9,943

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive(Pay) FixedRate	Deliverable on Default	Net Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Balanced Fund (continued)
Credit Default Swaps (continued)
180,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriot International, Inc.	$38,008	$-	$38,008
47,951	-	47,951
$45,966	$-	$45,966
BRL -Brazilian Real
CHF -Swiss Franc
CNY -Chinese Yuan Renminbi
COP -Colombian Peso
CZK -Czech Koruna
EUR -Euro
GBP -British Pound
HUF -Hungarian Forint
IDR -Indonesian Rupiah
ILS -Israeli Shekel
JPY -Japanese Yen
MXN -Mexican Peso
NGN -Nigerian Naira
PLN -Polish Zloty
RUB -Russian Ruble
SEK -Swedish Krona
TRY -New Turkish Lira
UAH -Ukrainian Hryvnia
VND -Vietnamese Dong
ZAR -South African Rand

Structured Notes

The Funds may buy "structured" notes, which are specially-designed debt investments with principal payments or interest payments that are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be "structured" by the purchaser (the Fund) and the borrower issuing the note. The values of these notes will fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks. Therefore the Fund could receive more or less than it originally invested when a note matures, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. The prices of these notes may be very volatile and they may have a limited trading market, making it difficult for the Fund to value them or to sell its investment quickly at an acceptable price.

Loan Participations and Assignments

Certain loan participations or assignments acquired by the Fund may involve unfunded commitments of the lenders or revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the Fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan documentation. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. At January 31, 2009, Strategic Income Fund had unfunded loan commitments to lend of $1,291,655. These unfunded commitments have been excluded from the Fund's Portfolio of Investments.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a periodic coupon.

Notes to Portfolio of Investments (Unaudited) (Continued)

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Dollar Roll Transactions

The Funds may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA certificate or other mortgage backed security to a financial institution, such as a bank or broker-dealer, concurrent with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive the interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund. A Fund is compensated for agreeing to repurchase the security by the difference between the current sales price and the price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls may be renewed over a period of several months with a different repurchaser or repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, a Fund may enter into a dollar roll transaction involving a security not then in the Fund's portfolio. The Funds account for dollar roll transactions as purchases and sales. If certain criteria are met, these dollar roll transactions may be considered a financing transaction whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

Notes to Portfolio of Investments (Unaudited) (Continued)

A Fund will segregate cash or other liquid securities in an amount sufficient to meet its obligations under dollar roll transactions or otherwise cover its obligations as permitted by applicable law. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. For example, if the counterparty were to become insolvent, the Fund's right to purchase from the counterparty may be restricted. Additionally, the market value of the securities sold by the Fund may decline below the repurchase price of those securities to be purchased.

Foreign Securities

The Global Fund invests a significant amount of its assets and each of the International Bond Fund, International Equity Fund and Focused International Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Restricted Securities

Certain securities are illiquid and restricted as to resale. They have been valued in good faith under procedures established by the Trustees, taking into consideration such factors as the Trustees deem appropriate. The Funds generally bear the costs, if any, associated with the disposition of restricted securities. Aggregate cost and fair value of these securities held at January 31, 2009 were as follows:

	Aggregate Cost	Aggregate Value	Value as Percentage of Fund's Net Assets
Short-Duration Bond Fund	$5,238,090	$2,619,548	0.7%
Core Bond Fund	17,058,160	9,189,863	0.9%
Diversified Bond Fund	4,442,788	2,261,418	0.8%
Strategic Income Fund	1,995,510	1,176,124	0.4%
Balanced Fund	614,418	251,502	0.2%

 3. Federal Income Tax Information

At January 31, 2009, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$432,418,598	$5,080,816	$(28,439,567)	$(23,358,751)
Inflation-Protected Bond Fund	239,018,103	1,104,046	(7,098,580)	(5,994,534)
Core Bond Fund	1,290,875,067	17,614,821	(124,915,568)	(107,300,747)
Diversified Bond Fund	353,174,889	5,926,732	(36,329,147)	(30,402,415)
Strategic Income Fund	358,449,067	6,465,652	(68,999,720)	(62,534,068)
High Yield Fund	153,319,358	1,477,053	(24,278,623)	(22,801,570)
International Bond Fund	30,463,262	278,333	(3,466,188)	(3,187,855)
Balanced Fund	136,497,673	1,962,304	(21,847,366)	(19,885,062)
Value Fund	239,405,780	5,625,192	(55,102,275)	(49,477,083)
Core Value Equity Fund	11,932,186	132,025	(3,263,604)	(3,131,579)
Enhanced Index Value Fund	351,341,813	2,076,347	(102,597,390)	(100,521,043)
Enhanced Index Core Equity Fund	17,784,732	184,428	(4,080,120)	(3,895,692)
Main Street Fund	236,082,732	1,134,813	(86,020,550)	(84,885,737)
Capital Appreciation Fund	772,452,660	11,587,939	(195,279,434)	(183,691,495)
Enhanced Index Growth Fund	189,942,346	1,822,638	(40,699,395)	(38,876,757)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Discovery Value Fund	$50,693,887	$574,421	$(15,166,024)	$(14,591,603)
Small Capitalization Value Fund	19,280,847	317,043	(5,470,439)	(5,153,396)
Main Street Small Cap Fund	123,400,528	1,566,776	(48,515,815)	(46,949,039)
Small Company Opportunities Fund	228,832,654	3,010,414	(94,830,447)	(91,820,033)
Global Fund	425,296,733	13,118,866	(142,926,797)	(129,807,931)
International Equity Fund	672,561,435	44,556,607	(217,063,393)	(172,506,786)
Focused International Fund	102,452,097	964,427	(22,137,676)	(21,173,249)
Strategic Emerging Markets Fund	51,007,386	1,716,102	(3,005,176)	(1,289,074)

Note: The aggregate cost for investments for the Money Market Fund at January 31, 2009, is the same for financial reporting and federal income tax purposes.

Notes to Portfolio of Investments (Unaudited) (Continued)

 4. Investment in Affiliated Issuers

A summary of the Funds' transactions in the securities of these issuers during the period ended January 31, 2009, was as follows:

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Strategic Income Fund
Oppenheimer Institutional Money Market Fund Class E	22,154,142	38,751,268	48,784,461	12,120,949	$12,120,949	$-	$-
Oppenheimer Master Loan Fund LLC	177,664,975	-	-	177,664,975	13,261,388	-	-
					$25,382,337	$-	$-
Global Fund
Oppenheimer Institutional Money Market Fund Class E	4,039,618	17,731,756	19,429,678	2,341,696	$2,341,696	$-	$-
					$2,341,696	$-	$-
International Equity Fund
Oppenheimer Institutional Money Market Fund Class E	58,882,604	25,432,616	60,091,647	24,223,573	$24,223,573	$-	$-
					$24,223,573	$-	$-

 5. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds' use of, and accounting for, derivative instruments and the effect on the results of each Fund's operations and financial position. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

Item 2. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC's rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Premier Funds

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	3/30/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	3/30/09

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	3/30/09